UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                    File No.  333-105992

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                  File No.  811-3330

Amendment No. 192 ☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes,VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2007 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Premium Deferred Variable Annuity Contract

Schwab Custom Solutions™ Variable Annuity
Nationwide Life Insurance Company
Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2007), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 39.  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-888-421-5368 (TDD 1-800-238-3035); go on-line to: www.nationwide.com; or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.
Before investing, understand that annuities and/or life insurance products are not insured bythe FDIC, NCUSIF, or any other Federal governement agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
Alger American Fund
•	Alger American Balanced Portfolio: Class S Shares
•	Alger American Mid Cap Growth Portfolio: Class S Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II
•	American Century VP International Fund: Class IV†
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class II*
•	American Century VP Vista Fund: Class II
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares
•	Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Overseas Portfolio: Service Class 2R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2

1

Fidelity Variable Insurance Products Fund IV
•	VIP Energy Portfolio: Service Class 2†
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust (formerly Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class (formerly AMT Limited Maturity Bond Portfolio: I Class)
MFS Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust ("NVIT") (formerly Gartmore Variable Insurance Trust ("GVIT"))
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III*†
•	Gartmore NVIT Emerging Markets Fund: Class VI†
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II (formerly GVIT Small Cap Value Fund)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class II (formerly GVIT Small Company Fund)
•	Nationwide NVIT Global Health Sciences Fund: Class VI†
•	Nationwide NVIT Global Technology and Communications Fund: Class VI†
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class II
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class II
•	NVIT International Index Fund: Class VIII†
•	NVIT International Value Fund: Class VI†
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class II*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class *
•	AMT International Portfolio: S Class †
•	AMT Mid-Cap Growth Portfolio: S Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 4†
•	Oppenheimer High Income Fund/VA: Class 4†
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Pioneer Variable Contracts Trust
•	Pioneer Small Cap Value VCT Portfolio: Class I Shares
Schwab Annuity Portfolios
•	Schwab Money Market Portfolio™
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*
•	U.S. Real Estate Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II
•	Oppenheimer High Income Fund/VA: Service Shares†

The following underlining mutual funds are only available to contracts issued before May 1, 2006:

Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

Effective May 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

2

Effective February 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Janus Aspen Series
•	International Growth Portfolio: Service Shares

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class II
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class II
•	Nationwide NVIT Global Financial Services Fund: Class II
•	Nationwide NVIT Global Health Sciences Fund: Class II
•	Nationwide NVIT Global Technology and Communications Fund: Class II
•	NVIT International Value Fund: Class II
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Service Shares
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

Not all of the underlying mutual funds offered under the contract are available when the Capital Preservation Plus Option is elected.  Please see "Capital Preservation Plus Option" later in this prospectus for the list of underlying mutual funds available in conjunction with that option.

To contact Charles Schwab Insurance Services:

call:           1-888-311-4887

write:

Schwab Insurance Services
P.O. Box 7666
San Francisco, California  94120-7666

or go on-line to:

www.schwab.com

3

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which Nationwide annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.

Annuity unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value- The value of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

FDIC– Federal Deposit Insurance Corporation.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

NCUSIF – National Credit Union Share Insurance Fund.

Net asset value- The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC – Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  None of the Tax Sheltered Annuities sold under this prospectus are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date - Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation date- Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.

Valuation period- The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.

Variable account- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

4

Table of Contents	Page
Glossary of Special Terms	4
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	8
Example	8
Synopsis of the Contracts	9
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	10
Financial Statements	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	10
Charles Schwab and Co., Inc.	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	12
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Standard Charges and Deductions	14
Sales Charges
Variable Account Charge
Contract Maintenance Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	15
Death Benefit Options
Beneficiary Protector II Option
Capital Preservation Plus Option
Removal of Variable Account Charges	21
Ownership and Interests in the Contract	21
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	24
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	27
Surrender (Redemption) Prior to Annuitization	27
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)

5

Table of Contents (continued)	Page
Surrender (Redemption) After Annuitization	29
Surrenders Under Certain Plan Types	29
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Assignment	29
Contract Owner Services	30
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Death Benefits	30
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Spousal Protection Feature
Annuity Commencement Date	35
Annuitizing the Contract	35
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	36
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	37
Legal Proceedings	37

Table of Contents of Statement of Additional Information	40
Appendix A: Underlying Mutual Funds	41
Appendix B: Condensed Financial Information	50
Appendix C: Contract Types and Tax Information	69

6

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Sales Charges	0%[1]
Maximum Premium Tax Charge (as a percentage of purchase payments) Maximum Short-Term Trading Fee (as a percentage of transaction amount)	5%[2] 1%

The next table describes the fees and expenses (not including underlying mutual fund fees and expenses) that a contract owner will pay periodically during the life of the contract including charges for any optional benefits available under the contract.  The fees associated with any optional benefits elected will be in addition to the variable account charge.

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30[3]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[4]
Variable Account Charge	0.95%
Death Benefit Options (an applicant may elect one death benefit option as a replacement for the standard death benefit)
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.10% 1.05%
Combination Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.40%[5] 1.35%
Beneficiary Protector II Option Total Variable Account Charges (including this option only)	0.35%[6] 1.30%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee not to exceed 0.50%.
0.50%[7] 1.45%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	0.95%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	2.20%

1There are no sales charges assessed upon purchase payments or surrenders from the contract.

2Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other governmental entities.

3 The Contract Maintenance Charge is deducted proportionally from each sub-account on an annual basis from all contracts containing less than $50,000 on each contract anniversary.  This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

4 These charges apply only to sub-account allocations.  They do not apply to allocations made to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

5 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

6 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

7 The Capital Preservation Plus Option may be elected at application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

7

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2006, charged (before any waivers or reimbursements) by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of the underlying mutual fund's average net assets)	0.43%	11.49%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund IV – VIP Energy Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	Nationwide Variable Insurance Trust – Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust – Gartmore NVIT Emerging Markets Fund: Class VI
•	Nationwide Variable Insurance Trust – Nationwide NVIT Global Health Sciences Fund: Class VI
•	Nationwide Variable Insurance Trust – Nationwide NVIT Global Technology and Communications Fund: Class VI
•	Nationwide Variable Insurance Trust – NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust – NVIT International Value Fund: Class VI
•	Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total variable account charges associated with the most expensive combination of optional benefits (2.20%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

Costs associated with surrendering, NOT surrendering or annuitizing at the end of the applicable one-, three-, five- or ten-year time periods are shown below:
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (11.49%)	1,469*	3,994	6,053	9,689
Minimum Total Underlying Mutual Fund Operating Expenses (0.43%)	308*	941	1,599	3,357

*Contracts sold under this prospectus do not permit annuitization in the first or second contract years.

8

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities;
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs;
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract and no sales loads will be assessed on the new contract.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity	$3,000	$500

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $100.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract.  If, on any contract anniversary (and on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Death Benefit Options

Two death benefit options are available to replace the standard death benefit under the contract at the time of application:

•	the One-Year Enhanced Death Benefit Option (0.10%); or

•	the Combination Enhanced Death Benefit Option (0.40%).

Charges associated with any death benefit election will be assessed as a percentage of the daily net assets of the variable account.

For more information about the standard and optional death benefits available, please see "Death Benefit Calculations" later in this prospectus.

9

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with annuitants age 75 or younger at the time of application.  If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.35%.

For more information about the benefits provided by this option, please see "Beneficiary Protector II Option" later in this prospectus.

Capital Preservation Plus Option

A Capital Preservation Plus Option may only be elected at application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assests of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

For more information about this option, please see "Capital Preservation Plus Option" later in this prospectus.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free-look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and the consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Charles Schwab and Co., Inc.

The contracts are sold exclusively by representatives of Charles Schwab and Co., Inc., ("Schwab") Schwab Insurance Services, P.O. Box 7666, San Francisco, California 94120-7666.  Schwab is not affiliated with Nationwide or NISC.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on October 7, 1981 pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

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Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund.  Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the

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guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from a Charles Schwab representative, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity products offered through Charles Schwab and Co., Inc. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered exclusively through Schwab.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  Schwab is not responsible for the guarantees under the contracts.  Guarantees under the contracts are the sole responsibility of Nationwide.

Investors who purchase the variable annuity described in this prospectus may be eligible to apply the contract value to the total amount of the investor's household assets maintained at Schwab.  If the total amount of the investor's household assets at Schwab meet certain predetermined breakpoints, the investor may be eligible for certain fee reductions or other related benefits offered by Schwab.  All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab.  Charges and expenses of the variable annuity contract described in this prospectus are NOT subject to reduction or waiver by Schwab.  Please consult a Charles Schwab representative for more information.

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In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to Schwab for selling the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 1.25%.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

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For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.
Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Sales Charges

There are no sales charges assessed upon purchase payments or surrenders from the contract.

Variable Account Charge

Nationwide deducts a Variable Account Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.  This fee compensates Nationwide for expenses incurred as part of distributing and issuing the annuity contracts, including:

•	mortality and expense risks including the standard death benefit;

•	acquisition and administrative expenses; and

•	compensation to selling agents.

If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.

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Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	surrenders;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay the annual Contract Maintenance Charge;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For an additional charge, the contract owner may elect one of two death benefit options.  The charges associated with these options will be assessed until annuitization and are assessed on variable account allocations only.

One-Year Enhanced Death Benefit Option

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit, or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to this contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 31.

This option can be elected for an additional charge of 0.10% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For more complete information on this death benefit option, please see "Death Benefit Calculations" on page 31.

The One-Year Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

Combination Enhanced Death Benefit Option

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit, or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide

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receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value (5% annual compound interest applied to adjusted purchase payments.)

For contracts that have elected this option, if the total of all purchase payments made to this contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 31.

This option can be elected for an additional charge of 0.40% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For more complete information on this death benefit option, please see "Death Benefit Calculations" on page 31.

The Combination Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the annuitant’s age at the time of application and, if applicable, the co-annuitant’s age at the time of the first annuitant’s death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	terminate the contract; or

(b)	continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant’s death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant’s death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract as soon as practicable after being calculated, if there is a co-annuitant named to the contract.  If the benefit is credited to the contract value, it will be subject to any applicable contract charges.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant’s death.  If the co-annuitant is older than age 75 at the date of the first annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant’s death, the Earnings Percentage will be 40%.  If the co-annuitant is age 71 through age 75 at the time of the first annuitant’s death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

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c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant’s death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time  (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this “Capital Preservation Plus Option” provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying funds.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

During the program period, the following conditions apply:

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If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option.

•
If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

Not all of the underlying mutual fund options offered under the contract are available for investment when the Capital Preservation Plus Option is elected.  Upon completion or termination of a program period, all of the underlying mutual fund options offered under the contract are made available for investment by a contract owner.

The following underlying mutual fund options are available in conjunction with Capital Preservation Plus:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
Alger American Fund
•	Alger American Balanced Portfolio: Class S Shares
•	Alger American Mid Cap Growth Portfolio: Class S Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class II*
•	American Century VP Vista Fund: Class II
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares
•	Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares

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Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund II
•	VIP II Contrafund® Portfolio: Service Class 2
•	VIP II Investment Grade Bond Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund III
•	VIP III Mid Cap Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund IV
•	VIP Energy Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
Lehman Brothers Advisers Management Trust (formerly Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class (formerly AMT Limited Maturity Bond Portfolio: I Class)
MFS Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust ("NVIT") (formerly Gartmore Variable Insurance Trust ("GVIT"))
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class II
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class II*
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: S Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Main Street Fund®/VA: Service Shares
Pioneer Variable Contracts Trust
•	Pioneer Small Cap Value VCT Portfolio: Class I Shares
Schwab Annuity Portfolios
•	Schwab Money Market Portfolio™
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II

The following underlining mutual funds are only available to contracts issued before May 1, 2006:

Franklin Templetion Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

If a contract owner terminates a program period early, Nationwide will not change the existing investment allocations, including allocations to the Guaranteed Term Option, unless instructed otherwise by the contract owner.

Upon completion of a program period, Nationwide will not change the existing investment allocations to the underlying mutual fund options unless instructed otherwise by the contract owner.  Allocations made to the Guaranteed Term Option and any amounts credited under the program will be allocated to the money market sub-account unless a new program is elected.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from

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the sub-accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the variable account value will be calculated using unit values with variable account charges of 1.30% until the applicable benefit is applied and the charge is no longer assessed.  At the end of that period, the contract will be re-rated, and the 0.35% charge associated with the Beneficiary Protector II Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.95%.  Thus, the Beneficiary Protector II Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.30% will have a lower unit value than sub-account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder

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Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant’s death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the annuitant’s spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the "Spousal Protection Feature" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner’s spouse);

•	contingent owner;

•	annuitant (subject to Nationwide’s underwriting and approval);

•	contingent annuitant (subject to Nationwide’s underwriting and approval);

•	co-annuitant (must be the annuitant’s spouse);

•	joint annuitant (subject to Nationwide’s underwriting and approval);

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•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity	$3,000	$500

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $100.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Nationwide’s consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year’s Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units.

Contract owners can change future allocations to the sub-accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to a Guaranteed Term Option.

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If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 0.95% to 2.20% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide’s one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see “Managers of Multiple Contracts”).

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

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Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to

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accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

Contract owners have a ten day "free-look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free-look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant’s death, contract owners may generally surrender some or all of their contract value.  There are no sales charges assessed upon surrenders from the contract.  There may be income tax and/or penalty taxes assessed upon surrenders.  Please see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information for more information.

Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See “Pricing”)

Nationwide is required by state law to reserve the right to postpone payment of assets in the Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Financial Advisor Fees

The contract may be available for use with investment accounts at Schwab that charge an annual fee.  Fees for these accounts would be specified in the respective account agreements.  Any fees and expenses associated with these accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.  Please consult a Schwab representative for more information on the tax status of surrenders made for this purpose.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	a $30 Contract Maintenance Charge (if the contract value is equal to or greater than $50,000, the Contract Maintenance Charge will be waived);

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

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•	Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

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Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the Federated Insurance Series – Federated Quality Bond Fund II: Service Shares, Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class,NVIT Nationwide NVIT Government Bond Fund: Class I, and the NVIT – Nationwide NVIT Investor Destinations Conservative Fund: Class II,  to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, there is no death benefit payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner’s estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

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If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.  If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations

An applicant may elect either the standard death benefit, the One-Year Enhanced Death Benefit Option or the Combination Enhanced Death Benefit Option, which are offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant’s death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

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(3)
the highest contract value on any 5 year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit Option

For an additional charge equal to an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can purchase the One-Year Enhanced Death Benefit Option at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

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F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The One-Year Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit is only available for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant’s 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

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The Combination Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Spousal Protection Feature

The standard death benefit, One-Year Enhanced Death Benefit and Combination Enhanced Death Benefit include a Spousal Protection Feature at no additional charge.  The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued (or such younger age that is required by the terms of any elected optional benefit);

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant’s death, Nationwide will adjust the contract value to equal the death benefit value.  The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  Generally, the contract owner designates the annuity commencement date at the time of application.  If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.  The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VariableAnnuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

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the portion of purchase payments allocated to provide variable annuity payments;

•	the variable account value on the annuitization date;

•	the age and sex of the annuitant (and joint annuitant, if any);

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the annuitization date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date.  This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20.  The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the annuitant’s age (and the joint annuitant’s age, if applicable) or requirements under the Internal Revenue Code.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

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Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant’s lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse

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effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

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On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005,Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:                         AIM Advisors, Inc.
Investment Objective:                       Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:                         AIM Advisors, Inc.
Investment Objective:                      Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:                           AIM Advisors, Inc.
Investment Objective:                         Long-term capital growth.

Alger American Fund - Alger American Balanced Portfolio: Class S Shares
Investment Adviser:                          Fred Alger Management, Inc.
Investment Objective:                        Current income and long-term capital appreciation.

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares
Investment Adviser:                          Fred Alger Management, Inc.
Investment Objective:                        Long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
Investment Adviser:                           AllianceBernstein L.P.
Investment Objective:                         Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:                           AllianceBernstein L.P.
Investment Objective:                         Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
Investment Adviser:                             American Century Investment Management, Inc.
Investment Objective:                          Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                            American Century Global Investment Management, Inc.
Investment Objective:                         Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
Investment Adviser:                             American Century Global Investment Management, Inc.
Investment Objective:                          Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:                             American Century Investment Management, Inc.
Investment Objective:                          Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:                           American Century Investment Management, Inc.
Investment Objective:                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Adviser:                            American Century Investment Management, Inc.
Investment Objective:                         Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
Investment Adviser:                            American Century Investment Management, Inc.
Investment Objective:                          Long-term capital growth.

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American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                American Century Investment Management, Inc.
Investment Objective:                             Long-term total return using a strategy that seeks to protect against U.S. inflation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                             The Dreyfus Corporation
Investment Objective:                           To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:                              The Dreyfus Corporation
Investment Objective:                            To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:                               The Dreyfus Corporation
Investment Objective:                             Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
Investment Adviser:                              The Dreyfus Corporation
Investment Objective:                             Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
Investment Adviser:                                Federated Equity Management Company of Pennsylvania
Investment Objective:                             Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
Investment Adviser:                                Federated Equity Management Company of Pennsylvania
Investment Objective:                             Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:                               Federated Equity Management Company of Pennsylvania
Sub-adviser:                                             Federated Investment Management Company
Investment Objective:                            To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Adviser:                               Federated Investment Management Company
Investment Objective:                             Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:                               Fidelity Management & Research Company
Sub-adviser:                                              FMR Co., Inc.
Investment Objective:                             Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:                             Fidelity Management & Research Company
Sub-adviser:                                           FMR Co., Inc.
Investment Objective:                          Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:                              FMR
Sub-adviser:                                            Fidelity Research & Analysis Company
Investment Objective:                            Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2
Investment Adviser:                           FMR
Sub-adviser:                                         Fidelity Research & Analysis Company
Investment Objective:                        Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:                          FMR
Sub-adviser:                                        Fidelity Investments Money Management, Inc.
Investment Objective:                       High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:                         FMR
Sub-adviser:                                       Fidelity Research & Analysis Company
Investment Objective:                      Long-term growth of capital.   Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                       Fidelity Management & Research Company
Sub-adviser:                                     FMR Co., Inc.
Investment Objective:                     Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

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Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:                       Franklin Advisors, Inc.
Investment Objective:                    Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts issued before May 1, 2006
Investment Adviser:                      Franklin Advisory Services, LLC
Investment Objective:                    Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:                       Franklin Advisory Services, LLC
Investment Objective:                     Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                       Templeton Asset Management, Ltd.
Investment Objective:                      Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                        Templeton Investment Counsel, LLC
Investment Objective:                      Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:                        Templeton Investment Counsel, LLC
Investment Objective:                      Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                         Franklin Advisors, Inc.
Investment Objective:	High current income, with preservation of capital. Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Adviser:                        Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                      Janus Capital Management LLC
Investment Objective:                    Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                       Janus Capital Management LLC
Sub-adviser:                                     Enhanced Investment Technologies, LLC
Investment Objective:                    Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                       Janus Capital Management LLC
Investment Objective:                    Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 1, 2005
Investment Adviser:                       Janus Capital Management LLC
Investment Objective:                     Long-term capital growth.

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Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                        Neuberger Berman Management Inc.
Sub-adviser:                                      Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts issued before May 1, 2006
Investment Adviser:                       Massachusetts Financial Services Company
Investment Objective:                     Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:                       Massachusetts Financial Services Company
Investment Objective:                     Capital appreciation and reasonable income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:                        Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:                       Capital Research and Management Company
Investment Objective:                     Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:                        Capital Research and Management Company
Investment Objective:                     Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:                         Capital Research and Management Company
Investment Objective:                       The fund seeks to make shareholders' investments grow and provide income                                                                                                over time by investing primarily in common stock of companies or other                                                               securities that demonstrate the potential for appreciation and/or dividends.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:                          Capital Research and Management Company
Investment Objective:                        Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:                            Gartmore Mutual Fund Capital Trust
Sub-adviser:                                           Federated Investment Management Company
Investment Objective:                          High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                            Gartmore Mutual Fund Capital Trust
Sub-adviser:                                          Federated Investment Management Company
Investment Objective:                         High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:                            Gartmore Mutual Fund Capital Trust
Sub-adviser:                                          Gartmore Global Partners
Investment Objective:                         Long-term capital growth by investing primarily in equity securities of                                                                                                companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                            Gartmore Mutual Fund Capital Trust
Sub-adviser:                                          Gartmore Global Partners
Investment Objective:                          Long-term capital growth.

40

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II
Investment Adviser:                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                       Oberweis Asset Management, Inc.; Waddell & Reed Investment ManagementCompany
Investment Objective:                       Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II
Investment Adviser:                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                       Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                       Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class II
Investment Adviser:                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                       American Century Investment Management Inc.; Franklin Portfolio                                                                               Associates LLC; Gartmore Global Partners; Morgan Stanley Investment                                                             Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment                                                             Management Company
Investment Objective:                     Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                      Gartmore Global Partners
Investment Objective:                      Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                        Gartmore Mutual Fund Capital Trust
Investment Objective:                     Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class VI
Investment Adviser:                        Gartmore Mutual Fund Capital Trust
Investment Objective:                     Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                       Gartmore Mutual Fund Capital Trust
Investment Objective:                     Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class VI
Investment Adviser:                        Gartmore Mutual Fund Capital Trust
Investment Objective:                      Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class I
Investment Adviser:                         Gartmore Mutual Fund Capital Trust
Investment Objective:                       To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                           Gartmore Mutual Fund Capital Trust
Investment Objective:                         To maximize growth of capital consistent with a more aggressive level of                                                                                                risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

41

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                              Gartmore Mutual Fund Capital Trust
Investment Objective:                            High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                             Gartmore Mutual Fund Capital Trust
Investment Objective:                           High level of total return consistent with a moderate level of risk as                                                                                                  compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                               Gartmore Mutual Fund Capital Trust
Investment Objective:                             Growth of capital, but also seeks income consistent with a moderately                                                                                                 aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                  Gartmore Mutual Fund Capital Trust
Investment Objective:                                High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class II
Investment Adviser:                                   Gartmore Mutual Fund Capital Trust
Investment Objective:                                 Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I
Investment Adviser:                                    Gartmore Mutual Fund Capital Trust
Investment Objective:	High level of current income as is consistent with the preservation of capitaland maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class II
Investment Adviser:                                    Gartmore Mutual Fund Capital Trust
Investment Objective:                                 Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:                                    Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                   Fund Asset Management, LP
Investment Objective:                                  To match the performance of the Morgan Stanley Capital International                                                                                                 Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as                                                                            possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                      Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                    The Boston Company Asset Management LLC
Investment Objective:                                   Long-term capital appreciation.

42

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class VI
Investment Adviser:                                    Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                   The Boston Company Asset Management LLC
Investment Objective:                                   Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                     Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                   Fund Asset Management, LP
Investment Objective:                                   Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class II
Investment Adviser:                                     Gartmore Mutual Fund Capital Trust
Investment Objective:                                   Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:                                       Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                     Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                     Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                   Van Kampen Asset Management
Investment Objective:                                   Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                     Neuberger Berman Management Inc.
Sub-adviser:                                                   Neuberger Berman, LLC
Investment Objective:                                  Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                    Neuberger Berman Management Inc.
Sub-adviser:                                                  Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
Investment Adviser:                                Neuberger Berman Management Inc.
Sub-adviser:                                              Neuberger Berman, LLC
Investment Objective:                             Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                Neuberger Berman Management Inc.
Sub-adviser:                                              Neuberger Berman, LLC
Investment Objective:                             Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                Neuberger Berman Management Inc.
Sub-adviser:                                              Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
Investment Adviser:                               OppenheimerFunds, Inc.
Investment Objective:                             Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:                                OppenheimerFunds, Inc.
Investment Objective:                              Long-term capital appreciation by investing a substantial portion of its                                                                                                assets in securities of foreign issuers, "growth-type" companies, cyclical                                                                      industries and special situations that are considered to have appreciation

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

43

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                               OppenheimerFunds, Inc.
Investment Objective:                             Long-term capital appreciation by investing a substantial portion of its                                                                                                 assets in securities of foreign issuers, "growth-type" companies, cyclical                                                                     industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Investment Adviser:                               OppenheimerFunds, Inc.
Investment Objective:                            High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:                               OppenheimerFunds, Inc.
Investment Objective:                            High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:                               OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:                                  OppenheimerFunds, Inc.
Investment Objective:                               Capital appreciation.

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares
Investment Adviser:                                  Pioneer Investment Management, Inc.
Investment Objective:	Seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts issued before May 1, 2005
Investment Adviser:                                 Putnam Investment Management, LLC
Investment Objective:                              Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                Putnam Investment Management, LLC
Investment Objective:                             Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts issued before May 1, 2005
Investment Adviser:                               Putnam Investment Management, LLC
Investment Objective:                            Capital appreciation.

Schwab Annuity Portfolios - Schwab Money Market Portfolio
Investment Adviser:                               Charles Schwab Investment Management, Inc.
Investment Objective:                             The highest current income consistent with stability of capital and liquidity.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                T. Rowe Price Investment Services
Investment Objective:                              Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                T. Rowe Price Investment Services
Investment Objective:                             Substantial dividend income as well as long-term growth of capital through                                                                                                investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                               T. Rowe Price Investment Services
Investment Objective:                             High level of income consistent with moderate price fluctuation.

44

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:                               Morgan Stanley Investment Management Inc.
Investment Objective:                            Above-average total return over a market cycle of three to five years by                                                                                               investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                              Morgan Stanley Investment Management Inc.
Investment Objective:                           High total return by investing primarily in fixed income securities of                                                                                                 government and government-related issuers and, to a lesser extent, of                                                                   corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
Investment Adviser:                             Morgan Stanley Investment Management Inc.
Investment Objective:                          Above average current income and long-term capital appreciation by                                                                                               investing primarily in equity securities of companies in the U.S. real estate                                                                  industry, including real estate investment trusts.

45

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2006 (the maximum variable account charge of 2.20%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:      1-888-421-5368, TDD 1-800-208-3035
writing:      Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
         checking on-line at:          www.nationwide.com

The American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II, American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II, Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares, Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II – VIP II Contrafund® Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund II – VIP II Investment Grade Bond Portfolio: Service Class 2, Fidelity Variable Insurance Product Fund III – VIP III Mid Cap Portfolio: Service Class II, Fidelity Variable Insurance Products Fund IV – VIP Energy Portfolio: Service Class 2, Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2, Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3, Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3, MFS Variable Insurance Trust – MFS Value Series: Service Class, Nationwide Variable Insurance Trust – American Funds NVIT Growth-Income Fund: Class II, Nationwide Variable Insurance Trust – Gartmore NVIT Emerging Markets Fund: Class VI, Nationwide Variable Insurance Trust – Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II, Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I, Nationwide Varaible Insurance Trust – Nationwide NVIT U.S. Growth Leaders Fund: Class II, Nationwide Variable Insurance Trust – NVIT Nationwide Fund: Class II, Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class, Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class, Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4, T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II, T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II, and T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II were added to the variable account effective May 1, 2007.  Therefore, no Condensed Financial Information is available.

No Optional Benefits Elected
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.643290	14.144186	11.87%	11,860	2006
	12.107043	12.643290	4.43%	7,559	2005
	11.027861	12.107043	9.79%	5,786	2004
	10.000000	11.027861	10.28%	4,410	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.183235	12.798878	5.05%	13,665	2006
	11.328017	12.183235	7.55%	7,838	2005
	10.755541	11.328017	5.32%	1,905	2004
	10.000000	10.755541	7.56%	1,905	2003*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.621196	15.685467	15.15%	8,717	2006
	12.585307	13.621196	8.23%	2,650	2005
	11.022888	12.585307	14.17%	1,422	2004
	10.000000	11.022888	10.23%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	11.733092	12.140292	3.47%	9,074	2006
	10.952495	11.733092	7.13%	29,570	2005
	10.604657	10.952495	3.28%	8,331	2004
	10.000000	10.604657	6.05%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	13.057174	14.212042	8.84%	9,809	2006
	12.033982	13.057174	8.50%	14,038	2005
	10.773986	12.033982	11.69%	4,212	2004
	10.000000	10.773986	7.74%	2,204	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.613662	14.616161	15.88%	17,997	2006
	12.174762	12.613662	3.60%	10,271	2005
	11.051358	12.174762	10.17%	5,163	2004
	10.000000	11.051358	10.51%	1,926	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.341131	16.222641	13.12%	7,087	2006
	13.577914	14.341131	5.62%	7,306	2005
	11.512237	13.577914	17.94%	768	2004
	10.000000	11.512237	15.12%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.969507	15.006599	15.71%	65,416	2006
	12.527653	12.969507	3.53%	49,180	2005
	11.235074	12.527653	11.50%	32,629	2004
	10.000000	11.235074	12.35%	1,137	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.451243	17.856106	23.56%	791	2006
	12.898866	14.451243	12.03%	835	2005
	11.346181	12.898866	13.68%	882	2004
	10.000000	11.346181	13.46%	1,482	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.632342	15.623843	23.68%	11,386	2006
	11.288648	12.632342	11.90%	6,715	2005
	10.000000	11.288648	12.89%	5,518	2004*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.815492	11.306968	-4.30%	7,311	2006
	11.697510	11.815492	1.01%	6,879	2005
	10.678830	11.697510	9.54%	1,025	2004
	10.000000	10.678830	6.79%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.162641	15.445222	17.34%	32,152	2006
	12.673340	13.162641	3.86%	26,636	2005
	11.206456	12.673340	13.09%	5,097	2004
	10.000000	11.206456	12.06%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.886248	10.954273	0.62%	95,624	2006
	10.821269	10.886248	0.60%	105,321	2005
	10.325092	10.821269	4.81%	71,093	2004
	10.000000	10.325092	3.25%	6,767	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.212907	16.107072	13.33%	35,828	2006
	13.380975	14.212907	6.22%	57,848	2005
	11.083647	13.380975	20.73%	37,861	2004
	10.000000	11.083647	10.84%	600	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.487625	14.250197	14.11%	191,755	2006
	12.071848	12.487625	3.44%	253,948	2005
	11.044285	12.071848	9.30%	204,959	2004
	10.000000	11.044285	10.44%	13,208	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.774416	13.553145	15.11%	27,259	2006
	11.416927	11.774416	3.13%	31,078	2005
	10.998884	11.416927	3.80%	12,697	2004
	10.000000	10.998884	9.99%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	12.340703	12.654170	2.54%	13,833	2006
	11.802941	12.340703	4.56%	15,471	2005
	10.730870	11.802941	9.99%	3,656	2004
	10.000000	10.730870	7.31%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.677493	14.627401	15.38%	492	2006
	12.215325	12.677493	3.78%	492	2005
	11.262435	12.215325	8.46%	0	2004
	10.000000	11.262435	12.62%	0	2003*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.702539	13.421067	14.69%	3,320	2006
	11.617525	11.702539	0.73%	0	2005
	10.950411	11.617525	6.09%	0	2004
	10.000000	10.950411	9.50%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.505985	10.814352	2.94%	20,976	2006
	10.502802	10.505985	0.03%	45,965	2005
	10.262827	10.502802	2.34%	40,468	2004
	10.000000	10.262827	2.63%	831	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.355875	14.334455	16.01%	36,943	2006
	12.060806	12.355875	2.45%	19,677	2005
	10.969914	12.060806	9.94%	14,602	2004
	10.000000	10.969914	9.70%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	15.065180	17.456454	15.87%	28,818	2006
	13.983385	15.065180	7.74%	26,262	2005
	11.408391	13.983385	22.57%	25,677	2004
	10.000000	11.408391	14.08%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.580886	17.540047	20.29%	2,346	2006
	13.361617	14.580886	9.13%	2,346	2005
	11.381003	13.361617	17.40%	2,346	2004
	10.000000	11.381003	13.81%	2,874	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.601840	15.161349	20.31%	24,725	2006
	11.551866	12.601840	9.09%	17,935	2005
	10.000000	11.551866	15.52%	12,461	2004*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.160393	13.412380	10.30%	49,234	2006
	11.403137	12.160393	6.64%	3,442	2005
	10.630868	11.403137	7.26%	307	2004
	10.000000	10.630868	6.31%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.042522	15.177507	8.08%	52,075	2006
	12.595290	14.042522	11.49%	42,554	2005
	10.779259	12.595290	16.85%	10,047	2004
	10.000000	10.779259	7.79%	0	2003*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.256973	15.665104	9.88%	54,028	2006
	12.977241	14.256973	9.86%	14,496	2005
	11.153741	12.977241	16.35%	1,181	2004
	10.000000	11.153741	11.54%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	17.857519	25.998213	45.59%	3,257	2006
	13.663985	17.857519	30.69%	5,477	2005
	11.623065	13.663985	17.56%	5,477	2004
	10.000000	11.623065	16.23%	1,445	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.939016	21.768430	45.72%	144,997	2006
	11.424142	14.939016	30.77%	101,104	2005
	10.000000	11.424142	14.24%	55,530	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.090694	10.415066	3.21%	113,079	2006
	10.042270	10.090694	0.48%	102,790	2005
	10.060208	10.042270	-0.18%	41,128	2004
	10.000000	10.060208	0.60%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.609854	12.339855	6.29%	1,442	2006
	11.245579	11.609854	3.24%	11,450	2005
	10.417435	11.245579	7.95%	0	2004
	10.000000	10.417435	4.17%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.490389	4.90%	382	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.472392	4.72%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.773700	7.74%	6,258	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.299018	2.99%	3,688	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.843606	12.975305	9.56%	11,141	2006
	11.678896	11.843606	1.41%	63,104	2005
	10.709601	11.678896	9.05%	49,489	2004
	10.000000	10.709601	7.10%	0	2003*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.474309	11.474698	9.55%	65,661	2006
	10.000000	10.474309	4.74%	21,822	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.606946	21.229764	36.03%	341	2006
	14.838101	15.606946	5.18%	341	2005
	11.562773	14.838101	28.33%	384	2004
	10.000000	11.562773	15.63%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	13.696099	15.885745	15.99%	14,404	2006
	13.452939	13.696099	1.81%	9,255	2005
	11.608861	13.452939	15.89%	4,036	2004
	10.000000	11.608861	16.09%	575	2003*

NVIT Nationwide Multi-Manger NVIT Small Company Fund: Class II - Q/NQ	14.468715	16.015899	10.69%	43,373	2006
	13.041336	14.468715	10.95%	36,446	2005
	11.084329	13.041336	17.66%	22,851	2004
	10.000000	11.084329	10.84%	2,726	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	15.380081	18.294085	18.95%	2,090	2006
	14.015448	15.380081	9.74%	2,090	2005
	11.717047	14.015448	19.62%	2,090	2004
	10.000000	11.717047	17.17%	2,664	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	12.322775	12.503104	1.46%	2,912	2006
	11.499126	12.322775	7.16%	2,912	2005
	10.792929	11.499126	6.54%	2,912	2004
	10.000000	10.792929	7.93%	2,267	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.594101	10.747407	1.45%	10,528	2006
	9.881688	10.594101	7.21%	13,597	2005
	10.000000	9.881688	-1.18%	1,414	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	10.548653	11.564334	9.63%	731	2006
	10.732738	10.548653	-1.72%	732	2005
	10.415669	10.732738	3.04%	776	2004
	10.000000	10.415669	4.16%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.707355	11.793547	10.14%	2,639	2006
	10.894214	10.707355	-1.72%	908	2005
	10.000000	10.894214	8.94%	1,365	2004*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.666582	10.918546	2.36%	80,519	2006
	10.428275	10.666582	2.29%	91,173	2005
	10.195690	10.428275	2.28%	40,879	2004
	10.000000	10.195690	1.96%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.984969	11.551589	5.16%	387	2006
	10.735051	10.984969	2.33%	387	2005
	10.356201	10.735051	3.66%	0	2004
	10.000000	10.356201	3.56%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.651675	12.513368	7.40%	20,376	2006
	11.258095	11.651675	3.50%	3,187	2005
	10.606733	11.258095	6.14%	1,587	2004
	10.000000	10.606733	6.07%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.262380	13.525155	10.30%	79,321	2006
	11.751636	12.262380	4.35%	43,837	2005
	10.831464	11.751636	8.50%	15,958	2004
	10.000000	10.831464	8.31%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.090074	14.851398	13.46%	36,767	2006
	12.342400	13.090074	6.06%	18,386	2005
	11.116466	12.342400	11.03%	10,397	2004
	10.000000	11.116466	11.16%	810	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	13.630882	15.779248	15.76%	4,489	2006
	12.749996	13.630882	6.91%	1,572	2005
	11.288868	12.749996	12.94%	1,572	2004
	10.000000	11.288868	12.89%	0	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	13.271506	14.413682	8.61%	28,220	2006
	12.224901	13.271506	8.56%	22,770	2005
	10.712511	12.224901	14.12%	6,517	2004
	10.000000	10.712511	7.13%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.893665	8.94%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	15.429362	18.706952	21.24%	7,168	2006
	13.934576	15.429362	10.73%	9,315	2005
	11.723561	13.934576	18.86%	9,315	2004
	10.000000	11.723561	17.24%	2,808	2003*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.751487	15.460731	21.25%	61,539	2006
	11.514633	12.751487	10.74%	36,537	2005
	10.000000	11.514633	15.15%	6,413	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.112352	15.361042	8.85%	5,559	2006
	12.709603	14.112352	11.04%	25,496	2005
	11.087246	12.709603	14.63%	26,829	2004
	10.000000	11.087246	10.87%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.346282	15.276805	14.46%	2,918	2006
	12.961758	13.346282	2.97%	11,634	2005
	11.176531	12.961758	15.97%	2,918	2004
	10.000000	11.176531	11.77%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.254381	11.687095	3.84%	46,935	2006
	11.119611	11.254381	1.21%	45,863	2005
	10.537740	11.119611	5.52%	28,677	2004
	10.000000	10.537740	5.38%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	12.426065	12.954791	4.25%	5,727	2006
	12.191683	12.426065	1.92%	5,727	2005
	11.001920	12.191683	10.81%	0	2004
	10.000000	11.001920	10.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	13.724113	15.561194	13.39%	7,932	2006
	12.215527	13.724113	12.35%	1,848	2005
	10.628492	12.215527	14.93%	296	2004
	10.000000	10.628492	6.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.182744	14.847117	12.63%	73,968	2006
	12.454787	13.182744	5.84%	51,469	2005
	11.100169	12.454787	12.20%	26,290	2004
	10.000000	11.100169	11.00%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.988913	12.787541	6.66%	13,086	2006
	11.542355	11.988913	3.87%	14,058	2005
	10.929957	11.542355	5.60%	11,703	2004
	10.000000	10.929957	9.30%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	15.715883	18.269987	16.25%	61	2006
	13.910387	15.715883	12.98%	3,365	2005
	11.813575	13.910387	17.75%	15,554	2004
	10.000000	11.813575	18.14%	0	2003*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	13.069100	15.197654	16.29%	80,472	2006
	11.568978	13.069100	12.97%	70,659	2005
	10.000000	11.568978	15.69%	32,242	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.662100	12.617363	8.19%	32,527	2006
	11.542206	11.662100	1.04%	35,614	2005
	10.717098	11.542206	7.70%	19,381	2004
	10.000000	10.717098	7.17%	27,820	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.555248	14.271677	13.67%	15,284	2006
	11.987183	12.555248	4.74%	15,284	2005
	11.088115	11.987183	8.11%	2,799	2004
	10.000000	11.088115	10.88%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	14.447886	16.408700	13.57%	8,742	2006
	13.294546	14.447886	8.68%	3,212	2005
	11.262019	13.294546	18.05%	880	2004
	10.000000	11.262019	12.62%	1,494	2003*

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares - Q/NQ	10.000000	10.810231	8.10%	69,345	2006*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	12.873191	14.780064	14.81%	0	2006
	12.350597	12.873191	4.23%	13,576	2005
	11.222099	12.350597	10.06%	0	2004
	10.000000	11.222099	12.22%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.907071	18.858834	26.51%	0	2006
	13.413511	14.907071	11.13%	0	2005
	11.654659	13.413511	15.09%	0	2004
	10.000000	11.654659	16.55%	1,448	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.694242	12.213080	4.44%	370	2006
	11.170204	11.694242	4.69%	370	2005
	10.736981	11.170204	4.03%	0	2004
	10.000000	10.736981	7.37%	0	2003*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Schwab Annuity Portfolios - Schwab Money Market Portfolio - Q/NQ	10.160824	10.527694	3.61%	999,338	2006
	9.983731	10.160824	1.77%	552,570	2005
	9.989265	9.983731	-0.06%	176,817	2004
	10.000000	9.989265	-0.11%	236,607	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.851261	11.131192	2.58%	40,945	2006
	10.540398	10.851261	2.95%	3,679	2005
	10.225027	10.540398	3.08%	0	2004
	10.000000	10.225027	2.25%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.102890	14.380898	9.75%	0	2006
	11.796628	13.102890	11.07%	0	2005
	10.819286	11.796628	9.03%	10,684	2004
	10.000000	10.819286	8.19%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.369284	23.685497	36.36%	40,019	2006
	15.019469	17.369284	15.65%	30,428	2005
	11.143742	15.019469	34.78%	14,963	2004
	10.000000	11.143742	11.44%	1,510	2003*

55

Maximum Optional Benefits Elected
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.611970	17.245517	10.46%	0	2006
	15.140320	15.611970	3.12%	0	2005
	13.967012	15.140320	8.40%	0	2004
	10.000000	13.967012	39.67%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.653471	15.200171	3.73%	0	2006
	13.798435	14.653471	6.20%	0	2005
	13.268546	13.798435	3.99%	0	2004
	10.000000	13.268546	32.69%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.705583	18.995186	13.71%	0	2006
	15.631772	16.705583	6.87%	0	2005
	13.866108	15.631772	12.73%	0	2004
	10.000000	13.866108	38.66%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	11.276883	11.521380	2.17%	0	2006
	10.660761	11.276883	5.78%	0	2005
	10.454133	10.660761	1.98%	0	2004
	10.000000	10.454133	4.54%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	13.085497	14.063550	7.47%	0	2006
	12.213718	13.085497	7.14%	0	2005
	11.074658	12.213718	10.29%	0	2004
	10.000000	11.074658	10.75%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.122568	17.302913	14.42%	0	2006
	14.782348	15.122568	2.30%	0	2005
	13.589780	14.782348	8.78%	0	2004
	10.000000	13.589780	35.90%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.839372	19.925923	11.70%	0	2006
	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004
	10.000000	14.688140	46.88%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.048456	17.193049	14.25%	0	2006
	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004
	10.000000	13.370750	33.71%	0	2003*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.007234	19.529872	22.01%	0	2006
	14.469742	16.007234	10.63%	0	2005
	12.890586	14.469742	12.25%	0	2004
	10.000000	12.890586	28.91%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.369105	15.105801	22.13%	0	2006
	11.194239	12.369105	10.50%	0	2005
	10.000000	11.194239	11.94%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.963502	13.194277	-5.51%	0	2006
	14.000226	13.963502	-0.26%	0	2005
	12.944322	14.000226	8.16%	0	2004
	10.000000	12.944322	29.44%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.452630	17.904242	15.87%	0	2006
	15.067753	15.452630	2.55%	0	2005
	13.493949	15.067753	11.66%	0	2004
	10.000000	13.493949	34.94%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.617105	10.548990	-0.64%	0	2006
	10.688249	10.617105	-0.67%	0	2005
	10.328516	10.688249	3.48%	0	2004
	10.000000	13.328516	3.29%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.082798	20.234801	11.90%	0	2006
	17.241182	18.082798	4.88%	0	2005
	14.463524	17.241182	19.20%	0	2004
	10.000000	14.463524	44.64%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.564544	16.411152	12.68%	0	2006
	14.259003	14.564544	2.14%	0	2005
	13.211949	14.259003	7.93%	0	2004
	10.000000	13.211949	32.12%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.136216	14.930425	13.66%	0	2006
	12.899690	13.136216	1.83%	0	2005
	12.586152	12.899690	2.49%	0	2004
	10.000000	12.586152	25.86%	0	2003*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004
	10.000000	13.691033	36.91%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.514297	16.536033	13.93%	0	2006
	14.163375	14.514297	2.48%	0	2005
	13.225371	14.163375	7.09%	0	2004
	10.000000	13.225371	32.25%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.415167	15.191610	13.24%	0	2006
	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004
	10.000000	12.875363	28.75%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.161522	10.328144	1.64%	0	2006
	10.287941	10.161522	-1.23%	0	2005
	10.181373	10.287941	1.05%	0	2004
	10.000000	10.181373	11.81%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.380383	16.473253	14.55%	0	2006
	14.215839	14.380383	1.16%	0	2005
	13.095257	14.215839	8.56%	0	2004
	10.000000	13.095257	30.95%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.427835	21.084166	14.41%	0	2006
	17.322439	18.427835	6.38%	0	2005
	14.313081	17.322439	21.03%	0	2004
	10.000000	14.313081	43.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.084693	20.293444	18.78%	0	2006
	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004
	10.000000	13.677756	36.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.339275	14.658705	18.80%	0	2006
	11.455300	12.339275	7.72%	0	2005
	10.000000	11.455300	14.55%	0	2004*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.779504	13.917871	8.91%	0	2006
	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004
	10.000000	11.459039	14.59%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.734038	16.791689	6.72%	0	2006
	14.292242	15.734038	10.09%	0	2005
	12.387775	14.292242	15.37%	0	2004
	10.000000	12.387775	23.88%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.105508	16.388614	8.49%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.435594	30.814951	43.76%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004
	10.000000	14.310066	43.10%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.627892	21.047008	43.88%	0	2006
	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.779236	9.966578	1.92%	0	2006
	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004
	10.000000	10.000161	0.00%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.630148	14.304834	4.95%	0	2006
	13.370721	13.630148	1.94%	0	2005
	12.544352	13.370721	6.59%	0	2004
	10.000000	12.544352	25.44%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.384612	3.85%	0	2006*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.212629	2.13%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.783973	13.829343	8.18%	0	2006
	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004
	10.000000	11.856822	18.57%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.269459	21.852686	34.32%	0	2006
	15.665101	16.269459	3.86%	0	2005
	12.363062	15.665101	26.71%	0	2004
	10.000000	12.363062	23.63%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.128017	21.906881	14.53%	0	2006
	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004
	10.000000	16.629294	66.29%	0	2003*

NVIT Nationwide Multi-Manger NVIT Small Company Fund: Class II - Q/NQ	18.550515	20.275718	9.30%	0	2006
	16.933419	18.550515	9.55%	0	2005
	14.576196	16.933419	16.17%	0	2004
	10.000000	14.576196	45.76%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.122046	21.284359	17.45%	0	2006
	16.724509	18.122046	8.36%	0	2005
	14.160433	16.724509	18.11%	0	2004
	10.000000	14.160433	41.60%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.320972	15.349465	0.19%	0	2006
	14.479133	15.320972	5.81%	0	2005
	13.763583	14.479133	5.20%	0	2004
	10.000000	13.763583	37.64%	0	2003*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.373238	10.390853	0.17%	0	2006
	9.798994	10.373238	5.86%	0	2005
	10.000000	9.798994	-2.01%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.009998	16.248108	8.25%	0	2006
	15.466606	15.009998	-2.95%	0	2005
	15.201470	15.466606	1.74%	0	2004
	10.000000	15.201470	52.01%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.484198	11.402406	8.76%	0	2006
	10.803128	10.484198	-2.95%	0	2005
	10.000000	10.803128	8.03%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.202901	10.312477	1.07%	0	2006
	10.102083	10.202901	1.00%	0	2005
	10.003007	10.102083	0.99%	0	2004
	10.000000	10.003007	0.03%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.044797	11.468347	3.83%	0	2006
	10.931075	11.044797	1.04%	0	2005
	10.680075	10.931075	2.35%	0	2004
	10.000000	10.680075	6.80%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.200939	12.938375	6.04%	0	2006
	11.939034	12.200939	2.19%	0	2005
	11.392020	11.939034	4.80%	0	2004
	10.000000	11.392020	13.92%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.415265	14.610575	8.91%	0	2006
	13.020330	13.415265	3.03%	0	2005
	12.154146	13.020330	7.13%	0	2004
	10.000000	12.154146	21.54%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.908678	16.701878	12.03%	0	2006
	14.236242	14.908678	4.72%	0	2005
	12.986017	14.236242	9.63%	0	2004
	10.000000	12.986017	29.86%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.072489	18.371568	14.30%	0	2006
	15.225350	16.072489	5.56%	0	2005
	13.652762	15.225350	11.52%	0	2004
	10.000000	13.652762	36.53%	0	2003*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.117391	16.211757	7.24%	0	2006
	14.102601	15.117391	7.20%	0	2005
	12.515857	14.102601	12.68%	0	2004
	10.000000	12.515857	25.16%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.969378	16.074152	17.36%	0	2004
	10.000000	13.969378	39.69%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.485805	14.948158	19.72%	0	2006
	11.418380	12.485805	9.35%	0	2005
	10.000000	11.418380	14.18%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.670599	18.992036	7.48%	0	2006
	16.116870	17.670599	9.64%	0	2005
	14.239224	16.116870	13.19%	0	2004
	10.000000	14.239224	42.39%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.771695	17.825916	13.02%	0	2006
	15.512473	15.771695	1.67%	0	2005
	13.546787	15.512473	14.51%	0	2004
	10.000000	13.546787	35.47%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.302647	11.589519	2.54%	0	2006
	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004
	10.000000	10.854785	8.55%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.837159	15.273712	2.94%	0	2006
	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	0	2004
	10.000000	13.473997	34.74%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.717498	17.597090	11.96%	0	2006
	14.167975	15.717498	10.94%	0	2005
	12.484801	14.167975	13.48%	0	2004
	10.000000	12.484801	24.85%	0	2003*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.117328	15.699644	11.21%	0	2006
	13.507699	14.117328	4.51%	0	2005
	12.192378	13.507699	10.79%	0	2004
	10.000000	12.192378	21.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.510512	15.282295	5.32%	0	2006
	14.148029	14.510512	2.56%	0	2005
	13.568575	14.148029	4.27%	0	2004
	10.000000	13.568575	35.69%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004
	10.000000	15.044342	50.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.760792	13.632342	6.83%	0	2006
	12.790585	12.760792	-0.23%	0	2005
	12.027994	12.790585	6.34%	0	2004
	10.000000	12.027994	20.28%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.386668	16.147721	12.24%	0	2006
	13.910733	14.386668	3.42%	0	2005
	13.031782	13.910733	6.74%	0	2004
	10.000000	13.031782	30.32%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.785740	21.066785	12.14%	0	2006
	17.506257	18.785740	7.31%	0	2005
	15.019254	17.506257	16.56%	0	2004
	10.000000	15.019254	50.19%	0	2003*

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares - Q/NQ	10.000000	10.727802	7.28%	0	2006*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.691687	15.522027	13.37%	0	2006
	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004
	10.000000	12.242120	22.42%	0	2003*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004
	10.000000	12.610138	26.10%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.401960	12.789150	3.12%	0	2006
	11.997140	12.401960	3.37%	0	2005
	11.679205	11.997140	2.72%	0	2004
	10.000000	11.679205	16.79%	0	2003*

Schwab Annuity Portfolios - Schwab Money Market Portfolio - Q/NQ	9.870677	10.098357	2.31%	0	2006
	9.822260	9.870677	0.49%	0	2005
	9.953296	9.822260	-1.32%	0	2004
	10.000000	9.953296	-0.47%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.414131	10.548345	1.29%	0	2006
	10.244725	10.414131	1.65%	0	2005
	10.065212	10.244725	1.78%	0	2004
	10.000000	10.065212	0.65%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004
	10.000000	12.495350	24.95%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.385267	27.448822	34.65%	0	2006
	17.851966	20.385267	14.19%	0	2005
	13.414471	17.851966	33.08%	0	2004
	10.000000	13.414471	34.14%	0	2003*

64

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

65

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

66

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regualtions, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified

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distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date  is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable is

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 based on the ratio between the contract owner’s investment in the contract and the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the excess of the greater of (a) your account value immediately before the distribution or (b) your Guaranteed Lifetime Amount immediately before the distribution, over (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is

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maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the

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period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•       generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract

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(b)	owner's death unless otherwise permitted by federal income tax regulations; and

(c)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the

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(c)
designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(d)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2007.  The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-888-421-5368, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Services
Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Funds” located in the prospectus.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules for Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of Charles Schwab & Co., Inc. member of the National Association of Securities Dealers, Inc. ("NASD").

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Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"),  One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2006, 2005, and 2004, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2006.  The term "Period" is defined as a complete calendar year unless otherwise noted.  Those Periods with an (*) reflect accumulatin unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II, American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II, Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares, Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II – VIP Contrafund® Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund II – VIP Investment Grade Bond Portfolio: Service Class 2, Fidelity Variable Insurance Product Fund III – VIP Mid Cap Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV – VIP Energy Portfolio: Service Class 2, Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2, Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3, Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3, MFS Variable Insurance Trust – MFS Value Series: Service Class, Nationwide Variable Insurance Trust – American Funds NVIT Growth-Income Fund: Class II, Nationwide Variable Insurance

2

Trust – Gartmore NVIT Emerging Markets Fund: Class VI, Nationwide Variable Insurance Trust – Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II, Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I, Nationwide Variable Insurance Trust – Nationwide NVIT U.S. Growth Leaders Fund: Class II, Nationwide Variable Insurance Trust – NVIT Nationwide Fund: Class II, Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class, Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class, Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4, T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II, T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II, and T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II were added to the variable account effective May 1, 2007.  Therefore, no Condensed Financial Information is available.

3

No Optional Benefits Elected
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.643290	14.144186	11.87%	11,860	2006
	12.107043	12.643290	4.43%	7,559	2005
	11.027861	12.107043	9.79%	5,786	2004
	10.000000	11.027861	10.28%	4,410	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.183235	12.798878	5.05%	13,665	2006
	11.328017	12.183235	7.55%	7,838	2005
	10.755541	11.328017	5.32%	1,905	2004
	10.000000	10.755541	7.56%	1,905	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.621196	15.685467	15.15%	8,717	2006
	12.585307	13.621196	8.23%	2,650	2005
	11.022888	12.585307	14.17%	1,422	2004
	10.000000	11.022888	10.23%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	11.733092	12.140292	3.47%	9,074	2006
	10.952495	11.733092	7.13%	29,570	2005
	10.604657	10.952495	3.28%	8,331	2004
	10.000000	10.604657	6.05%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	13.057174	14.212042	8.84%	9,809	2006
	12.033982	13.057174	8.50%	14,038	2005
	10.773986	12.033982	11.69%	4,212	2004
	10.000000	10.773986	7.74%	2,204	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.613662	14.616161	15.88%	17,997	2006
	12.174762	12.613662	3.60%	10,271	2005
	11.051358	12.174762	10.17%	5,163	2004
	10.000000	11.051358	10.51%	1,926	2003*

4

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.341131	16.222641	13.12%	7,087	2006
	13.577914	14.341131	5.62%	7,306	2005
	11.512237	13.577914	17.94%	768	2004
	10.000000	11.512237	15.12%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.969507	15.006599	15.71%	65,416	2006
	12.527653	12.969507	3.53%	49,180	2005
	11.235074	12.527653	11.50%	32,629	2004
	10.000000	11.235074	12.35%	1,137	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.451243	17.856106	23.56%	791	2006
	12.898866	14.451243	12.03%	835	2005
	11.346181	12.898866	13.68%	882	2004
	10.000000	11.346181	13.46%	1,482	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.632342	15.623843	23.68%	11,386	2006
	11.288648	12.632342	11.90%	6,715	2005
	10.000000	11.288648	12.89%	5,518	2004*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.815492	11.306968	-4.30%	7,311	2006
	11.697510	11.815492	1.01%	6,879	2005
	10.678830	11.697510	9.54%	1,025	2004
	10.000000	10.678830	6.79%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.162641	15.445222	17.34%	32,152	2006
	12.673340	13.162641	3.86%	26,636	2005
	11.206456	12.673340	13.09%	5,097	2004
	10.000000	11.206456	12.06%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.886248	10.954273	0.62%	95,624	2006
	10.821269	10.886248	0.60%	105,321	2005
	10.325092	10.821269	4.81%	71,093	2004
	10.000000	10.325092	3.25%	6,767	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.212907	16.107072	13.33%	35,828	2006
	13.380975	14.212907	6.22%	57,848	2005
	11.083647	13.380975	20.73%	37,861	2004
	10.000000	11.083647	10.84%	600	2003*

5

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.487625	14.250197	14.11%	191,755	2006
	12.071848	12.487625	3.44%	253,948	2005
	11.044285	12.071848	9.30%	204,959	2004
	10.000000	11.044285	10.44%	13,208	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.774416	13.553145	15.11%	27,259	2006
	11.416927	11.774416	3.13%	31,078	2005
	10.998884	11.416927	3.80%	12,697	2004
	10.000000	10.998884	9.99%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	12.340703	12.654170	2.54%	13,833	2006
	11.802941	12.340703	4.56%	15,471	2005
	10.730870	11.802941	9.99%	3,656	2004
	10.000000	10.730870	7.31%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.677493	14.627401	15.38%	492	2006
	12.215325	12.677493	3.78%	492	2005
	11.262435	12.215325	8.46%	0	2004
	10.000000	11.262435	12.62%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.702539	13.421067	14.69%	3,320	2006
	11.617525	11.702539	0.73%	0	2005
	10.950411	11.617525	6.09%	0	2004
	10.000000	10.950411	9.50%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.505985	10.814352	2.94%	20,976	2006
	10.502802	10.505985	0.03%	45,965	2005
	10.262827	10.502802	2.34%	40,468	2004
	10.000000	10.262827	2.63%	831	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.355875	14.334455	16.01%	36,943	2006
	12.060806	12.355875	2.45%	19,677	2005
	10.969914	12.060806	9.94%	14,602	2004
	10.000000	10.969914	9.70%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	15.065180	17.456454	15.87%	28,818	2006
	13.983385	15.065180	7.74%	26,262	2005
	11.408391	13.983385	22.57%	25,677	2004
	10.000000	11.408391	14.08%	0	2003*

6

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.580886	17.540047	20.29%	2,346	2006
	13.361617	14.580886	9.13%	2,346	2005
	11.381003	13.361617	17.40%	2,346	2004
	10.000000	11.381003	13.81%	2,874	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.601840	15.161349	20.31%	24,725	2006
	11.551866	12.601840	9.09%	17,935	2005
	10.000000	11.551866	15.52%	12,461	2004*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.160393	13.412380	10.30%	49,234	2006
	11.403137	12.160393	6.64%	3,442	2005
	10.630868	11.403137	7.26%	307	2004
	10.000000	10.630868	6.31%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.042522	15.177507	8.08%	52,075	2006
	12.595290	14.042522	11.49%	42,554	2005
	10.779259	12.595290	16.85%	10,047	2004
	10.000000	10.779259	7.79%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.256973	15.665104	9.88%	54,028	2006
	12.977241	14.256973	9.86%	14,496	2005
	11.153741	12.977241	16.35%	1,181	2004
	10.000000	11.153741	11.54%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	17.857519	25.998213	45.59%	3,257	2006
	13.663985	17.857519	30.69%	5,477	2005
	11.623065	13.663985	17.56%	5,477	2004
	10.000000	11.623065	16.23%	1,445	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.939016	21.768430	45.72%	144,997	2006
	11.424142	14.939016	30.77%	101,104	2005
	10.000000	11.424142	14.24%	55,530	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.090694	10.415066	3.21%	113,079	2006
	10.042270	10.090694	0.48%	102,790	2005
	10.060208	10.042270	-0.18%	41,128	2004
	10.000000	10.060208	0.60%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.609854	12.339855	6.29%	1,442	2006
	11.245579	11.609854	3.24%	11,450	2005
	10.417435	11.245579	7.95%	0	2004
	10.000000	10.417435	4.17%	0	2003*

7

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.490389	4.90%	382	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.472392	4.72%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.773700	7.74%	6,258	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.299018	2.99%	3,688	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.843606	12.975305	9.56%	11,141	2006
	11.678896	11.843606	1.41%	63,104	2005
	10.709601	11.678896	9.05%	49,489	2004
	10.000000	10.709601	7.10%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.474309	11.474698	9.55%	65,661	2006
	10.000000	10.474309	4.74%	21,822	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.606946	21.229764	36.03%	341	2006
	14.838101	15.606946	5.18%	341	2005
	11.562773	14.838101	28.33%	384	2004
	10.000000	11.562773	15.63%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	13.696099	15.885745	15.99%	14,404	2006
	13.452939	13.696099	1.81%	9,255	2005
	11.608861	13.452939	15.89%	4,036	2004
	10.000000	11.608861	16.09%	575	2003*

NVIT Nationwide Multi-Manger NVIT Small Company Fund: Class II - Q/NQ	14.468715	16.015899	10.69%	43,373	2006
	13.041336	14.468715	10.95%	36,446	2005
	11.084329	13.041336	17.66%	22,851	2004
	10.000000	11.084329	10.84%	2,726	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	15.380081	18.294085	18.95%	2,090	2006
	14.015448	15.380081	9.74%	2,090	2005
	11.717047	14.015448	19.62%	2,090	2004
	10.000000	11.717047	17.17%	2,664	2003*

8

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	12.322775	12.503104	1.46%	2,912	2006
	11.499126	12.322775	7.16%	2,912	2005
	10.792929	11.499126	6.54%	2,912	2004
	10.000000	10.792929	7.93%	2,267	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.594101	10.747407	1.45%	10,528	2006
	9.881688	10.594101	7.21%	13,597	2005
	10.000000	9.881688	-1.18%	1,414	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	10.548653	11.564334	9.63%	731	2006
	10.732738	10.548653	-1.72%	732	2005
	10.415669	10.732738	3.04%	776	2004
	10.000000	10.415669	4.16%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.707355	11.793547	10.14%	2,639	2006
	10.894214	10.707355	-1.72%	908	2005
	10.000000	10.894214	8.94%	1,365	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.666582	10.918546	2.36%	80,519	2006
	10.428275	10.666582	2.29%	91,173	2005
	10.195690	10.428275	2.28%	40,879	2004
	10.000000	10.195690	1.96%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.984969	11.551589	5.16%	387	2006
	10.735051	10.984969	2.33%	387	2005
	10.356201	10.735051	3.66%	0	2004
	10.000000	10.356201	3.56%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.651675	12.513368	7.40%	20,376	2006
	11.258095	11.651675	3.50%	3,187	2005
	10.606733	11.258095	6.14%	1,587	2004
	10.000000	10.606733	6.07%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.262380	13.525155	10.30%	79,321	2006
	11.751636	12.262380	4.35%	43,837	2005
	10.831464	11.751636	8.50%	15,958	2004
	10.000000	10.831464	8.31%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.090074	14.851398	13.46%	36,767	2006
	12.342400	13.090074	6.06%	18,386	2005
	11.116466	12.342400	11.03%	10,397	2004
	10.000000	11.116466	11.16%	810	2003*

9

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	13.630882	15.779248	15.76%	4,489	2006
	12.749996	13.630882	6.91%	1,572	2005
	11.288868	12.749996	12.94%	1,572	2004
	10.000000	11.288868	12.89%	0	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	13.271506	14.413682	8.61%	28,220	2006
	12.224901	13.271506	8.56%	22,770	2005
	10.712511	12.224901	14.12%	6,517	2004
	10.000000	10.712511	7.13%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.893665	8.94%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	15.429362	18.706952	21.24%	7,168	2006
	13.934576	15.429362	10.73%	9,315	2005
	11.723561	13.934576	18.86%	9,315	2004
	10.000000	11.723561	17.24%	2,808	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.751487	15.460731	21.25%	61,539	2006
	11.514633	12.751487	10.74%	36,537	2005
	10.000000	11.514633	15.15%	6,413	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.112352	15.361042	8.85%	5,559	2006
	12.709603	14.112352	11.04%	25,496	2005
	11.087246	12.709603	14.63%	26,829	2004
	10.000000	11.087246	10.87%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.346282	15.276805	14.46%	2,918	2006
	12.961758	13.346282	2.97%	11,634	2005
	11.176531	12.961758	15.97%	2,918	2004
	10.000000	11.176531	11.77%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.254381	11.687095	3.84%	46,935	2006
	11.119611	11.254381	1.21%	45,863	2005
	10.537740	11.119611	5.52%	28,677	2004
	10.000000	10.537740	5.38%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	12.426065	12.954791	4.25%	5,727	2006
	12.191683	12.426065	1.92%	5,727	2005
	11.001920	12.191683	10.81%	0	2004
	10.000000	11.001920	10.02%	0	2003*

10

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	13.724113	15.561194	13.39%	7,932	2006
	12.215527	13.724113	12.35%	1,848	2005
	10.628492	12.215527	14.93%	296	2004
	10.000000	10.628492	6.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.182744	14.847117	12.63%	73,968	2006
	12.454787	13.182744	5.84%	51,469	2005
	11.100169	12.454787	12.20%	26,290	2004
	10.000000	11.100169	11.00%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.988913	12.787541	6.66%	13,086	2006
	11.542355	11.988913	3.87%	14,058	2005
	10.929957	11.542355	5.60%	11,703	2004
	10.000000	10.929957	9.30%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	15.715883	18.269987	16.25%	61	2006
	13.910387	15.715883	12.98%	3,365	2005
	11.813575	13.910387	17.75%	15,554	2004
	10.000000	11.813575	18.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	13.069100	15.197654	16.29%	80,472	2006
	11.568978	13.069100	12.97%	70,659	2005
	10.000000	11.568978	15.69%	32,242	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.662100	12.617363	8.19%	32,527	2006
	11.542206	11.662100	1.04%	35,614	2005
	10.717098	11.542206	7.70%	19,381	2004
	10.000000	10.717098	7.17%	27,820	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.555248	14.271677	13.67%	15,284	2006
	11.987183	12.555248	4.74%	15,284	2005
	11.088115	11.987183	8.11%	2,799	2004
	10.000000	11.088115	10.88%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	14.447886	16.408700	13.57%	8,742	2006
	13.294546	14.447886	8.68%	3,212	2005
	11.262019	13.294546	18.05%	880	2004
	10.000000	11.262019	12.62%	1,494	2003*

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares - Q/NQ	10.000000	10.810231	8.10%	69,345	2006*

11

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	12.873191	14.780064	14.81%	0	2006
	12.350597	12.873191	4.23%	13,576	2005
	11.222099	12.350597	10.06%	0	2004
	10.000000	11.222099	12.22%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.907071	18.858834	26.51%	0	2006
	13.413511	14.907071	11.13%	0	2005
	11.654659	13.413511	15.09%	0	2004
	10.000000	11.654659	16.55%	1,448	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.694242	12.213080	4.44%	370	2006
	11.170204	11.694242	4.69%	370	2005
	10.736981	11.170204	4.03%	0	2004
	10.000000	10.736981	7.37%	0	2003*

Schwab Annuity Portfolios - Schwab Money Market Portfolio - Q/NQ	10.160824	10.527694	3.61%	999,338	2006
	9.983731	10.160824	1.77%	552,570	2005
	9.989265	9.983731	-0.06%	176,817	2004
	10.000000	9.989265	-0.11%	236,607	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.851261	11.131192	2.58%	40,945	2006
	10.540398	10.851261	2.95%	3,679	2005
	10.225027	10.540398	3.08%	0	2004
	10.000000	10.225027	2.25%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.102890	14.380898	9.75%	0	2006
	11.796628	13.102890	11.07%	0	2005
	10.819286	11.796628	9.03%	10,684	2004
	10.000000	10.819286	8.19%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.369284	23.685497	36.36%	40,019	2006
	15.019469	17.369284	15.65%	30,428	2005
	11.143742	15.019469	34.78%	14,963	2004
	10.000000	11.143742	11.44%	1,510	2003*

12

Additional Optional Benefits Elected
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.613512	14.096669	11.76%	8,808	2006
	12.090689	12.613512	4.32%	2,269	2005
	11.024086	12.090689	9.68%	4,713	2004
	10.000000	11.024086	10.24%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.154541	12.755877	4.95%	20,849	2006
	11.312715	12.154541	7.44%	1,962	2005
	10.751863	11.312715	5.22%	1,097	2004
	10.000000	10.751863	7.52%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.589088	15.632742	15.04%	2,920	2006
	12.568287	13.589088	8.12%	0	2005
	11.019114	12.568287	14.06%	0	2004
	10.000000	11.019114	10.19%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	11.705560	12.099603	3.37%	9,675	2006
	10.937800	11.705560	7.02%	7,211	2005
	10.601140	10.937800	3.18%	2,874	2004
	10.000000	10.601140	6.01%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	13.026532	14.164404	8.74%	27,620	2006
	12.017835	13.026532	8.39%	10,381	2005
	10.770416	12.017835	11.58%	9,752	2004
	10.000000	10.770416	7.70%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.583938	14.567048	15.76%	18,302	2006
	12.158305	12.583938	3.50%	9,960	2005
	11.047569	12.158305	10.05%	0	2004
	10.000000	11.047569	10.48%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.307333	16.168110	13.01%	12,194	2006
	13.559560	14.307333	5.51%	13,391	2005
	11.508295	13.559560	17.82%	5,603	2004
	10.000000	11.508295	15.08%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.938959	14.956187	15.59%	37,841	2006
	12.510729	12.938959	3.42%	43,468	2005
	11.231227	12.510729	11.39%	32,582	2004
	10.000000	11.231227	12.31%	0	2003*

13

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.417193	17.796114	23.44%	0	2006
	12.881444	14.417193	11.92%	0	2005
	11.342302	12.881444	13.57%	0	2004
	10.000000	11.342302	13.42%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.611213	15.582006	23.56%	16,617	2006
	11.281113	12.611213	11.79%	17,895	2005
	10.000000	11.281113	12.81%	2,648	2004*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.787629	11.268946	-4.40%	24,273	2006
	11.681698	11.787629	0.91%	16,307	2005
	10.675170	11.681698	9.43%	10,715	2004
	10.000000	10.675170	6.75%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.131636	15.393327	17.22%	73,860	2006
	12.656212	13.131636	3.76%	39,648	2005
	11.202620	12.656212	12.98%	3,895	2004
	10.000000	11.202620	12.03%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.860581	10.917444	0.52%	49,938	2006
	10.806636	10.860581	0.50%	62,350	2005
	10.321550	10.806636	4.70%	10,904	2004
	10.000000	10.321550	3.22%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.179447	16.052977	13.21%	25,512	2006
	13.362917	14.179447	6.11%	19,813	2005
	11.079860	13.362917	20.61%	11,734	2004
	10.000000	11.079860	10.80%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.458198	14.202311	14.00%	111,392	2006
	12.055530	12.458198	3.34%	89,071	2005
	11.040502	12.055530	9.19%	55,005	2004
	10.000000	11.040502	10.41%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.746669	13.507588	14.99%	24,641	2006
	11.401503	11.746669	3.03%	18,767	2005
	10.995122	11.401503	3.70%	7,035	2004
	10.000000	10.995122	9.95%	0	2003*

14

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	12.311617	12.611637	2.44%	1,929	2006
	11.786984	12.311617	4.45%	3,549	2005
	10.727191	11.786984	9.88%	0	2004
	10.000000	10.727191	7.27%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.647605	14.578232	15.26%	0	2006
	12.198817	12.647605	3.68%	0	2005
	11.258579	12.198817	8.35%	0	2004
	10.000000	11.258579	12.59%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.674977	13.375974	14.57%	758	2006
	11.601838	11.674977	0.63%	758	2005
	10.946666	11.601838	5.99%	758	2004
	10.000000	10.946666	9.47%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.481199	10.777973	2.83%	9,404	2006
	10.488587	10.481199	-0.07%	6,730	2005
	10.259301	10.488587	2.23%	0	2004
	10.000000	10.259301	2.59%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.326757	14.286277	15.90%	18,700	2006
	12.044512	12.326757	2.34%	12,888	2005
	10.966162	12.044512	9.83%	17,604	2004
	10.000000	10.966162	9.66%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	15.029688	17.397806	15.76%	32,032	2006
	13.964495	15.029688	7.63%	31,750	2005
	11.404491	13.964495	22.45%	4,145	2004
	10.000000	11.404491	14.04%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.546520	17.481082	20.17%	231	2006
	13.343555	14.546520	9.02%	232	2005
	13.377104	13.343555	17.28%	232	2004
	10.000000	11.377104	13.77%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.580758	15.120763	20.19%	14,829	2006
	11.544159	12.580758	8.98%	11,764	2005
	10.000000	11.544159	15.44%	772	2004*

15

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.131757	13.367324	10.18%	48,811	2006
	11.387732	12.131757	6.53%	21,845	2005
	10.627221	11.387732	7.16%	0	2004
	10.000000	10.627221	6.27%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.009441	15.126504	7.97%	53,954	2006
	12.578281	14.009441	11.38%	28,819	2005
	10.775571	12.578281	16.73%	2,107	2004
	10.000000	10.775571	7.76%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.223375	15.612454	9.77%	27,837	2006
	12.959700	14.223375	9.75%	12,816	2005
	11.149923	12.959700	16.23%	12,225	2004
	10.000000	11.149923	11.50%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	17.815472	25.910912	45.44%	1,550	2006
	13.645537	17.815472	30.56%	1,550	2005
	11.619088	13.645537	17.44%	1,549	2004
	10.000000	11.619088	16.19%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.914030	21.710159	45.57%	87,644	2006
	11.416517	14.914030	30.64%	32,093	2005
	10.000000	11.416517	14.17%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.066913	10.380068	3.11%	58,942	2006
	10.028703	10.066913	0.38%	48,105	2005
	10.056758	10.028703	-0.28%	8,775	2004
	10.000000	10.056758	0.57%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.582495	12.298383	6.18%	0	2006
	11.230377	11.582495	3.14%	0	2005
	10.413869	11.230377	7.84%	0	2004
	10.000000	10.413869	4.14%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.483365	4.83%	17,962	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.465384	4.65%	4,541	2006*

16

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.766487	7.66%	5,443	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.292123	2.92%	12,496	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.815708	12.931719	9.45%	3,433	2006
	11.663108	11.815708	1.31%	7,888	2005
	10.705931	11.663108	8.94%	3,299	2004
	10.000000	10.705931	7.06%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.467295	11.455462	9.44%	36,329	2006
	10.000000	10.467295	4.67%	30,248	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.570156	21.158409	35.89%	0	2006
	14.818044	15.570156	5.08%	0	2005
	11.558809	14.818044	28.20%	0	2004
	10.000000	11.558809	15.59%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	13.663841	15.832377	15.87%	6,903	2006
	13.434767	13.663841	1.71%	2,346	2005
	11.604894	13.434767	15.77%	0	2004
	10.000000	11.604894	16.05%	0	2003*

NVIT Nationwide Multi-Manger NVIT Small Company Fund: Class II - Q/NQ	14.434617	15.962061	10.58%	22,808	2006
	13.023711	14.434617	10.83%	10,034	2005
	11.080527	13.023711	17.54%	8,832	2004
	10.000000	11.080527	10.81%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	15.343849	18.232620	18.83%	208	2006
	13.996504	15.343849	9.63%	891	2005
	11.713027	13.996504	19.50%	891	2004
	10.000000	11.713027	17.13%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	12.293733	12.461076	1.36%	0	2006
	11.483592	12.293733	7.05%	0	2005
	10.789230	11.483592	6.44%	0	2004
	10.000000	10.789230	7.89%	0	2003*

17

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.576371	10.718614	1.34%	13,289	2006
	9.875089	10.576371	7.10%	13,271	2005
	10.000000	9.875089	-1.25%	3,080	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	10.523792	11.525446	9.52%	0	2006
	10.718250	10.523792	-1.81%	0	2005
	10.412107	10.718250	2.94%	0	2004
	10.000000	10.412107	4.12%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.689434	11.761955	10.03%	1,416	2006
	10.886941	10.689434	-1.81%	4,305	2005
	10.000000	10.886941	8.87%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.641420	10.881814	2.26%	51,404	2006
	10.414160	10.641420	2.18%	43,490	2005
	10.192190	10.414160	2.18%	1,828	2004
	10.000000	10.192190	1.92%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.959069	11.512754	5.05%	653	2006
	10.720529	10.959069	2.23%	653	2005
	10.352646	10.720529	3.55%	0	2004
	10.000000	10.352646	3.53%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.624202	12.471307	7.29%	16,196	2006
	11.242862	11.624202	3.39%	9,573	2005
	10.603090	11.242862	6.03%	0	2004
	10.000000	10.603090	6.03%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.233468	13.479683	10.19%	80,091	2006
	11.735748	12.233468	4.24%	94,608	2005
	10.827748	11.735748	8.39%	46,347	2004
	10.000000	10.827748	8.28%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.059214	14.801480	13.34%	125,851	2006
	12.325716	13.059214	5.95%	97,923	2005
	11.112655	12.325716	10.92%	9,967	2004
	10.000000	11.112655	11.13%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	13.598773	15.726233	15.64%	2,575	2006
	12.732772	13.598773	6.80%	2,395	2005
	11.285003	12.732772	12.83%	49,756	2004
	10.000000	11.285003	12.85%	0	2003*

18

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	13.240233	14.365234	8.50%	10,451	2006
	12.208368	13.240233	8.45%	19,511	2005
	10.708833	12.208368	14.00%	4,920	2004
	10.000000	10.708833	7.09%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.886372	8.86%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	15.392998	18.644078	21.12%	539	2006
	13.915747	15.392998	10.62%	539	2005
	11.719546	13.915747	18.74%	539	2004
	10.000000	11.719546	17.20%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.730152	15.419325	21.12%	27,776	2006
	11.506947	12.730152	10.63%	28,089	2005
	10.000000	11.506947	15.07%	7,910	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.079110	15.309430	8.74%	2,289	2006
	12.692442	14.079110	10.93%	1,919	2005
	11.083450	12.692442	14.52%	213	2004
	10.000000	11.083450	10.83%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.314826	15.225460	14.35%	5,505	2006
	12.944246	13.314826	2.86%	532	2005
	11.172703	12.944246	15.86%	0	2004
	10.000000	11.172703	11.73%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.227856	11.647817	3.74%	50,755	2006
	11.104581	11.227856	1.11%	29,807	2005
	10.534124	11.104581	5.42%	677	2004
	10.000000	10.534124	5.34%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	12.396783	12.911244	4.15%	362	2006
	12.175203	12.396783	1.82%	362	2005
	10.998151	12.175203	10.70%	362	2004
	10.000000	10.998151	9.98%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	13.691790	15.508912	13.27%	19,005	2006
	12.199027	13.691790	12.24%	1,754	2005
	10.624853	12.199027	14.82%	0	2004
	10.000000	10.624853	6.25%	0	2003*

19

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.151675	14.797224	12.51%	31,673	2006
	12.437958	13.151675	5.74%	28,486	2005
	11.096372	12.437958	12.09%	7,666	2004
	10.000000	11.096372	10.96%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.960662	12.744560	6.55%	8,632	2006
	11.526755	11.960662	3.76%	10,114	2005
	10.926209	11.526755	5.50%	1,717	2004
	10.000000	10.926209	9.26%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	15.678856	18.208586	16.13%	1,376	2006
	13.891597	15.678856	12.87%	1,376	2005
	11.809534	13.891597	17.63%	5,453	2004
	10.000000	11.809534	18.10%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	13.047244	15.156963	16.17%	60,610	2006
	11.561258	13.047244	12.85%	52,538	2005
	10.000000	11.561258	15.61%	15,356	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.634597	12.574942	8.08%	23,428	2006
	11.526598	11.634597	0.94%	16,392	2005
	10.713424	11.526598	7.59%	1,216	2004
	10.000000	10.713424	7.13%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.525679	14.223737	13.56%	5,337	2006
	11.970995	12.525679	4.63%	4,453	2005
	11.084324	11.970995	8.00%	3,598	2004
	10.000000	11.084324	10.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	14.413847	16.353563	13.46%	6,563	2006
	13.276581	14.413847	8.57%	1,616	2005
	11.258158	13.276581	17.93%	2,107	2004
	10.000000	11.258158	12.58%	0	2003*

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares - Q/NQ	10.000000	10.803656	8.04%	54,804	2006*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	12.842869	14.730417	14.70%	1,701	2006
	12.333914	12.842869	4.13%	1,755	2005
	11.218259	12.333914	9.94%	1,857	2004
	10.000000	11.218259	12.18%	0	2003*

20

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.871940	18.795464	26.38%	0	2006
	13.395383	14.871940	11.02%	0	2005
	11.650666	13.395383	14.98%	0	2004
	10.000000	11.650666	16.51%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.666695	12.172040	4.33%	0	2006
	11.155111	11.666695	4.59%	4,083	2005
	10.733300	11.155111	3.93%	0	2004
	10.000000	10.733300	7.33%	0	2003*

Schwab Annuity Portfolios - Schwab Money Market Portfolio - Q/NQ	10.136985	10.492420	3.51%	614,863	2006
	9.970346	10.136985	1.67%	513,807	2005
	9.985948	9.970346	-0.16%	204,568	2004
	10.000000	9.985948	-0.14%	1,096	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.825675	11.093764	2.48%	12,672	2006
	10.526143	10.825675	2.85%	401	2005
	10.221520	10.526143	2.98%	0	2004
	10.000000	10.221520	2.22%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.072001	14.332560	9.64%	0	2006
	11.780676	13.072001	10.96%	0	2005
	10.815573	11.780676	8.92%	0	2004
	10.000000	10.815573	8.16%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.328370	23.605939	36.23%	20,380	2006
	14.999178	17.328370	15.53%	3,464	2005
	11.139927	14.999178	34.64%	1,955	2004
	10.000000	11.139927	11.40%	0	2003*

21

Additional Optional Benefits Elected
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.004887	17.832756	11.42%	741	2006
	15.388014	16.004887	4.01%	773	2005
	14.073205	15.388014	9.34%	773	2004
	10.000000	14.073205	40.73%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.022230	15.717766	4.63%	0	2006
	14.024174	15.022230	7.12%	0	2005
	13.369420	14.024174	4.90%	0	2004
	10.000000	13.369420	33.69%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.125947	19.641943	14.69%	0	2006
	15.887478	17.125947	7.80%	0	2005
	13.971519	15.887478	13.71%	0	2004
	10.000000	13.971519	39.72%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	11.623192	11.978131	3.05%	0	2006
	10.893765	11.623192	6.70%	0	2005
	10.590569	10.893765	2.86%	0	2004
	10.000000	10.590569	5.91%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	12.934918	14.022248	8.41%	1,256	2006
	11.969479	12.934918	8.07%	1,256	2005
	10.759692	11.969479	11.24%	706	2004
	10.000000	10.759692	7.60%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.503132	17.892030	15.41%	424	2006
	15.024168	15.503132	3.19%	0	2005
	13.693110	15.024168	9.72%	0	2004
	10.000000	13.693110	36.93%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.288161	20.604211	12.66%	0	2006
	17.384867	18.288161	5.20%	0	2005
	14.799761	17.384867	17.47%	0	2004
	10.000000	14.799761	48.00%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.427120	17.778371	15.24%	1,916	2006
	14.961770	15.427120	3.11%	1,916	2005
	13.472415	14.961770	11.05%	1,043	2004
	10.000000	13.472415	34.72%	0	2003*

22

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.410018	20.194760	23.06%	0	2006
	14.706434	16.410018	11.58%	0	2005
	12.988607	14.706434	13.23%	0	2004
	10.000000	12.988607	29.89%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.547875	15.456890	23.18%	1,321	2006
	11.258483	12.547875	11.45%	1,321	2005
	10.000000	11.258483	12.58%	743	2004*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.314882	13.643594	-4.69%	2,571	2006
	14.229237	14.314882	0.60%	2,572	2005
	13.042741	14.229237	9.10%	1,636	2004
	10.000000	13.042741	30.43%	523	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.841458	18.513763	16.87%	1,858	2006
	15.314219	15.841458	3.44%	1,858	2005
	13.596560	15.314219	12.63%	0	2004
	10.000000	13.596560	35.97%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.896084	10.920015	0.22%	0	2006
	10.874842	10.896084	0.20%	0	2005
	10.418281	10.874842	4.38%	0	2004
	10.000000	10.418281	4.18%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.537637	20.923558	12.87%	0	2006
	17.523087	18.537637	5.79%	346	2005
	14.573424	17.523087	20.24%	0	2004
	10.000000	14.573424	45.73%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.931032	16.969878	13.66%	3,932	2006
	14.492244	14.931032	3.03%	3,920	2005
	13.312395	14.492244	8.86%	2,144	2004
	10.000000	13.312395	33.12%	528	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.466826	15.438813	14.64%	2,642	2006
	13.110738	13.466826	2.72%	2,642	2005
	12.681876	13.110738	3.38%	1,421	2004
	10.000000	12.681876	26.82%	0	2003*

23

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.736972	16.071699	2.13%	493	2006
	15.112039	15.736972	4.14%	494	2005
	13.795093	15.112039	9.55%	494	2004
	10.000000	13.795093	37.95%	495	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.879524	17.099009	14.92%	0	2006
	14.395052	14.879524	3.37%	0	2005
	13.325929	14.395052	8.02%	0	2004
	10.000000	13.325929	33.26%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.752791	15.708894	14.22%	0	2006
	13.708073	13.752791	0.33%	0	2005
	12.973272	13.708073	5.66%	0	2004
	10.000000	12.973272	29.73%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.417461	10.680041	2.52%	9,780	2006
	10.456416	10.417461	-0.37%	9,780	2005
	10.258926	10.456416	1.93%	5,164	2004
	10.000000	10.258926	2.59%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.742263	17.034126	15.55%	2,443	2006
	14.448376	14.742263	2.03%	2,443	2005
	13.194816	14.448376	9.50%	1,314	2004
	10.000000	13.194816	31.95%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.891360	21.801820	15.41%	735	2006
	17.605676	18.891360	7.30%	752	2005
	14.421856	17.605676	22.08%	752	2004
	10.000000	14.421856	44.22%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.514557	20.984278	19.81%	0	2006
	16.114848	17.514557	8.69%	0	2005
	13.781741	16.114848	16.93%	0	2004
	10.000000	13.781741	37.82%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.517583	14.999358	19.83%	0	2006
	11.521015	12.517583	8.65%	0	2005
	10.000000	11.521015	15.21%	0	2004*

24

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.101199	14.391860	9.85%	1,776	2006
	12.335019	13.101199	6.21%	0	2005
	11.546244	12.335019	6.83%	0	2004
	10.000000	11.546244	15.46%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.129914	17.363405	7.65%	0	2006
	14.526022	16.129914	11.04%	0	2005
	12.481987	14.526022	16.38%	0	2004
	10.000000	12.481987	24.82%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.457703	16.916039	9.43%	2,559	2006
	14.127044	15.457703	9.42%	2,559	2005
	12.191193	14.127044	15.88%	1,425	2004
	10.000000	12.191193	21.91%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.974735	31.863601	45.00%	0	2006
	16.882250	21.974735	30.16%	0	2005
	14.418830	16.882250	17.08%	0	2004
	10.000000	14.418830	44.19%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.839181	21.535931	45.13%	222	2006
	11.393616	14.839181	30.24%	216	2005
	10.000000	11.393616	13.94%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.025491	10.306104	2.80%	6,746	2006
	10.017727	10.025491	0.08%	6,746	2005
	10.076302	10.017727	-0.58%	3,529	2004
	10.000000	10.076302	0.76%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.973177	14.791974	5.86%	0	2006
	13.589474	13.973177	2.82%	0	2005
	12.639747	13.589474	7.51%	0	2004
	10.000000	12.639747	26.40%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.462278	4.62%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.444352	4.44%	0	2006*

25

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.744833	7.45%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.271422	2.71%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.105761	14.300269	9.11%	5,359	2006
	12.975746	13.105761	1.00%	5,359	2005
	11.947040	12.975746	8.61%	2,888	2004
	10.000000	11.947040	19.47%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.446260	11.397886	9.11%	958	2006
	10.000000	10.446260	4.46%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.678871	22.596579	35.48%	0	2006
	15.921330	16.678871	4.76%	0	2005
	12.457147	15.921330	27.81%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.577972	22.008903	18.47%	174	2006
	16.998015	18.577972	9.29%	732	2005
	14.268078	16.998015	19.13%	732	2004
	10.000000	14.268078	42.68%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.706539	15.872189	1.05%	0	2006
	14.715980	15.706539	6.73%	0	2005
	13.868219	14.715980	6.11%	0	2004
	10.000000	13.868219	38.68%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.523208	10.632482	1.04%	0	2006
	9.855258	10.523208	6.78%	0	2005
	10.000000	9.855258	-1.45%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.387634	16.801285	9.19%	0	2006
	15.719468	15.387634	-2.11%	0	2005
	15.316906	15.719468	2.63%	0	2004
	10.000000	15.316906	53.17%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.635740	11.667491	9.70%	0	2006
	10.865109	10.635740	-2.11%	0	2005
	10.000000	10.865109	8.65%	0	2004*

26

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.459828	10.663790	1.95%	0	2006
	10.267502	10.459828	1.87%	0	2005
	10.079205	10.267502	1.87%	0	2004
	10.000000	10.079205	0.79%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.322875	11.858987	4.73%	0	2006
	11.110005	11.322875	1.92%	0	2005
	10.761380	11.110005	3.24%	0	2004
	10.000000	10.761380	7.61%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.508072	13.379019	6.96%	0	2006
	12.134419	12.508072	3.08%	0	2005
	11.478708	12.134419	5.71%	0	2004
	10.000000	11.478708	14.79%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.752881	15.108073	9.85%	0	2006
	13.233347	13.752881	3.93%	0	2005
	12.246598	13.233347	8.06%	0	2004
	10.000000	12.246598	22.47%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.283830	17.270506	13.00%	0	2006
	14.469114	15.283830	5.63%	0	2005
	13.084763	14.469114	10.58%	0	2004
	10.000000	13.084763	30.85%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.476890	18.997011	15.29%	0	2006
	15.474378	16.476890	6.48%	0	2005
	13.756567	15.474378	12.49%	0	2004
	10.000000	13.756567	37.57%	0	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.469944	16.733650	8.17%	0	2006
	14.307548	15.469944	8.12%	0	2005
	12.588338	14.307548	13.66%	0	2004
	10.000000	12.588338	25.88%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.864484	8.64%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.984275	21.716813	20.75%	0	2006
	16.307636	17.984275	10.28%	0	2005
	13.775679	16.307636	18.38%	0	2004
	10.000000	13.775679	37.76%	0	2003*

27

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.666214	15.295515	20.76%	1,276	2006
	11.483870	12.666214	10.30%	1,276	2005
	10.000000	11.483870	14.84%	714	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.115151	19.638607	8.41%	2,239	2006
	16.380448	18.115151	10.59%	2,239	2005
	14.347431	16.380448	14.17%	1,247	2004
	10.000000	14.347431	43.47%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.609138	22.652544	15.52%	0	2006
	19.338845	19.609138	1.40%	0	2005
	16.755579	19.338845	15.42%	0	2004
	10.000000	16.755579	67.56%	0	2003*

NVIT Nationwide Multi-Manger NVIT Small Company Fund: Class II - Q/NQ	19.017136	20.965911	10.25%	0	2006
	17.210305	19.017136	10.50%	0	2005
	14.686966	17.210305	17.18%	0	2004
	10.000000	14.686966	46.87%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.168555	18.432802	14.00%	0	2006
	15.766205	16.168555	2.55%	0	2005
	13.649814	15.766205	15.50%	0	2004
	10.000000	13.649814	36.50%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.587251	11.984317	3.43%	0	2006
	11.494784	11.587251	0.80%	0	2005
	10.937420	11.494784	5.10%	0	2004
	10.000000	10.937420	9.37%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.210473	15.793777	3.83%	500	2006
	14.983876	15.210473	1.51%	501	2005
	13.576436	14.983876	10.37%	501	2004
	10.000000	13.576436	35.76%	502	2003*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.130170	18.215654	12.93%	0	2006
	14.415115	16.130170	11.90%	0	2005
	12.593155	14.415115	14.47%	0	2004
	10.000000	12.593155	25.93%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.446550	16.204973	12.17%	0	2006
	13.703983	14.446550	5.42%	0	2005
	12.263001	13.703983	11.75%	0	2004
	10.000000	12.263001	22.63%	0	2003*

28

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.875646	15.802660	6.23%	0	2006
	14.379450	14.875646	3.45%	0	2005
	13.671725	14.379450	5.18%	0	2004
	10.000000	13.671725	36.72%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.003702	23.161016	15.78%	0	2006
	17.777160	20.003702	12.52%	0	2005
	15.158662	17.777160	17.27%	0	2004
	10.000000	15.158662	51.59%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.981744	15.035283	15.82%	232	2006
	11.538075	12.981744	12.51%	226	2005
	10.000000	11.538075	15.38%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.082010	14.096606	7.76%	5,344	2006
	12.999875	13.082010	0.63%	5,344	2005
	12.119498	12.999875	7.26%	2,873	2004
	10.000000	12.119498	21.19%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.748650	16.697442	13.21%	2,021	2006
	14.138262	14.748650	4.32%	2,021	2005
	13.130858	14.138262	7.67%	1,095	2004
	10.000000	13.130858	31.31%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.258207	21.783803	13.11%	1,695	2006
	17.792456	19.258207	8.24%	1,695	2005
	15.133349	17.792456	17.57%	957	2004
	10.000000	15.133349	51.33%	0	2003*

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares - Q/NQ	10.000000	10.783893	7.84%	0	2006*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	14.010980	16.021634	14.35%	0	2006
	13.496539	14.010980	3.81%	0	2005
	12.313029	13.496539	9.61%	0	2004
	10.000000	12.313029	23.13%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	16.092143	20.276123	26.00%	0	2006
	14.538385	16.092143	10.69%	0	2005
	12.683202	14.538385	14.63%	0	2004
	10.000000	12.683202	26.83%	0	2003*

29

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.691194	13.200866	4.02%	0	2006
	12.171471	12.691194	4.27%	0	2005
	11.746841	12.171471	3.61%	0	2004
	10.000000	11.746841	17.47%	0	2003*

Schwab Annuity Portfolios - Schwab Money Market Portfolio - Q/NQ	10.065642	10.387075	3.19%	17,260	2006
	9.930200	10.065642	1.36%	16,237	2005
	9.975984	9.930200	-0.46%	17,557	2004
	10.000000	9.975984	-0.24%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.657168	10.888066	2.17%	0	2006
	10.393726	10.657168	2.53%	0	2005
	10.123619	10.393726	2.67%	0	2004
	10.000000	10.123619	1.24%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.141320	16.551235	9.31%	0	2006
	13.686939	15.141320	10.63%	0	2005
	12.603873	13.686939	8.59%	0	2004
	10.000000	12.603873	26.04%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.920423	28.413237	35.82%	741	2006
	18.163298	20.920423	15.18%	790	2005
	13.530910	18.163298	34.24%	790	2004
	10.000000	13.530910	35.31%	0	2003*

30

Additional Optional Benefits Elected
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.981598	17.797806	11.36%	0	2006
	15.373394	15.981598	3.96%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.000380	15.686972	4.58%	0	2006
	14.010856	15.000380	7.06%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.101020	19.603447	14.63%	0	2006
	15.872381	17.101020	7.74%	0	2005

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	11.609496	11.957973	3.00%	0	2006
	10.886432	11.609496	6.64%	0	2005

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	12.919669	13.998628	8.35%	0	2006
	11.961420	12.919669	8.01%	1,621	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.480541	17.856937	15.35%	0	2006
	15.009864	15.480541	3.14%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.261561	20.563843	12.61%	0	2006
	17.368350	18.261561	5.14%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.404684	17.743553	15.18%	0	2006
	14.947564	15.404684	3.06%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.386127	20.155172	23.00%	0	2006
	14.692453	16.386127	11.53%	0	2005

31

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.537328	15.436105	23.12%	0	2006
	11.254713	12.537328	11.40%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.294051	13.616854	-4.74%	0	2006
	14.215716	14.294051	0.55%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.818406	18.477480	16.81%	0	2006
	15.299668	15.818406	3.39%	0	2005

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.879541	10.897925	0.17%	0	2006
	10.863822	10.879541	0.14%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.125399	14.807242	12.81%	0	2006
	12.413331	13.125399	5.74%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.909312	16.936638	13.60%	0	2006
	14.478475	14.909312	2.98%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.447233	15.408556	14.59%	0	2006
	13.098276	13.447233	2.66%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.714074	16.040210	2.08%	0	2006
	15.097688	15.714074	4.08%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.857889	17.065513	14.86%	0	2006
	14.381377	14.857889	3.31%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.732760	15.678084	14.17%	0	2006
	13.695033	13.732760	0.28%	0	2005

32

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.402291	10.659108	2.47%	0	2006
	10.446467	10.402291	-0.42%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.720795	17.000729	15.49%	0	2006
	14.434646	14.720795	1.98%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.863905	21.759128	15.35%	0	2006
	17.588961	18.863905	7.25%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.489069	20.943158	19.75%	0	2006
	16.099536	17.489069	8.63%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.507070	14.979195	19.77%	1,746	2006
	11.517158	12.507070	8.60%	1,704	2005

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.082126	14.363650	9.80%	0	2006
	12.323285	13.082126	6.16%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.684530	8.268002	7.59%	0	2006
	6.923914	7.684530	10.99%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.436859	16.884690	9.38%	0	2006
	14.115127	15.436859	9.36%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.792060	12.742145	44.93%	0	2006
	6.757977	8.792060	30.10%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.635606	22.680304	45.06%	5,146	2006
	12.011186	15.635606	30.18%	3,390	2005

33

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	14.156362	14.545241	2.75%	0	2006
	14.152545	14.156362	0.03%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.952853	14.762979	5.81%	0	2006
	13.576552	13.952853	2.77%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.458763	4.59%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.440837	4.41%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.741225	7.41%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.267965	2.68%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.086687	14.272235	9.06%	0	2006
	12.963415	13.086687	0.95%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.442736	11.388285	9.05%	0	2006
	10.000000	10.442736	4.43%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.654605	22.552315	35.41%	0	2006
	15.906209	16.654605	4.71%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.580621	22.608166	15.46%	0	2006
	19.320481	19.580621	1.35%	0	2005

NVIT Nationwide Multi-Manger NVIT Small Company Fund: Class II - Q/NQ	18.989474	20.924832	10.19%	0	2006
	17.193948	18.989474	10.44%	0	2005

34

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.550938	21.965765	18.41%	0	2006
	16.981872	18.550938	9.24%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.683700	15.841090	1.00%	0	2006
	14.702011	15.683700	6.68%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.514369	10.618183	0.99%	0	2006
	9.851960	10.514369	6.72%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.365243	16.768363	9.13%	0	2006
	15.704545	15.365243	-2.16%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.626803	11.651796	9.65%	0	2006
	10.861466	10.626803	-2.16%	0	2005

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	17.099900	17.424520	1.90%	0	2006
	16.793946	17.099900	1.82%	0	2005

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.093142	11.612509	4.68%	0	2006
	10.890089	11.093142	1.86%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.613758	12.416152	6.91%	0	2006
	11.272511	11.613758	3.03%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.979453	13.153254	9.80%	0	2006
	11.532734	11.979453	3.87%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.493570	14.110426	12.94%	0	2006
	11.833566	12.493570	5.58%	0	2005

35

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.792856	14.742058	15.24%	0	2006
	12.020568	12.792856	6.42%	0	2005

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.449073	16.702617	8.11%	0	2006
	14.295467	15.449073	8.07%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.860812	8.61%	3,870	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.960019	21.676563	20.69%	0	2006
	16.293867	17.960019	10.23%	0	2005

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.655579	15.274950	20.70%	0	2006
	11.480025	12.655579	10.24%	3,613	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.178717	15.363340	8.35%	0	2006
	12.827455	14.178717	10.53%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.145038	18.396690	13.95%	549	2006
	15.751236	16.145038	2.50%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.206364	13.652006	3.37%	0	2006
	13.107595	13.206364	0.75%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.188342	15.762830	3.78%	0	2006
	14.969638	15.188342	1.46%	0	2005

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.105719	18.178848	12.87%	0	2006
	14.400532	16.105719	11.84%	0	2005

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.427067	16.174949	12.12%	0	2006
	13.692407	14.427067	5.37%	0	2005

36

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.854010	15.771697	6.18%	0	2006
	14.365802	14.854010	3.40%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.974612	23.115649	15.73%	0	2006
	17.760277	19.974612	12.47%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.970830	15.015050	15.76%	0	2006
	11.534215	12.970830	12.46%	1,635	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.062968	14.068968	7.70%	0	2006
	12.987520	13.062968	0.58%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.727210	16.664740	13.16%	0	2006
	14.124841	14.727210	4.26%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.230206	21.741129	13.06%	0	2006
	17.775573	19.230206	8.18%	0	2005

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares - Q/NQ	10.000000	10.780609	7.81%	0	2006*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.992066	15.991919	14.29%	0	2006
	13.485135	13.992066	3.76%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	16.070390	20.238481	25.94%	0	2006
	14.526080	16.070390	10.63%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.674067	13.176388	3.96%	0	2006
	12.161196	12.674067	4.22%	0	2005

37

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Schwab Annuity Portfolios - Schwab Money Market Portfolio - Q/NQ	10.053783	10.369591	3.14%	0	2006
	9.923515	10.053783	1.31%	0	2005

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.642778	10.867872	2.11%	0	2006
	10.384934	10.642778	2.48%	0	2005

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.118343	16.517771	9.26%	0	2006
	13.673068	15.118343	10.57%	0	2005

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.888661	28.355777	35.75%	0	2006
	18.144891	20.888661	15.12%	0	2005

38

Additional Optional Benefits Elected
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.958306	17.762884	11.31%	0	2006
	15.358766	15.958306	3.90%	0	2005
	14.060710	15.358766	9.23%	1,133	2004
	10.000000	14.060710	40.61%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.978539	15.656207	4.52%	0	2006
	13.997531	14.978539	7.01%	0	2005
	13.357568	13.997531	4.79%	0	2004
	10.000000	13.357568	33.58%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.076125	19.565008	14.58%	1,947	2006
	15.857282	17.076125	7.69%	0	2005
	13.959121	15.857282	13.60%	0	2004
	10.000000	13.959121	39.59%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	11.595822	11.937847	2.95%	698	2006
	10.879098	11.595822	6.59%	672	2005
	10.587049	10.879098	2.76%	672	2004
	10.000000	10.587049	5.87%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	12.904448	13.975061	8.30%	4,093	2006
	11.953367	12.904448	7.96%	4,254	2005
	10.756110	11.953367	11.13%	3,241	2004
	10.000000	10.756110	7.56%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.457992	17.821918	15.29%	1,731	2006
	14.995589	15.457992	3.08%	1,731	2005
	13.680938	14.995589	9.61%	1,727	2004
	10.000000	13.680938	36.81%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.234958	20.523508	12.55%	0	2006
	17.351820	18.234958	5.09%	0	2005
	14.786619	17.351820	17.35%	0	2004
	10.000000	14.786619	47.87%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.382250	17.708752	15.12%	3,897	2006
	14.933343	15.382250	3.01%	3,634	2005
	10.000000	13.460462	34.60%	0	2004*

39

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.362291	20.115677	22.94%	0	2006
	14.678498	16.362291	11.47%	0	2005
	12.977083	14.678498	13.11%	0	2004
	10.000000	12.977083	29.77%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.526789	15.415331	23.06%	0	2006
	11.250930	12.526789	11.34%	0	2005
	10.000000	11.250930	12.51%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.273272	13.590179	-4.79%	0	2006
	14.202224	14.273272	0.50%	0	2005
	13.031173	14.202224	8.99%	0	2004
	10.000000	13.031173	30.31%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.795388	18.441267	16.75%	0	2006
	15.285127	15.795388	3.34%	0	2005
	13.584488	15.285127	12.52%	0	2004
	10.000000	13.584488	35.84%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.863014	10.875866	0.12%	1,831	2006
	10.852808	10.863014	0.09%	1,447	2005
	10.407723	10.852808	4.28%	843	2004
	10.000000	10.407723	4.08%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.483738	20.841632	12.76%	0	2006
	17.489811	18.483738	5.68%	0	2005
	14.560499	17.489811	20.12%	0	2004
	10.000000	14.560499	45.60%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.887634	16.903452	13.54%	14,869	2006
	14.464722	14.887634	2.92%	14,598	2005
	13.300594	14.464722	8.75%	5,150	2004
	10.000000	13.300594	33.01%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.427643	15.378321	14.53%	0	2006
	13.085819	13.427643	2.61%	2,534	2005
	12.670615	13.085819	3.28%	2,802	2004
	10.000000	12.670615	26.71%	0	2003*

40

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.691217	16.008777	2.02%	0	2006
	15.083336	15.691217	4.03%	0	2005
	13.782864	15.083336	9.44%	0	2004
	10.000000	13.782864	37.83%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.836247	17.032044	14.80%	0	2006
	14.367706	14.836247	3.26%	0	2005
	13.314101	14.367706	7.91%	0	2004
	10.000000	13.314101	33.14%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.712783	15.647362	14.11%	0	2006
	13.682024	13.712783	0.22%	0	2005
	12.961759	13.682024	5.56%	0	2004
	10.000000	12.961759	29.62%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.387117	10.638170	2.42%	403	2006
	10.436517	10.387117	-0.47%	0	2005
	10.249802	10.436517	1.82%	0	2004
	10.000000	10.249802	2.50%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.699382	16.967418	15.43%	6,069	2006
	14.420927	14.699382	1.93%	6,069	2005
	13.183104	14.420927	9.39%	2,818	2004
	10.000000	13.183104	31.83%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.836445	21.716467	15.29%	0	2006
	17.572243	18.836445	7.19%	0	2005
	14.409060	17.572243	21.95%	0	2004
	10.000000	14.409060	44.09%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.463638	20.902132	19.69%	0	2006
	16.084249	17.463638	8.58%	0	2005
	13.769523	16.084249	16.81%	0	2004
	10.000000	13.769523	37.70%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.496550	14.959026	19.71%	0	2006
	11.513291	12.496550	8.54%	0	2005
	10.000000	11.513291	15.13%	0	2004*

41

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.063102	14.335510	9.74%	2,981	2006
	12.311583	13.063102	6.10%	2,983	2005
	11.536001	12.311583	6.72%	907	2004
	10.000000	11.536001	15.36%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.082991	17.295382	7.54%	1,366	2006
	14.498416	16.082991	10.93%	985	2005
	12.470909	14.498416	16.26%	0	2004
	10.000000	12.470909	24.71%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.416025	16.853376	9.32%	466	2006
	14.103200	15.416025	9.31%	466	2005
	12.182950	14.103200	15.76%	0	2004
	10.000000	12.182950	21.83%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.814258	21.478037	44.98%	0	2006
	11.385981	14.814258	30.11%	0	2005
	10.000000	11.385981	13.86%	0	2004*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.910860	31.738896	44.85%	0	2006
	16.850186	21.910860	30.03%	0	2005
	14.406047	16.850186	16.97%	0	2004
	10.000000	14.406047	44.06%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.996311	10.265712	2.70%	5,535	2006
	9.998672	9.996311	-0.02%	5,535	2005
	10.067340	9.998672	-0.68%	870	2004
	10.000000	10.067340	0.67%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.932529	14.734025	5.75%	0	2006
	13.563648	13.932529	2.72%	0	2005
	12.628530	13.563648	7.40%	0	2004
	10.000000	12.628530	26.29%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.455243	4.55%	771	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.437325	4.37%	0	2006*

42

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.737612	7.38%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.264514	2.65%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.067644	14.244264	9.00%	0	2006
	12.951087	13.067644	0.90%	0	2005
	11.936431	12.951087	8.50%	0	2004
	10.000000	11.936431	19.36%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.439233	11.378717	9.00%	0	2006
	10.000000	10.439233	4.39%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.630360	22.508101	35.34%	0	2006
	15.891079	16.630360	4.65%	0	2005
	12.446076	15.891079	27.68%	0	2004
	10.000000	12.446076	24.46%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.552135	22.563861	15.40%	0	2006
	19.302125	19.552135	1.30%	0	2005
	16.740734	19.302125	15.30%	0	2004
	10.000000	16.740734	67.41%	0	2003*

NVIT Nationwide Multi-Manger NVIT Small Company Fund: Class II - Q/NQ	18.961845	20.883817	10.14%	0	2006
	17.177624	18.961845	10.39%	0	2005
	14.673942	17.177624	17.06%	0	2004
	10.000000	14.673942	46.74%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.523958	21.922745	18.35%	0	2006
	16.965739	18.523958	9.18%	0	2005
	14.255420	16.965739	19.01%	0	2004
	10.000000	14.255420	42.55%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.660846	15.810013	0.95%	0	2006
	14.688013	15.660846	6.62%	0	2005
	13.855914	14.688013	6.01%	0	2004
	10.000000	13.855914	38.56%	0	2003*

43

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.505537	10.603887	0.94%	0	2006
	9.848659	10.505537	6.67%	0	2005
	10.000000	9.848659	-1.51%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.342876	16.735475	9.08%	0	2006
	15.689624	15.342876	-2.21%	0	2005
	15.303329	15.689624	2.52%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.617860	11.636105	9.59%	0	2006
	10.857818	10.617860	-2.21%	0	2005
	10.000000	10.857818	8.58%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.429398	10.622012	1.85%	5,058	2006
	10.247972	10.429398	1.77%	4,657	2005
	10.070236	10.247972	1.76%	0	2004
	10.000000	10.070236	0.70%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.289903	11.812489	4.63%	0	2006
	11.088873	11.289903	1.81%	0	2005
	10.751819	11.088873	3.13%	0	2004
	10.000000	10.751819	7.52%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.471677	13.326598	6.85%	0	2006
	12.111358	12.471677	2.98%	0	2005
	11.468511	12.111358	5.61%	0	2004
	10.000000	11.468511	14.69%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.712890	15.048914	9.74%	0	2006
	13.208219	13.712890	3.82%	0	2005
	12.235735	13.208219	7.95%	0	2004
	10.000000	12.235735	22.36%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.239381	17.202882	12.88%	5,253	2006
	14.441630	15.239381	5.52%	4,035	2005
	13.073147	14.441630	10.47%	0	2004
	10.000000	13.073147	30.73%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.428965	18.922615	15.18%	1,829	2006
	15.444974	16.428965	6.37%	1,829	2005
	13.744350	15.444974	12.37%	0	2004
	10.000000	13.744350	37.44%	0	2003*

44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.428208	16.671625	8.06%	3,177	2006
	14.283377	15.428208	8.02%	914	2005
	12.579819	14.283377	13.54%	936	2004
	10.000000	12.579819	25.80%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.857171	8.57%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.935769	21.636358	20.63%	0	2006
	16.280107	17.935769	10.17%	0	2005
	13.766371	16.280107	18.26%	0	2004
	10.000000	13.766371	37.76%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.644950	15.254414	20.64%	0	2006
	11.476180	12.644950	10.18%	0	2005
	10.000000	11.476180	14.76%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.062463	19.561682	8.30%	1,703	2006
	16.349330	18.062463	10.48%	2,199	2005
	14.334701	16.349330	14.05%	2,779	2004
	10.000000	14.334701	43.35%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.121537	18.360628	13.89%	0	2006
	15.736262	16.121537	2.45%	0	2005
	13.637692	15.736262	15.39%	0	2004
	10.000000	13.637692	36.38%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.553509	11.937331	3.32%	0	2006
	11.472906	11.553509	0.70%	0	2005
	10.927700	11.472906	4.99%	0	2004
	10.000000	10.927700	9.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.166231	15.731913	3.73%	0	2006
	14.955415	15.166231	1.41%	0	2005
	13.564388	14.955415	10.25%	0	2004
	10.000000	13.564388	35.64%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.081256	18.142063	12.81%	3,213	2006
	14.385932	16.081256	11.78%	703	2005
	12.580409	14.385932	14.35%	0	2004
	10.000000	12.580409	25.80%	0	2003*

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.407573	16.144926	12.06%	3,306	2006
	13.680826	14.407573	5.31%	5,827	2005
	21.254702	13.680826	11.64%	5,790	2004
	10.000000	12.254702	22.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.832392	15.740770	6.12%	1,800	2006
	14.352146	14.832392	3.35%	1,800	2005
	13.659602	14.352146	5.07%	1,714	2004
	10.000000	13.659602	36.60%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.945565	23.070354	15.67%	0	2006
	17.743416	19.945565	12.41%	0	2005
	15.145229	17.743416	17.16%	0	2004
	10.000000	15.145229	51.45%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.959922	14.994840	15.70%	0	2006
	11.530336	12.959922	12.40%	0	2005
	10.000000	11.530336	15.30%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.043934	14.041365	7.65%	0	2006
	12.975171	13.043934	0.53%	0	2005
	12.108744	12.975171	7.16%	0	2004
	10.000000	12.108744	21.09%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.705781	16.632094	13.10%	3,777	2006
	14.111421	14.705781	4.21%	5,683	2005
	13.119209	14.111421	7.56%	1,906	2004
	10.000000	13.119209	31.19%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.202224	21.698510	13.00%	0	2006
	17.758675	19.202224	8.13%	0	2005
	15.119925	17.758675	17.45%	0	2004
	10.000000	15.119925	51.20%	0	2003*

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares - Q/NQ	10.000000	10.777314	7.77%	0	2006*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.973162	15.962242	14.24%	0	2006
	13.473727	13.973162	3.71%	0	2005
	12.304689	13.473727	9.50%	0	2004
	10.000000	12.304689	23.05%	0	2003*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	16.048711	20.200971	25.87%	0	2006
	14.513815	16.048711	10.58%	0	2005
	12.674623	14.513815	14.51%	0	2004
	10.000000	12.674623	26.75%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.656952	13.151940	3.91%	647	2006
	12.150914	12.656952	4.16%	647	2005
	11.738902	12.150914	3.51%	647	2004
	10.000000	11.738902	17.39%	0	2003*

Schwab Annuity Portfolios - Schwab Money Market Portfolio - Q/NQ	10.041924	10.352123	3.09%	15,202	2006
	9.916826	10.041924	1.26%	19,372	2005
	9.972658	9.916826	-0.56%	38,556	2004
	10.000000	9.972658	-0.27%	8,250	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.628384	10.847690	2.06%	0	2006
	10.376142	10.628384	2.43%	0	2005
	10.116754	10.376142	2.56%	0	2004
	10.000000	10.116754	1.17%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.095375	16.484339	9.20%	0	2006
	13.659211	15.095375	10.51%	0	2005
	12.591098	13.659211	8.48%	0	2004
	10.000000	12.591098	25.91%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.856958	28.298435	35.68%	0	2006
	18.126507	20.856958	15.06%	0	2005
	13.517197	18.126507	34.10%	0	2004
	10.000000	13.517197	35.17%	0	2003*

47

Additional Optional Benefits Elected
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.911853	17.693248	11.20%	0	2006
	15.329555	15.911853	3.80%	0	2005
	14.048227	15.329555	9.12%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.934929	15.594825	4.42%	658	2006
	13.970911	14.934929	6.90%	229	2005
	13.345701	13.970911	4.68%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.026419	19.488316	14.46%	0	2006
	15.827142	17.026419	7.58%	0	2005
	13.946733	15.827142	13.48%	0	2004

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	11.568465	11.897629	2.85%	0	2006
	10.864430	11.568465	6.48%	0	2005
	10.583510	10.864430	2.65%	0	2004

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	12.874024	13.928006	8.19%	0	2006
	11.937264	12.874024	7.85%	0	2005
	10.752523	11.937264	11.02%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.412996	17.752066	15.18%	965	2006
	14.967070	15.412996	2.98%	0	2005
	13.668790	14.967070	9.50%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.181920	20.443104	12.44%	0	2006
	17.318860	18.181920	4.98%	0	2005
	14.773508	17.318860	17.23%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.337483	17.639354	15.01%	0	2006
	14.904956	15.337483	2.90%	0	2005
	13.448505	14.904956	10.83%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.314652	20.036825	22.81%	0	2006
	14.650579	16.314652	11.36%	0	2005
	12.965554	14.650579	13.00%	0	2004

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.505729	15.373860	22.93%	0	2006
	11.243385	12.505729	11.23%	0	2005
	10.000000	11.243385	12.43%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.231692	13.536867	-4.88%	0	2006
	14.175203	14.231692	0.40%	0	2005
	13.019603	14.175203	8.88%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.749395	18.368970	16.63%	1,144	2006
	15.256055	15.749395	3.23%	1,144	2005
	13.572423	15.256055	12.40%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.830006	10.831848	0.02%	0	2006
	10.830792	10.830006	-0.01%	0	2005
	10.397160	10.830792	4.17%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.429940	20.759940	12.64%	0	2006
	17.456555	18.429940	5.58%	0	2005
	14.547569	17.456555	20.00%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.844276	16.837179	13.43%	919	2006
	14.437205	14.844276	2.82%	0	2005
	13.288774	14.437205	8.64%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.388549	15.318047	14.41%	0	2006
	13.060934	13.388549	2.51%	0	2005
	12.659360	13.060934	3.17%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.645527	15.946000	1.92%	0	2006
	15.054647	15.645527	3.92%	0	2005
	13.770609	15.054647	9.32%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.793062	16.965291	14.68%	0	2006
	14.340380	14.793062	3.16%	0	2005
	13.302272	14.340380	7.80%	0	2004

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.672848	15.586008	13.99%	0	2006
	13.655998	13.672848	0.12%	0	2005
	12.950240	13.655998	5.45%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.356857	10.596449	2.31%	0	2006
	10.416653	10.356857	-0.57%	0	2005
	10.240682	10.416653	1.72%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.656581	16.900889	15.31%	3,146	2006
	14.393506	14.656581	1.83%	1,234	2005
	13.171406	14.393506	9.28%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.781634	21.631374	15.17%	0	2006
	17.538843	18.781634	7.09%	0	2005
	14.396268	17.538843	21.83%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.412784	20.820180	19.57%	0	2006
	16.053650	17.412784	8.47%	0	2005
	13.757275	16.053650	16.69%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.475534	14.918765	19.58%	0	2006
	11.505560	12.475534	8.43%	0	2005
	10.000000	11.505560	15.06%	0	2004*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.025049	14.279280	9.63%	32,493	2006
	12.288153	13.025049	6.00%	18,669	2005
	11.525739	12.288153	6.61%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.036194	17.227590	7.43%	21,692	2006
	14.470859	16.036194	10.82%	0	2005
	12.459834	14.470859	16.14%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.374397	16.790870	9.21%	990	2006
	14.079355	15.374397	9.20%	990	2005
	12.174698	14.079355	15.64%	0	2004

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.789354	21.420255	44.84%	0	2006
	11.378339	14.789354	29.98%	0	2005
	10.000000	11.378339	13.78%	0	2004*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.847110	31.614532	44.71%	0	2006
	16.818162	21.847110	29.90%	0	2005
	14.393258	16.818162	16.85%	0	2004

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.967204	10.225466	2.59%	1,590	2006
	9.979655	9.967204	-0.12%	0	2005
	10.058406	9.979655	-0.78%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.891974	14.676279	5.65%	0	2006
	13.537857	13.891974	2.62%	0	2005
	12.617314	13.537857	7.30%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.448212	4.48%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.430304	4.30%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.730389	7.30%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.257600	2.58%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.029576	14.188404	8.89%	0	2006
	12.926446	13.029576	0.80%	0	2005
	11.925811	12.926446	8.39%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.432214	11.359568	8.89%	0	2006
	10.000000	10.432214	4.32%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.581940	22.419870	35.21%	0	2006
	15.860867	16.581940	4.55%	0	2005
	12.435017	15.860867	27.55%	0	2004

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.495218	22.475409	15.29%	0	2006
	19.265423	19.495218	1.19%	0	2005
	16.725873	19.265423	15.18%	0	2004

NVIT Nationwide Multi-Manger NVIT Small Company Fund: Class II - Q/NQ	18.906663	20.801965	10.02%	0	2006
	17.144967	18.906663	10.28%	0	2005
	14.660913	17.144967	16.94%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.470035	21.836804	18.23%	0	2006
	16.933487	18.470035	9.07%	0	2005
	14.242764	16.933487	18.89%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.615253	15.748021	0.85%	0	2006
	14.660096	15.615253	6.52%	0	2005
	13.843609	14.660096	5.90%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.487849	10.575321	0.83%	0	2006
	9.842041	10.487849	6.56%	0	2005
	10.000000	9.842041	-1.58%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.298222	16.669889	8.97%	0	2006
	15.659808	15.298222	-2.31%	0	2005
	15.289759	15.659808	2.42%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.599999	11.604772	9.48%	0	2006
	10.850535	10.599999	-2.31%	0	2005
	10.000000	10.850535	8.51%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.398996	10.580339	1.74%	1,409	2006
	10.228457	10.398996	1.67%	0	2005
	10.061282	10.228457	1.66%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.257041	11.766188	4.52%	0	2006
	11.067784	11.257041	1.71%	0	2005
	10.742263	11.067784	3.03%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.435360	13.274345	6.75%	289	2006
	12.088323	12.435360	2.87%	290	2005
	11.458318	12.088323	5.50%	0	2004

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.672978	14.989934	9.63%	0	2006
	13.183096	13.672978	3.72%	0	2005
	12.224868	13.183096	7.84%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.195027	17.135465	12.77%	219	2006
	14.414176	15.195027	5.42%	219	2005
	13.061546	14.414176	10.36%	0	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.381141	18.848451	15.06%	2,490	2006
	15.415605	16.381141	6.26%	1,585	2005
	13.732149	15.415605	12.26%	655	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.386532	16.609756	7.95%	1,836	2006
	14.259218	15.386532	7.91%	0	2005
	12.571305	14.259218	13.43%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.849859	8.50%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.887326	21.556091	20.51%	0	2006
	16.252579	17.887326	10.06%	0	2005
	13.757041	16.252579	18.14%	0	2004

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.623671	15.213340	20.51%	0	2006
	11.468479	12.623671	10.07%	0	2005
	10.000000	11.468479	14.68%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.009893	19.485008	8.19%	1,670	2006
	16.318252	18.009893	10.37%	0	2005
	14.321973	16.318252	13.94%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.074599	18.288651	13.77%	0	2006
	15.706338	16.074599	2.34%	0	2005
	13.625586	15.706338	15.27%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.519862	11.890527	3.22%	0	2006
	11.451083	11.519862	0.60%	0	2005
	10.917987	11.451083	4.88%	0	2004

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.122090	15.670243	3.62%	0	2006
	14.926968	15.122090	1.31%	0	2005
	13.552337	14.926968	10.14%	0	2004

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.032438	18.068670	12.70%	17,764	2006
	14.356783	16.032438	11.67%	248	2005
	12.567659	14.356783	14.24%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.368666	16.085034	11.95%	13,256	2006
	13.657697	14.368666	5.21%	0	2005
	12.246405	13.657697	11.52%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.789202	15.679062	6.02%	0	2006
	14.324845	14.789202	3.24%	0	2005
	13.647463	14.324845	4.96%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.887489	22.979914	15.55%	0	2006
	17.709664	19.887489	12.30%	0	2005
	15.131768	17.709664	17.04%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.938136	14.954489	15.58%	0	2006
	11.522606	12.938136	12.28%	0	2005
	10.000000	11.522606	15.23%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.005963	13.986332	7.54%	0	2006
	12.950484	13.005963	0.43%	0	2005
	12.097975	12.950484	7.05%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.662948	16.566871	12.98%	0	2006
	14.084571	14.662948	4.11%	0	2005
	13.107555	14.084571	7.45%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.146339	21.613466	12.89%	0	2006
	17.724915	19.146339	8.02%	0	2005
	15.106504	17.724915	17.33%	0	2004

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares - Q/NQ	10.000000	10.770719	7.71%	0	2006*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.935435	15.903032	14.12%	0	2006
	13.450952	13.935435	3.60%	0	2005
	12.296362	13.450952	9.39%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	16.005375	20.126048	25.75%	0	2006
	14.489276	16.005375	10.46%	0	2005
	12.666032	14.489276	14.39%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.622775	13.103151	3.81%	0	2006
	12.130370	12.622775	4.06%	0	2005
	11.730953	12.130370	3.40%	0	2004

Schwab Annuity Portfolios - Schwab Money Market Portfolio - Q/NQ	10.018240	10.317259	2.98%	2,744	2006
	9.903459	10.018240	1.16%	8,692	2005
	9.969330	9.903459	-0.66%	0	2004

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.599662	10.807431	1.96%	0	2006
	10.358581	10.599662	2.33%	0	2005
	10.109894	10.358581	2.46%	0	2004

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.049526	16.417647	9.09%	0	2006
	13.631514	15.049526	10.40%	0	2005
	12.578333	13.631514	8.37%	0	2004

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.793675	28.184071	35.54%	0	2006
	18.089801	20.793675	14.95%	0	2005
	13.503520	18.089801	33.96%	0	2004

55

Additional Optional Benefits Elected
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.796069	17.520036	10.91%	0	2006
	15.256637	15.796069	3.54%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.826256	15.442142	4.15%	0	2006
	13.904454	14.826256	6.63%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.902567	19.297557	14.17%	0	2006
	15.751883	16.902567	7.31%	0	2005

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	12.798165	13.810861	7.91%	190	2006
	11.897034	12.798165	7.57%	190	2005

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	11.500279	11.797539	2.58%	0	2006
	10.827801	11.500279	6.21%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.300880	17.578329	14.88%	0	2006
	14.895904	15.300880	2.72%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.049671	20.243032	12.15%	0	2006
	17.236512	18.049671	4.72%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.225883	17.466671	14.72%	0	2006
	14.834062	15.225883	2.64%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.195948	19.840680	22.50%	0	2006
	14.580903	16.195948	11.08%	0	2005

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.453106	15.270392	22.62%	0	2006
	11.224493	12.453106	10.95%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.128155	13.404337	-5.12%	0	2006
	14.107788	14.128155	0.14%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.634840	18.189206	16.34%	0	2006
	15.183516	15.634840	2.97%	0	2005

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.747787	10.722391	-0.24%	0	2006
	10.775856	10.747787	-0.26%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.295913	20.556777	12.36%	0	2006
	17.373568	18.295913	5.31%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.736279	16.672368	13.14%	0	2006
	14.368549	14.736279	2.56%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.291141	15.168104	14.12%	0	2006
	12.998806	13.291141	2.25%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.531693	15.789885	1.66%	0	2006
	14.983039	15.531693	3.66%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.685424	16.799220	14.39%	0	2006
	14.272175	14.685424	2.90%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.573366	15.433434	13.70%	0	2006
	13.591048	13.573366	-0.13%	0	2005

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.281448	10.492661	2.05%	0	2006
	10.367069	10.281448	-0.83%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.549945	16.735450	15.02%	0	2006
	14.325045	14.549945	1.57%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.645032	21.419668	14.88%	0	2006
	17.455454	18.645032	6.81%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.286118	20.616415	19.27%	0	2006
	15.977318	17.286118	8.19%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.423072	14.818425	19.28%	0	2006
	11.486259	12.423072	8.16%	0	2005

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.930226	14.139436	9.35%	0	2006
	12.229660	12.930226	5.73%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.919551	17.058984	7.16%	300	2006
	14.402045	15.919551	10.54%	300	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.270609	16.635284	8.94%	159	2006
	14.019804	15.270609	8.92%	159	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	14.727162	21.276204	44.47%	0	2006
	11.359225	14.727162	29.65%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.688225	31.305192	44.34%	0	2006
	16.738188	21.688225	29.57%	0	2005

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.894639	10.125323	2.33%	0	2006
	9.932152	9.894639	-0.38%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.790894	14.532572	5.38%	0	2006
	13.473465	13.790894	2.36%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.412741	4.13%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.712318	7.12%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.240314	2.40%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.934751	14.049499	8.62%	0	2006
	12.864955	12.934751	0.54%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.414642	11.311733	8.61%	0	2006
	10.000000	10.414642	4.15%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.461313	22.200475	34.86%	0	2006
	15.785444	16.461313	4.28%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.353450	22.255469	14.99%	0	2006
	19.173862	19.353450	0.94%	0	2005

NVIT Nationwide Multi-Manger NVIT Small Company Fund: Class II - Q/NQ	18.769168	20.598389	9.75%	0	2006
	17.063461	18.769168	10.00%	0	2005

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.335686	21.623093	17.93%	0	2006
	16.852973	18.335686	8.80%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.501628	15.593824	0.59%	0	2006
	14.590363	15.501628	6.25%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.443718	10.504151	0.58%	0	2006
	9.825503	10.443718	6.29%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.186972	16.506743	8.69%	0	2006
	15.585378	15.186972	-2.56%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.555400	11.526673	9.20%	0	2006
	10.832314	10.555400	-2.56%	0	2005

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.323283	10.476712	1.49%	350	2006
	10.179763	10.323283	1.41%	350	2005

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.175080	11.650951	4.26%	0	2006
	11.015097	11.175080	1.45%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.344849	13.144366	6.48%	0	2006
	12.030792	12.344849	2.61%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.573482	14.843178	9.35%	0	2006
	13.120388	13.573482	3.45%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.084471	16.967720	12.48%	0	2006
	14.345619	15.084471	5.15%	0	2005

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.261968	18.663939	14.77%	0	2006
	15.342293	16.261968	5.99%	0	2005

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.282670	16.455848	7.68%	0	2006
	14.198902	15.282670	7.63%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.831580	8.32%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.766611	21.356427	20.21%	0	2006
	16.183856	17.766611	9.78%	0	2005

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.570579	15.111008	20.21%	0	2006
	11.449228	12.570579	9.79%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.878889	19.294289	7.92%	203	2006
	16.240650	17.878889	10.09%	203	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.957644	18.109621	13.49%	0	2006
	15.631642	15.957644	2.09%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.436003	11.774087	2.96%	0	2006
	11.396583	11.436003	0.35%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.012087	15.516839	3.36%	0	2006
	14.855998	15.012087	1.05%	0	2005

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.910805	17.886174	12.42%	153	2006
	14.284018	15.910805	11.39%	153	2005

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.271672	15.936002	11.66%	340	2006
	13.599927	14.271672	4.94%	340	2005

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.681601	15.525560	5.75%	0	2006
	14.256716	14.681601	2.98%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.742872	22.755050	15.26%	0	2006
	17.625493	19.742872	12.01%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.883737	14.853903	15.29%	0	2006
	11.503272	12.883737	12.00%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.911286	13.849358	7.27%	0	2006
	12.888862	12.911286	0.17%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.556268	16.404704	12.70%	0	2006
	14.017578	14.556268	3.84%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.007120	21.401986	12.60%	0	2006
	17.640670	19.007120	7.75%	0	2005

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares - Q/NQ	10.000000	10.754227	7.54%	0	2006*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.841360	15.755685	13.83%	0	2006
	13.394064	13.841360	3.34%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.897319	19.939586	25.43%	0	2006
	14.427990	15.897319	10.18%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.537566	12.981735	3.54%	0	2006
	12.079069	12.537566	3.80%	0	2005

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Schwab Annuity Portfolios - Schwab Money Market Portfolio - Q/NQ	9.959171	10.230450	2.72%	0	2006
	9.870061	9.959171	0.90%	0	2005

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.528053	10.707238	1.70%	0	2006
	10.314724	10.528053	2.07%	0	2005

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.935322	16.251803	8.81%	0	2006
	13.562397	14.935322	10.12%	0	2005

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.635929	27.899532	35.20%	0	2006
	17.998124	20.635929	14.66%	0	2005

63

Additional Optional Benefits Elected
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.772988	17.485559	10.86%	0	2006
	15.242090	15.772988	3.48%	0	2005
	14.010752	15.242090	8.79%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.804611	15.411768	4.10%	0	2006
	13.891196	14.804611	6.58%	0	2005
	13.310109	13.891196	4.37%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.877833	19.259541	14.11%	0	2006
	15.736819	16.877833	7.25%	0	2005
	13.909528	15.736819	13.14%	0	2004

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	11.486656	11.777586	2.53%	0	2006
	10.820465	11.486656	6.16%	0	2005
	10.572908	10.820465	2.34%	0	2004

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	12.783011	13.787500	7.86%	0	2006
	11.888975	12.783011	7.52%	0	2005
	10.741761	11.888975	10.68%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.278513	17.543710	14.83%	0	2006
	14.881685	15.278513	2.67%	0	2005
	13.632334	14.881685	9.16%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.023283	20.203167	12.09%	0	2006
	17.220056	18.023283	4.66%	0	2005
	14.734107	17.220056	16.87%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.203635	17.432300	14.66%	0	2006
	14.819911	15.203635	2.59%	0	2005
	13.412628	14.819911	10.49%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.172294	19.801659	22.44%	0	2006
	14.566989	16.172294	11.02%	0	2005
	12.930963	14.566989	12.65%	0	2004

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.442586	15.249763	22.56%	0	2006
	11.220714	12.442586	10.89%	0	2005
	10.000000	11.220714	12.21%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.107494	13.377940	-5.17%	0	2006
	14.094317	14.107494	0.09%	0	2005
	12.984862	14.094317	8.54%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.611957	18.153365	16.28%	1,335	2006
	15.169005	15.611957	2.92%	1,335	2005
	13.536215	15.169005	12.06%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.731395	10.700603	-0.29%	0	2006
	10.764887	10.731395	-0.31%	0	2005
	10.365477	10.764887	3.85%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.269183	20.516323	12.30%	0	2006
	17.356994	18.269183	5.26%	0	2005
	14.508790	17.356994	19.63%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.714741	16.639547	13.08%	14,833	2006
	14.354842	14.714741	2.51%	14,833	2005
	13.253320	14.354842	8.31%	14,833	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.271692	15.138224	14.06%	0	2006
	12.986389	13.271692	2.20%	0	2005
	12.625572	12.986389	2.86%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.509010	15.758805	1.61%	0	2006
	14.968748	15.509010	3.61%	0	2005
	13.733890	14.968748	8.99%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.663968	16.766149	14.34%	0	2006
	14.258559	14.663968	2.84%	0	2005
	13.266794	14.258559	7.48%	0	2004

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.553519	15.403040	13.65%	0	2006
	13.578075	13.553519	-0.18%	0	2005
	12.915695	13.578075	5.13%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.266398	10.471975	2.00%	0	2006
	10.357156	10.266398	-0.88%	902	2005
	10.213311	10.357156	1.41%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.528693	16.702536	14.96%	0	2006
	14.311386	14.528693	1.52%	671	2005
	13.136268	14.311386	8.95%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.617786	21.377512	14.82%	0	2006
	17.438799	18.617786	6.76%	0	2005
	14.357875	17.438799	21.46%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.260846	20.575821	19.21%	0	2006
	15.962062	17.260846	8.14%	0	2005
	13.720588	15.962062	16.34%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.412578	14.798397	19.22%	0	2006
	11.482386	12.412578	8.10%	0	2005
	10.000000	11.482386	14.82%	0	2004*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.911316	14.111592	9.30%	0	2006
	12.217979	12.911316	5.67%	0	2005
	11.494958	12.217979	6.29%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.896255	17.025367	7.10%	2,632	2006
	14.388282	15.896255	10.48%	2,632	2005
	12.462582	14.388282	15.79%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.249917	16.604316	8.88%	0	2006
	14.007907	15.249917	8.87%	0	2005
	12.149928	14.007907	15.29%	0	2004

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.714740	21.247466	44.40%	0	2006
	11.355399	14.714740	29.58%	0	2005
	10.000000	11.355399	13.55%	0	2004*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.656559	31.243624	44.27%	0	2006
	16.722219	21.656559	29.51%	0	2005
	14.354875	16.722219	16.49%	0	2004

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.880148	10.105358	2.28%	0	2006
	9.922647	9.880148	-0.43%	0	2005
	10.031522	9.922647	-1.09%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.770714	14.503959	5.32%	0	2006
	13.460591	13.770714	2.30%	0	2005
	12.583644	13.460591	6.97%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.409221	4.09%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.708700	7.09%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.236847	2.37%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.915841	14.021832	8.56%	0	2006
	12.852665	12.915841	0.49%	0	2005
	11.893980	12.852665	8.06%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.411135	11.302178	8.56%	0	2006
	10.000000	10.411135	4.11%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.437242	22.156759	34.80%	0	2006
	15.770374	16.437242	4.23%	0	2005
	12.401814	15.770374	27.16%	0	2004

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.325182	22.211681	14.94%	0	2006
	19.155578	19.325182	0.89%	0	2005
	16.681315	19.155578	14.83%	0	2004

NVIT Nationwide Multi-Manger NVIT Small Company Fund: Class II - Q/NQ	18.741745	20.557852	9.69%	0	2006
	17.047183	18.741745	9.94%	0	2005
	14.621826	17.047183	16.59%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.308879	21.580520	17.87%	0	2006
	16.836874	18.308879	8.74%	0	2005
	14.204772	16.836874	18.53%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.478969	15.563123	0.54%	0	2006
	14.576433	15.478969	6.19%	0	2005
	13.806681	14.576433	5.58%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.434896	10.489937	0.53%	0	2006
	9.822186	10.434896	6.24%	0	2005
	10.000000	9.822186	-1.78%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.164758	16.474225	8.63%	0	2006
	15.570503	15.164758	-2.61%	0	2005
	15.249015	15.570503	2.11%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.546499	11.511104	9.15%	0	2006
	10.828670	10.546499	-2.61%	0	2005
	10.000000	10.828670	8.29%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.308192	10.456077	1.43%	0	2006
	10.170039	10.308192	1.36%	0	2005
	10.034393	10.170039	1.35%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.158734	11.628004	4.21%	0	2006
	11.004575	11.158734	1.40%	0	2005
	10.713558	11.004575	2.72%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.326824	13.118511	6.42%	0	2006
	12.019327	12.326824	2.56%	0	2005
	11.427726	12.019327	5.18%	0	2004

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.553620	14.813939	9.30%	0	2006
	13.107851	13.553620	3.40%	0	2005
	12.192229	13.107851	7.51%	3,829	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.062418	16.934317	12.43%	0	2006
	14.331913	15.062418	5.10%	0	2005
	13.026688	14.331913	10.02%	0	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.238229	18.627254	14.71%	0	2006
	15.327674	16.238229	5.94%	0	2005
	13.695527	15.327674	11.92%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.261964	16.425215	7.62%	0	2006
	14.186862	15.261964	7.58%	0	2005
	12.545735	14.186862	13.08%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.827926	8.28%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.742531	21.316653	20.14%	0	2006
	16.170138	17.742531	9.72%	0	2005
	13.729071	16.170138	17.78%	0	2004

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.559962	15.090586	20.15%	0	2006
	11.445372	12.559962	9.74%	0	2005
	10.000000	11.445372	14.45%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.852771	19.256325	7.86%	0	2006
	16.225157	17.852771	10.03%	0	2005
	14.283788	16.225157	13.59%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.934319	18.073967	13.43%	0	2006
	15.616715	15.934319	2.03%	0	2005
	13.589226	15.616715	14.92%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.419269	11.750886	2.90%	0	2006
	11.385690	11.419269	0.29%	0	2005
	10.888817	11.385690	4.56%	0	2004

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.990135	15.486280	3.31%	0	2006
	14.841809	14.990135	1.00%	0	2005
	13.516188	14.841809	9.81%	0	2004

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.886562	17.849852	12.36%	0	2006
	14.269491	15.886562	11.33%	0	2005
	12.529424	14.269491	13.89%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.252324	15.906329	11.61%	0	2006
	13.588384	14.252324	4.89%	0	2005
	12.221487	13.588384	11.18%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.660153	15.495013	5.69%	0	2006
	14.243117	14.660153	2.93%	656	2005
	13.611063	14.243117	4.64%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.714004	22.710241	15.20%	0	2006
	17.608662	19.714004	11.96%	0	2005
	15.091431	17.608662	16.68%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.872847	14.833818	15.23%	0	2006
	11.499389	12.872847	11.94%	0	2005
	10.000000	11.499389	14.99%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.892436	13.822109	7.21%	0	2006
	12.876571	12.892436	0.12%	0	2005
	12.065688	12.876571	6.72%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.535004	16.372426	12.64%	0	2006
	14.004211	14.535004	3.79%	662	2005
	13.072585	14.004211	7.13%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.979349	21.359870	12.54%	0	2006
	17.623824	18.979349	7.69%	0	2005
	15.066242	17.623824	16.98%	0	2004

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares - Q/NQ	10.000000	10.750925	7.51%	0	2006*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.822597	15.726340	13.77%	0	2006
	13.382696	13.822597	3.29%	0	2005
	21.271349	13.382696	9.06%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.875772	19.902453	25.36%	0	2006
	14.415757	15.875772	10.13%	0	2005
	12.640252	14.415757	14.05%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.520549	12.957523	3.49%	0	2006
	12.068798	12.520549	3.74%	0	2005
	11.707077	12.068798	3.09%	0	2004

Schwab Annuity Portfolios - Schwab Money Market Portfolio - Q/NQ	9.947381	10.213151	2.67%	615	2006
	9.863385	9.947381	0.85%	615	2005
	9.959333	9.863385	-0.96%	1,230	2004

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.513789	10.687295	1.65%	0	2006
	10.305973	10.513789	2.02%	889	2005
	10.089289	10.305973	2.15%	0	2004

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	0	2005
	12.540033	13.548609	8.04%	0	2004

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.604499	27.842906	35.13%	0	2006
	17.979835	20.604499	14.60%	0	2005
	13.462423	17.979835	33.56%	0	2004

71

Additional Optional Benefits Elected
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.749928	17.451124	10.80%	0	2006
	15.227522	15.749928	3.43%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.782959	15.381409	4.05%	0	2006
	13.877928	14.782959	6.52%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.853145	19.221592	14.05%	0	2006
	15.721785	16.853145	7.20%	0	2005

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	12.767863	13.764165	7.80%	0	2006
	11.880923	12.767863	7.47%	0	2005

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	11.473076	11.757688	2.48%	0	2006
	10.813157	11.473076	6.10%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.256160	17.509150	14.77%	0	2006
	14.867466	15.256160	2.61%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.996918	20.163377	12.04%	0	2006
	17.203603	17.996918	4.61%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.181408	17.397983	14.60%	0	2006
	14.805759	15.181408	2.54%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.148640	19.762648	22.38%	0	2006
	14.553074	16.148640	10.96%	0	2005

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.432094	15.229159	22.50%	0	2006
	11.216941	12.432094	10.83%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.086883	13.351608	-5.22%	0	2006
	14.080863	14.086883	0.04%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.589146	18.117641	16.22%	0	2006
	15.154532	15.589146	2.87%	0	2005

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.715015	10.678841	-0.34%	0	2006
	10.753920	10.715015	-0.36%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.242482	20.475926	12.24%	0	2006
	17.340425	18.242482	5.20%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.693228	16.606789	13.02%	0	2006
	14.341131	14.693228	2.46%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.252291	15.108418	14.01%	0	2006
	12.973992	13.252291	2.15%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.486336	15.727766	1.56%	0	2006
	14.954456	15.486336	3.56%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.642519	16.733131	14.28%	0	2006
	14.244936	14.642519	2.79%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.533690	15.372699	13.59%	0	2006
	13.565101	13.533690	-0.23%	0	2005

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.251388	10.451360	1.95%	0	2006
	10.347262	10.251388	-0.93%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.507449	16.669638	14.90%	0	2006
	14.297719	14.507449	1.47%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.590572	21.335411	14.76%	0	2006
	17.422161	18.590572	6.71%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.235606	20.535305	19.14%	0	2006
	15.946817	17.235606	8.08%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.402111	14.778401	19.16%	0	2006
	11.478526	12.402111	8.05%	0	2005

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.892454	14.083811	9.24%	0	2006
	12.206327	12.892454	5.62%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.873002	16.991824	7.05%	0	2006
	14.374535	15.873002	10.42%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.229220	16.573355	8.83%	0	2006
	13.996013	15.229220	8.81%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.624889	31.182106	44.20%	0	2006
	16.706250	21.624889	29.44%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.702316	21.218752	44.32%	0	2006
	11.351574	14.702316	29.52%	0	2005

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.865705	10.085460	2.23%	0	2006
	9.913174	9.865705	-0.48%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.750579	14.475374	5.27%	0	2006
	13.447732	13.750579	2.25%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.233395	2.33%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.896942	13.994206	8.51%	0	2006
	12.840387	12.896942	0.44%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.413193	22.113123	34.73%	0	2006
	15.755305	16.413193	4.18%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.296940	22.167952	14.88%	0	2006
	19.137305	19.296940	0.83%	0	2005

NVIT Nationwide Multi-Manger NVIT Small Company Fund: Class II - Q/NQ	18.714350	20.517363	9.63%	0	2006
	17.030906	18.714350	9.88%	0	2005

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.282129	21.538040	17.81%	0	2006
	16.820811	18.282129	8.69%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.456337	15.532473	0.49%	0	2006
	14.562515	15.456337	6.14%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.426077	10.475746	0.48%	0	2006
	9.818878	10.426077	6.18%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.142573	16.441771	8.58%	0	2006
	15.555628	15.142573	-2.66%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.537586	11.495534	9.09%	0	2006
	10.825020	10.537586	-2.66%	0	2005

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.293118	10.435493	1.38%	0	2006
	10.160331	10.293118	1.31%	0	2005

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.142419	11.605099	4.15%	0	2006
	10.994065	11.142419	1.35%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.308781	13.092663	6.37%	0	2006
	12.007837	12.308781	2.51%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.533804	14.784773	9.24%	0	2006
	13.095335	13.533804	3.35%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.040415	16.900988	12.37%	0	2006
	14.318239	15.040415	5.04%	0	2005

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.214476	18.590551	14.65%	0	2006
	15.313030	16.214476	5.89%	0	2005

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.241249	16.394589	7.57%	0	2006
	14.174797	15.241249	7.52%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.718460	21.276929	20.08%	0	2006
	16.156405	17.718460	9.67%	0	2005

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.549364	15.070189	20.09%	0	2006
	11.441520	12.549364	9.68%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.826650	19.218377	7.81%	0	2006
	16.209651	17.826650	9.98%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.911026	18.038387	13.37%	0	2006
	15.601811	15.911026	1.98%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.402579	11.727753	2.85%	0	2006
	11.374821	11.402579	0.24%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.968216	15.455776	3.26%	0	2006
	14.827644	14.968216	0.95%	0	2005

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.862330	17.813577	12.30%	0	2006
	14.254955	15.862330	11.28%	0	2005

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.232977	15.876667	11.55%	0	2006
	13.576843	14.232977	4.83%	0	2005

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.638727	15.464505	5.64%	0	2006
	14.229519	14.638727	2.88%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.685210	22.665556	15.14%	0	2006
	17.591871	19.685210	11.90%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.861990	14.813778	15.17%	0	2006
	11.495518	12.861990	11.89%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.873541	13.794853	7.16%	0	2006
	12.864250	12.873541	0.07%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.513743	16.340170	12.58%	0	2006
	13.990832	14.513743	3.74%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.951604	21.317808	12.49%	0	2006
	17.607016	18.951604	7.64%	0	2005

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares - Q/NQ	10.000000	10.747622	7.48%	0	2006*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.803856	15.697055	13.72%	0	2006
	13.371334	13.803856	3.23%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.854247	19.865381	25.30%	0	2006
	14.403520	15.854247	10.07%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.503574	12.933390	3.44%	0	2006
	12.058562	12.503574	3.69%	0	2005

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Schwab Annuity Portfolios - Schwab Money Market Portfolio - Q/NQ	9.935597	10.195869	2.62%	0	2006
	9.856708	9.935597	0.80%	2,710	2005

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.499491	10.667339	1.60%	0	2006
	10.297210	10.499491	1.96%	0	2005

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.889797	16.185813	8.70%	0	2006
	13.534807	14.889797	10.01%	0	2005

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.573065	27.786328	35.06%	0	2006
	17.961520	20.573065	14.54%	0	2005

79

Maximum Optional Benefits Elected
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.611970	17.245517	10.46%	0	2006
	15.140320	15.611970	3.12%	0	2005
	13.967012	15.140320	8.40%	0	2004
	10.000000	13.967012	39.67%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.653471	15.200171	3.73%	0	2006
	13.798435	14.653471	6.20%	0	2005
	13.268546	13.798435	3.99%	0	2004
	10.000000	13.268546	32.69%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.705583	18.995186	13.71%	0	2006
	15.631772	16.705583	6.87%	0	2005
	13.866108	15.631772	12.73%	0	2004
	10.000000	13.866108	38.66%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	11.276883	11.521380	2.17%	0	2006
	10.660761	11.276883	5.78%	0	2005
	10.454133	10.660761	1.98%	0	2004
	10.000000	10.454133	4.54%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	13.085497	14.063550	7.47%	0	2006
	12.213718	13.085497	7.14%	0	2005
	11.074658	12.213718	10.29%	0	2004
	10.000000	11.074658	10.75%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.122568	17.302913	14.42%	0	2006
	14.782348	15.122568	2.30%	0	2005
	13.589780	14.782348	8.78%	0	2004
	10.000000	13.589780	35.90%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.839372	19.925923	11.70%	0	2006
	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004
	10.000000	14.688140	46.88%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.048456	17.193049	14.25%	0	2006
	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004
	10.000000	13.370750	33.71%	0	2003*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.007234	19.529872	22.01%	0	2006
	14.469742	16.007234	10.63%	0	2005
	12.890586	14.469742	12.25%	0	2004
	10.000000	12.890586	28.91%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.369105	15.105801	22.13%	0	2006
	11.194239	12.369105	10.50%	0	2005
	10.000000	11.194239	11.94%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.963502	13.194277	-5.51%	0	2006
	14.000226	13.963502	-0.26%	0	2005
	12.944322	14.000226	8.16%	0	2004
	10.000000	12.944322	29.44%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.452630	17.904242	15.87%	0	2006
	15.067753	15.452630	2.55%	0	2005
	13.493949	15.067753	11.66%	0	2004
	10.000000	13.493949	34.94%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.617105	10.548990	-0.64%	0	2006
	10.688249	10.617105	-0.67%	0	2005
	10.328516	10.688249	3.48%	0	2004
	10.000000	13.328516	3.29%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.082798	20.234801	11.90%	0	2006
	17.241182	18.082798	4.88%	0	2005
	14.463524	17.241182	19.20%	0	2004
	10.000000	14.463524	44.64%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.564544	16.411152	12.68%	0	2006
	14.259003	14.564544	2.14%	0	2005
	13.211949	14.259003	7.93%	0	2004
	10.000000	13.211949	32.12%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.136216	14.930425	13.66%	0	2006
	12.899690	13.136216	1.83%	0	2005
	12.586152	12.899690	2.49%	0	2004
	10.000000	12.586152	25.86%	0	2003*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004
	10.000000	13.691033	36.91%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.514297	16.536033	13.93%	0	2006
	14.163375	14.514297	2.48%	0	2005
	13.225371	14.163375	7.09%	0	2004
	10.000000	13.225371	32.25%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.415167	15.191610	13.24%	0	2006
	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004
	10.000000	12.875363	28.75%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.161522	10.328144	1.64%	0	2006
	10.287941	10.161522	-1.23%	0	2005
	10.181373	10.287941	1.05%	0	2004
	10.000000	10.181373	11.81%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.380383	16.473253	14.55%	0	2006
	14.215839	14.380383	1.16%	0	2005
	13.095257	14.215839	8.56%	0	2004
	10.000000	13.095257	30.95%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.427835	21.084166	14.41%	0	2006
	17.322439	18.427835	6.38%	0	2005
	14.313081	17.322439	21.03%	0	2004
	10.000000	14.313081	43.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.084693	20.293444	18.78%	0	2006
	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004
	10.000000	13.677756	36.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.339275	14.658705	18.80%	0	2006
	11.455300	12.339275	7.72%	0	2005
	10.000000	11.455300	14.55%	0	2004*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.779504	13.917871	8.91%	0	2006
	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004
	10.000000	11.459039	14.59%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.734038	16.791689	6.72%	0	2006
	14.292242	15.734038	10.09%	0	2005
	12.387775	14.292242	15.37%	0	2004
	10.000000	12.387775	23.88%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.105508	16.388614	8.49%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.435594	30.814951	43.76%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004
	10.000000	14.310066	43.10%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.627892	21.047008	43.88%	0	2006
	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.779236	9.966578	1.92%	0	2006
	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004
	10.000000	10.000161	0.00%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.630148	14.304834	4.95%	0	2006
	13.370721	13.630148	1.94%	0	2005
	12.544352	13.370721	6.59%	0	2004
	10.000000	12.544352	25.44%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.384612	3.85%	0	2006*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.212629	2.13%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.783973	13.829343	8.18%	0	2006
	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004
	10.000000	11.856822	18.57%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.269459	21.852686	34.32%	0	2006
	15.665101	16.269459	3.86%	0	2005
	12.363062	15.665101	26.71%	0	2004
	10.000000	12.363062	23.63%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.128017	21.906881	14.53%	0	2006
	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004
	10.000000	16.629294	66.29%	0	2003*

NVIT Nationwide Multi-Manger NVIT Small Company Fund: Class II - Q/NQ	18.550515	20.275718	9.30%	0	2006
	16.933419	18.550515	9.55%	0	2005
	14.576196	16.933419	16.17%	0	2004
	10.000000	14.576196	45.76%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.122046	21.284359	17.45%	0	2006
	16.724509	18.122046	8.36%	0	2005
	14.160433	16.724509	18.11%	0	2004
	10.000000	14.160433	41.60%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.320972	15.349465	0.19%	0	2006
	14.479133	15.320972	5.81%	0	2005
	13.763583	14.479133	5.20%	0	2004
	10.000000	13.763583	37.64%	0	2003*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.373238	10.390853	0.17%	0	2006
	9.798994	10.373238	5.86%	0	2005
	10.000000	9.798994	-2.01%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.009998	16.248108	8.25%	0	2006
	15.466606	15.009998	-2.95%	0	2005
	15.201470	15.466606	1.74%	0	2004
	10.000000	15.201470	52.01%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.484198	11.402406	8.76%	0	2006
	10.803128	10.484198	-2.95%	0	2005
	10.000000	10.803128	8.03%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.202901	10.312477	1.07%	0	2006
	10.102083	10.202901	1.00%	0	2005
	10.003007	10.102083	0.99%	0	2004
	10.000000	10.003007	0.03%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.044797	11.468347	3.83%	0	2006
	10.931075	11.044797	1.04%	0	2005
	10.680075	10.931075	2.35%	0	2004
	10.000000	10.680075	6.80%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.200939	12.938375	6.04%	0	2006
	11.939034	12.200939	2.19%	0	2005
	11.392020	11.939034	4.80%	0	2004
	10.000000	11.392020	13.92%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.415265	14.610575	8.91%	0	2006
	13.020330	13.415265	3.03%	0	2005
	12.154146	13.020330	7.13%	0	2004
	10.000000	12.154146	21.54%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.908678	16.701878	12.03%	0	2006
	14.236242	14.908678	4.72%	0	2005
	12.986017	14.236242	9.63%	0	2004
	10.000000	12.986017	29.86%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.072489	18.371568	14.30%	0	2006
	15.225350	16.072489	5.56%	0	2005
	13.652762	15.225350	11.52%	0	2004
	10.000000	13.652762	36.53%	0	2003*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.117391	16.211757	7.24%	0	2006
	14.102601	15.117391	7.20%	0	2005
	12.515857	14.102601	12.68%	0	2004
	10.000000	12.515857	25.16%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.969378	16.074152	17.36%	0	2004
	10.000000	13.969378	39.69%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.485805	14.948158	19.72%	0	2006
	11.418380	12.485805	9.35%	0	2005
	10.000000	11.418380	14.18%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.670599	18.992036	7.48%	0	2006
	16.116870	17.670599	9.64%	0	2005
	14.239224	16.116870	13.19%	0	2004
	10.000000	14.239224	42.39%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.771695	17.825916	13.02%	0	2006
	15.512473	15.771695	1.67%	0	2005
	13.546787	15.512473	14.51%	0	2004
	10.000000	13.546787	35.47%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.302647	11.589519	2.54%	0	2006
	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004
	10.000000	10.854785	8.55%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.837159	15.273712	2.94%	0	2006
	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	0	2004
	10.000000	13.473997	34.74%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.717498	17.597090	11.96%	0	2006
	14.167975	15.717498	10.94%	0	2005
	12.484801	14.167975	13.48%	0	2004
	10.000000	12.484801	24.85%	0	2003*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.117328	15.699644	11.21%	0	2006
	13.507699	14.117328	4.51%	0	2005
	12.192378	13.507699	10.79%	0	2004
	10.000000	12.192378	21.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.510512	15.282295	5.32%	0	2006
	14.148029	14.510512	2.56%	0	2005
	13.568575	14.148029	4.27%	0	2004
	10.000000	13.568575	35.69%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004
	10.000000	15.044342	50.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.760792	13.632342	6.83%	0	2006
	12.790585	12.760792	-0.23%	0	2005
	12.027994	12.790585	6.34%	0	2004
	10.000000	12.027994	20.28%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.386668	16.147721	12.24%	0	2006
	13.910733	14.386668	3.42%	0	2005
	13.031782	13.910733	6.74%	0	2004
	10.000000	13.031782	30.32%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.785740	21.066785	12.14%	0	2006
	17.506257	18.785740	7.31%	0	2005
	15.019254	17.506257	16.56%	0	2004
	10.000000	15.019254	50.19%	0	2003*

Pioneer Variable Contracts Trust - Pioneer Small Cap Value VCT Portfolio: Class I Shares - Q/NQ	10.000000	10.727802	7.28%	0	2006*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.691687	15.522027	13.37%	0	2006
	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004
	10.000000	12.242120	22.42%	0	2003*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004
	10.000000	12.610138	26.10%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.401960	12.789150	3.12%	0	2006
	11.997140	12.401960	3.37%	0	2005
	11.679205	11.997140	2.72%	0	2004
	10.000000	11.679205	16.79%	0	2003*

Schwab Annuity Portfolios - Schwab Money Market Portfolio - Q/NQ	9.870677	10.098357	2.31%	0	2006
	9.822260	9.870677	0.49%	0	2005
	9.953296	9.822260	-1.32%	0	2004
	10.000000	9.953296	-0.47%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.414131	10.548345	1.29%	0	2006
	10.244725	10.414131	1.65%	0	2005
	10.065212	10.244725	1.78%	0	2004
	10.000000	10.065212	0.65%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004
	10.000000	12.495350	24.95%	0	2003*

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.385267	27.448822	34.65%	0	2006
	17.851966	20.385267	14.19%	0	2005
	13.414471	17.851966	33.08%	0	2004
	10.000000	13.414471	34.14%	0	2003*

88

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2) 3,985,820 shares (cost $46,045,134)	$52,772,256
AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2) 556,003 shares (cost $12,939,757)	14,406,047
AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2) 1,154,151 shares (cost $17,297,728)	20,994,000
Alger American Balanced Portfolio – Class S Shares (AlgerBal) 16,472 shares (cost $228,684)	235,556
Alger American Mid Cap Growth Portfolio – Class S Shares (AlgMidCapGr) 29,691 shares (cost $637,060)	608,081
AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B (AlGrIncB) 855,657 shares (cost $18,948,238)	23,042,846
AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B (AlSmMdCpB) 486,051 shares (cost $7,631,398)	8,748,911
American Century Variable Portfolios, Inc. – Balanced Fund – Class I (ACVPBal) 10,813,880 shares (cost $72,257,112)	81,428,520
American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I (ACVPCapAp) 11,390,899 shares (cost $97,855,713)	124,844,255
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 4,629,426 shares (cost $29,713,413)	39,951,943
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II (ACVPIncGr2) 1,715,163 shares (cost $11,876,639)	14,784,708
American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInflPro2) 7,397,710 shares (cost $76,754,613)	74,568,915
American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 6,473,838 shares (cost $41,415,555)	65,515,246
American Century Variable Portfolios, Inc. – International Fund – Class II (ACVPInt2) 332,843 shares (cost $2,231,114)	3,361,717
American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 3,240,766 shares (cost $20,402,912)	32,796,555
American Century Variable Portfolios, Inc. – International Fund – Class IV (ACVPInt4) 1,129,791 shares (cost $8,383,379)	11,422,187
American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1) 245,416 shares (cost $3,200,635)	3,310,668
American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2) 1,230,100 shares (cost $15,372,098)	16,594,051
American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 435,255 shares (cost $4,407,629)	4,369,963
American Century Variable Portfolios, Inc. – Ultra® Fund – Class II (ACVPUltra2) 1,510,080 shares (cost $14,533,424)	15,070,594
American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 17,568,721 shares (cost $126,124,858)	153,550,624
American Century Variable Portfolios, Inc. – Value Fund – Class II (ACVPVal2) 11,920,240 shares (cost $95,462,477)	104,063,696
American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista1) 9,556 shares (cost $143,270)	150,414
American Century Variable Portfolios, Inc. – VistaSM Fund – Class II (ACVPVista2) 186,969 shares (cost $2,891,639)	2,937,290
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Funds Insurance Series®– Growth Fund – Class 1 (AmerGro) 292,020 shares (cost $15,613,593)	$18,838,204
American Funds Insurance Series®– High-Income Bond Fund – Class 1 (AmerHiInc) 112,915 shares (cost $1,399,212)	1,456,603
American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund – Class 1 (AmerUSGvt) 148,491 shares (cost $1,801,807)	1,762,594
Charles Schwab Money Market Portfolio (ChScMM) 17,479,049 shares (cost $17,479,049)	17,479,049
Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 298,430 shares (cost $2,767,817)	4,374,991
Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 3,005,560 shares (cost $26,015,878)	41,296,393
Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 5,183,019 shares (cost $57,356,530)	80,855,104
Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 2,859,153 shares (cost $44,800,945)	53,151,648
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 2,898,943 shares (cost $85,683,438)	82,474,935
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 15,178,110 shares (cost $403,345,471)	548,688,673
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 3,251,953 shares (cost $98,300,691)	117,590,617
Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 1,155,852 shares (cost $37,309,207)	49,181,512
Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS) 590,114 shares (cost $21,192,583)	24,973,630
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS) 105,314 shares (cost $4,206,383)	4,376,848
Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 1,382,570 shares (cost $25,647,185)	34,273,921
Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS) 112,536 shares (cost $2,169,181)	2,411,655
Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS) 477,259 shares (cost $2,626,738)	3,226,269
Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp) 319,253 shares (cost $3,284,497)	3,358,545
Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 1,396,882 shares (cost $15,955,027)	15,770,800
Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS) 4,602,310 shares (cost $51,969,228)	51,729,967
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 35,978,039 shares (cost $832,999,956)	942,624,625
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 6,573,158 shares (cost $156,208,794)	170,047,594
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 20,198,373 shares (cost $799,741,752)	724,515,654
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2) 1,446,438 shares (cost $45,193,838)	51,232,823
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 24,194,435 shares (cost $156,863,983)	153,634,665
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 6,599,320 shares (cost $91,108,971)	158,185,709
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R (FidVIPOvR) 3,032,968 shares (cost $47,969,107)	72,548,596
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 367,324 shares (cost $5,927,577)	8,723,951
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 2,075,276 shares (cost $37,810,100)	$48,997,270
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 18,272,318 shares (cost $277,995,973)	287,058,112
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon) 22,947,074 shares (cost $542,041,619)	722,144,429
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 10,276,410 shares (cost $287,536,962)	319,699,121
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 1,418,577 shares (cost $17,856,624)	17,987,552
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2) 14,901,216 shares (cost $185,151,261)	187,159,273
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 1,666,814 shares (cost $21,724,932)	30,269,340
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 296,640 shares (cost $9,715,718)	10,260,788
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 5,395,077 shares (cost $164,866,723)	184,781,377
Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,082,734 shares (cost $13,864,856)	14,530,289
Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 1,857,125 shares (cost $23,660,829)	25,034,047
Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 2,360,147 shares (cost $49,535,462)	44,795,587
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 147,800 shares (cost $1,657,364)	1,711,525
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 2,715,015 shares (cost $29,868,348)	31,385,572
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 120,663 shares (cost $1,425,218)	1,458,814
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 3,195,486 shares (cost $35,833,322)	38,601,471
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 72,476 shares (cost $879,808)	901,598
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 1,090,727 shares (cost $12,557,909)	13,546,835
Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 3,038,708 shares (cost $49,943,260)	52,751,979
Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 6,933,705 shares (cost $117,388,408)	142,487,634
Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 3,626,903 shares (cost $59,027,428)	68,149,511
Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 1,975,565 shares (cost $23,180,727)	27,223,290
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 589,452 shares (cost $7,547,619)	$11,034,540
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 6,931,752 shares (cost $110,660,870)	129,485,134
Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 1,338,032 shares (cost $19,830,359)	20,726,121
Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2) 7,293,818 shares (cost $131,830,964)	135,519,145
Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2) 1,557,558 shares (cost $17,838,881)	18,254,574
Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2) 992,503 shares (cost $21,522,992)	23,174,948
Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2) 739,981 shares (cost $45,784,488)	47,965,577
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2) 160,372 shares (cost $2,260,441)	2,966,884
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 1,673,408 shares (cost $26,119,419)	31,008,258
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6) 7,062,318 shares (cost $119,309,822)	130,582,253
Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 70,364 shares (cost $638,345)	1,232,781
Gartmore GVIT – Emerging Markets Fund – Class II (GVITEmMrkts2) 338,401 shares (cost $3,752,737)	5,894,940
Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 3,437,831 shares (cost $45,003,947)	60,196,414
Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6) 3,336,691 shares (cost $47,205,020)	58,392,093
Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 2,439,918 shares (cost $19,839,131)	19,470,546
Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 3,850,153 shares (cost $30,313,718)	30,685,719
Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8) 345,889 shares (cost $3,453,608)	3,735,600
Gartmore GVIT – Global Financial Services Fund – Class II (GVITGlFin2) 140,993 shares (cost $1,726,492)	1,862,518
Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3) 323,882 shares (cost $4,375,199)	4,294,681
Gartmore GVIT – Global Health Sciences Fund – Class II (GVITGlHlth2) 218,254 shares (cost $2,282,833)	2,296,034
Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 653,652 shares (cost $6,945,657)	6,954,860
Gartmore GVIT – Global Health Sciences Fund – Class VI (GVITGlHlth6) 1,150,026 shares (cost $12,359,703)	12,178,772
Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 102,129 shares (cost $348,690)	437,113
Gartmore GVIT – Global Technology and Communications Fund – Class II (GVITGlTech2) 339,270 shares (cost $1,341,383)	1,441,898
Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 1,417,211 shares (cost $5,468,851)	6,108,181
Gartmore GVIT – Global Technology and Communications Fund – Class VI (GVITGlTech6) 1,644,154 shares (cost $6,581,421)	7,020,536
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Global Utilities Fund – Class II (GVITGlUtl2) 81,785 shares (cost $807,275)	$1,053,397
Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3) 1,054,620 shares (cost $12,281,129)	13,572,963
Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 32,099,525 shares (cost $382,293,759)	364,329,612
Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 5,062,616 shares (cost $46,706,809)	61,510,781
Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 11,024 shares (cost $66,963)	133,057
Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3) 2,280,109 shares (cost $21,455,539)	27,543,711
Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 42,536,219 shares (cost $481,437,349)	574,664,320
Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 12,985,173 shares (cost $134,527,152)	135,954,757
Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 142,432,117 shares (cost $1,603,965,730)	1,749,066,396
Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 107,765,237 shares (cost $1,247,112,948)	1,411,724,609
Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 30,560,419 shares (cost $328,936,720)	346,860,758
Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal) 311,482 shares (cost $3,161,951)	3,426,307
Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 536,103 shares (cost $14,181,998)	15,997,321
Gartmore GVIT – Mid Cap Growth Fund – Class II (GVITMdCpGr2) 4,210,533 shares (cost $117,276,696)	124,926,521
Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap) 7,129,407 shares (cost $113,420,884)	132,535,682
Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 454,484,334 shares (cost $454,484,334)	454,484,334
Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 24,841,931 shares (cost $275,356,158)	330,894,525
Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2) 13,961,884 shares (cost $171,283,843)	185,413,818
Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3) 458,384 shares (cost $6,313,318)	6,311,945
Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 725,588 shares (cost $11,014,744)	11,906,907
Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2) 885,182 shares (cost $13,454,178)	14,348,798
Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 8,490,709 shares (cost $95,460,368)	105,709,329
Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2) 3,493,303 shares (cost $42,687,572)	43,107,365
Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 7,577,128 shares (cost $148,179,997)	189,352,417
Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2) 3,833,982 shares (cost $89,234,174)	94,545,992
Gartmore GVIT – U.S. Growth Leaders Fund – Class II (GVITUSGro2) 1,885,477 shares (cost $20,547,672)	19,778,658
Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3) 635,338 shares (cost $7,004,361)	6,740,933
Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II (GVITVKVal2) 16,262,354 shares (cost $191,863,816)	203,279,424
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec) 5,753,617 shares (cost $56,624,851)	$56,442,986
Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3) 409,189 shares (cost $5,554,759)	6,502,012
Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 461,306 shares (cost $11,502,864)	13,299,463
Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 1,204,710 shares (cost $26,441,184)	36,032,879
Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2) 1,134,646 shares (cost $4,166,149)	4,935,711
Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 913,632 shares (cost $3,302,520)	3,901,210
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 306,187 shares (cost $3,979,147)	3,888,578
Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 2,592,725 shares (cost $104,377,120)	131,710,410
Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro) 320,122 shares (cost $7,971,266)	16,201,353
JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 595,337 shares (cost $16,069,134)	18,788,844
MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS) 2,285,254 shares (cost $20,382,281)	23,835,202
MFS Variable Insurance Trust – Value Series – Service Class (MFSValS) 4,376,640 shares (cost $56,476,736)	63,111,145
MTB Large Cap Growth Fund II (MTBLgCapGr2) 96,621 shares (cost $950,353)	1,057,998
MTB Large Cap Value Fund II (MTBLgCapV2) 121,408 shares (cost $1,310,868)	1,450,828
MTB Managed Allocation Fund – Aggressive Growth II (MTBAggGr2) 28,004 shares (cost $310,510)	329,322
MTB Managed Allocation Fund – Conservative Growth II (MTBConGr2) 8,474 shares (cost $87,050)	88,044
MTB Managed Allocation Fund – Moderate Growth II (MTBModGr2) 804,874 shares (cost $8,528,056)	8,579,961
Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 428,021 shares (cost $5,728,812)	6,219,139
Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro) 8,996,236 shares (cost $87,149,997)	141,510,799
Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 934,860 shares (cost $13,152,376)	18,426,097
Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 10,770,476 shares (cost $137,594,744)	153,910,099
Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 17,661,963 shares (cost $230,254,623)	225,366,653
Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – S Class Shares (NBAMTMCGrS) 391,860 shares (cost $6,898,154)	9,020,609
Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart) 9,702,165 shares (cost $146,471,313)	205,297,811
Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 1,045,263 shares (cost $17,968,740)	18,135,315
Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes) 13,887,327 shares (cost $212,290,112)	232,057,238
Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 3,278,396 shares (cost $85,172,854)	121,267,861
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 2,589,026 shares (cost $78,802,739)	$94,473,550
Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares (OppBal) 7,792,842 shares (cost $121,903,559)	137,855,370
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 2,404,984 shares (cost $79,844,255)	99,638,493
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 1,559,566 shares (cost $55,637,863)	64,082,573
Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares (OppBdFd) 10,395,999 shares (cost $112,626,704)	116,019,351
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 8,001,082 shares (cost $151,961,037)	294,359,797
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 606,338 shares (cost $15,955,126)	22,125,284
Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 108,182 shares (cost $885,457)	924,958
Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 5,230,918 shares (cost $42,921,848)	44,462,801
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt) 1,173,796 shares (cost $21,909,520)	29,086,673
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS) 9,601,820 shares (cost $211,560,232)	236,012,737
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares (OppMStSCap) 118,955 shares (cost $2,140,782)	2,277,980
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class (OppMStSCapS) 3,733,146 shares (cost $63,985,598)	70,855,113
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 382,817 shares (cost $16,972,294)	19,466,240
Pioneer Small Cap Value VCT Portfolio – Class I (PioSmCapV) 74,874 shares (cost $1,272,881)	1,341,736
Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 297,996 shares (cost $7,279,266)	8,749,164
Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq) 85,337 shares (cost $1,119,252)	1,761,355
Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII) 92,004 shares (cost $2,423,218)	2,766,559
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 2,152,666 shares (cost $20,644,758)	22,409,249
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 2,187,129 shares (cost $50,697,066)	54,240,811
T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 1,879,265 shares (cost $9,171,963)	9,208,398
Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1 (VEWrldBdR1) 660,140 shares (cost $7,856,506)	7,763,248
Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd) 1,866,325 shares (cost $22,962,913)	21,985,311
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,002,647 shares (cost $19,047,920)	$25,026,071
Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,697,390 shares (cost $22,349,807)	42,400,803
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,031,208 shares (cost $28,139,304)	33,730,812
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 1,489,452 shares (cost $22,343,368)	48,719,967
Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 124,250 shares (cost $1,396,420)	1,416,448
Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 9,995,540 shares (cost $112,784,785)	113,149,509
Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 1,055,326 shares (cost $8,995,454)	9,413,509
Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class II (VKEmMkt2) 269,602 shares (cost $2,336,084)	2,396,762
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 7,436,576 shares (cost $121,039,566)	218,337,869
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class II (VKUSRealEst2) 4,011,317 shares (cost $85,272,729)	116,729,325
Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk) 74,087 shares (cost $818,164)	969,793
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM (WFDisc) 4,181,097 shares (cost $46,046,042)	68,737,235
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Large Company Growth Fund (WFLrgCoGro) 14,309 shares (cost $124,345)	137,225
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Money Market Fund (WFMnMrkt) 16,725 shares (cost $16,725)	16,725
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFOpp) 13,957,699 shares (cost $263,928,100)	335,263,923
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Total Return Bond Fund (WFTotRetBd) 2,243 shares (cost $21,976)	21,983

Total investments	17,881,047,066
Accounts receivable	–

Total assets	17,881,047,066

Accounts payable	329,630

Contract owners’ equity (note 4)	$17,880,717,436

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
Reinvested dividends	$288,390,942	63,538	–	–	2,716	–	257,900	19,917
Mortality and expense risk charges (note 2)	(234,226,115)	(810,023)	(215,687)	(311,518)	(3,211)	(5,470)	(346,391)	(136,110)

Net investment income (loss)	54,164,827	(746,485)	(215,687)	(311,518)	(495)	(5,470)	(88,491)	(116,193)

Proceeds from mutual fund shares sold	2,556,465,713	8,511,032	2,305,688	4,005,203	259,989	277,657	3,869,668	1,967,032
Cost of mutual fund shares sold	(2,309,692,003)	(7,111,899)	(2,095,745)	(2,987,762)	(239,136)	(280,780)	(3,130,325)	(1,570,404)

Realized gain (loss) on investments	246,773,710	1,399,133	209,943	1,017,441	20,853	(3,123)	739,343	396,628
Change in unrealized gain (loss) on investments	953,363,338	2,478,940	556,447	1,347,726	(26,228)	(39,360)	1,302,616	113,486

Net gain (loss) on investments	1,200,137,048	3,878,073	766,390	2,365,167	(5,375)	(42,483)	2,041,959	510,114

Reinvested capital gains	491,388,560	2,207,948	–	363,534	11,605	75,353	1,157,952	588,034

Net increase (decrease) in contract owners’ equity resulting from operations	$1,745,690,435	5,339,536	550,703	2,417,183	5,735	27,400	3,111,420	981,955

Investment activity:	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
Reinvested dividends	$1,754,401	–	769,094	230,137	2,624,499	1,109,419	46,472	498,679
Mortality and expense risk charges (note 2)	(1,157,353)	(1,710,155)	(536,351)	(216,490)	(1,200,701)	(881,763)	(46,021)	(407,806)

Net investment income (loss)	597,048	(1,710,155)	232,743	13,647	1,423,798	227,656	451	90,873

Proceeds from mutual fund shares sold	21,306,577	27,528,813	10,500,549	3,249,263	16,650,950	16,119,055	398,939	4,987,450
Cost of mutual fund shares sold	(21,282,795)	(24,581,716)	(7,333,967)	(2,657,572)	(17,224,149)	(10,982,852)	(293,423)	(2,660,193)

Realized gain (loss) on investments	23,782	2,947,097	3,166,582	591,691	(573,199)	5,136,203	105,516	2,327,257
Change in unrealized gain (loss) on investments	111,956	17,019,309	2,361,536	1,397,687	(841,927)	8,412,645	549,318	4,009,260

Net gain (loss) on investments	135,738	19,966,406	5,528,118	1,989,378	(1,415,126)	13,548,848	654,834	6,336,517

Reinvested capital gains	5,880,493	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,613,279	18,256,251	5,760,861	2,003,025	8,672	13,776,504	655,285	6,427,390

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	ACVPInt4	ACVPMdCpV1	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
Reinvested dividends	$152,434	19,800	74,027	–	–	2,071,190	933,013	–
Mortality and expense risk charges (note 2)	(157,489)	(11,255)	(146,098)	(73,258)	(257,769)	(1,954,371)	(1,293,000)	(688)

Net investment income (loss)	(5,055)	8,545	(72,071)	(73,258)	(257,769)	116,819	(359,987)	(688)

Proceeds from mutual fund shares sold	2,271,723	651,127	1,496,452	4,237,099	2,306,950	30,575,350	7,594,388	37,069
Cost of mutual fund shares sold	(1,637,347)	(648,184)	(1,378,985)	(3,997,245)	(2,237,396)	(26,863,030)	(7,153,468)	(40,549)

Realized gain (loss) on investments	634,376	2,943	117,467	239,854	69,554	3,712,320	440,920	(3,480)
Change in unrealized gain (loss) on investments	1,506,142	110,033	1,200,817	(474,553)	(616,341)	6,275,683	6,575,521	7,144

Net gain (loss) on investments	2,140,518	112,976	1,318,284	(234,699)	(546,787)	9,988,003	7,016,441	3,664

Reinvested capital gains	–	82,755	474,403	–	–	13,065,386	6,618,448	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,135,463	204,276	1,720,616	(307,957)	(804,556)	23,170,208	13,274,902	2,976

Investment activity:	ACVPVista2	AmerGro	AmerHiInc	AmerUSGvt	ChScMM	CSTGlSmCp	CSTIntFoc	CSTSmCapGr
Reinvested dividends	$–	185,364	79,104	77,240	597,574	–	421,034	–
Mortality and expense risk charges (note 2)	(43,427)	(260,120)	(20,296)	(26,507)	(132,841)	(63,791)	(575,648)	(1,219,347)

Net investment income (loss)	(43,427)	(74,756)	58,808	50,733	464,733	(63,791)	(154,614)	(1,219,347)

Proceeds from mutual fund shares sold	1,238,886	4,973,066	1,611,855	747,828	14,061,032	1,385,183	9,815,852	23,179,616
Cost of mutual fund shares sold	(1,183,896)	(5,183,395)	(1,594,312)	(773,164)	(14,061,032)	(967,804)	(6,606,303)	(20,546,613)

Realized gain (loss) on investments	54,990	(210,329)	17,543	(25,336)	–	417,379	3,209,549	2,633,003
Change in unrealized gain (loss) on investments	4,637	1,806,605	65,471	17,159	–	161,847	3,651,076	1,806,461

Net gain (loss) on investments	59,627	1,596,276	83,014	(8,177)	–	579,226	6,860,625	4,439,464

Reinvested capital gains	6,260	115,257	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$22,460	1,636,777	141,822	42,556	464,733	515,435	6,706,011	3,220,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	DrySmCapIxS	DrySRGro	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc
Reinvested dividends	$225,022	96,942	9,091,947	1,484,869	808,137	332,686	8,247	266,062
Mortality and expense risk charges (note 2)	(774,216)	(1,155,371)	(7,485,117)	(1,558,996)	(672,044)	(374,547)	(71,769)	(455,358)

Net investment income (loss)	(549,194)	(1,058,429)	1,606,830	(74,127)	136,093	(41,861)	(63,522)	(189,296)

Proceeds from mutual fund shares sold	18,783,175	20,121,073	123,044,118	9,062,856	14,702,578	7,521,576	1,404,019	7,752,421
Cost of mutual fund shares sold	(14,955,929)	(28,800,917)	(102,951,183)	(7,611,515)	(11,765,668)	(6,652,550)	(1,310,786)	(7,307,573)

Realized gain (loss) on investments	3,827,246	(8,679,844)	20,092,935	1,451,341	2,936,910	869,026	93,233	444,848
Change in unrealized gain (loss) on investments	1,685,485	15,984,293	50,562,262	11,911,645	3,854,109	2,442,930	(374,221)	3,860,938

Net gain (loss) on investments	5,512,731	7,304,449	70,655,197	13,362,986	6,791,019	3,311,956	(280,988)	4,305,786

Reinvested capital gains	1,276,198	–	–	–	–	–	426,364	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,239,735	6,246,020	72,262,027	13,288,859	6,927,112	3,270,095	81,854	4,116,490

Investment activity:	FedAmLeadS	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr
Reinvested dividends	$30,247	16,812	–	798,746	1,900,849	30,850,858	4,319,947	3,220,814
Mortality and expense risk charges (note 2)	(37,401)	(48,408)	(21,749)	(247,044)	(794,844)	(12,446,652)	(2,246,981)	(10,374,449)

Net investment income (loss)	(7,154)	(31,596)	(21,749)	551,702	1,106,005	18,404,206	2,072,966	(7,153,635)

Proceeds from mutual fund shares sold	772,881	464,647	312,703	7,716,952	10,944,455	180,970,242	7,606,327	179,522,315
Cost of mutual fund shares sold	(711,139)	(389,271)	(306,792)	(8,218,034)	(11,651,474)	(171,918,232)	(6,075,141)	(261,407,099)

Realized gain (loss) on investments	61,742	75,376	5,911	(501,082)	(707,019)	9,052,010	1,531,186	(81,884,784)
Change in unrealized gain (loss) on investments	(34,090)	364,848	74,048	400,959	825,348	20,075,536	2,639,359	129,552,902

Net gain (loss) on investments	27,652	440,224	79,959	(100,123)	118,329	29,127,546	4,170,545	47,668,118

Reinvested capital gains	296,530	–	–	–	–	110,981,405	18,091,877	–

Net increase (decrease) in contract owners’ equity resulting from operations	$317,028	408,628	58,210	451,579	1,224,334	158,513,157	24,335,388	40,514,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPGrS2	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
Reinvested dividends	$80,994	11,578,170	1,457,953	601,943	61,128	285,363	8,683,890	9,388,226
Mortality and expense risk charges (note 2)	(808,121)	(2,112,443)	(2,106,057)	(911,444)	(121,667)	(654,937)	(4,059,549)	(9,869,627)

Net investment income (loss)	(727,127)	9,465,727	(648,104)	(309,501)	(60,539)	(369,574)	4,624,341	(481,401)

Proceeds from mutual fund shares sold	8,628,170	60,355,383	32,690,400	9,261,232	1,139,417	6,831,010	63,794,223	113,230,994
Cost of mutual fund shares sold	(7,994,829)	(60,798,453)	(19,618,370)	(4,620,785)	(857,719)	(4,816,103)	(71,400,393)	(91,967,224)

Realized gain (loss) on investments	633,341	(443,070)	13,072,030	4,640,447	281,698	2,014,907	(7,606,170)	21,263,770
Change in unrealized gain (loss) on investments	2,502,135	5,569,841	10,741,269	5,518,302	989,822	4,519,821	20,092,233	(7,707,936)

Net gain (loss) on investments	3,135,476	5,126,771	23,813,299	10,158,749	1,271,520	6,534,728	12,486,063	13,555,834

Reinvested capital gains	–	–	1,013,550	414,035	52,977	237,802	–	58,269,912

Net increase (decrease) in contract owners’ equity resulting from operations	$2,408,349	14,592,498	24,178,745	10,263,283	1,263,958	6,402,956	17,110,404	71,344,345

Investment activity:	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2	FidVIPGrOp	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$2,851,295	641,913	2,670,607	248,128	–	283,855	85,833	83,632
Mortality and expense risk charges (note 2)	(4,500,920)	(225,606)	(1,946,575)	(431,249)	(44,302)	(2,850,020)	(201,602)	(389,453)

Net investment income (loss)	(1,649,625)	416,307	724,032	(183,121)	(44,302)	(2,566,165)	(115,769)	(305,821)

Proceeds from mutual fund shares sold	28,132,030	3,809,281	388,497	10,393,992	466,254	32,736,665	7,952,565	3,236,136
Cost of mutual fund shares sold	(19,690,373)	(3,951,307)	(414,906)	(8,265,743)	(482,876)	(24,192,935)	(8,216,023)	(3,396,988)

Realized gain (loss) on investments	8,441,657	(142,026)	(26,409)	2,128,249	(16,622)	8,543,730	(263,458)	(160,852)
Change in unrealized gain (loss) on investments	(5,489,005)	190,063	2,980,561	(922,416)	545,070	(8,102,421)	(371,115)	(395,437)

Net gain (loss) on investments	2,952,652	48,037	2,954,152	1,205,833	528,448	441,309	(634,573)	(556,289)

Reinvested capital gains	25,398,970	39,141	167,611	–	–	18,926,578	2,868,943	4,001,218

Net increase (decrease) in contract owners’ equity resulting from operations	$26,701,997	503,485	3,845,795	1,022,712	484,146	16,801,722	2,118,601	3,139,108

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq
Reinvested dividends	$265,662	28,044	480,402	20,896	514,526	9,458	176,825	382
Mortality and expense risk charges (note 2)	(539,152)	(9,123)	(426,437)	(4,754)	(526,806)	(2,320)	(190,970)	(1,788)

Net investment income (loss)	(273,490)	18,921	53,965	16,142	(12,280)	7,138	(14,145)	(1,406)

Proceeds from mutual fund shares sold	11,723,144	66,699	1,761,893	802	1,416,001	11,495	2,521,000	608,159
Cost of mutual fund shares sold	(10,330,320)	(65,641)	(1,655,914)	(818)	(1,253,252)	(10,566)	(2,255,591)	(657,433)

Realized gain (loss) on investments	1,392,824	1,058	105,979	(16)	162,749	929	265,409	(49,274)
Change in unrealized gain (loss) on investments	(5,147,619)	54,161	1,364,634	33,597	2,332,455	21,790	718,333	8,918

Net gain (loss) on investments	(3,754,795)	55,219	1,470,613	33,581	2,495,204	22,719	983,742	(40,356)

Reinvested capital gains	5,748,744	7,228	132,708	12,913	343,017	6,719	138,477	44,085

Net increase (decrease) in contract owners’ equity resulting from operations	$1,720,459	81,368	1,657,286	62,636	2,825,941	36,576	1,108,074	2,323

Investment activity:	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
Reinvested dividends	$–	122,446	1,454,108	327,249	210,433	131,257	901,940	323,944
Mortality and expense risk charges (note 2)	(136)	(229,492)	(2,210,972)	(860,810)	(282,483)	(161,418)	(1,244,462)	(189,053)

Net investment income (loss)	(136)	(107,046)	(756,864)	(533,561)	(72,050)	(30,161)	(342,522)	134,891

Proceeds from mutual fund shares sold	59,979	1,283,753	11,583,274	11,509,200	3,522,225	2,064,943	1,500,993	4,599,798
Cost of mutual fund shares sold	(62,786)	(1,195,574)	(9,287,234)	(8,212,297)	(2,776,676)	(1,560,498)	(1,115,442)	(4,287,613)

Realized gain (loss) on investments	(2,807)	88,179	2,296,040	3,296,903	745,549	504,445	385,551	312,185
Change in unrealized gain (loss) on investments	(1,311)	2,808,718	16,597,747	3,272,356	3,369,698	1,435,417	14,668,916	886,867

Net gain (loss) on investments	(4,118)	2,896,897	18,893,787	6,569,259	4,115,247	1,939,862	15,054,467	1,199,052

Reinvested capital gains	8,971	16,379	688,343	1,831,202	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,717	2,806,230	18,825,266	7,866,900	4,043,197	1,909,701	14,711,945	1,333,943

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts
Reinvested dividends	$2,229,974	40,267	11,766	278,450	51,872	560,768	1,412,660	8,186
Mortality and expense risk charges (note 2)	(538,631)	(72,730)	(94,701)	(224,283)	(42,285)	(363,178)	(1,261,028)	(15,563)

Net investment income (loss)	1,691,343	(32,463)	(82,935)	54,167	9,587	197,590	151,632	(7,377)

Proceeds from mutual fund shares sold	33,319	545,522	28,899	172,731	451,970	4,629,223	3,530,832	358,420
Cost of mutual fund shares sold	(35,013)	(544,931)	(30,051)	(185,404)	(364,339)	(3,651,685)	(3,021,106)	(205,726)

Realized gain (loss) on investments	(1,694)	591	(1,152)	(12,673)	87,631	977,538	509,726	152,694
Change in unrealized gain (loss) on investments	3,688,181	415,693	1,651,955	2,181,090	248,426	2,219,669	8,847,378	178,349

Net gain (loss) on investments	3,686,487	416,284	1,650,803	2,168,417	336,057	3,197,207	9,357,104	331,043

Reinvested capital gains	–	–	–	–	183,065	1,743,452	4,643,844	12,193

Net increase (decrease) in contract owners’ equity resulting from operations	$5,377,830	383,821	1,567,868	2,222,584	528,709	5,138,249	14,152,580	335,859

Investment activity:	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3	GVITIntIdx8	GVITGlFin2	GVITGlFin3
Reinvested dividends	$30,578	413,747	264,090	1,498,495	1,767,090	26,803	28,911	90,825
Mortality and expense risk charges (note 2)	(86,765)	(755,195)	(658,535)	(314,857)	(338,377)	(15,464)	(26,035)	(59,612)

Net investment income (loss)	(56,187)	(341,448)	(394,445)	1,183,638	1,428,713	11,339	2,876	31,213

Proceeds from mutual fund shares sold	1,718,901	18,501,952	12,932,247	6,478,472	4,131,399	137,857	143,766	3,971,535
Cost of mutual fund shares sold	(1,276,655)	(13,794,303)	(9,827,268)	(6,647,316)	(4,163,544)	(140,479)	(131,439)	(3,625,016)

Realized gain (loss) on investments	442,246	4,707,649	3,104,979	(168,844)	(32,145)	(2,622)	12,327	346,519
Change in unrealized gain (loss) on investments	1,193,912	9,966,222	8,069,967	746,831	696,626	281,992	68,123	(133,123)

Net gain (loss) on investments	1,636,158	14,673,871	11,174,946	577,987	664,481	279,370	80,450	213,396

Reinvested capital gains	65,952	682,812	478,848	–	–	–	213,065	490,190

Net increase (decrease) in contract owners’ equity resulting from operations	$1,645,923	15,015,235	11,259,349	1,761,625	2,093,194	290,709	296,391	734,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2
Reinvested dividends	$–	–	–	–	–	–	–	21,607
Mortality and expense risk charges (note 2)	(35,788)	(107,695)	(170,948)	(6,258)	(21,535)	(59,990)	(71,534)	(14,492)

Net investment income (loss)	(35,788)	(107,695)	(170,948)	(6,258)	(21,535)	(59,990)	(71,534)	7,115

Proceeds from mutual fund shares sold	325,739	3,599,923	3,213,819	228,383	279,498	2,005,234	2,775,180	155,358
Cost of mutual fund shares sold	(322,787)	(3,573,978)	(3,143,614)	(198,920)	(291,133)	(1,839,642)	(2,415,480)	(117,385)

Realized gain (loss) on investments	2,952	25,945	70,205	29,463	(11,635)	165,592	359,700	37,973
Change in unrealized gain (loss) on investments	52,114	168,338	160,341	22,766	151,730	365,081	194,784	186,942

Net gain (loss) on investments	55,066	194,283	230,546	52,229	140,095	530,673	554,484	224,915

Reinvested capital gains	–	–	–	–	–	–	–	59,551

Net increase (decrease) in contract owners’ equity resulting from operations	$19,278	86,588	59,598	45,971	118,560	470,683	482,950	291,581

Investment activity:	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2	GVITIDMod2
Reinvested dividends	$242,842	13,168,813	31,764	1,402	255,848	10,542,544	3,906,042	34,520,108
Mortality and expense risk charges (note 2)	(108,718)	(4,469,687)	(862,462)	(1,645)	(300,052)	(10,160,711)	(2,045,422)	(23,594,312)

Net investment income (loss)	134,124	8,699,126	(830,698)	(243)	(44,204)	381,833	1,860,620	10,925,796

Proceeds from mutual fund shares sold	2,511,041	13,371,041	15,011,588	51,992	5,198,218	17,209,685	14,374,346	1,379,708
Cost of mutual fund shares sold	(2,458,140)	(14,044,983)	(14,070,298)	(29,853)	(3,341,424)	(13,364,444)	(14,305,112)	(1,061,815)

Realized gain (loss) on investments	52,901	(673,942)	941,290	22,139	1,856,794	3,845,241	69,234	317,893
Change in unrealized gain (loss) on investments	1,883,876	(3,973,773)	2,781,955	15,066	3,966,647	58,943,272	2,473,142	101,238,121

Net gain (loss) on investments	1,936,777	(4,647,715)	3,723,245	37,205	5,823,441	62,788,513	2,542,376	101,556,014

Reinvested capital gains	715,316	2,306,840	–	274	54,145	7,436,693	1,213,194	11,652,856

Net increase (decrease) in contract owners’ equity resulting from operations	$2,786,217	6,358,251	2,892,547	37,236	5,833,382	70,607,039	5,616,190	124,134,666

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMdCpGr2	GVITMidCap	GVITMyMkt	GVITNWFund
Reinvested dividends	$25,697,833	8,520,962	72,852	–	–	1,558,998	20,826,879	3,607,180
Mortality and expense risk charges (note 2)	(19,394,608)	(4,918,931)	(40,844)	(224,180)	(1,140,485)	(1,961,806)	(6,746,403)	(4,507,450)

Net investment income (loss)	6,303,225	3,602,031	32,008	(224,180)	(1,140,485)	(402,808)	14,080,476	(900,270)

Proceeds from mutual fund shares sold	–	10,510,625	950,581	7,451,168	4,681,671	31,459,748	262,482,171	72,016,994
Cost of mutual fund shares sold	–	(9,430,937)	(895,570)	(5,607,880)	(3,623,505)	(22,926,415)	(262,482,171)	(68,239,792)

Realized gain (loss) on investments	–	1,079,688	55,011	1,843,288	1,058,166	8,533,333	–	3,777,202
Change in unrealized gain (loss) on investments	112,420,043	11,181,551	232,402	(520,547)	4,818,675	990,681	–	35,463,167

Net gain (loss) on investments	112,420,043	12,261,239	287,413	1,322,741	5,876,841	9,524,014	–	39,240,369

Reinvested capital gains	13,219,199	4,003,100	–	–	–	1,920,558	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$131,942,467	19,866,370	319,421	1,098,561	4,736,356	11,041,764	14,080,476	38,340,099

Investment activity:	GVITNWFund2	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
Reinvested dividends	$995,895	39,574	–	–	483,121	85,727	205,364	50,111
Mortality and expense risk charges (note 2)	(1,557,533)	(64,005)	(181,940)	(218,402)	(1,495,160)	(537,881)	(2,688,873)	(1,230,454)

Net investment income (loss)	(561,638)	(24,431)	(181,940)	(218,402)	(1,012,039)	(452,154)	(2,483,509)	(1,180,343)

Proceeds from mutual fund shares sold	1,819,407	1,047,838	6,467,973	4,593,236	34,144,155	8,257,344	42,659,233	23,541,273
Cost of mutual fund shares sold	(1,458,625)	(1,036,900)	(5,280,948)	(3,589,274)	(22,763,579)	(8,205,607)	(33,446,999)	(22,464,410)

Realized gain (loss) on investments	360,782	10,938	1,187,025	1,003,962	11,380,576	51,737	9,212,234	1,076,863
Change in unrealized gain (loss) on investments	12,774,959	253,006	(854,143)	(702,491)	(2,306,247)	2,138,486	9,058,885	6,709,173

Net gain (loss) on investments	13,135,741	263,944	332,882	301,471	9,074,329	2,190,223	18,271,119	7,786,036

Reinvested capital gains	–	464,598	–	–	8,136,289	3,221,609	3,872,440	1,403,336

Net increase (decrease) in contract owners’ equity resulting from operations	$12,574,103	704,111	150,942	83,069	16,198,579	4,959,678	19,660,050	8,009,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITUSGro2	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanBal	JanForty	JanGlTechS2
Reinvested dividends	$32,739	20,477	1,993,862	2,294,451	38,710	252,088	49,315	–
Mortality and expense risk charges (note 2)	(341,596)	(115,866)	(2,086,194)	(807,384)	(55,935)	(192,921)	(481,794)	(66,294)

Net investment income (loss)	(308,857)	(95,389)	(92,332)	1,487,067	(17,225)	59,167	(432,479)	(66,294)

Proceeds from mutual fund shares sold	4,812,555	4,182,058	18,791,514	9,798,965	1,375,975	2,447,542	10,343,108	1,545,579
Cost of mutual fund shares sold	(5,044,343)	(4,370,780)	(16,455,229)	(9,570,775)	(1,166,146)	(2,075,402)	(6,434,972)	(1,265,893)

Realized gain (loss) on investments	(231,788)	(188,722)	2,336,285	228,190	209,829	372,140	3,908,136	279,686
Change in unrealized gain (loss) on investments	(445,004)	(61,412)	8,530,868	26,694	748,485	653,537	(839,430)	84,356

Net gain (loss) on investments	(676,792)	(250,134)	10,867,153	254,884	958,314	1,025,677	3,068,706	364,042

Reinvested capital gains	373,442	145,945	6,927,464	128,444	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(612,207)	(199,578)	17,702,285	1,870,395	941,089	1,084,844	2,636,227	297,748

Investment activity:	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS	MFSValS	MTBLgCapGr2
Reinvested dividends	$–	5,045	1,539,299	274,904	140,692	–	315,704	5,334
Mortality and expense risk charges (note 2)	(59,567)	(68,568)	(903,163)	(205,474)	(306,370)	(397,889)	(631,842)	(13,668)

Net investment income (loss)	(59,567)	(63,523)	636,136	69,430	(165,678)	(397,889)	(316,138)	(8,334)

Proceeds from mutual fund shares sold	1,514,680	5,000,448	5,582,637	3,579,804	14,611,944	4,925,096	6,930,665	77,869
Cost of mutual fund shares sold	(1,440,070)	(5,222,326)	(2,649,748)	(2,085,550)	(12,992,540)	(4,101,622)	(5,777,337)	(75,827)

Realized gain (loss) on investments	74,610	(221,878)	2,932,889	1,494,254	1,619,404	823,474	1,153,328	2,042
Change in unrealized gain (loss) on investments	246,774	74,125	21,141,732	3,977,242	1,219,446	874,376	5,180,019	80,899

Net gain (loss) on investments	321,384	(147,753)	24,074,621	5,471,496	2,838,850	1,697,850	6,333,347	82,941

Reinvested capital gains	–	307,433	–	–	568,468	–	1,062,420	10,927

Net increase (decrease) in contract owners’ equity resulting from operations	$261,817	96,157	24,710,757	5,540,926	3,241,640	1,299,961	7,079,629	85,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	MTBLgCapV2	MTBAggGr2	MTBConGr2	MTBModGr2	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt
Reinvested dividends	$12,551	7,468	2,412	208,286	–	–	120,854	281,334
Mortality and expense risk charges (note 2)	(16,847)	(3,332)	(998)	(114,574)	(92,270)	(1,967,492)	(252,210)	(1,143,822)

Net investment income (loss)	(4,296)	4,136	1,414	93,712	(92,270)	(1,967,492)	(131,356)	(862,488)

Proceeds from mutual fund shares sold	96,667	8,775	15,930	810,255	520,351	39,607,251	5,767,809	43,531
Cost of mutual fund shares sold	(83,772)	(7,943)	(15,898)	(791,537)	(453,318)	(29,477,934)	(3,456,959)	(36,065)

Realized gain (loss) on investments	12,895	832	32	18,718	67,033	10,129,317	2,310,850	7,466
Change in unrealized gain (loss) on investments	76,080	17,228	1,046	161,103	83,801	9,405,193	(85,731)	14,735,128

Net gain (loss) on investments	88,975	18,060	1,078	179,821	150,834	19,534,510	2,225,119	14,742,594

Reinvested capital gains	96,192	8,607	1,188	412,969	155,936	–	–	1,031,768

Net increase (decrease) in contract owners’ equity resulting from operations	$180,871	30,803	3,680	686,502	214,500	17,567,018	2,093,763	14,911,874

Investment activity:	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppBal
Reinvested dividends	$6,002,928	–	1,473,068	36,571	124,539	1,087,010	714,667	3,172,547
Mortality and expense risk charges (note 2)	(2,343,818)	(133,144)	(2,856,732)	(137,332)	(1,971,303)	(1,463,105)	(1,232,751)	(1,921,717)

Net investment income (loss)	3,659,110	(133,144)	(1,383,664)	(100,761)	(1,846,764)	(376,095)	(518,084)	1,250,830

Proceeds from mutual fund shares sold	9,949,188	2,116,024	47,339,091	2,135,351	338,436	6,784,040	15,683,808	32,572,436
Cost of mutual fund shares sold	(10,223,564)	(1,506,512)	(34,569,140)	(2,034,914)	(267,265)	(3,982,555)	(11,680,198)	(31,973,634)

Realized gain (loss) on investments	(274,376)	609,512	12,769,951	100,437	71,171	2,801,485	4,003,610	598,802
Change in unrealized gain (loss) on investments	992,362	489,777	(13,120,113)	38,281	17,863,233	8,444,284	4,355,053	3,992,333

Net gain (loss) on investments	717,986	1,099,289	(350,162)	138,718	17,934,404	11,245,769	8,358,663	4,591,135

Reinvested capital gains	–	–	22,688,477	506,998	884,270	5,690,652	4,426,282	6,974,232

Net increase (decrease) in contract owners’ equity resulting from operations	$4,377,096	966,145	20,954,651	544,955	16,971,910	16,560,326	12,266,861	12,816,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppCapAp	OppCapApS	OppBdFd	OppGlSec	OppGlSecS	OppHighInc	OppHighIncS	OppMSt
Reinvested dividends	$432,933	118,051	6,794,865	3,206,419	194,310	–	3,008,029	328,506
Mortality and expense risk charges (note 2)	(1,455,172)	(987,425)	(1,662,905)	(4,026,978)	(318,451)	(3,991)	(616,938)	(375,776)

Net investment income (loss)	(1,022,239)	(869,374)	5,131,960	(820,559)	(124,141)	(3,991)	2,391,091	(47,270)

Proceeds from mutual fund shares sold	30,702,444	7,739,154	26,672,045	70,655,170	3,453,038	56,763	18,083,584	5,916,897
Cost of mutual fund shares sold	(19,991,119)	(6,847,797)	(27,043,734)	(37,766,597)	(2,709,441)	(54,331)	(18,180,668)	(4,143,343)

Realized gain (loss) on investments	10,711,325	891,357	(371,689)	32,888,573	743,597	2,432	(97,084)	1,773,554
Change in unrealized gain (loss) on investments	(3,008,832)	3,574,841	(297,292)	(4,020,288)	1,316,446	39,501	724,880	1,860,960

Net gain (loss) on investments	7,702,493	4,466,198	(668,981)	28,868,285	2,060,043	41,933	627,796	3,634,514

Reinvested capital gains	–	–	–	16,748,798	1,203,577	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,680,254	3,596,824	4,462,979	44,796,524	3,139,479	37,942	3,018,887	3,587,244

Investment activity:	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap	PioSmCapV2	PioSmCapV	PVTGroInc	PVTIntEq
Reinvested dividends	$697,400	–	6,821	–	9,431	1,739	134,182	9,857
Mortality and expense risk charges (note 2)	(2,225,876)	(8,504)	(711,891)	(305,748)	(5,406)	(8,020)	(139,094)	(24,383)

Net investment income (loss)	(1,528,476)	(8,504)	(705,070)	(305,748)	4,025	(6,281)	(4,912)	(14,526)

Proceeds from mutual fund shares sold	–	102,956	3,093,064	12,144,221	1,791,958	191,955	1,786,095	117,476
Cost of mutual fund shares sold	–	(104,668)	(2,256,713)	(8,979,662)	(1,947,580)	(196,005)	(1,526,721)	(86,409)

Realized gain (loss) on investments	–	(1,712)	836,351	3,164,559	(155,622)	(4,050)	259,374	31,067
Change in unrealized gain (loss) on investments	19,680,869	137,198	3,887,706	(2,431,174)	(151,881)	68,855	675,415	351,798

Net gain (loss) on investments	19,680,869	135,486	4,724,057	733,385	(307,503)	64,805	934,789	382,865

Reinvested capital gains	–	–	861,082	–	333,283	42,374	209,015	–

Net increase (decrease) in contract owners’ equity resulting from operations	$18,152,393	126,982	4,880,069	427,637	29,805	100,898	1,138,892	368,339

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
Reinvested dividends	$3,097	42,616	446,182	226,975	580,883	2,153,713	105,178	257,827
Mortality and expense risk charges (note 2)	(46,102)	(216,821)	(454,566)	(96,817)	(105,368)	(324,490)	(264,375)	(537,961)

Net investment income (loss)	(43,005)	(174,205)	(8,384)	130,158	475,515	1,829,223	(159,197)	(280,134)

Proceeds from mutual fund shares sold	1,226,954	1,816,222	1,069,617	1,209,819	2,440,546	6,523,394	5,534,864	10,530,601
Cost of mutual fund shares sold	(1,131,445)	(1,686,173)	(1,024,639)	(1,216,510)	(2,673,850)	(7,101,357)	(4,011,308)	(5,510,121)

Realized gain (loss) on investments	95,509	130,049	44,978	(6,691)	(233,304)	(577,963)	1,523,556	5,020,480
Change in unrealized gain (loss) on investments	35,601	1,536,062	3,857,050	47,408	138,245	(88,888)	3,126,469	4,165,084

Net gain (loss) on investments	131,110	1,666,111	3,902,028	40,717	(95,059)	(666,851)	4,650,025	9,185,564

Reinvested capital gains	–	–	1,294,029	–	–	–	1,655,963	4,059,314

Net increase (decrease) in contract owners’ equity resulting from operations	$88,105	1,491,906	5,187,673	170,875	380,456	1,162,372	6,146,791	12,964,744

Investment activity:	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2
Reinvested dividends	$22,703	35,251	8,271	2,251,420	911,678	207,593	2,148,423	872,174
Mortality and expense risk charges (note 2)	(468,069)	(672,358)	(5,216)	(1,057,853)	(140,576)	(35,736)	(2,640,766)	(1,388,149)

Net investment income (loss)	(445,366)	(637,107)	3,055	1,193,567	771,102	171,857	(492,343)	(515,975)

Proceeds from mutual fund shares sold	15,000,542	12,467,802	269,229	56,923	4,132,269	423,686	39,401,840	11,300,888
Cost of mutual fund shares sold	(9,502,017)	(5,177,442)	(275,110)	(57,323)	(3,964,049)	(438,706)	(19,848,332)	(6,289,609)

Realized gain (loss) on investments	5,498,525	7,290,360	(5,881)	(400)	168,220	(15,020)	19,553,508	5,011,279
Change in unrealized gain (loss) on investments	(1,083,256)	817,332	20,028	328,513	(267,286)	4,511	29,064,115	17,752,662

Net gain (loss) on investments	4,415,269	8,107,692	14,147	328,113	(99,066)	(10,509)	48,617,623	22,763,941

Reinvested capital gains	1,932,012	2,999,882	1,099	306,481	198,048	45,299	12,898,400	5,982,846

Net increase (decrease) in contract owners’ equity resulting from operations	$5,901,915	10,470,467	18,301	1,828,161	870,084	206,647	61,023,680	28,230,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VicDivrStk	WFDisc	WFLrgCoGro	WFMnMrkt	WFOpp	WFTotRetBd
Reinvested dividends	$2,708	–	–	3,728	–	937
Mortality and expense risk charges (note 2)	(12,624)	(933,893)	(2,756)	(1,369)	(4,650,382)	(246)

Net investment income (loss)	(9,916)	(933,893)	(2,756)	2,359	(4,650,382)	691

Proceeds from mutual fund shares sold	134,738	12,676,185	5,099	2,449,443	78,334,103	246
Cost of mutual fund shares sold	(109,596)	(9,080,670)	(4,905)	(2,449,443)	(74,587,273)	(248)

Realized gain (loss) on investments	25,142	3,595,515	194	–	3,746,830	(2)
Change in unrealized gain (loss) on investments	70,173	5,897,547	2,873	–	(1,783,769)	(124)

Net gain (loss) on investments	95,315	9,493,062	3,067	–	1,963,061	(126)

Reinvested capital gains	24,629	–	–	–	37,907,571	–

Net increase (decrease) in contract owners’ equity resulting from operations	$110,028	8,559,169	311	2,359	35,220,250	565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue2		AIMCapAp2		AIMCapDev2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$54,164,827	24,170,939	(746,485)	(708,763)	(215,687)	(190,108)	(311,518)	(216,893)
Realized gain (loss) on investments	246,773,710	1,295,389	1,399,133	1,263,081	209,943	403,183	1,017,441	126,185
Change in unrealized gain (loss) on investments	953,363,338	600,232,308	2,478,940	883,898	556,447	299,434	1,347,726	1,204,267
Reinvested capital gains	491,388,560	214,630,863	2,207,948	606,132	–	–	363,534	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,745,690,435	840,329,499	5,339,536	2,044,348	550,703	512,509	2,417,183	1,113,559

Equity transactions:
Purchase payments received from contract owners (note 3)	4,413,387,374	2,681,386,765	6,289,141	11,781,123	2,473,729	3,391,139	3,496,551	4,637,798
Transfers between funds	–	–	(4,893,399)	1,615,067	555,533	(5,405,458)	498,823	200,194
Redemptions (note 3)	(2,209,952,262)	(2,302,379,721)	(3,079,310)	(2,092,611)	(745,118)	(674,391)	(1,288,377)	(811,261)
Annuity benefits	(1,824,897)	(2,123,973)	–	–	(212)	(213)	–	–
Annual contract maintenance charges (note 2)	(4,915,442)	(5,270,684)	(6,764)	(4,890)	(2,005)	(1,517)	(2,569)	(1,462)
Contingent deferred sales charges (note 2)	(11,554,857)	(10,642,202)	(51,190)	(31,732)	(9,627)	(21,245)	(24,805)	(9,007)
Adjustments to maintain reserves	(274,883)	(380,451)	(3,443)	(2,591)	(1,218)	(1,516)	1,419	(1,094)

Net equity transactions	2,184,865,033	360,589,734	(1,744,965)	11,264,366	2,271,082	(2,713,201)	2,681,042	4,015,168

Net change in contract owners’ equity	3,930,555,468	1,200,919,233	3,594,571	13,308,714	2,821,785	(2,200,692)	5,098,225	5,128,727
Contract owners’ equity beginning of period	13,950,161,968	12,749,242,735	49,174,442	35,865,728	11,583,079	13,783,771	15,894,114	10,765,387

Contract owners’ equity end of period	$17,880,717,436	13,950,161,968	52,769,013	49,174,442	14,404,864	11,583,079	20,992,339	15,894,114

CHANGES IN UNITS:
Beginning units	717,359,381	637,054,754	3,126,816	2,372,812	783,186	995,122	938,234	681,736

Units purchased	657,395,428	400,792,606	701,873	1,484,610	381,805	487,308	557,111	434,636
Units redeemed	(442,736,650)	(320,487,979)	(807,225)	(730,606)	(227,999)	(699,244)	(407,304)	(178,138)

Ending units	932,018,159	717,359,381	3,021,464	3,126,816	936,992	783,186	1,088,041	938,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlgerBal		AlgMidCapGr		AlGrIncB		AlSmMdCpB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(495)	1,603	(5,470)	(3,417)	(88,491)	(70,328)	(116,193)	(84,614)
Realized gain (loss) on investments	20,853	63	(3,123)	19,099	739,343	578,515	396,628	376,727
Change in unrealized gain (loss) on investments	(26,228)	29,888	(39,360)	(12,097)	1,302,616	112,602	113,486	(256,267)
Reinvested capital gains	11,605	–	75,353	10,437	1,157,952	–	588,034	363,533

Net increase (decrease) in contract owners’ equity resulting from operations	5,735	31,554	27,400	14,022	3,111,420	620,789	981,955	399,379

Equity transactions:
Purchase payments received from contract owners (note 3)	24,272	–	37,967	37,546	195,594	348,728	151,561	245,768
Transfers between funds	(233,241)	277,995	161,711	155,998	(1,087,624)	(1,544,445)	(368,477)	(366,646)
Redemptions (note 3)	(368)	(383)	(32,028)	(9,590)	(1,346,415)	(1,253,808)	(423,626)	(362,777)
Annuity benefits	–	–	–	–	–	–	(1,354)	–
Annual contract maintenance charges (note 2)	–	–	–	–	(1,916)	(2,187)	(527)	(582)
Contingent deferred sales charges (note 2)	–	–	–	–	(24,716)	(30,546)	(7,613)	(9,316)
Adjustments to maintain reserves	(24)	3	(2)	(11)	(1,171)	(1,085)	(224)	(701)

Net equity transactions	(209,361)	277,615	167,648	183,943	(2,266,248)	(2,483,343)	(650,260)	(494,254)

Net change in contract owners’ equity	(203,626)	309,169	195,048	197,965	845,172	(1,862,554)	331,695	(94,875)
Contract owners’ equity beginning of period	439,160	129,991	413,029	215,064	22,196,589	24,059,143	8,416,951	8,511,826

Contract owners’ equity end of period	$235,534	439,160	608,077	413,029	23,041,761	22,196,589	8,748,646	8,416,951

CHANGES IN UNITS:
Beginning units	37,454	11,877	31,739	17,910	1,458,592	1,632,039	472,597	497,373

Units purchased	4,020	25,611	32,400	34,704	106,981	82,656	64,831	81,138
Units redeemed	(22,029)	(34)	(21,170)	(20,875)	(247,485)	(256,103)	(100,626)	(105,914)

Ending units	19,445	37,454	42,969	31,739	1,318,088	1,458,592	436,802	472,597

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPBal		ACVPCapAp		ACVPIncGr		ACVPIncGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$597,048	572,312	(1,710,155)	(1,625,651)	232,743	362,416	13,647	33,678
Realized gain (loss) on investments	23,782	588,775	2,947,097	(4,824,617)	3,166,582	3,917,195	591,691	440,215
Change in unrealized gain (loss) on investments	111,956	2,206,146	17,019,309	29,279,148	2,361,536	(2,904,435)	1,397,687	(44,154)
Reinvested capital gains	5,880,493	41,324	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,613,279	3,408,557	18,256,251	22,828,880	5,760,861	1,375,176	2,003,025	429,739

Equity transactions:
Purchase payments received from contract owners (note 3)	2,522,058	3,157,761	3,248,814	3,262,972	2,199,780	2,677,229	326,194	462,162
Transfers between funds	(3,000,910)	(924,025)	(4,603,628)	(27,910)	(2,375,957)	(3,216,613)	(833,369)	547,977
Redemptions (note 3)	(19,096,414)	(22,544,847)	(21,227,180)	(21,119,532)	(8,605,238)	(10,687,057)	(1,286,325)	(907,230)
Annuity benefits	(7,328)	(21,907)	(25,367)	(22,287)	(9,600)	(7,832)	–	–
Annual contract maintenance charges (note 2)	(42,906)	(51,745)	(85,270)	(92,331)	(22,498)	(26,418)	(1,605)	(2,049)
Contingent deferred sales charges (note 2)	(39,214)	(60,186)	(47,747)	(60,177)	(30,863)	(53,193)	(19,683)	(27,407)
Adjustments to maintain reserves	(439)	285	(4,498)	3,254	(8,800)	(1,436)	(768)	(622)

Net equity transactions	(19,665,153)	(20,444,664)	(22,744,876)	(18,056,011)	(8,853,176)	(11,315,320)	(1,815,556)	72,831

Net change in contract owners’ equity	(13,051,874)	(17,036,107)	(4,488,625)	4,772,869	(3,092,315)	(9,940,144)	187,469	502,570
Contract owners’ equity beginning of period	94,479,773	111,515,880	129,326,941	124,554,072	43,035,378	52,975,522	14,596,589	14,094,019

Contract owners’ equity end of period	$81,427,899	94,479,773	124,838,316	129,326,941	39,943,063	43,035,378	14,784,058	14,596,589

CHANGES IN UNITS:
Beginning units	4,467,709	5,476,571	4,837,975	5,652,516	3,657,933	4,654,910	974,803	964,870

Units purchased	213,446	331,577	494,523	479,874	433,404	917,258	107,353	212,305
Units redeemed	(1,136,799)	(1,340,439)	(1,349,746)	(1,294,415)	(1,153,391)	(1,914,235)	(220,550)	(202,372)

Ending units	3,544,356	4,467,709	3,982,752	4,837,975	2,937,946	3,657,933	861,606	974,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInflPro2		ACVPInt		ACVPInt2		ACVPInt3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,423,798	2,098,347	227,656	(74,340)	451	(11,682)	90,873	(42,444)
Realized gain (loss) on investments	(573,199)	158,566	5,136,203	3,091,083	105,516	56,030	2,327,257	1,310,376
Change in unrealized gain (loss) on investments	(841,927)	(2,307,629)	8,412,645	4,189,377	549,318	276,496	4,009,260	1,756,958
Reinvested capital gains	–	35,728	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,672	(14,988)	13,776,504	7,206,120	655,285	320,844	6,427,390	3,024,890

Equity transactions:
Purchase payments received from contract owners (note 3)	10,189,052	24,340,853	8,853	5,315	–	–	3,046,342	3,496,740
Transfers between funds	(7,261,227)	5,933,880	(3,141,047)	(3,382,794)	(144,615)	(277,766)	16,826	(146,655)
Redemptions (note 3)	(7,599,225)	(8,390,234)	(12,029,665)	(12,885,485)	(203,184)	(173,260)	(5,560,399)	(5,139,725)
Annuity benefits	(2,944)	(2,528)	(17,676)	(24,171)	–	–	(3,926)	(3,318)
Annual contract maintenance charges (note 2)	(9,686)	(9,098)	(28,749)	(33,406)	(489)	(577)	(12,020)	(11,754)
Contingent deferred sales charges (note 2)	(76,630)	(55,510)	(16,433)	(37,776)	(4,475)	(5,856)	(25,360)	(32,613)
Adjustments to maintain reserves	7,433	(56)	971	(12,452)	(304)	(134)	(24)	49

Net equity transactions	(4,753,227)	21,817,307	(15,223,746)	(16,370,769)	(353,067)	(457,593)	(2,538,561)	(1,837,276)

Net change in contract owners’ equity	(4,744,555)	21,802,319	(1,447,242)	(9,164,649)	302,218	(136,749)	3,888,829	1,187,614
Contract owners’ equity beginning of period	79,311,092	57,508,773	66,963,941	76,128,590	3,059,229	3,195,978	28,907,591	27,719,977

Contract owners’ equity end of period	$74,566,537	79,311,092	65,516,699	66,963,941	3,361,447	3,059,229	32,796,420	28,907,591

CHANGES IN UNITS:
Beginning units	7,317,685	5,306,858	3,664,642	4,655,031	187,627	218,350	2,307,236	2,469,324

Units purchased	2,292,295	4,432,742	183	33	–	–	501,282	630,178
Units redeemed	(2,731,574)	(2,421,915)	(759,248)	(990,422)	(19,882)	(30,723)	(686,932)	(792,266)

Ending units	6,878,406	7,317,685	2,905,577	3,664,642	167,745	187,627	2,121,586	2,307,236

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInt4		ACVPMdCpV1		ACVPMdCpV2		ACVPUltra
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,055)	(53,348)	8,545	–	(72,071)	6,886	(73,258)	(97,202)
Realized gain (loss) on investments	634,376	162,980	2,943	–	117,467	3,065	239,854	480,094
Change in unrealized gain (loss) on investments	1,506,142	919,283	110,033	–	1,200,817	21,137	(474,553)	(329,244)
Reinvested capital gains	–	–	82,755	–	474,403	117,241	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,135,463	1,028,915	204,276	–	1,720,616	148,329	(307,957)	53,648

Equity transactions:
Purchase payments received from contract owners (note 3)	227,401	2,814,189	157,220	–	5,168,009	3,195,866	388,617	570,959
Transfers between funds	(6,932)	565,731	3,069,196	–	4,746,349	2,242,602	(2,056,448)	1,382,471
Redemptions (note 3)	(576,656)	(299,079)	(119,273)	–	(436,420)	(182,256)	(1,258,550)	(1,589,951)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,289)	(893)	(247)	–	(606)	(7)	(2,721)	(3,007)
Contingent deferred sales charges (note 2)	(10,055)	(5,206)	(504)	–	(7,963)	(255)	(3,391)	(5,274)
Adjustments to maintain reserves	(431)	(365)	(7)	–	(781)	(153)	(102)	(64)

Net equity transactions	(367,962)	3,074,377	3,106,385	–	9,468,588	5,255,797	(2,932,595)	355,134

Net change in contract owners’ equity	1,767,501	4,103,292	3,310,661	–	11,189,204	5,404,126	(3,240,552)	408,782
Contract owners’ equity beginning of period	9,654,221	5,550,929	–	–	5,404,126	–	7,610,398	7,201,616

Contract owners’ equity end of period	$11,421,722	9,654,221	3,310,661	–	16,593,330	5,404,126	4,369,846	7,610,398

CHANGES IN UNITS:
Beginning units	771,337	493,520	–	–	483,218	–	704,273	671,844

Units purchased	151,973	406,636	403,874	–	1,011,427	515,404	181,986	543,408
Units redeemed	(181,416)	(128,819)	(104,426)	–	(241,206)	(32,186)	(462,737)	(510,979)

Ending units	741,894	771,337	299,448	–	1,253,439	483,218	423,522	704,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPUltra2		ACVPVal		ACVPVal2		ACVPVista1
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(257,769)	(224,691)	116,819	(692,330)	(359,987)	(576,486)	(688)	–
Realized gain (loss) on investments	69,554	89,007	3,712,320	2,928,046	440,920	720,457	(3,480)	–
Change in unrealized gain (loss) on investments	(616,341)	315,814	6,275,683	(14,682,796)	6,575,521	(2,565,260)	7,144	–
Reinvested capital gains	–	–	13,065,386	18,109,229	6,618,448	4,761,593	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(804,556)	180,130	23,170,208	5,662,149	13,274,902	2,340,304	2,976	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,880,321	4,269,813	6,535,511	7,630,954	15,603,993	24,572,361	2,630	–
Transfers between funds	(759,604)	446,568	(444,700)	(3,550,135)	6,033,429	8,480,556	145,053	–
Redemptions (note 3)	(812,729)	(907,375)	(29,918,655)	(36,270,143)	(3,773,312)	(3,860,822)	(219)	–
Annuity benefits	–	–	(43,045)	(68,181)	(393)	(352)	–	–
Annual contract maintenance charges (note 2)	(2,376)	(1,724)	(58,031)	(68,645)	(11,347)	(7,599)	(26)	–
Contingent deferred sales charges (note 2)	(15,586)	(13,702)	(87,376)	(110,508)	(82,100)	(73,897)	–	–
Adjustments to maintain reserves	(1,612)	(1,234)	(2,151)	(16,050)	(4,508)	(3,368)	(11)	–

Net equity transactions	288,414	3,792,346	(24,018,447)	(32,452,708)	17,765,762	29,106,879	147,427	–

Net change in contract owners’ equity	(516,142)	3,972,476	(848,239)	(26,790,559)	31,040,664	31,447,183	150,403	–
Contract owners’ equity beginning of period	15,585,166	11,612,690	154,396,815	181,187,374	73,018,856	41,571,673	–	–

Contract owners’ equity end of period	$15,069,024	15,585,166	153,548,576	154,396,815	104,059,520	73,018,856	150,403	–

CHANGES IN UNITS:
Beginning units	1,111,532	833,172	7,260,905	8,834,706	4,664,738	2,735,693	–	–

Units purchased	269,885	520,061	1,090,565	1,593,966	2,241,828	3,029,494	19,799	–
Units redeemed	(248,835)	(241,701)	(2,186,310)	(3,167,767)	(1,207,529)	(1,100,449)	(4,037)	–

Ending units	1,132,582	1,111,532	6,165,160	7,260,905	5,699,037	4,664,738	15,762	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPVista2		AmerGro		AmerHiInc		AmerUSGvt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(43,427)	(6,065)	(74,756)	(81,352)	58,808	92,259	50,733	64,530
Realized gain (loss) on investments	54,990	9,469	(210,329)	85,905	17,543	14,371	(25,336)	(3,395)
Change in unrealized gain (loss) on investments	4,637	41,014	1,806,605	2,849,534	65,471	(79,590)	17,159	(28,059)
Reinvested capital gains	6,260	–	115,257	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	22,460	44,418	1,636,777	2,854,087	141,822	27,040	42,556	33,076

Equity transactions:
Purchase payments received from contract owners (note 3)	1,235,762	503,121	490,672	268,142	13,027	65,787	15,196	22,511
Transfers between funds	554,056	693,741	(703,803)	(58,076)	(218,208)	(106,696)	(84,848)	67,180
Redemptions (note 3)	(78,736)	(34,942)	(4,205,848)	(1,672,803)	(394,355)	(152,310)	(636,902)	(175,505)
Annuity benefits	–	–	(717)	(13,907)	(7,885)	(7,814)	(5,147)	(5,286)
Annual contract maintenance charges (note 2)	(131)	(5)	(6,602)	(7,116)	(829)	(923)	(1,329)	(1,490)
Contingent deferred sales charges (note 2)	(1,839)	(546)	(691)	(3,174)	(128)	(360)	(279)	(375)
Adjustments to maintain reserves	(424)	(23)	578	625	572	624	159	123

Net equity transactions	1,708,688	1,161,346	(4,426,411)	(1,486,309)	(607,806)	(201,692)	(713,150)	(92,842)

Net change in contract owners’ equity	1,731,148	1,205,764	(2,789,634)	1,367,778	(465,984)	(174,652)	(670,594)	(59,766)
Contract owners’ equity beginning of period	1,205,764	–	21,628,150	20,260,372	1,923,130	2,097,782	2,433,351	2,493,117

Contract owners’ equity end of period	$2,936,912	1,205,764	18,838,516	21,628,150	1,457,146	1,923,130	1,762,757	2,433,351

CHANGES IN UNITS:
Beginning units	106,490	–	304,890	328,214	51,290	56,446	88,729	91,982

Units purchased	279,170	149,981	9,630	9,003	26,006	50,577	611	3,672
Units redeemed	(143,272)	(43,491)	(70,989)	(32,327)	(41,790)	(55,733)	(26,641)	(6,925)

Ending units	242,388	106,490	243,531	304,890	35,506	51,290	62,699	88,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ChScMM		CSTGlSmCp		CSTIntFoc		CSTSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$464,733	150,483	(63,791)	(73,413)	(154,614)	(214,231)	(1,219,347)	(1,491,380)
Realized gain (loss) on investments	–	–	417,379	318,553	3,209,549	2,605,509	2,633,003	4,911,485
Change in unrealized gain (loss) on investments	–	–	161,847	487,571	3,651,076	4,008,349	1,806,461	(8,473,336)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	464,733	150,483	515,435	732,711	6,706,011	6,399,627	3,220,117	(5,053,231)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,665,779	22,653,500	42	4,337	6,316	1,303	3,044,696	3,635,938
Transfers between funds	(12,799,203)	(13,771,486)	(314,543)	(483,998)	(1,655,063)	(1,311,321)	(5,318,207)	(8,358,382)
Redemptions (note 3)	(3,158,562)	(2,104,655)	(991,334)	(1,159,692)	(7,549,991)	(9,441,859)	(18,430,628)	(21,438,588)
Annuity benefits	(10,451)	–	(4,650)	(4,154)	(11,221)	(12,324)	(8,930)	(18,788)
Annual contract maintenance charges (note 2)	(951)	(905)	(3,114)	(3,564)	(17,472)	(19,669)	(46,960)	(60,143)
Contingent deferred sales charges (note 2)	–	–	(1,508)	(3,816)	(9,691)	(15,149)	(49,641)	(67,393)
Adjustments to maintain reserves	16,408	447	(329)	(219)	464	1,336	(1,346)	138

Net equity transactions	5,713,020	6,776,901	(1,315,436)	(1,651,106)	(9,236,658)	(10,797,683)	(20,811,016)	(26,307,218)

Net change in contract owners’ equity	6,177,753	6,927,384	(800,001)	(918,395)	(2,530,647)	(4,398,056)	(17,590,899)	(31,360,449)
Contract owners’ equity beginning of period	11,301,111	4,373,727	5,174,747	6,093,142	43,827,694	48,225,750	98,444,130	129,804,579

Contract owners’ equity end of period	$17,478,864	11,301,111	4,374,746	5,174,747	41,297,047	43,827,694	80,853,231	98,444,130

CHANGES IN UNITS:
Beginning units	1,114,003	438,727	377,164	509,005	3,268,498	4,168,927	5,728,799	7,254,068

Units purchased	2,558,854	2,491,042	–	–	423	–	458,167	687,851
Units redeemed	(2,022,834)	(1,815,766)	(91,556)	(131,841)	(639,146)	(900,429)	(1,636,648)	(2,213,120)

Ending units	1,650,023	1,114,003	285,608	377,164	2,629,775	3,268,498	4,550,318	5,728,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySmCapIxS		DrySRGro		DryStkIx		DryStklxS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(549,194)	(705,491)	(1,058,429)	(1,361,604)	1,606,830	1,460,098	(74,127)	(56,107)
Realized gain (loss) on investments	3,827,246	2,641,402	(8,679,844)	(13,141,350)	20,092,935	(8,536,126)	1,451,341	946,681
Change in unrealized gain (loss) on investments	1,685,485	506,102	15,984,293	16,355,150	50,562,262	25,428,895	11,911,645	1,835,282
Reinvested capital gains	1,276,198	129,852	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,239,735	2,571,865	6,246,020	1,852,196	72,262,027	18,352,867	13,288,859	2,725,856

Equity transactions:
Purchase payments received from contract owners (note 3)	8,272,138	9,596,594	3,942,461	4,888,070	19,372,702	23,077,857	16,755,473	25,909,118
Transfers between funds	(6,199,085)	(3,126,782)	(5,868,536)	(9,156,655)	(23,877,325)	(35,043,262)	2,287,580	(1,818,250)
Redemptions (note 3)	(7,890,338)	(7,028,690)	(16,766,355)	(18,198,451)	(109,927,277)	(134,474,508)	(7,797,438)	(5,596,561)
Annuity benefits	(3,560)	(62)	(6,022)	(11,583)	(174,537)	(202,062)	(4,397)	–
Annual contract maintenance charges (note 2)	(14,363)	(14,145)	(73,590)	(89,604)	(300,249)	(358,356)	(16,191)	(12,250)
Contingent deferred sales charges (note 2)	(52,443)	(52,219)	(67,954)	(97,860)	(292,232)	(489,253)	(133,553)	(122,048)
Adjustments to maintain reserves	(2,113)	5,761	(830)	192	10,551	(1,633)	(4,949)	(3,232)

Net equity transactions	(5,889,764)	(619,543)	(18,840,826)	(22,665,891)	(115,188,367)	(147,491,217)	11,086,525	18,356,777

Net change in contract owners’ equity	349,971	1,952,322	(12,594,806)	(20,813,695)	(42,926,340)	(129,138,350)	24,375,384	21,082,633
Contract owners’ equity beginning of period	52,799,473	50,847,151	95,068,683	115,882,378	591,622,495	720,760,845	93,210,382	72,127,749

Contract owners’ equity end of period	$53,149,444	52,799,473	82,473,877	95,068,683	548,696,155	591,622,495	117,585,766	93,210,382

CHANGES IN UNITS:
Beginning units	3,454,461	3,662,793	4,359,987	5,445,879	21,479,216	27,047,637	6,341,787	5,049,202

Units purchased	1,539,527	2,045,815	220,179	354,215	1,287,052	1,677,383	2,041,599	2,570,164
Units redeemed	(1,990,335)	(2,254,147)	(1,075,897)	(1,440,107)	(5,295,241)	(7,245,804)	(1,348,969)	(1,277,579)

Ending units	3,003,653	3,454,461	3,504,269	4,359,987	17,471,027	21,479,216	7,034,417	6,341,787

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFApp		DryVIFAppS		DryVIFDevLdS		DryVIFGrInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$136,093	(778,048)	(41,861)	(338,817)	(63,522)	(75,258)	(189,296)	(10,712)
Realized gain (loss) on investments	2,936,910	1,255,483	869,026	248,173	93,233	69,456	444,848	(757,856)
Change in unrealized gain (loss) on investments	3,854,109	1,215,610	2,442,930	648,853	(374,221)	213,351	3,860,938	1,384,352
Reinvested capital gains	–	–	–	–	426,364	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,927,112	1,693,045	3,270,095	558,209	81,854	207,549	4,116,490	615,784

Equity transactions:
Purchase payments received from contract owners (note 3)	2,360,452	2,628,622	1,768,997	6,541,453	95,792	340,937	1,474,060	1,824,314
Transfers between funds	(2,804,650)	(2,805,052)	(2,814,042)	333,561	(620,905)	(12,352)	(383,763)	(1,705,305)
Redemptions (note 3)	(10,657,509)	(12,232,791)	(1,349,934)	(925,799)	(419,188)	(194,613)	(7,083,559)	(8,829,239)
Annuity benefits	(4,875)	(9,819)	(11,248)	–	(169)	(173)	(230)	(224)
Annual contract maintenance charges (note 2)	(26,913)	(32,997)	(2,538)	(1,999)	(658)	(725)	(21,477)	(26,347)
Contingent deferred sales charges (note 2)	(23,100)	(50,258)	(24,467)	(15,578)	(3,995)	(3,598)	(26,474)	(40,977)
Adjustments to maintain reserves	939	5,405	(1,472)	(1,323)	(249)	(549)	(789)	84

Net equity transactions	(11,155,656)	(12,496,890)	(2,434,704)	5,930,315	(949,372)	128,927	(6,042,232)	(8,777,694)

Net change in contract owners’ equity	(4,228,544)	(10,803,845)	835,391	6,488,524	(867,518)	336,476	(1,925,742)	(8,161,910)
Contract owners’ equity beginning of period	53,409,719	64,213,564	24,136,811	17,648,287	5,244,152	4,907,676	36,198,827	44,360,737

Contract owners’ equity end of period	$49,181,175	53,409,719	24,972,202	24,136,811	4,376,634	5,244,152	34,273,085	36,198,827

CHANGES IN UNITS:
Beginning units	4,029,605	4,990,800	1,814,647	1,357,385	339,465	327,297	2,832,165	3,540,729

Units purchased	618,394	707,935	512,105	795,798	30,981	48,071	279,404	241,061
Units redeemed	(1,420,432)	(1,669,130)	(685,659)	(338,536)	(92,371)	(35,903)	(739,561)	(949,625)

Ending units	3,227,567	4,029,605	1,641,093	1,814,647	278,075	339,465	2,372,008	2,832,165

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedAmLeadS		FedCapApS		FedMrkOp		FedQualBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(7,154)	(8,208)	(31,596)	(24,756)	(21,749)	–	551,702	572,028
Realized gain (loss) on investments	61,742	55,258	75,376	96,605	5,911	–	(501,082)	(242,685)
Change in unrealized gain (loss) on investments	(34,090)	31,542	364,848	(68,802)	74,048	–	400,959	(498,307)
Reinvested capital gains	296,530	–	–	–	–	–	–	149,710

Net increase (decrease) in contract owners’ equity resulting from operations	317,028	78,592	408,628	3,047	58,210	–	451,579	(19,254)

Equity transactions:
Purchase payments received from contract owners (note 3)	53,333	40,499	22,614	56,921	1,005,955	–	1,022,586	1,119,889
Transfers between funds	(328,521)	(129,083)	(137,729)	(249,632)	2,326,425	–	(1,988,008)	1,038,754
Redemptions (note 3)	(162,074)	(114,416)	(233,796)	(148,236)	(31,433)	–	(4,729,517)	(5,981,629)
Annuity benefits	–	–	–	–	–	–	(647)	(442)
Annual contract maintenance charges (note 2)	(444)	(477)	(357)	(443)	(54)	–	(7,661)	(9,017)
Contingent deferred sales charges (note 2)	(4,226)	(3,491)	(3,209)	(4,253)	(557)	–	(11,725)	(20,134)
Adjustments to maintain reserves	(228)	(184)	(321)	(244)	(103)	–	(106)	(286)

Net equity transactions	(442,160)	(207,152)	(352,798)	(345,887)	3,300,233	–	(5,715,078)	(3,852,865)

Net change in contract owners’ equity	(125,132)	(128,560)	55,830	(342,840)	3,358,443	–	(5,263,499)	(3,872,119)
Contract owners’ equity beginning of period	2,536,537	2,665,097	3,170,136	3,512,976	–	–	21,034,213	24,906,332

Contract owners’ equity end of period	$2,411,405	2,536,537	3,225,966	3,170,136	3,358,443	–	15,770,714	21,034,213

CHANGES IN UNITS:
Beginning units	177,529	191,712	236,710	262,174	–	–	1,866,157	2,208,926

Units purchased	20,776	6,938	6,787	23,332	366,224	–	362,765	495,518
Units redeemed	(51,035)	(21,121)	(31,403)	(48,796)	(39,369)	–	(867,885)	(838,287)

Ending units	147,270	177,529	212,094	236,710	326,855	–	1,361,037	1,866,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedQualBdS		FidVIPEI		FidVIPEIS2		FidVIPGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,106,005	737,170	18,404,206	3,815,760	2,072,966	(310,910)	(7,153,635)	(7,205,541)
Realized gain (loss) on investments	(707,019)	(78,025)	9,052,010	2,700,452	1,531,186	411,186	(81,884,784)	(134,396,094)
Change in unrealized gain (loss) on investments	825,348	(1,147,073)	20,075,536	(4,278,330)	2,639,359	1,526,065	129,552,902	175,274,380
Reinvested capital gains	–	255,075	110,981,405	37,979,470	18,091,877	3,420,101	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,224,334	(232,853)	158,513,157	40,217,352	24,335,388	5,046,442	40,514,483	33,672,745

Equity transactions:
Purchase payments received from contract owners (note 3)	9,431,142	14,684,892	21,879,732	25,730,584	25,521,020	35,560,540	24,963,949	31,458,045
Transfers between funds	(3,233,391)	(757,240)	(17,305,162)	(23,757,087)	3,053,950	155,860	(47,763,057)	(62,893,848)
Redemptions (note 3)	(3,854,058)	(2,466,626)	(172,040,803)	(193,003,898)	(8,325,807)	(6,269,559)	(145,018,682)	(170,666,868)
Annuity benefits	–	–	(227,831)	(246,545)	–	–	(259,966)	(299,575)
Annual contract maintenance charges (note 2)	(4,852)	(4,322)	(416,758)	(478,027)	(15,866)	(11,801)	(498,433)	(604,417)
Contingent deferred sales charges (note 2)	(78,061)	(48,434)	(317,394)	(448,276)	(164,807)	(118,016)	(401,089)	(582,021)
Adjustments to maintain reserves	(3,119)	(2,596)	7,779	4,618	(7,073)	(5,050)	543	(147,987)

Net equity transactions	2,257,661	11,405,674	(168,420,437)	(192,198,631)	20,061,417	29,311,974	(168,976,735)	(203,736,671)

Net change in contract owners’ equity	3,481,995	11,172,821	(9,907,280)	(151,981,279)	44,396,805	34,358,416	(128,462,252)	(170,063,926)
Contract owners’ equity beginning of period	48,245,065	37,072,244	952,536,691	1,104,517,970	125,643,989	91,285,573	852,981,710	1,023,045,636

Contract owners’ equity end of period	$51,727,060	48,245,065	942,629,411	952,536,691	170,040,794	125,643,989	724,519,458	852,981,710

CHANGES IN UNITS:
Beginning units	4,648,453	3,548,586	24,111,620	29,628,395	8,101,371	6,134,314	19,493,494	24,907,685

Units purchased	1,865,087	1,824,415	1,027,386	1,273,402	2,741,071	3,230,424	678,237	1,030,707
Units redeemed	(1,637,597)	(724,548)	(5,301,140)	(6,790,177)	(1,556,754)	(1,263,367)	(4,791,949)	(6,444,898)

Ending units	4,875,943	4,648,453	19,837,866	24,111,620	9,285,688	8,101,371	15,379,782	19,493,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPGrS2		FidVIPHI		FidVIPOv		FidVIPOvR
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(727,127)	(598,729)	9,465,727	26,440,016	(648,104)	(999,858)	(309,501)	(350,927)
Realized gain (loss) on investments	633,341	442,720	(443,070)	2,701,744	13,072,030	8,228,128	4,640,447	2,586,032
Change in unrealized gain (loss) on investments	2,502,135	2,019,947	5,569,841	(26,706,292)	10,741,269	16,991,166	5,518,302	6,610,885
Reinvested capital gains	–	–	–	–	1,013,550	864,342	414,035	282,927

Net increase (decrease) in contract owners’ equity resulting from operations	2,408,349	1,863,938	14,592,498	2,435,468	24,178,745	25,083,778	10,263,283	9,128,917

Equity transactions:
Purchase payments received from contract owners (note 3)	7,260,623	8,683,463	4,521,592	5,028,165	7	37,336	6,395,841	6,574,925
Transfers between funds	(4,567,042)	(706,159)	(118,617)	(24,692,330)	(4,701,773)	(5,592,729)	5,879,972	2,128,862
Redemptions (note 3)	(2,917,588)	(2,276,480)	(36,456,243)	(39,628,101)	(25,746,301)	(26,927,568)	(12,042,160)	(10,607,658)
Annuity benefits	–	–	(19,315)	(38,056)	(28,147)	(34,062)	(738)	(559)
Annual contract maintenance charges (note 2)	(6,323)	(5,713)	(67,256)	(81,492)	(85,695)	(94,109)	(23,373)	(20,206)
Contingent deferred sales charges (note 2)	(72,275)	(51,421)	(51,269)	(88,509)	(33,662)	(58,100)	(45,140)	(49,200)
Adjustments to maintain reserves	(3,268)	(2,610)	1,331	4,199	664	10,558	(6)	207

Net equity transactions	(305,873)	5,641,080	(32,189,777)	(59,496,124)	(30,594,907)	(32,658,674)	164,396	(1,973,629)

Net change in contract owners’ equity	2,102,476	7,505,018	(17,597,279)	(57,060,656)	(6,416,162)	(7,574,896)	10,427,679	7,155,288
Contract owners’ equity beginning of period	49,127,180	41,622,162	171,232,891	228,293,547	164,601,456	172,176,352	62,120,725	54,965,437

Contract owners’ equity end of period	$51,229,656	49,127,180	153,635,612	171,232,891	158,185,294	164,601,456	72,548,404	62,120,725

CHANGES IN UNITS:
Beginning units	3,421,593	3,015,154	8,818,397	12,101,014	6,764,235	8,332,810	4,309,892	4,483,379

Units purchased	862,974	1,218,317	2,339,615	5,254,343	44	25	1,433,704	1,258,572
Units redeemed	(887,786)	(811,878)	(4,081,149)	(8,536,960)	(1,207,407)	(1,568,600)	(1,422,347)	(1,432,059)

Ending units	3,396,781	3,421,593	7,076,863	8,818,397	5,556,872	6,764,235	4,321,249	4,309,892

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvS2		FidVIPOvS2R		FidVIPAM		FidVIPCon
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(60,539)	(75,511)	(369,574)	(263,385)	4,624,341	5,294,302	(481,401)	(7,498,947)
Realized gain (loss) on investments	281,698	208,968	2,014,907	114,139	(7,606,170)	(8,187,531)	21,263,770	7,558,635
Change in unrealized gain (loss) on investments	989,822	1,081,051	4,519,821	4,845,812	20,092,233	10,935,053	(7,707,936)	102,741,772
Reinvested capital gains	52,977	47,840	237,802	93,573	–	127,871	58,269,912	134,237

Net increase (decrease) in contract owners’ equity resulting from operations	1,263,958	1,262,348	6,402,956	4,790,139	17,110,404	8,169,695	71,344,345	102,935,697

Equity transactions:
Purchase payments received from contract owners (note 3)	–	421	13,822,947	12,219,757	7,814,961	9,493,183	25,013,934	23,058,541
Transfers between funds	(559,372)	(1,646,934)	(3,355,356)	2,515,169	(11,377,686)	(11,146,131)	5,473,624	38,737,156
Redemptions (note 3)	(449,762)	(565,644)	(2,421,383)	(1,025,620)	(55,833,580)	(64,620,693)	(131,623,210)	(137,637,254)
Annuity benefits	–	–	(7,100)	–	(51,995)	(78,208)	(115,077)	(119,773)
Annual contract maintenance charges (note 2)	(925)	(1,064)	(3,524)	(1,901)	(173,740)	(207,933)	(312,837)	(331,156)
Contingent deferred sales charges (note 2)	(4,078)	(14,223)	(34,031)	(17,227)	(113,316)	(146,487)	(309,135)	(408,028)
Adjustments to maintain reserves	(52)	(179)	(1,980)	(901)	1,879	(1,427)	1,128	45,696

Net equity transactions	(1,014,189)	(2,227,623)	7,999,573	13,689,277	(59,733,477)	(66,707,696)	(101,871,573)	(76,654,818)

Net change in contract owners’ equity	249,769	(965,275)	14,402,529	18,479,416	(42,623,073)	(58,538,001)	(30,527,228)	26,280,879
Contract owners’ equity beginning of period	8,474,142	9,439,417	34,592,870	16,113,454	329,682,519	388,220,520	752,666,049	726,385,170

Contract owners’ equity end of period	$8,723,911	8,474,142	48,995,399	34,592,870	287,059,446	329,682,519	722,138,821	752,666,049

CHANGES IN UNITS:
Beginning units	445,790	579,313	2,671,311	1,455,683	12,409,816	15,144,673	24,802,463	27,634,632

Units purchased	1,165	24	1,660,433	1,560,057	324,058	461,071	2,589,922	3,778,671
Units redeemed	(51,144)	(133,547)	(1,068,797)	(344,429)	(2,614,974)	(3,195,928)	(5,814,122)	(6,610,840)

Ending units	395,811	445,790	3,262,947	2,671,311	10,118,900	12,409,816	21,578,263	24,802,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPConS2		FidVIPIGBdS		FidVIPIGBdS2		FidVIPGrOp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,649,625)	(2,400,544)	416,307	240,709	724,032	716,568	(183,121)	(140,350)
Realized gain (loss) on investments	8,441,657	1,845,527	(142,026)	(190,489)	(26,409)	(115,543)	2,128,249	467,982
Change in unrealized gain (loss) on investments	(5,489,005)	25,202,978	190,063	(224,674)	2,980,561	(1,312,352)	(922,416)	2,220,410
Reinvested capital gains	25,398,970	22,995	39,141	265,718	167,611	927,732	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	26,701,997	24,670,956	503,485	91,264	3,845,795	216,405	1,022,712	2,548,042

Equity transactions:
Purchase payments received from contract owners (note 3)	77,350,482	78,629,986	1,476,592	1,469,156	66,292,013	22,108,870	1,266,452	1,560,528
Transfers between funds	809,590	20,492,004	3,486,616	8,046,820	58,308,557	6,285,707	(3,198,145)	(89,815)
Redemptions (note 3)	(14,498,839)	(7,891,852)	(3,663,807)	(4,641,892)	(5,699,981)	(3,185,926)	(7,135,890)	(8,764,536)
Annuity benefits	(420)	(398)	(3,083)	(1,057)	(7,331)	–	(1,226)	(9,189)
Annual contract maintenance charges (note 2)	(26,848)	(15,077)	(4,912)	(4,126)	(7,055)	(4,364)	(20,566)	(25,587)
Contingent deferred sales charges (note 2)	(285,981)	(138,688)	(9,811)	(10,901)	(103,116)	(45,047)	(17,720)	(38,283)
Adjustments to maintain reserves	(14,569)	(6,670)	18,969	(976)	(8,322)	(2,796)	(339)	(9,578)

Net equity transactions	63,333,415	91,069,305	1,300,564	4,857,024	118,774,765	25,156,444	(9,107,434)	(7,376,460)

Net change in contract owners’ equity	90,035,412	115,740,261	1,804,049	4,948,288	122,620,560	25,372,849	(8,084,722)	(4,828,418)
Contract owners’ equity beginning of period	229,648,955	113,908,694	16,202,476	11,254,188	64,530,741	39,157,892	38,353,867	43,182,285

Contract owners’ equity end of period	$319,684,367	229,648,955	18,006,525	16,202,476	187,151,301	64,530,741	30,269,145	38,353,867

CHANGES IN UNITS:
Beginning units	13,262,039	7,550,491	1,541,808	1,079,916	6,089,737	3,702,374	3,577,040	4,326,389

Units purchased	8,264,099	7,967,332	808,985	1,229,890	13,047,730	3,421,090	301,373	469,537
Units redeemed	(4,699,646)	(2,255,784)	(687,426)	(767,998)	(1,787,267)	(1,033,727)	(1,165,914)	(1,218,886)

Ending units	16,826,492	13,262,039	1,663,367	1,541,808	17,350,200	6,089,737	2,712,499	3,577,040

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(44,302)	–	(2,566,165)	(1,703,007)	(115,769)	(265,708)	(305,821)	(343,579)
Realized gain (loss) on investments	(16,622)	–	8,543,730	1,144,981	(263,458)	359,474	(160,852)	120,126
Change in unrealized gain (loss) on investments	545,070	–	(8,102,421)	16,761,654	(371,115)	(1,114,326)	(395,437)	(171,856)
Reinvested capital gains	–	–	18,926,578	1,286,463	2,868,943	783,331	4,001,218	653,076

Net increase (decrease) in contract owners’ equity resulting from operations	484,146	–	16,801,722	17,490,091	2,118,601	(237,229)	3,139,108	257,767

Equity transactions:
Purchase payments received from contract owners (note 3)	320,202	–	42,288,802	45,045,687	1,137,916	1,222,693	1,825,056	5,453,593
Transfers between funds	9,687,445	–	(10,815,359)	18,800,913	(3,202,406)	(4,617,422)	(1,220,359)	(2,856,363)
Redemptions (note 3)	(229,600)	–	(9,351,373)	(4,954,696)	(2,834,432)	(4,724,043)	(1,721,017)	(1,113,002)
Annuity benefits	–	–	(2,722)	(559)	(1,914)	(153)	–	–
Annual contract maintenance charges (note 2)	(966)	–	(15,093)	(8,728)	(6,742)	(8,364)	(3,004)	(2,616)
Contingent deferred sales charges (note 2)	(439)	–	(218,044)	(103,123)	(11,836)	(15,763)	(36,465)	(31,610)
Adjustments to maintain reserves	(15)	–	(11,275)	(4,315)	(5,168)	(96)	(1,617)	(1,359)

Net equity transactions	9,776,627	–	21,874,936	58,775,179	(4,924,582)	(8,143,148)	(1,157,406)	1,448,643

Net change in contract owners’ equity	10,260,773	–	38,676,658	76,265,270	(2,805,981)	(8,380,377)	1,981,702	1,706,410
Contract owners’ equity beginning of period	–	–	146,093,277	69,828,007	17,336,157	25,716,534	23,050,709	21,344,299

Contract owners’ equity end of period	$10,260,773	–	184,769,935	146,093,277	14,530,176	17,336,157	25,032,411	23,050,709

CHANGES IN UNITS:
Beginning units	–	–	7,193,078	3,994,345	1,313,761	1,973,235	1,244,308	1,160,567

Units purchased	1,173,976	–	4,253,259	4,433,881	444,222	726,725	191,017	528,223
Units redeemed	(132,797)	–	(3,227,321)	(1,235,148)	(798,203)	(1,386,199)	(250,794)	(444,482)

Ending units	1,041,179	–	8,219,016	7,193,078	959,780	1,313,761	1,184,531	1,244,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(273,490)	(23,749)	18,921	–	53,965	551	16,142	–
Realized gain (loss) on investments	1,392,824	184,207	1,058	–	105,979	5,892	(16)	–
Change in unrealized gain (loss) on investments	(5,147,619)	407,743	54,161	–	1,364,634	152,590	33,597	–
Reinvested capital gains	5,748,744	668,549	7,228	–	132,708	–	12,913	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,459	1,236,750	81,368	–	1,657,286	159,033	62,636	–

Equity transactions:
Purchase payments received from contract owners (note 3)	19,333,249	5,050,836	53,889	–	3,508,899	3,116,444	117,432	–
Transfers between funds	12,151,848	8,414,484	1,631,481	–	17,564,881	5,983,805	1,281,628	–
Redemptions (note 3)	(2,795,907)	(257,832)	(55,061)	–	(411,608)	(186,756)	(2,756)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,389)	(337)	(152)	–	(879)	(8)	(127)	–
Contingent deferred sales charges (note 2)	(50,584)	(3,817)	–	–	(4,455)	(771)	–	–
Adjustments to maintain reserves	75,073	(366)	(10)	–	(2,474)	(202)	(3)	–

Net equity transactions	28,710,290	13,202,968	1,630,147	–	20,654,364	8,912,512	1,396,174	–

Net change in contract owners’ equity	30,430,749	14,439,718	1,711,515	–	22,311,650	9,071,545	1,458,810	–
Contract owners’ equity beginning of period	14,439,718	–	–	–	9,071,545	–	–	–

Contract owners’ equity end of period	$44,870,467	14,439,718	1,711,515	–	31,383,195	9,071,545	1,458,810	–

CHANGES IN UNITS:
Beginning units	1,080,443	–	–	–	851,649	–	–	–

Units purchased	3,534,762	1,250,909	170,279	–	1,987,701	871,837	138,818	–
Units redeemed	(1,691,681)	(170,466)	(7,413)	–	(94,968)	(20,188)	(296)	–

Ending units	2,923,524	1,080,443	162,866	–	2,744,382	851,649	138,522	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPFree20S2		FidVIPFree30S		FidVIPFree30S2		FICoreEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,280)	7,017	7,138	–	(14,145)	(4,888)	(1,406)	(5,664)
Realized gain (loss) on investments	162,749	21,517	929	–	265,409	18,906	(49,274)	(5,219)
Change in unrealized gain (loss) on investments	2,332,455	435,693	21,790	–	718,333	270,593	8,918	(40,167)
Reinvested capital gains	343,017	–	6,719	–	138,477	–	44,085	14,212

Net increase (decrease) in contract owners’ equity resulting from operations	2,825,941	464,227	36,576	–	1,108,074	284,611	2,323	(36,838)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,414,404	4,952,748	78,845	–	1,823,891	3,374,797	–	–
Transfers between funds	14,498,351	10,655,185	789,142	–	5,194,369	3,366,232	(605,749)	(65,261)
Redemptions (note 3)	(1,012,327)	(162,141)	(2,887)	–	(1,565,643)	(25,643)	(642)	(14,714)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,068)	(63)	(77)	–	(1,322)	(32)	–	–
Contingent deferred sales charges (note 2)	(31,028)	(1,313)	–	–	(11,599)	(656)	–	(171)
Adjustments to maintain reserves	(2,674)	(366)	4	–	(957)	(239)	1	838

Net equity transactions	19,864,658	15,444,050	865,027	–	5,438,739	6,714,459	(606,390)	(79,308)

Net change in contract owners’ equity	22,690,599	15,908,277	901,603	–	6,546,813	6,999,070	(604,067)	(116,146)
Contract owners’ equity beginning of period	15,908,277	–	–	–	6,999,070	–	604,067	720,213

Contract owners’ equity end of period	$38,598,876	15,908,277	901,603	–	13,545,883	6,999,070	–	604,067

CHANGES IN UNITS:
Beginning units	1,450,199	–	–	–	626,404	–	56,260	63,802

Units purchased	1,991,797	1,481,761	86,321	–	625,668	631,313	–	617
Units redeemed	(232,643)	(31,562)	(871)	–	(157,951)	(4,909)	(56,260)	(8,159)

Ending units	3,209,353	1,450,199	85,450	–	1,094,121	626,404	–	56,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FHCapAp		FrVIPIncSec2		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(136)	(986)	(107,046)	–	(756,864)	(771,011)	(533,561)	(288,917)
Realized gain (loss) on investments	(2,807)	37	88,179	–	2,296,040	1,136,116	3,296,903	1,153,999
Change in unrealized gain (loss) on investments	(1,311)	(1,723)	2,808,718	–	16,597,747	1,885,963	3,272,356	1,771,708
Reinvested capital gains	8,971	3,525	16,379	–	688,343	637,282	1,831,202	235,179

Net increase (decrease) in contract owners’ equity resulting from operations	4,717	853	2,806,230	–	18,825,266	2,888,350	7,866,900	2,871,969

Equity transactions:
Purchase payments received from contract owners (note 3)	–	2,865	20,167,249	–	12,095,976	44,446,038	13,841,840	17,346,766
Transfers between funds	(59,802)	(2,070)	30,795,623	–	(3,208,068)	(1,469,209)	4,449,362	446,351
Redemptions (note 3)	(27)	(809)	(999,597)	–	(7,486,005)	(5,493,806)	(3,312,817)	(2,002,381)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(810)	–	(12,553)	(8,537)	(5,132)	(3,237)
Contingent deferred sales charges (note 2)	–	(19)	(16,717)	–	(151,824)	(139,676)	(46,894)	(59,277)
Adjustments to maintain reserves	2	(10)	(682)	–	(7,745)	(6,159)	1,035	(597)

Net equity transactions	(59,827)	(43)	49,945,066	–	1,229,781	37,328,651	14,927,394	15,727,625

Net change in contract owners’ equity	(55,110)	810	52,751,296	–	20,055,047	40,217,001	22,794,294	18,599,594
Contract owners’ equity beginning of period	55,110	54,300	–	–	122,425,253	82,208,252	45,353,134	26,753,540

Contract owners’ equity end of period	$–	55,110	52,751,296	–	142,480,300	122,425,253	68,147,428	45,353,134

CHANGES IN UNITS:
Beginning units	4,666	4,651	–	–	8,398,809	5,740,207	2,432,175	1,537,632

Units purchased	–	269	5,160,531	–	1,572,082	4,492,929	1,804,349	1,493,448
Units redeemed	(4,666)	(254)	(407,104)	–	(1,484,955)	(1,834,327)	(1,051,719)	(598,905)

Ending units	–	4,666	4,753,427	–	8,485,936	8,398,809	3,184,805	2,432,175

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(72,050)	(25,070)	(30,161)	(39,210)	(342,522)	(80,568)	134,891	(867)
Realized gain (loss) on investments	745,549	24,393	504,445	284,548	385,551	121,340	312,185	(14,553)
Change in unrealized gain (loss) on investments	3,369,698	672,865	1,435,417	629,424	14,668,916	2,613,664	886,867	8,895
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,043,197	672,188	1,909,701	874,762	14,711,945	2,654,436	1,333,943	(6,525)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,395,876	3,581,287	–	6,940	46,897,487	18,402,720	7,405,549	3,390,932
Transfers between funds	5,212,910	3,349,632	(1,108,840)	(1,427,534)	32,203,191	5,245,264	7,734,992	1,632,776
Redemptions (note 3)	(868,339)	(147,946)	(787,906)	(552,871)	(3,466,788)	(1,159,962)	(639,499)	(109,611)
Annuity benefits	–	–	(432)	(377)	–	–	–	–
Annual contract maintenance charges (note 2)	(994)	(57)	(755)	(986)	(3,915)	(1,664)	(609)	(8)
Contingent deferred sales charges (note 2)	(14,087)	(212)	(4,751)	(13,830)	(54,749)	(18,337)	(10,598)	(5,384)
Adjustments to maintain reserves	(2,367)	(139)	(505)	(862)	(5,012)	(1,387)	(787)	227

Net equity transactions	15,722,999	6,782,565	(1,903,189)	(1,989,520)	75,570,214	22,466,634	14,489,048	4,908,932

Net change in contract owners’ equity	19,766,196	7,454,753	6,512	(1,114,758)	90,282,159	25,121,070	15,822,991	4,902,407
Contract owners’ equity beginning of period	7,454,753	–	11,027,535	12,142,293	39,198,071	14,077,001	4,902,407	–

Contract owners’ equity end of period	$27,220,949	7,454,753	11,034,047	11,027,535	129,480,230	39,198,071	20,725,398	4,902,407

CHANGES IN UNITS:
Beginning units	588,613	–	634,836	759,444	3,144,611	1,223,594	501,187	–

Units purchased	1,622,894	651,651	–	35	6,535,090	2,256,842	2,001,149	545,461
Units redeemed	(507,690)	(63,038)	(103,657)	(124,643)	(962,780)	(335,825)	(596,758)	(44,274)

Ending units	1,703,817	588,613	531,179	634,836	8,716,921	3,144,611	1,905,578	501,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITAstAll2		GVITBnd2		GVITGlobGr2		GVITGrowth2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,691,343	–	(32,463)	–	(82,935)	–	54,167	–
Realized gain (loss) on investments	(1,694)	–	591	–	(1,152)	–	(12,673)	–
Change in unrealized gain (loss) on investments	3,688,181	–	415,693	–	1,651,955	–	2,181,090	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,377,830	–	383,821	–	1,567,868	–	2,222,584	–

Equity transactions:
Purchase payments received from contract owners (note 3)	105,066,314	–	9,199,848	–	8,473,009	–	23,406,611	–
Transfers between funds	26,329,790	–	8,917,875	–	13,429,068	–	22,947,660	–
Redemptions (note 3)	(1,251,823)	–	(244,938)	–	(300,586)	–	(607,446)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(585)	–	(359)	–	(448)	–	(715)	–
Contingent deferred sales charges (note 2)	(2,381)	–	(1,674)	–	(1,057)	–	(7,845)	–
Adjustments to maintain reserves	9,743	–	4,074	–	(238)	–	(360)	–

Net equity transactions	130,151,058	–	17,874,826	–	21,599,748	–	45,737,905	–

Net change in contract owners’ equity	135,528,888	–	18,258,647	–	23,167,616	–	47,960,489	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$135,528,888	–	18,258,647	–	23,167,616	–	47,960,489	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	13,311,771	–	1,890,664	–	2,260,574	–	4,829,017	–
Units redeemed	(336,107)	–	(140,895)	–	(101,093)	–	(151,901)	–

Ending units	12,975,664	–	1,749,769	–	2,159,481	–	4,677,116	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITEmMrkts
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,587	(10,621)	197,590	14,918	151,632	(61,280)	(7,377)	(8,536)
Realized gain (loss) on investments	87,631	145,726	977,538	870,752	509,726	786,687	152,694	101,716
Change in unrealized gain (loss) on investments	248,426	63,675	2,219,669	573,535	8,847,378	1,314,194	178,349	122,707
Reinvested capital gains	183,065	101,555	1,743,452	890,529	4,643,844	1,103,219	12,193	103,842

Net increase (decrease) in contract owners’ equity resulting from operations	528,709	300,335	5,138,249	2,349,734	14,152,580	3,142,820	335,859	319,729

Equity transactions:
Purchase payments received from contract owners (note 3)	76	1,088	1,460,368	1,266,686	44,435,379	12,629,103	–	–
Transfers between funds	(304,280)	(740,934)	5,395,963	6,961,123	37,378,079	12,032,167	(238,422)	(47,460)
Redemptions (note 3)	(76,994)	(68,819)	(4,801,370)	(4,657,986)	(2,980,787)	(1,330,437)	(102,932)	(241,617)
Annuity benefits	–	–	(1,374)	(888)	–	–	–	–
Annual contract maintenance charges (note 2)	(282)	(297)	(8,633)	(7,603)	(4,235)	(1,786)	(614)	(648)
Contingent deferred sales charges (note 2)	(1,701)	(519)	(17,121)	(10,395)	(42,262)	(19,098)	(765)	(308)
Adjustments to maintain reserves	(1,199)	(24,690)	(867)	(25,402)	(5,105)	(2,504)	(73)	(15)

Net equity transactions	(384,380)	(834,171)	2,026,966	3,525,535	78,781,069	23,307,445	(342,806)	(290,048)

Net change in contract owners’ equity	144,329	(533,836)	7,165,215	5,875,269	92,933,649	26,450,265	(6,947)	29,681
Contract owners’ equity beginning of period	2,822,637	3,356,473	23,843,412	17,968,143	37,643,603	11,193,338	1,239,682	1,210,001

Contract owners’ equity end of period	$2,966,966	2,822,637	31,008,627	23,843,412	130,577,252	37,643,603	1,232,735	1,239,682

CHANGES IN UNITS:
Beginning units	159,058	207,842	1,317,124	1,098,371	2,983,147	975,961	71,734	91,659

Units purchased	4	840	597,060	956,263	7,038,258	3,012,868	–	–
Units redeemed	(20,479)	(49,624)	(499,777)	(737,510)	(1,398,305)	(1,005,682)	(18,838)	(19,925)

Ending units	138,583	159,058	1,414,407	1,317,124	8,623,100	2,983,147	52,896	71,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts2		GVITEmMrkts3		GVITEmMrkts6		GVITFHiInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(56,187)	(63,913)	(341,448)	(217,368)	(394,445)	(170,703)	1,183,638	1,707,340
Realized gain (loss) on investments	442,246	177,295	4,707,649	694,520	3,104,979	313,623	(168,844)	201,185
Change in unrealized gain (loss) on investments	1,193,912	896,157	9,966,222	4,489,060	8,069,967	2,678,577	746,831	(1,844,800)
Reinvested capital gains	65,952	500,081	682,812	3,544,526	478,848	2,164,613	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,645,923	1,509,620	15,015,235	8,510,738	11,259,349	4,986,110	1,761,625	63,725

Equity transactions:
Purchase payments received from contract owners (note 3)	–	350	3,329,525	1,891,773	14,774,794	8,801,497	–	6,015,345
Transfers between funds	(1,113,159)	(1,335,279)	4,941,760	19,706,774	7,926,217	6,714,360	(4,277,122)	(16,730,480)
Redemptions (note 3)	(506,360)	(369,359)	(8,303,770)	(5,112,847)	(2,967,609)	(1,094,694)	(1,854,597)	(1,527,318)
Annuity benefits	–	–	(1,496)	(1,232)	(6,611)	–	(281)	(887)
Annual contract maintenance charges (note 2)	(915)	(1,027)	(22,802)	(12,657)	(3,866)	(1,787)	(2,185)	(2,844)
Contingent deferred sales charges (note 2)	(11,482)	(6,289)	(24,895)	(18,405)	(59,567)	(31,408)	(22,367)	(26,899)
Adjustments to maintain reserves	(297)	(251)	(82)	(4,692)	(2,407)	(1,215)	(1,005)	(1,284)

Net equity transactions	(1,632,213)	(1,711,855)	(81,760)	16,448,714	19,660,951	14,386,753	(6,157,557)	(12,274,367)

Net change in contract owners’ equity	13,710	(202,235)	14,933,475	24,959,452	30,920,300	19,372,863	(4,395,932)	(12,210,642)
Contract owners’ equity beginning of period	5,880,895	6,083,130	45,262,482	20,303,030	27,469,297	8,096,434	23,865,598	36,076,240

Contract owners’ equity end of period	$5,894,605	5,880,895	60,195,957	45,262,482	58,389,597	27,469,297	19,469,666	23,865,598

CHANGES IN UNITS:
Beginning units	229,328	308,910	2,370,880	1,392,714	1,795,459	690,336	1,835,081	2,793,276

Units purchased	–	670	1,494,399	1,692,588	2,503,331	1,505,826	180	1,094,480
Units redeemed	(58,223)	(80,252)	(1,527,477)	(714,422)	(1,459,278)	(400,703)	(464,828)	(2,052,675)

Ending units	171,105	229,328	2,337,802	2,370,880	2,839,512	1,795,459	1,370,433	1,835,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITFHiInc3		GVITIntIdx8		GVITGlFin2		GVITGlFin3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,428,713	617,486	11,339	–	2,876	4,558	31,213	14,459
Realized gain (loss) on investments	(32,145)	69,009	(2,622)	–	12,327	7,008	346,519	33,330
Change in unrealized gain (loss) on investments	696,626	(324,625)	281,992	–	68,123	(32,580)	(133,123)	(215,818)
Reinvested capital gains	–	–	–	–	213,065	161,050	490,190	332,913

Net increase (decrease) in contract owners’ equity resulting from operations	2,093,194	361,870	290,709	–	296,391	140,036	734,799	164,884

Equity transactions:
Purchase payments received from contract owners (note 3)	7,997,819	6,850,137	1,270,219	–	–	–	95,604	86,735
Transfers between funds	4,985,035	10,532,098	2,247,638	–	(55,075)	(260,666)	637,802	(1,645,979)
Redemptions (note 3)	(1,599,639)	(510,450)	(44,157)	–	(61,287)	(70,671)	(873,043)	(648,781)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,502)	(290)	(92)	–	(218)	(259)	(1,214)	(1,294)
Contingent deferred sales charges (note 2)	(15,599)	(6,443)	(122)	–	(1,015)	(2,588)	(1,292)	(1,477)
Adjustments to maintain reserves	(1,099)	(392)	(28,680)	–	(189)	(129)	(41)	(81)

Net equity transactions	11,365,015	16,864,660	3,444,806	–	(117,784)	(334,313)	(142,184)	(2,210,877)

Net change in contract owners’ equity	13,458,209	17,226,530	3,735,515	–	178,607	(194,277)	592,615	(2,045,993)
Contract owners’ equity beginning of period	17,226,530	–	–	–	1,683,814	1,878,091	3,701,998	5,747,991

Contract owners’ equity end of period	$30,684,739	17,226,530	3,735,515	–	1,862,421	1,683,814	4,294,613	3,701,998

CHANGES IN UNITS:
Beginning units	1,650,804	–	–	–	91,491	111,302	235,707	401,465

Units purchased	1,916,708	2,286,471	369,007	–	–	–	242,330	130,161
Units redeemed	(869,729)	(635,667)	(24,284)	–	(6,043)	(19,811)	(247,855)	(295,919)

Ending units	2,697,783	1,650,804	344,723	–	85,448	91,491	230,182	235,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlHlth2		GVITGlHlth3		GVITGlHlth6		GVITGlTech
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(35,788)	(42,450)	(107,695)	(121,437)	(170,948)	(122,451)	(6,258)	(8,206)
Realized gain (loss) on investments	2,952	45,412	25,945	117,185	70,205	121,941	29,463	(327)
Change in unrealized gain (loss) on investments	52,114	(117,330)	168,338	(324,678)	160,341	(562,532)	22,766	(25,053)
Reinvested capital gains	–	290,661	–	990,398	–	1,070,723	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,278	176,293	86,588	661,468	59,598	507,681	45,971	(33,586)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	2,118	620,627	601,310	3,283,412	3,447,159	–	–
Transfers between funds	(181,867)	(603,797)	(529,186)	758,209	(745,580)	1,813,584	(29,613)	(74,817)
Redemptions (note 3)	(105,254)	(200,933)	(1,880,684)	(2,292,797)	(693,762)	(457,155)	(190,860)	(110,761)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(350)	(495)	(3,320)	(3,834)	(952)	(789)	(578)	(628)
Contingent deferred sales charges (note 2)	(2,278)	(11,535)	(5,412)	(8,844)	(14,240)	(9,881)	(1,035)	(277)
Adjustments to maintain reserves	(259)	(219)	(121)	(48)	(804)	(701)	(60)	(2)

Net equity transactions	(290,008)	(814,861)	(1,798,096)	(946,004)	1,828,074	4,792,217	(222,146)	(186,485)

Net change in contract owners’ equity	(270,730)	(638,568)	(1,711,508)	(284,536)	1,887,672	5,299,898	(176,175)	(220,071)
Contract owners’ equity beginning of period	2,566,533	3,205,101	8,666,245	8,950,781	10,290,290	4,990,392	613,233	833,304

Contract owners’ equity end of period	$2,295,803	2,566,533	6,954,737	8,666,245	12,177,962	10,290,290	437,058	613,233

CHANGES IN UNITS:
Beginning units	164,699	219,080	681,589	753,248	981,490	506,914	206,846	275,982

Units purchased	–	373	262,329	416,372	665,901	765,468	–	6
Units redeemed	(18,675)	(54,754)	(404,259)	(488,031)	(496,821)	(290,892)	(72,497)	(69,142)

Ending units	146,024	164,699	539,659	681,589	1,150,570	981,490	134,349	206,846

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlTech2		GVITGlTech3		GVITGlTech6		GVITGlUtl2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(21,535)	(25,651)	(59,990)	(64,464)	(71,534)	(42,899)	7,115	2,265
Realized gain (loss) on investments	(11,635)	(153,994)	165,592	(462,329)	359,700	19,038	37,973	62,194
Change in unrealized gain (loss) on investments	151,730	49,654	365,081	273,599	194,784	1,513	186,942	(146,713)
Reinvested capital gains	–	–	–	–	–	–	59,551	127,171

Net increase (decrease) in contract owners’ equity resulting from operations	118,560	(129,991)	470,683	(253,194)	482,950	(22,348)	291,581	44,917

Equity transactions:
Purchase payments received from contract owners (note 3)	–	634	349,434	360,487	1,857,190	1,190,478	–	–
Transfers between funds	(137,180)	(633,094)	1,570,813	(1,213,508)	1,331,951	(190,482)	(97,382)	(153,616)
Redemptions (note 3)	(111,033)	(67,185)	(705,994)	(913,030)	(202,330)	(132,683)	(43,118)	(53,046)
Annuity benefits	–	–	(1,381)	(957)	–	–	–	–
Annual contract maintenance charges (note 2)	(398)	(493)	(2,261)	(2,827)	(583)	(358)	(121)	(139)
Contingent deferred sales charges (note 2)	(4,473)	(1,424)	(3,717)	(7,557)	(4,692)	(1,174)	(163)	(1,919)
Adjustments to maintain reserves	(172)	(369)	94	1,374	(561)	(958)	(127)	(98)

Net equity transactions	(253,256)	(701,931)	1,206,988	(1,776,018)	2,980,975	864,823	(140,911)	(208,818)

Net change in contract owners’ equity	(134,696)	(831,922)	1,677,671	(2,029,212)	3,463,925	842,475	150,670	(163,901)
Contract owners’ equity beginning of period	1,576,432	2,408,354	4,430,603	6,459,815	3,556,148	2,713,673	902,655	1,066,556

Contract owners’ equity end of period	$1,441,736	1,576,432	6,108,274	4,430,603	7,020,073	3,556,148	1,053,325	902,655

CHANGES IN UNITS:
Beginning units	103,102	153,937	399,751	575,407	335,200	250,218	54,377	67,201

Units purchased	–	70	335,297	293,468	601,389	259,368	–	–
Units redeemed	(16,622)	(50,905)	(231,616)	(469,124)	(330,144)	(174,386)	(7,419)	(12,824)

Ending units	86,480	103,102	503,432	399,751	606,445	335,200	46,958	54,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlUtl3		GVITGvtBd		GVITGrowth		GVITIntGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$134,124	52,084	8,699,126	6,426,449	(830,698)	(953,153)	(243)	(390)
Realized gain (loss) on investments	52,901	752,229	(673,942)	(1,038,940)	941,290	(1,376,619)	22,139	1,253
Change in unrealized gain (loss) on investments	1,883,876	(1,321,867)	(3,973,773)	(751,941)	2,781,955	5,877,457	15,066	31,569
Reinvested capital gains	715,316	943,328	2,306,840	490,924	–	–	274	326

Net increase (decrease) in contract owners’ equity resulting from operations	2,786,217	425,774	6,358,251	5,126,492	2,892,547	3,547,685	37,236	32,758

Equity transactions:
Purchase payments received from contract owners (note 3)	357,288	273,357	73,097,809	28,859,103	2,971,715	3,295,591	–	–
Transfers between funds	5,322,638	(7,928)	54,195,192	12,171,476	(3,799,816)	(4,551,367)	(20,218)	(622)
Redemptions (note 3)	(1,172,715)	(2,225,073)	(47,080,601)	(55,657,285)	(12,585,566)	(15,406,386)	(29,716)	(1,913)
Annuity benefits	–	–	(21,307)	(68,304)	(17,445)	(22,988)	–	–
Annual contract maintenance charges (note 2)	(2,449)	(2,522)	(99,415)	(118,276)	(62,487)	(75,762)	(106)	(91)
Contingent deferred sales charges (note 2)	(3,016)	(4,174)	(209,810)	(249,818)	(43,615)	(68,243)	(312)	(44)
Adjustments to maintain reserves	67	(81)	(10,305)	670	(216)	396	19	68

Net equity transactions	4,501,813	(1,966,421)	79,871,563	(15,062,434)	(13,537,430)	(16,828,759)	(50,333)	(2,602)

Net change in contract owners’ equity	7,288,030	(1,540,647)	86,229,814	(9,935,942)	(10,644,883)	(13,281,074)	(13,097)	30,156
Contract owners’ equity beginning of period	6,284,975	7,825,622	278,089,416	288,025,358	72,155,294	85,436,368	146,183	116,027

Contract owners’ equity end of period	$13,573,005	6,284,975	364,319,230	278,089,416	61,510,411	72,155,294	133,086	146,183

CHANGES IN UNITS:
Beginning units	442,364	578,802	14,001,716	13,067,914	4,490,233	5,607,355	15,486	15,800

Units purchased	502,358	390,356	14,999,105	5,524,040	285,539	330,122	–	–
Units redeemed	(241,286)	(526,794)	(4,958,040)	(4,590,238)	(1,138,541)	(1,447,244)	(4,751)	(314)

Ending units	703,436	442,364	24,042,781	14,001,716	3,637,231	4,490,233	10,735	15,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro3		GVITIDAgg2		GVITIDCon2		GVITIDMod2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(44,204)	(18,110)	381,833	405,279	1,860,620	1,383,292	10,925,796	5,496,477
Realized gain (loss) on investments	1,856,794	326,177	3,845,241	341,025	69,234	448,982	317,893	1,918,501
Change in unrealized gain (loss) on investments	3,966,647	1,661,605	58,943,272	17,114,788	2,473,142	(2,415,789)	101,238,121	8,746,714
Reinvested capital gains	54,145	28,253	7,436,693	7,759,032	1,213,194	2,550,231	11,652,856	12,933,987

Net increase (decrease) in contract owners’ equity resulting from operations	5,833,382	1,997,925	70,607,039	25,620,124	5,616,190	1,966,716	124,134,666	29,095,679

Equity transactions:
Purchase payments received from contract owners (note 3)	1,476,108	527,101	27,501,521	140,003,314	21,065,403	33,911,585	268,499,614	258,377,964
Transfers between funds	11,583,355	7,324,401	49,366,825	83,352,646	2,424,274	781,660	516,352,050	181,997,336
Redemptions (note 3)	(4,081,080)	(1,177,450)	(28,392,596)	(21,795,812)	(12,039,404)	(15,158,240)	(70,491,786)	(59,999,962)
Annuity benefits	(4,768)	(3,577)	–	–	(1,129)	(755)	(3,604)	(3,447)
Annual contract maintenance charges (note 2)	(7,094)	(1,713)	(68,737)	(41,324)	(19,674)	(16,854)	(143,729)	(96,466)
Contingent deferred sales charges (note 2)	(7,627)	(1,761)	(630,525)	(361,117)	(140,969)	(224,195)	(1,310,904)	(980,473)
Adjustments to maintain reserves	(82)	29	(49,664)	(29,295)	(15,611)	(5,440)	(80,337)	(43,193)

Net equity transactions	8,958,812	6,667,030	47,726,824	201,128,412	11,272,890	19,287,761	712,821,304	379,251,759

Net change in contract owners’ equity	14,792,194	8,664,955	118,333,863	226,748,536	16,889,080	21,254,477	836,955,970	408,347,438
Contract owners’ equity beginning of period	12,751,388	4,086,433	456,283,327	229,534,791	119,050,569	97,796,092	912,014,965	503,667,527

Contract owners’ equity end of period	$27,543,582	12,751,388	574,617,190	456,283,327	135,939,649	119,050,569	1,748,970,935	912,014,965

CHANGES IN UNITS:
Beginning units	847,716	348,335	28,651,809	15,370,206	10,630,963	8,879,736	68,034,438	39,171,967

Units purchased	1,226,515	736,675	5,539,116	16,852,360	3,383,088	4,846,234	61,702,900	38,670,877
Units redeemed	(678,161)	(237,294)	(2,714,100)	(3,570,757)	(2,386,799)	(3,095,007)	(10,652,798)	(9,808,406)

Ending units	1,396,070	847,716	31,476,825	28,651,809	11,627,252	10,630,963	119,084,540	68,034,438

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDModAg2		GVITIDModCon2		GVITJPBal		GVITMdCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$6,303,225	2,956,996	3,602,031	2,446,272	32,008	15,683	(224,180)	(195,360)
Realized gain (loss) on investments	–	683,390	1,079,688	1,428,287	55,011	35,075	1,843,288	1,333,238
Change in unrealized gain (loss) on investments	112,420,043	20,443,897	11,181,551	(1,190,726)	232,402	(9,376)	(520,547)	(76,143)
Reinvested capital gains	13,219,199	14,253,753	4,003,100	4,297,554	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	131,942,467	38,338,036	19,866,370	6,981,387	319,421	41,382	1,098,561	1,061,735

Equity transactions:
Purchase payments received from contract owners (note 3)	274,037,698	252,670,900	70,807,465	86,010,910	535,576	472,485	1,064,638	1,011,377
Transfers between funds	261,272,788	146,985,637	18,720,329	16,080,177	674,303	1,638,873	1,563,658	2,001,803
Redemptions (note 3)	(57,602,549)	(38,251,668)	(24,422,263)	(18,091,468)	(597,857)	(529,804)	(3,677,358)	(3,071,893)
Annuity benefits	(11,398)	–	(3,921)	(3,853)	–	–	(3,549)	(2,926)
Annual contract maintenance charges (note 2)	(146,753)	(91,862)	(40,304)	(30,457)	(2,281)	(1,021)	(7,556)	(7,022)
Contingent deferred sales charges (note 2)	(1,182,162)	(714,710)	(370,854)	(255,627)	(2,373)	(1,033)	(16,364)	(16,473)
Adjustments to maintain reserves	(78,392)	(38,322)	(15,894)	(9,891)	(54)	(16)	(11)	1,352

Net equity transactions	476,289,232	360,559,975	64,674,558	83,699,791	607,314	1,579,484	(1,076,542)	(83,782)

Net change in contract owners’ equity	608,231,699	398,898,011	84,540,928	90,681,178	926,735	1,620,866	22,019	977,953
Contract owners’ equity beginning of period	803,417,643	404,519,632	262,304,769	171,623,591	2,499,509	878,643	15,975,241	14,997,288

Contract owners’ equity end of period	$1,411,649,342	803,417,643	346,845,697	262,304,769	3,426,244	2,499,509	15,997,260	15,975,241

CHANGES IN UNITS:
Beginning units	54,186,761	28,932,284	21,337,805	14,377,462	230,571	82,004	2,707,801	2,756,609

Units purchased	36,571,329	31,664,782	9,117,637	10,813,205	161,993	228,081	1,613,539	1,697,977
Units redeemed	(6,423,172)	(6,410,305)	(4,045,390)	(3,852,862)	(107,265)	(79,514)	(1,821,150)	(1,746,785)

Ending units	84,334,918	54,186,761	26,410,052	21,337,805	285,299	230,571	2,500,190	2,707,801

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMdCpGr2		GVITMidCap		GVITMyMkt		GVITNWFund
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,140,485)	(275,263)	(402,808)	(452,789)	14,080,476	5,344,029	(900,270)	(1,659,469)
Realized gain (loss) on investments	1,058,166	402,055	8,533,333	6,249,012	–	–	3,777,202	(23,817,799)
Change in unrealized gain (loss) on investments	4,818,675	1,281,014	990,681	(1,219,258)	–	–	35,463,167	46,732,128
Reinvested capital gains	–	–	1,920,558	8,011,102	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,736,356	1,407,806	11,041,764	12,588,067	14,080,476	5,344,029	38,340,099	21,254,860

Equity transactions:
Purchase payments received from contract owners (note 3)	49,468,275	7,486,173	13,564,664	15,561,233	1,946,960,948	818,744,795	8,184,451	8,964,524
Transfers between funds	46,467,990	4,394,160	(13,242,891)	8,097,404	(1,602,166,828)	(479,523,487)	(10,983,201)	(10,189,911)
Redemptions (note 3)	(2,520,189)	(766,749)	(19,412,357)	(19,834,199)	(307,048,324)	(342,824,957)	(64,185,616)	(69,995,898)
Annuity benefits	–	–	(6,495)	(6,136)	(87,586)	(31,611)	(137,383)	(150,880)
Annual contract maintenance charges (note 2)	(3,673)	(1,935)	(38,888)	(39,673)	(175,928)	(198,222)	(224,424)	(261,690)
Contingent deferred sales charges (note 2)	(47,060)	(23,857)	(91,578)	(93,109)	(777,723)	(730,597)	(129,698)	(185,420)
Adjustments to maintain reserves	(5,986)	(1,223)	(4,034)	524	(28,746)	(60,834)	50,388	29,852

Net equity transactions	93,359,357	11,086,569	(19,231,579)	3,686,044	36,675,813	(4,624,913)	(67,425,483)	(71,789,423)

Net change in contract owners’ equity	98,095,713	12,494,375	(8,189,815)	16,274,111	50,756,289	719,116	(29,085,384)	(50,534,563)
Contract owners’ equity beginning of period	26,824,934	14,330,559	140,721,564	124,447,453	403,697,145	402,978,029	360,020,179	410,554,742

Contract owners’ equity end of period	$124,920,647	26,824,934	132,531,749	140,721,564	454,453,434	403,697,145	330,934,795	360,020,179

CHANGES IN UNITS:
Beginning units	1,755,225	1,007,022	9,202,373	9,133,807	25,994,392	24,692,825	7,471,589	9,363,974

Units purchased	6,860,825	1,245,022	2,298,238	3,785,092	252,444,112	126,208,674	151,642	191,470
Units redeemed	(1,024,589)	(496,819)	(3,578,487)	(3,716,526)	(247,855,744)	(124,907,107)	(1,742,153)	(2,083,855)

Ending units	7,591,461	1,755,225	7,922,124	9,202,373	30,582,760	25,994,392	5,881,078	7,471,589

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWFund2		GVITNWLead3		GVITSmCapGr		GVITSmCapGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(561,638)	(69,993)	(24,431)	3,945	(181,940)	(196,905)	(218,402)	(160,432)
Realized gain (loss) on investments	360,782	155,719	10,938	140,640	1,187,025	1,191,550	1,003,962	440,802
Change in unrealized gain (loss) on investments	12,774,959	578,604	253,006	(382,158)	(854,143)	(238,235)	(702,491)	432,050
Reinvested capital gains	–	–	464,598	630,685	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,574,103	664,330	704,111	393,112	150,942	756,410	83,069	712,420

Equity transactions:
Purchase payments received from contract owners (note 3)	76,697,905	5,557,642	271,660	238,461	949,530	1,109,590	3,066,569	3,473,412
Transfers between funds	76,994,621	7,832,203	1,394,714	2,966,131	(594,869)	(1,455,010)	(1,324,397)	349,809
Redemptions (note 3)	(3,100,402)	(474,730)	(493,389)	(485,004)	(3,379,273)	(2,829,464)	(910,847)	(725,319)
Annuity benefits	–	–	–	–	(2,606)	(2,484)	–	–
Annual contract maintenance charges (note 2)	(4,295)	(2,303)	(1,629)	(1,116)	(6,722)	(7,376)	(1,636)	(1,285)
Contingent deferred sales charges (note 2)	(65,155)	(9,190)	(1,917)	(843)	(15,915)	(12,286)	(14,212)	(20,992)
Adjustments to maintain reserves	(6,936)	(789)	(51)	(16)	(234)	318	(1,117)	(604)

Net equity transactions	150,515,738	12,902,833	1,169,388	2,717,613	(3,050,089)	(3,196,712)	814,360	3,075,021

Net change in contract owners’ equity	163,089,841	13,567,163	1,873,499	3,110,725	(2,899,147)	(2,440,302)	897,429	3,787,441
Contract owners’ equity beginning of period	22,317,067	8,749,904	4,438,380	1,327,655	14,805,764	17,246,066	13,450,257	9,662,816

Contract owners’ equity end of period	$185,406,908	22,317,067	6,311,879	4,438,380	11,906,617	14,805,764	14,347,686	13,450,257

CHANGES IN UNITS:
Beginning units	1,503,114	618,825	335,241	109,158	2,005,492	2,492,775	833,849	638,942

Units purchased	10,450,470	1,026,556	186,007	343,220	841,889	1,643,831	417,854	571,089
Units redeemed	(696,129)	(142,267)	(105,140)	(117,137)	(1,264,695)	(2,131,114)	(377,006)	(376,182)

Ending units	11,257,455	1,503,114	416,108	335,241	1,582,686	2,005,492	874,697	833,849

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapVal		GVITSmCapVal2		GVITSmComp		GVITSmComp2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,012,039)	(1,650,057)	(452,154)	(478,342)	(2,483,509)	(2,795,321)	(1,180,343)	(692,603)
Realized gain (loss) on investments	11,380,576	15,382,979	51,737	953,417	9,212,234	10,785,427	1,076,863	119,432
Change in unrealized gain (loss) on investments	(2,306,247)	(26,658,379)	2,138,486	(3,760,659)	9,058,885	(11,597,826)	6,709,173	(1,598,665)
Reinvested capital gains	8,136,289	13,846,743	3,221,609	3,862,455	3,872,440	24,605,496	1,403,336	7,090,732

Net increase (decrease) in contract owners’ equity resulting from operations	16,198,579	921,286	4,959,678	576,871	19,660,050	20,997,776	8,009,029	4,918,896

Equity transactions:
Purchase payments received from contract owners (note 3)	4,432,293	5,429,470	5,893,578	8,159,143	6,730,047	6,666,580	28,665,604	16,140,864
Transfers between funds	(11,004,070)	(14,979,259)	1,761,986	(3,779,362)	(6,084,503)	(1,868,361)	(368,655)	7,183,180
Redemptions (note 3)	(21,213,260)	(24,624,827)	(2,600,441)	(1,850,069)	(37,978,294)	(40,224,005)	(3,371,781)	(1,980,034)
Annuity benefits	(14,091)	(27,755)	(312)	(904)	(31,136)	(50,912)	–	–
Annual contract maintenance charges (note 2)	(47,718)	(59,805)	(4,977)	(4,784)	(88,203)	(97,684)	(6,191)	(4,388)
Contingent deferred sales charges (note 2)	(65,014)	(92,191)	(36,213)	(43,095)	(92,058)	(114,668)	(71,738)	(31,906)
Adjustments to maintain reserves	(145)	(15,036)	(1,914)	(1,215)	(998)	(3,365)	(5,252)	(1,893)

Net equity transactions	(27,912,005)	(34,369,403)	5,011,707	2,479,714	(37,545,145)	(35,692,415)	24,841,987	21,305,823

Net change in contract owners’ equity	(11,713,426)	(33,448,117)	9,971,385	3,056,585	(17,885,095)	(14,694,639)	32,851,016	26,224,719
Contract owners’ equity beginning of period	117,422,322	150,870,439	33,134,155	30,077,570	207,232,706	221,927,345	61,689,901	35,465,182

Contract owners’ equity end of period	$105,708,896	117,422,322	43,105,540	33,134,155	189,347,611	207,232,706	94,540,917	61,689,901

CHANGES IN UNITS:
Beginning units	5,997,704	7,841,197	1,711,970	1,569,325	6,249,268	7,419,392	3,282,029	2,079,601

Units purchased	905,209	1,162,647	873,513	976,893	648,552	782,644	3,618,874	1,957,050
Units redeemed	(2,240,501)	(3,006,140)	(654,032)	(834,248)	(1,735,125)	(1,952,768)	(2,317,328)	(754,622)

Ending units	4,662,412	5,997,704	1,931,451	1,711,970	5,162,695	6,249,268	4,583,575	3,282,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITUSGro2		GVITUSGro3		GVITVKVal2		GVITMltSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(308,857)	(228,670)	(95,389)	(114,688)	(92,332)	(72,035)	1,487,067	1,246,190
Realized gain (loss) on investments	(231,788)	16,172	(188,722)	304,537	2,336,285	715,628	228,190	191,325
Change in unrealized gain (loss) on investments	(445,004)	(1,104,517)	(61,412)	(930,020)	8,530,868	(750,276)	26,694	(1,359,007)
Reinvested capital gains	373,442	2,858,981	145,945	1,572,012	6,927,464	1,505,629	128,444	294,042

Net increase (decrease) in contract owners’ equity resulting from operations	(612,207)	1,541,966	(199,578)	831,841	17,702,285	1,398,946	1,870,395	372,550

Equity transactions:
Purchase payments received from contract owners (note 3)	4,476,889	5,319,272	373,455	297,266	76,090,384	17,776,826	7,742,440	12,509,139
Transfers between funds	(1,728,763)	2,252,617	(1,249,850)	1,335,483	55,080,591	10,970,489	147,429	8,063,088
Redemptions (note 3)	(1,376,050)	(638,951)	(1,994,452)	(1,527,151)	(5,880,826)	(3,925,331)	(7,455,515)	(7,386,272)
Annuity benefits	–	–	(665)	(317)	(311)	(733)	(5,159)	(5,809)
Annual contract maintenance charges (note 2)	(1,790)	(1,467)	(2,958)	(2,991)	(7,560)	(4,728)	(9,424)	(9,236)
Contingent deferred sales charges (note 2)	(36,174)	(13,167)	(6,618)	(3,461)	(72,327)	(39,020)	(37,390)	(31,283)
Adjustments to maintain reserves	(1,960)	(1,095)	(102)	316	(8,942)	(2,293)	(1,809)	(1,347)

Net equity transactions	1,332,152	6,917,209	(2,881,190)	99,145	125,201,009	24,775,210	380,572	13,138,280

Net change in contract owners’ equity	719,945	8,459,175	(3,080,768)	930,986	142,903,294	26,174,156	2,250,967	13,510,830
Contract owners’ equity beginning of period	19,056,867	10,597,692	9,821,567	8,890,581	60,367,741	34,193,585	54,190,306	40,679,476

Contract owners’ equity end of period	$19,776,812	19,056,867	6,740,799	9,821,567	203,271,035	60,367,741	56,441,273	54,190,306

CHANGES IN UNITS:
Beginning units	1,053,974	643,867	651,383	652,165	3,772,570	2,181,509	4,431,813	3,294,635

Units purchased	489,605	608,915	144,668	267,442	9,773,517	2,437,010	1,682,882	2,333,284
Units redeemed	(425,907)	(198,808)	(341,876)	(268,224)	(2,330,966)	(845,949)	(1,623,567)	(1,196,106)

Ending units	1,117,672	1,053,974	454,175	651,383	11,215,121	3,772,570	4,491,128	4,431,813

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITWLead3		JanBal		JanForty		JanGlTechS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(17,225)	(9,850)	59,167	55,794	(432,479)	(526,406)	(66,294)	(67,651)
Realized gain (loss) on investments	209,829	106,201	372,140	121,705	3,908,136	3,406,748	279,686	386,181
Change in unrealized gain (loss) on investments	748,485	179,533	653,537	430,531	(839,430)	1,174,558	84,356	104,753
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	941,089	275,884	1,084,844	608,030	2,636,227	4,054,900	297,748	423,283

Equity transactions:
Purchase payments received from contract owners (note 3)	306,128	184,205	1,166,854	452,377	2,738,972	1,802,796	704,322	691,744
Transfers between funds	2,964,778	2,547,903	892,114	(861,360)	(2,597,043)	616,724	(371,140)	(1,189,235)
Redemptions (note 3)	(700,983)	(241,770)	(1,375,174)	(482,476)	(5,948,217)	(6,060,308)	(925,926)	(901,578)
Annuity benefits	–	–	–	–	(939)	(1,317)	–	–
Annual contract maintenance charges (note 2)	(1,195)	(309)	(1,177)	(1,281)	(17,134)	(20,795)	(3,300)	(3,749)
Contingent deferred sales charges (note 2)	(600)	(520)	(11,060)	(10,348)	(29,737)	(37,577)	(8,423)	(12,840)
Adjustments to maintain reserves	–	(24)	(705)	(662)	(744)	(681)	(99)	(192)

Net equity transactions	2,568,128	2,489,485	670,852	(903,750)	(5,854,842)	(3,701,158)	(604,566)	(1,415,850)

Net change in contract owners’ equity	3,509,217	2,765,369	1,755,696	(295,720)	(3,218,615)	353,742	(306,818)	(992,567)
Contract owners’ equity beginning of period	2,992,804	227,435	11,543,065	11,838,785	39,250,610	38,896,868	5,242,415	6,234,982

Contract owners’ equity end of period	$6,502,021	2,992,804	13,298,761	11,543,065	36,031,995	39,250,610	4,935,597	5,242,415

CHANGES IN UNITS:
Beginning units	219,580	19,645	889,457	965,605	4,486,139	5,056,803	465,574	608,518

Units purchased	294,687	293,837	249,466	101,912	766,280	1,297,272	138,033	140,302
Units redeemed	(130,001)	(93,902)	(191,962)	(178,060)	(1,536,503)	(1,867,936)	(192,248)	(283,246)

Ending units	384,266	219,580	946,961	889,457	3,715,916	4,486,139	411,359	465,574

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanGlTech		JanRMgCore		JanIntGroS2		JanIntGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(59,567)	(73,974)	(63,523)	(4,541)	636,136	(11,133)	69,430	(43,018)
Realized gain (loss) on investments	74,610	(210,774)	(221,878)	23,950	2,932,889	1,312,563	1,494,254	577,650
Change in unrealized gain (loss) on investments	246,774	717,231	74,125	(241,261)	21,141,732	3,512,493	3,977,242	2,912,546
Reinvested capital gains	–	–	307,433	441,302	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	261,817	432,483	96,157	219,450	24,710,757	4,813,923	5,540,926	3,447,178

Equity transactions:
Purchase payments received from contract owners (note 3)	98	5,563	95,827	90,055	19,674,122	1,683,968	13	1,255
Transfers between funds	(635,708)	(979,767)	1,207,980	572,484	69,068,624	10,047,332	(1,320,715)	(1,339,668)
Redemptions (note 3)	(813,006)	(1,090,369)	(205,058)	(152,928)	(7,517,205)	(2,583,771)	(2,036,913)	(2,083,396)
Annuity benefits	(409)	(276)	–	–	(160)	(113)	–	(3,049)
Annual contract maintenance charges (note 2)	(3,499)	(4,596)	(295)	(348)	(13,185)	(7,002)	(7,038)	(7,375)
Contingent deferred sales charges (note 2)	(2,857)	(6,465)	(3,869)	(3,636)	(36,506)	(18,799)	(9,708)	(12,778)
Adjustments to maintain reserves	(75)	345	(491)	(148)	(1,395)	(307)	(44)	160

Net equity transactions	(1,455,456)	(2,075,565)	1,094,094	505,479	81,174,295	9,121,308	(3,374,405)	(3,444,851)

Net change in contract owners’ equity	(1,193,639)	(1,643,082)	1,190,251	724,929	105,885,052	13,935,231	2,166,521	2,327
Contract owners’ equity beginning of period	5,094,760	6,737,842	2,697,907	1,972,978	25,823,909	11,888,678	14,034,749	14,032,422

Contract owners’ equity end of period	$3,901,121	5,094,760	3,888,158	2,697,907	131,708,961	25,823,909	16,201,270	14,034,749

CHANGES IN UNITS:
Beginning units	1,331,430	1,940,791	177,552	141,265	1,666,749	995,810	1,379,274	1,822,897

Units purchased	8	–	389,538	57,192	5,684,594	1,202,870	7	109
Units redeemed	(373,583)	(609,361)	(329,429)	(20,905)	(1,340,488)	(531,931)	(288,609)	(443,732)

Ending units	957,855	1,331,430	237,661	177,552	6,010,855	1,666,749	1,090,672	1,379,274

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JPMSTMidCap		MFSInvGrStS		MFSValS		MTBLgCapGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(165,678)	(287,370)	(397,889)	(331,679)	(316,138)	(213,467)	(8,334)	(8,062)
Realized gain (loss) on investments	1,619,404	905,442	823,474	99,913	1,153,328	842,183	2,042	(1,247)
Change in unrealized gain (loss) on investments	1,219,446	872,512	874,376	1,042,120	5,180,019	(51,873)	80,899	1,220
Reinvested capital gains	568,468	306,583	–	–	1,062,420	539,475	10,927	21,505

Net increase (decrease) in contract owners’ equity resulting from operations	3,241,640	1,797,167	1,299,961	810,354	7,079,629	1,116,318	85,534	13,416

Equity transactions:
Purchase payments received from contract owners (note 3)	554,312	1,842,920	1,711,149	7,263,404	9,182,536	10,359,466	57,489	320,810
Transfers between funds	(9,239,451)	19,917,909	(3,614,902)	656,486	22,713,479	3,788,380	9,274	674
Redemptions (note 3)	(4,284,738)	(4,535,042)	(1,199,193)	(856,335)	(2,389,512)	(1,395,721)	(21,986)	(16,951)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(9,021)	(9,157)	(1,935)	(1,453)	(2,607)	(1,066)	(178)	(159)
Contingent deferred sales charges (note 2)	(9,400)	(14,610)	(19,424)	(15,280)	(35,987)	(32,869)	(1,034)	(975)
Adjustments to maintain reserves	6,412	140	(2,064)	(1,579)	(1,892)	(1,272)	130	273

Net equity transactions	(12,981,886)	17,202,160	(3,126,369)	7,045,243	29,466,017	12,716,918	43,695	303,672

Net change in contract owners’ equity	(9,740,246)	18,999,327	(1,826,408)	7,855,597	36,545,646	13,833,236	129,229	317,088
Contract owners’ equity beginning of period	28,535,450	9,536,123	25,659,631	17,804,034	26,565,220	12,731,984	928,731	611,643

Contract owners’ equity end of period	$18,795,204	28,535,450	23,833,223	25,659,631	63,110,866	26,565,220	1,057,960	928,731

CHANGES IN UNITS:
Beginning units	2,326,240	837,806	1,866,912	1,330,865	1,732,243	871,754	87,319	58,138

Units purchased	318,837	2,818,398	208,199	755,718	2,577,829	1,439,621	7,864	32,213
Units redeemed	(1,316,200)	(1,329,964)	(432,323)	(219,671)	(843,695)	(579,132)	(3,802)	(3,032)

Ending units	1,328,877	2,326,240	1,642,788	1,866,912	3,466,377	1,732,243	91,381	87,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MTBLgCapV2		MTBAggGr2		MTBModGr2		MTBConGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,296)	(4,457)	4,136	186	1,414	380	93,712	11,992
Realized gain (loss) on investments	12,895	906	832	(581)	32	6	18,718	(16,373)
Change in unrealized gain (loss) on investments	76,080	31,924	17,228	1,585	1,046	(52)	161,103	(283,276)
Reinvested capital gains	96,192	60,470	8,607	–	1,188	–	412,969	496,030

Net increase (decrease) in contract owners’ equity resulting from operations	180,871	88,843	30,803	1,190	3,680	334	686,502	208,373

Equity transactions:
Purchase payments received from contract owners (note 3)	209,977	382,467	162,987	84,596	52,704	29,229	1,050,979	3,107,719
Transfers between funds	78,850	(598)	20,515	35,442	8,742	8,140	(7,108)	85,728
Redemptions (note 3)	(54,910)	(11,304)	(5,538)	(670)	(14,378)	(341)	(530,503)	(339,490)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(258)	(131)	–	–	(24)	–	(2,264)	(1,296)
Contingent deferred sales charges (note 2)	(2,305)	(209)	–	–	(40)	–	(10,505)	(10,934)
Adjustments to maintain reserves	103	(11)	(24)	1	–	(8)	438	321

Net equity transactions	231,457	370,214	177,940	119,369	47,004	37,020	501,037	2,842,048

Net change in contract owners’ equity	412,328	459,057	208,743	120,559	50,684	37,354	1,187,539	3,050,421
Contract owners’ equity beginning of period	1,038,567	579,510	120,559	–	37,354	–	7,392,704	4,342,283

Contract owners’ equity end of period	$1,450,895	1,038,567	329,302	120,559	88,038	37,354	8,580,243	7,392,704

CHANGES IN UNITS:
Beginning units	82,930	50,546	11,254	–	3,652	–	659,109	396,790

Units purchased	24,416	34,520	16,368	11,316	5,901	3,686	111,469	337,664
Units redeemed	(7,300)	(2,136)	(475)	(62)	(1,411)	(34)	(66,986)	(75,345)

Ending units	100,046	82,930	27,147	11,254	8,142	3,652	703,592	659,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTFasc		NBAMTGro		NBAMTGuard		NBAMTInt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(92,270)	(74,629)	(1,967,492)	(2,063,131)	(131,356)	(268,922)	(862,488)	(11,822)
Realized gain (loss) on investments	67,033	47,594	10,129,317	(1,115,304)	2,310,850	2,370,518	7,466	757
Change in unrealized gain (loss) on investments	83,801	108,893	9,405,193	20,393,604	(85,731)	(739,926)	14,735,128	285,005
Reinvested capital gains	155,936	24,817	–	–	–	–	1,031,768	39,739

Net increase (decrease) in contract owners’ equity resulting from operations	214,500	106,675	17,567,018	17,215,169	2,093,763	1,361,670	14,911,874	313,679

Equity transactions:
Purchase payments received from contract owners (note 3)	817,650	1,860,557	3,789,418	4,208,960	885,414	934,879	65,627,061	2,688,893
Transfers between funds	(26,948)	(115,683)	(8,108,009)	(6,342,369)	(1,468,153)	(1,605,444)	65,966,637	6,515,722
Redemptions (note 3)	(215,351)	(235,068)	(26,982,360)	(26,922,854)	(3,977,874)	(5,510,725)	(2,043,015)	(39,089)
Annuity benefits	–	–	(31,010)	(31,972)	(453)	(984)	–	–
Annual contract maintenance charges (note 2)	(525)	(362)	(91,783)	(104,683)	(9,911)	(11,748)	(1,629)	(23)
Contingent deferred sales charges (note 2)	(1,562)	(3,794)	(53,128)	(95,190)	(10,393)	(19,047)	(38,652)	(273)
Adjustments to maintain reserves	(575)	(415)	(1,406)	4,324	(73)	(113)	49,416	(100)

Net equity transactions	572,689	1,505,235	(31,478,278)	(29,283,784)	(4,581,443)	(6,213,182)	129,559,818	9,165,130

Net change in contract owners’ equity	787,189	1,611,910	(13,911,260)	(12,068,615)	(2,487,680)	(4,851,512)	144,471,692	9,478,809
Contract owners’ equity beginning of period	5,431,443	3,819,533	155,418,795	167,487,410	20,913,652	25,765,164	9,478,809	–

Contract owners’ equity end of period	$6,218,632	5,431,443	141,507,535	155,418,795	18,425,972	20,913,652	153,950,501	9,478,809

CHANGES IN UNITS:
Beginning units	361,496	257,470	4,407,773	5,418,656	1,777,747	2,342,770	816,611	–

Units purchased	87,673	154,642	397,865	400,081	204,625	434,701	10,735,147	843,911
Units redeemed	(49,838)	(50,616)	(1,297,798)	(1,410,964)	(582,758)	(999,724)	(614,959)	(27,300)

Ending units	399,331	361,496	3,507,840	4,407,773	1,399,614	1,777,747	10,936,799	816,611

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTLMat		NBAMTMCGrS		NBAMTPart		NBAMTRegS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,659,110	1,655,697	(133,144)	(124,071)	(1,383,664)	(836,393)	(100,761)	(15,112)
Realized gain (loss) on investments	(274,376)	(245,933)	609,512	534,603	12,769,951	5,518,247	100,437	4,891
Change in unrealized gain (loss) on investments	992,362	(1,394,290)	489,777	482,690	(13,120,113)	27,897,515	38,281	128,294
Reinvested capital gains	–	–	–	–	22,688,477	47,846	506,998	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,377,096	15,474	966,145	893,222	20,954,651	32,627,215	544,955	118,073

Equity transactions:
Purchase payments received from contract owners (note 3)	46,803,422	17,959,329	98,692	180,974	6,310,032	6,120,068	4,181,193	1,766,189
Transfers between funds	76,084,501	(4,563,103)	357,248	(239,839)	(8,858,499)	21,493,047	9,716,525	2,131,504
Redemptions (note 3)	(18,523,875)	(22,193,556)	(359,652)	(644,838)	(38,223,914)	(42,163,310)	(295,940)	(23,961)
Annuity benefits	(66,877)	(11,700)	–	–	(34,171)	(61,536)	–	–
Annual contract maintenance charges (note 2)	(29,152)	(32,581)	(1,134)	(1,145)	(90,305)	(97,829)	(444)	(25)
Contingent deferred sales charges (note 2)	(115,073)	(63,677)	(7,596)	(18,381)	(79,166)	(103,475)	(1,731)	(913)
Adjustments to maintain reserves	(3,634)	1,254	(383)	(385)	(1,282)	(11,232)	(814)	(106)

Net equity transactions	104,149,312	(8,904,034)	87,175	(723,614)	(40,977,305)	(14,824,267)	13,598,789	3,872,688

Net change in contract owners’ equity	108,526,408	(8,888,560)	1,053,320	169,608	(20,022,654)	17,802,948	14,143,744	3,990,761
Contract owners’ equity beginning of period	116,836,319	125,724,879	7,966,901	7,797,293	225,318,218	207,515,270	3,990,761	–

Contract owners’ equity end of period	$225,362,727	116,836,319	9,020,221	7,966,901	205,295,564	225,318,218	18,134,505	3,990,761

CHANGES IN UNITS:
Beginning units	8,471,408	8,511,968	497,419	543,076	7,134,701	7,656,207	345,932	–

Units purchased	13,657,777	2,937,791	116,401	126,588	782,410	1,607,568	1,419,257	368,224
Units redeemed	(2,728,306)	(2,978,351)	(111,010)	(172,245)	(2,050,023)	(2,129,074)	(324,828)	(22,292)

Ending units	19,400,879	8,471,408	502,810	497,419	5,867,088	7,134,701	1,440,361	345,932

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMSocRes		OppGlSec3		OppGlSec4		OppBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,846,764)	(277,427)	(376,095)	(302,622)	(518,084)	(409,727)	1,250,830	757,006
Realized gain (loss) on investments	71,171	393,090	2,801,485	2,014,628	4,003,610	522,952	598,802	1,571,881
Change in unrealized gain (loss) on investments	17,863,233	1,002,264	8,444,284	9,820,004	4,355,053	7,460,487	3,992,333	(4,454,590)
Reinvested capital gains	884,270	52,372	5,690,652	–	4,426,282	–	6,974,232	6,068,433

Net increase (decrease) in contract owners’ equity resulting from operations	16,971,910	1,170,299	16,560,326	11,532,010	12,266,861	7,573,712	12,816,197	3,942,730

Equity transactions:
Purchase payments received from contract owners (note 3)	92,995,135	9,720,405	13,087,967	13,706,619	24,720,041	26,099,813	4,019,104	4,960,047
Transfers between funds	92,986,867	11,466,212	8,819,694	11,503,678	(12,088,852)	13,585,381	(6,688,744)	1,250,086
Redemptions (note 3)	(3,912,510)	(806,716)	(17,366,251)	(16,696,300)	(3,810,335)	(2,619,209)	(27,377,382)	(30,264,215)
Annuity benefits	–	–	(14,436)	(7,118)	–	–	(18,390)	(28,479)
Annual contract maintenance charges (note 2)	(6,097)	(2,456)	(41,627)	(36,339)	(8,403)	(4,509)	(64,436)	(77,477)
Contingent deferred sales charges (note 2)	(73,800)	(12,009)	(71,652)	(78,583)	(75,695)	(43,490)	(51,060)	(63,850)
Adjustments to maintain reserves	(7,806)	(1,436)	(1,134)	3,646	(3,614)	(1,636)	115	(1,825)

Net equity transactions	181,981,789	20,364,000	4,412,561	8,395,603	8,733,142	37,016,350	(30,180,793)	(24,225,713)

Net change in contract owners’ equity	198,953,699	21,534,299	20,972,887	19,927,613	21,000,003	44,590,062	(17,364,596)	(20,282,983)
Contract owners’ equity beginning of period	33,095,968	11,561,669	100,293,179	80,365,566	73,470,008	28,879,946	155,219,888	175,502,871

Contract owners’ equity end of period	$232,049,667	33,095,968	121,266,066	100,293,179	94,470,011	73,470,008	137,855,292	155,219,888

CHANGES IN UNITS:
Beginning units	2,318,131	851,027	5,308,749	4,802,654	5,674,152	2,505,064	5,647,775	6,601,220

Units purchased	13,198,217	1,989,434	1,580,530	2,038,186	2,760,014	4,081,037	247,586	469,127
Units redeemed	(948,746)	(522,330)	(1,364,633)	(1,532,091)	(2,129,774)	(911,949)	(1,371,481)	(1,422,572)

Ending units	14,567,602	2,318,131	5,524,646	5,308,749	6,304,392	5,674,152	4,523,880	5,647,775

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppCapAp		OppCapApS		OppBdFd		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,022,239)	(452,581)	(869,374)	(479,669)	5,131,960	6,128,568	(820,559)	(809,964)
Realized gain (loss) on investments	10,711,325	11,795,293	891,357	697,608	(371,689)	(418,700)	32,888,573	28,460,950
Change in unrealized gain (loss) on investments	(3,008,832)	(7,528,707)	3,574,841	1,912,673	(297,292)	(3,868,180)	(4,020,288)	9,143,589
Reinvested capital gains	–	–	–	–	–	–	16,748,798	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,680,254	3,814,005	3,596,824	2,130,612	4,462,979	1,841,688	44,796,524	36,794,575

Equity transactions:
Purchase payments received from contract owners (note 3)	5,320,567	6,458,722	8,052,827	16,888,633	3,570,240	4,789,070	–	5,487
Transfers between funds	(10,663,821)	(14,127,381)	(4,793,449)	630,576	(2,568,922)	(2,811,009)	(13,070,042)	(12,940,443)
Redemptions (note 3)	(23,301,131)	(26,315,862)	(3,747,086)	(3,314,566)	(24,748,251)	(33,511,357)	(53,302,671)	(63,462,987)
Annuity benefits	(27,271)	(32,722)	–	–	(12,493)	(45,049)	(43,850)	(75,205)
Annual contract maintenance charges (note 2)	(64,375)	(79,349)	(7,430)	(6,733)	(53,118)	(66,040)	(117,849)	(135,881)
Contingent deferred sales charges (note 2)	(79,686)	(125,939)	(74,432)	(73,763)	(46,595)	(77,101)	(85,997)	(149,846)
Adjustments to maintain reserves	(266)	2,543	(3,984)	(2,779)	3,309	(22,007)	4,272	(7,603)

Net equity transactions	(28,815,983)	(34,219,988)	(573,554)	14,121,368	(23,855,830)	(31,743,493)	(66,616,137)	(76,766,478)

Net change in contract owners’ equity	(22,135,729)	(30,405,983)	3,023,270	16,251,980	(19,392,851)	(29,901,805)	(21,819,613)	(39,971,903)
Contract owners’ equity beginning of period	121,773,420	152,179,403	61,055,416	44,803,436	135,415,205	165,317,010	316,182,727	356,154,630

Contract owners’ equity end of period	$99,637,691	121,773,420	64,078,686	61,055,416	116,022,354	135,415,205	294,363,114	316,182,727

CHANGES IN UNITS:
Beginning units	7,865,933	10,200,109	4,173,108	3,161,586	6,433,177	8,037,160	8,956,758	11,400,256

Units purchased	619,129	1,757,681	866,201	2,015,916	412,354	514,781	–	–
Units redeemed	(2,447,904)	(4,091,857)	(909,446)	(1,004,394)	(1,579,780)	(2,118,764)	(1,791,093)	(2,443,498)

Ending units	6,037,158	7,865,933	4,129,863	4,173,108	5,265,751	6,433,177	7,165,665	8,956,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSecS		OppHighInc		OppHighIncS		OppMSt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(124,141)	(121,505)	(3,991)	–	2,391,091	1,631,723	(47,270)	23,206
Realized gain (loss) on investments	743,597	599,114	2,432	–	(97,084)	(782,015)	1,773,554	1,814,860
Change in unrealized gain (loss) on investments	1,316,446	1,966,157	39,501	–	724,880	(601,406)	1,860,960	(564,315)
Reinvested capital gains	1,203,577	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,139,479	2,443,766	37,942	–	3,018,887	248,302	3,587,244	1,273,751

Equity transactions:
Purchase payments received from contract owners (note 3)	–	441	15,468	–	6,678,184	10,262,631	2,073,565	2,150,268
Transfers between funds	(2,025,595)	(2,521,853)	901,175	–	(337,721)	(1,887,208)	64,235	(1,040,113)
Redemptions (note 3)	(1,060,555)	(907,799)	(29,532)	–	(4,320,931)	(2,768,049)	(5,722,488)	(6,202,146)
Annuity benefits	–	–	–	–	(2,988)	–	(5,239)	(4,940)
Annual contract maintenance charges (note 2)	(2,218)	(2,631)	(94)	–	(3,253)	(2,613)	(15,876)	(17,515)
Contingent deferred sales charges (note 2)	(20,626)	(16,560)	(1)	–	(71,581)	(42,767)	(27,417)	(35,693)
Adjustments to maintain reserves	(807)	(561)	(4)	–	(2,090)	(1,805)	(152)	442

Net equity transactions	(3,109,801)	(3,448,963)	887,012	–	1,939,620	5,560,189	(3,633,372)	(5,149,697)

Net change in contract owners’ equity	29,678	(1,005,197)	924,954	–	4,958,507	5,808,491	(46,128)	(3,875,946)
Contract owners’ equity beginning of period	22,094,897	23,100,094	–	–	39,502,363	33,693,872	29,132,598	33,008,544

Contract owners’ equity end of period	$22,124,575	22,094,897	924,954	–	44,460,870	39,502,363	29,086,470	29,132,598

CHANGES IN UNITS:
Beginning units	1,118,144	1,316,404	–	–	3,038,153	2,601,130	3,231,392	3,830,214

Units purchased	239	19	94,439	–	2,027,069	3,887,970	594,621	567,018
Units redeemed	(150,395)	(198,279)	(6,472)	–	(1,884,813)	(3,450,947)	(984,167)	(1,165,840)

Ending units	967,988	1,118,144	87,967	–	3,180,409	3,038,153	2,841,846	3,231,392

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMStS		OppMStSCap		OppMStSCapS		OppMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,528,476)	(212,761)	(8,504)	–	(705,070)	(241,714)	(305,748)	(345,309)
Realized gain (loss) on investments	–	167,095	(1,712)	–	836,351	162,767	3,164,559	1,976,026
Change in unrealized gain (loss) on investments	19,680,869	1,877,496	137,198	–	3,887,706	1,149,880	(2,431,174)	782,075
Reinvested capital gains	–	–	–	–	861,082	360,742	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	18,152,393	1,831,830	126,982	–	4,880,069	1,431,675	427,637	2,412,792

Equity transactions:
Purchase payments received from contract owners (note 3)	86,721,062	14,522,054	75,812	–	27,013,830	6,234,311	1,990,210	1,997,607
Transfers between funds	81,234,646	8,234,673	2,122,494	–	19,741,710	1,298,105	(6,645,482)	2,409,538
Redemptions (note 3)	(5,705,191)	(1,976,344)	(47,095)	–	(1,837,853)	(758,174)	(5,246,648)	(5,782,714)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(7,209)	(4,441)	(155)	–	(3,373)	(2,085)	(16,944)	(19,828)
Contingent deferred sales charges (note 2)	(112,644)	(49,302)	(57)	–	(43,621)	(12,942)	(28,047)	(40,755)
Adjustments to maintain reserves	(9,185)	(2,462)	(16)	–	(2,851)	(670)	(217)	172

Net equity transactions	162,121,479	20,724,178	2,150,983	–	44,867,842	6,758,545	(9,947,128)	(1,435,980)

Net change in contract owners’ equity	180,273,872	22,556,008	2,277,965	–	49,747,911	8,190,220	(9,519,491)	976,812
Contract owners’ equity beginning of period	55,729,762	33,173,754	–	–	21,104,247	12,914,027	28,985,432	28,008,620

Contract owners’ equity end of period	$236,003,634	55,729,762	2,277,965	–	70,852,158	21,104,247	19,465,941	28,985,432

CHANGES IN UNITS:
Beginning units	3,831,295	2,371,195	–	–	1,105,896	731,026	4,765,383	5,103,889

Units purchased	11,493,472	1,854,727	257,275	–	2,703,482	536,160	1,008,584	2,237,981
Units redeemed	(915,262)	(394,627)	(29,610)	–	(504,378)	(161,290)	(2,626,603)	(2,576,487)

Ending units	14,409,505	3,831,295	227,665	–	3,305,000	1,105,896	3,147,364	4,765,383

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PioSmCapV2		PioSmCapV		PVTGroInc		PVTIntEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,025	(3,795)	(6,281)	–	(4,912)	(7,549)	(14,526)	1,281
Realized gain (loss) on investments	(155,622)	15,698	(4,050)	–	259,374	141,833	31,067	58,829
Change in unrealized gain (loss) on investments	(151,881)	97,910	68,855	–	675,415	213,822	351,798	84,494
Reinvested capital gains	333,283	575	42,374	–	209,015	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,805	110,388	100,898	–	1,138,892	348,106	368,339	144,604

Equity transactions:
Purchase payments received from contract owners (note 3)	175,187	102,228	11,604	–	121,759	2,194,635	–	–
Transfers between funds	(1,439,840)	534,863	1,383,266	–	(706,154)	332,482	(29,481)	(368,821)
Redemptions (note 3)	(2,723)	(28,729)	(153,979)	–	(728,783)	(525,240)	(62,235)	(122,206)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(56)	(64)	(62)	–	(1,246)	(1,114)	(150)	(175)
Contingent deferred sales charges (note 2)	–	–	–	–	(12,362)	(13,324)	(1,073)	(3,962)
Adjustments to maintain reserves	(17)	(68)	(19)	–	(715)	(535)	(234)	(161)

Net equity transactions	(1,267,449)	608,230	1,240,810	–	(1,327,501)	1,986,904	(93,173)	(495,325)

Net change in contract owners’ equity	(1,237,644)	718,618	1,341,708	–	(188,609)	2,335,010	275,166	(350,721)
Contract owners’ equity beginning of period	1,237,644	519,026	–	–	8,937,063	6,602,053	1,485,977	1,836,698

Contract owners’ equity end of period	$–	1,237,644	1,341,708	–	8,748,454	8,937,063	1,761,143	1,485,977

CHANGES IN UNITS:
Beginning units	80,124	38,238	–	–	644,011	491,760	92,906	126,817
Units purchased	30,999	55,835	142,795	–	46,906	244,705	–	–
Units redeemed	(111,123)	(13,949)	(18,647)	–	(139,314)	(92,454)	(5,368)	(33,911)

Ending units	–	80,124	124,148	–	551,603	644,011	87,538	92,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVTVoyII		TRoeBlChip2		TRowEqInc2		TRowLtdTBd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(43,005)	(32,709)	(174,205)	(25,952)	(8,384)	22,910	130,158	18,954
Realized gain (loss) on investments	95,509	56,471	130,049	12,982	44,978	1,577	(6,691)	(1,629)
Change in unrealized gain (loss) on investments	35,601	135,681	1,536,062	228,429	3,857,050	(313,305)	47,408	(10,973)
Reinvested capital gains	–	–	–	–	1,294,029	510,443	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	88,105	159,443	1,491,906	215,459	5,187,673	221,625	170,875	6,352

Equity transactions:
Purchase payments received from contract owners (note 3)	37,816	641,460	8,736,935	4,691,958	21,170,874	9,225,205	5,001,933	3,547,765
Transfers between funds	(519,877)	(217,446)	6,123,422	1,889,664	15,340,205	4,319,107	1,364,625	(510,548)
Redemptions (note 3)	(289,662)	(266,841)	(613,356)	(120,726)	(1,014,358)	(193,713)	(305,605)	(62,732)
Annuity benefits	–	–	–	–	(670)	–	–	–
Annual contract maintenance charges (note 2)	(498)	(467)	(718)	(12)	(1,554)	(69)	(207)	–
Contingent deferred sales charges (note 2)	(5,915)	(3,673)	(5,020)	(19)	(9,775)	(3,366)	(935)	(3,356)
Adjustments to maintain reserves	(366)	(459)	(1,057)	(202)	(1,739)	(305)	(1,064)	(303)

Net equity transactions	(778,502)	152,574	14,240,206	6,460,663	35,482,983	13,346,859	6,058,747	2,970,826

Net change in contract owners’ equity	(690,397)	312,017	15,732,112	6,676,122	40,670,656	13,568,484	6,229,622	2,977,178
Contract owners’ equity beginning of period	3,456,648	3,144,631	6,676,122	–	13,568,484	–	2,977,178	–

Contract owners’ equity end of period	$2,766,251	3,456,648	22,408,234	6,676,122	54,239,140	13,568,484	9,206,800	2,977,178

CHANGES IN UNITS:
Beginning units	276,236	261,001	596,546	–	1,288,795	–	297,273	–

Units purchased	47,677	92,357	1,577,178	642,389	3,549,455	1,368,433	800,442	425,058
Units redeemed	(110,697)	(77,122)	(313,156)	(45,843)	(425,933)	(79,638)	(200,380)	(127,785)

Ending units	213,216	276,236	1,860,568	596,546	4,412,317	1,288,795	897,335	297,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldBdR1		VEWrldBd		VEWrldEMktR1		VEWrldEMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$475,515	320,862	1,829,223	1,984,463	(159,197)	(76,208)	(280,134)	(175,050)
Realized gain (loss) on investments	(233,304)	31,427	(577,963)	363,585	1,523,556	1,018,667	5,020,480	4,113,344
Change in unrealized gain (loss) on investments	138,245	(647,553)	(88,888)	(3,779,609)	3,126,469	1,904,001	4,165,084	6,093,153
Reinvested capital gains	–	–	–	–	1,655,963	–	4,059,314	–

Net increase (decrease) in contract owners’ equity resulting from operations	380,456	(295,264)	1,162,372	(1,431,561)	6,146,791	2,846,460	12,964,744	10,031,447

Equity transactions:
Purchase payments received from contract owners (note 3)	598,469	831,072	1,016	2,166	1,385,845	1,259,829	10,392	24,936
Transfers between funds	762,085	2,517,663	(1,510,207)	(1,877,467)	5,733,378	5,767,907	(3,827,441)	(2,959,728)
Redemptions (note 3)	(971,018)	(1,585,830)	(4,655,526)	(5,487,243)	(2,646,848)	(1,915,875)	(6,129,821)	(7,279,534)
Annuity benefits	–	–	(2,378)	(15,028)	(1,583)	(1,222)	(8,187)	(7,965)
Annual contract maintenance charges (note 2)	(1,882)	(1,707)	(11,864)	(16,194)	(6,277)	(4,010)	(18,601)	(19,920)
Contingent deferred sales charges (note 2)	(3,254)	(3,469)	(7,972)	(14,200)	(8,113)	(4,809)	(18,699)	(21,853)
Adjustments to maintain reserves	(49)	(103)	648	(11,711)	76	97	1,461	702

Net equity transactions	384,351	1,757,626	(6,186,283)	(7,419,677)	4,456,478	5,101,917	(9,990,896)	(10,263,362)

Net change in contract owners’ equity	764,807	1,462,362	(5,023,911)	(8,851,238)	10,603,269	7,948,377	2,973,848	(231,915)
Contract owners’ equity beginning of period	6,998,382	5,536,020	27,009,875	35,861,113	14,422,738	6,474,361	39,427,440	39,659,355

Contract owners’ equity end of period	$7,763,189	6,998,382	21,985,964	27,009,875	25,026,007	14,422,738	42,401,288	39,427,440

CHANGES IN UNITS:
Beginning units	653,908	494,491	1,440,459	1,831,299	877,819	513,201	2,663,102	3,491,296

Units purchased	335,216	419,148	54	–	807,066	918,165	28	–
Units redeemed	(298,190)	(259,731)	(333,340)	(390,840)	(578,451)	(553,547)	(583,413)	(828,194)

Ending units	690,934	653,908	1,107,173	1,440,459	1,106,434	877,819	2,079,717	2,663,102

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldHAsR1		VEWrldHAs		VKCorPlus		VKCorPlus2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(445,366)	(197,893)	(637,107)	(434,388)	3,055	–	1,193,567	206,177
Realized gain (loss) on investments	5,498,525	1,464,932	7,290,360	5,151,095	(5,881)	–	(400)	3,563
Change in unrealized gain (loss) on investments	(1,083,256)	5,623,795	817,332	13,522,689	20,028	–	328,513	2,763
Reinvested capital gains	1,932,012	–	2,999,882	–	1,099	–	306,481	85,092

Net increase (decrease) in contract owners’ equity resulting from operations	5,901,915	6,890,834	10,470,467	18,239,396	18,301	–	1,828,161	297,595

Equity transactions:
Purchase payments received from contract owners (note 3)	2,065,709	1,531,360	17,406	7,378	45,355	–	46,844,551	7,031,021
Transfers between funds	2,321,399	14,497,498	(4,549,961)	(3,301,557)	1,369,635	–	46,098,453	5,758,142
Redemptions (note 3)	(5,508,611)	(3,238,875)	(7,213,857)	(7,102,853)	(16,757)	–	(2,264,744)	(647,607)
Annuity benefits	(1,644)	(1,295)	(8,175)	(6,897)	–	–	–	–
Annual contract maintenance charges (note 2)	(10,616)	(5,637)	(21,176)	(21,674)	(86)	–	(1,882)	(700)
Contingent deferred sales charges (note 2)	(9,717)	(7,128)	(14,404)	(11,498)	–	–	(35,165)	(8,692)
Adjustments to maintain reserves	(226)	332	2,845	3,160	(24)	–	(5,007)	(975)

Net equity transactions	(1,143,706)	12,776,255	(11,787,322)	(10,433,941)	1,398,123	–	90,636,206	12,131,189

Net change in contract owners’ equity	4,758,209	19,667,089	(1,316,855)	7,805,455	1,416,424	–	92,464,367	12,428,784
Contract owners’ equity beginning of period	28,971,878	9,304,789	50,038,192	42,232,737	–	–	20,680,370	8,251,586

Contract owners’ equity end of period	$33,730,087	28,971,878	48,721,337	50,038,192	1,416,424	–	113,144,737	20,680,370

CHANGES IN UNITS:
Beginning units	1,551,985	746,021	1,699,058	2,157,026	–	–	1,959,026	797,097

Units purchased	1,192,380	1,653,937	1,196	–	171,065	–	9,356,263	1,335,234
Units redeemed	(1,274,146)	(847,973)	(359,270)	(457,968)	(34,971)	–	(742,688)	(173,305)

Ending units	1,470,219	1,551,985	1,340,984	1,699,058	136,094	–	10,572,601	1,959,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKEmMkt		VKEmMkt2		VKUSRealEst		VKUSRealEst2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$771,102	873,890	171,857	169,669	(492,343)	(224,950)	(515,975)	(213,936)
Realized gain (loss) on investments	168,220	211,783	(15,020)	(15,386)	19,553,508	18,249,203	5,011,279	1,910,125
Change in unrealized gain (loss) on investments	(267,286)	58,642	4,511	70,779	29,064,115	2,788,992	17,752,662	5,239,548
Reinvested capital gains	198,048	224,689	45,299	45,227	12,898,400	4,922,427	5,982,846	1,532,785

Net increase (decrease) in contract owners’ equity resulting from operations	870,084	1,369,004	206,647	270,289	61,023,680	25,735,672	28,230,812	8,468,522

Equity transactions:
Purchase payments received from contract owners (note 3)	89	–	–	–	7,009,648	6,437,876	24,243,217	22,439,002
Transfers between funds	(1,271,160)	(1,342,236)	(212,492)	(866,086)	(12,693)	(589,719)	931,702	(3,177,939)
Redemptions (note 3)	(2,709,903)	(2,947,737)	(172,118)	(162,837)	(33,197,542)	(35,486,597)	(5,359,922)	(3,636,463)
Annuity benefits	–	(9,826)	–	–	(9,881)	(30,115)	(5,605)	(845)
Annual contract maintenance charges (note 2)	(5,696)	(7,531)	(342)	(437)	(75,427)	(75,127)	(10,423)	(6,826)
Contingent deferred sales charges (note 2)	(4,951)	(11,048)	(2,809)	(4,405)	(84,899)	(107,279)	(102,988)	(88,753)
Adjustments to maintain reserves	16	2,118	(366)	(109)	6,282	72,132	(2,189)	(1,159)

Net equity transactions	(3,991,605)	(4,316,260)	(388,127)	(1,033,874)	(26,364,512)	(29,778,829)	19,693,792	15,527,017

Net change in contract owners’ equity	(3,121,521)	(2,947,256)	(181,480)	(763,585)	34,659,168	(4,043,157)	47,924,604	23,995,539
Contract owners’ equity beginning of period	12,534,982	15,482,238	2,577,975	3,341,560	183,682,293	187,725,450	68,802,572	44,807,033

Contract owners’ equity end of period	$9,413,461	12,534,982	2,396,495	2,577,975	218,341,461	183,682,293	116,727,176	68,802,572

CHANGES IN UNITS:
Beginning units	725,492	992,232	171,015	246,266	4,368,496	5,160,818	3,310,194	2,479,086

Units purchased	5	–	878	813	829,233	1,104,200	2,036,989	1,900,386
Units redeemed	(227,339)	(266,740)	(26,357)	(76,064)	(1,387,028)	(1,896,522)	(1,201,722)	(1,069,278)

Ending units	498,158	725,492	145,536	171,015	3,810,701	4,368,496	4,145,461	3,310,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VicDivrStk		WFDisc		WFLrgCoGro		WFMnMrkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(9,916)	(9,056)	(933,893)	(961,411)	(2,756)	(1,469)	2,359	723
Realized gain (loss) on investments	25,142	3,561	3,595,515	1,565,298	194	(85)	–	–
Change in unrealized gain (loss) on investments	70,173	57,946	5,897,547	(3,114,203)	2,873	10,014	–	–
Reinvested capital gains	24,629	–	–	6,905,488	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	110,028	52,451	8,559,169	4,395,172	311	8,460	2,359	723

Equity transactions:
Purchase payments received from contract owners (note 3)	123,893	294,765	1,176,127	1,199,076	1,400	73,423	15,051,627	10,328,758
Transfers between funds	(40,527)	61,584	(940,787)	(2,420,398)	–	33,583	(13,968,889)	(8,472,986)
Redemptions (note 3)	(81,832)	(48,144)	(10,351,662)	(12,056,562)	(2,248)	(714)	(1,079,077)	(1,845,926)
Annuity benefits	–	–	(14,023)	(14,389)	–	–	–	–
Annual contract maintenance charges (note 2)	(199)	(151)	(35,066)	(39,572)	(42)	(4)	–	–
Contingent deferred sales charges (note 2)	(1,263)	(3,444)	(17,066)	(29,605)	(45)	–	–	–
Adjustments to maintain reserves	(98)	(13)	(392,909)	6,689	(26)	(2)	337	129

Net equity transactions	(26)	304,597	(10,575,386)	(13,354,761)	(961)	106,286	3,998	9,975

Net change in contract owners’ equity	110,002	357,048	(2,016,217)	(8,959,589)	(650)	114,746	6,357	10,698
Contract owners’ equity beginning of period	859,735	502,687	70,754,053	79,713,642	137,863	23,117	10,698	–

Contract owners’ equity end of period	$969,737	859,735	68,737,836	70,754,053	137,213	137,863	17,055	10,698

CHANGES IN UNITS:
Beginning units	64,852	40,476	2,486,339	3,008,430	13,234	2,297	1,058	–

Units purchased	9,226	28,988	148,193	172,979	135	11,009	1,683,830	1,081,962
Units redeemed	(8,757)	(4,612)	(495,902)	(695,070)	(226)	(72)	(1,683,253)	(1,080,904)

Ending units	65,321	64,852	2,138,630	2,486,339	13,143	13,234	1,635	1,058

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WFOpp		WFTotRetBd
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(4,650,382)	(5,234,477)	691	37
Realized gain (loss) on investments	3,746,830	(9,259,002)	(2)	–
Change in unrealized gain (loss) on investments	(1,783,769)	37,584,286	(124)	130
Reinvested capital gains	37,907,571	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	35,220,250	23,090,807	565	167

Equity transactions:
Purchase payments received from contract owners (note 3)	7,927,891	9,940,417	–	–
Transfers between funds	(20,188,624)	(21,710,516)	–	21,250
Redemptions (note 3)	(61,448,279)	(71,270,473)	–	–
Annuity benefits	(56,229)	(78,638)	–	–
Annual contract maintenance charges (note 2)	(164,013)	(196,177)	–	–
Contingent deferred sales charges (note 2)	(132,291)	(213,228)	–	–
Adjustments to maintain reserves	377,238	3,613	(3)	2

Net equity transactions	(73,684,307)	(83,525,002)	(3)	21,252

Net change in contract owners’ equity	(38,464,057)	(60,434,195)	562	21,419
Contract owners’ equity beginning of period	373,720,329	434,154,524	21,419	–

Contract owners’ equity end of period	$335,256,272	373,720,329	21,981	21,419

CHANGES IN UNITS:
Beginning units	8,710,393	10,844,850	2,116	–

Units purchased	239,865	328,146	–	2,116
Units redeemed	(1,944,589)	(2,462,603)	–	–

Ending units	7,005,669	8,710,393	2,116	2,116

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2)

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2)

Alger American Balanced Portfolio – Class S Shares (AlgerBal)

Alger American Mid Cap Growth Portfolio – Class S Shares (AlgMidCapGr)

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio –

        Class B (AlGrIncB)

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio –

        Class B (AlSmMdCpB)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)

    American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class II (ACVPIncGr2)

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – International Fund – Class II (ACVPInt2)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

    American Century Variable Portfolios Inc. – International Fund – Class IV (ACVPInt4)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class II (ACVPUltra2)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – Value Fund – Class II (ACVPVal2)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista1)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class II (ACVPVista2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the American Funds Insurance Series®;

    American Funds Insurance Series®– Growth Fund – Class 1 (AmerGro)

    American Funds Insurance Series®– High-Income Bond Fund – Class 1 (AmerHiInc)

    American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund –

        Class 1 (AmerUSGvt)

Portfolios of the BB&T Variable Insurance Funds;

    BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund (BBTCapMgr)*

    BB&T Variable Insurance Funds – BB&T VIF Large Cap (BBTLgCapV)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Cap Value Fund)*

    BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth (BBTLgCapGr)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Company Growth Fund)*

    BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund (BBTMdCapGr)*

Charles Schwab Money Market Portfolio (ChScMM)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – European Equity Portfolio (DryEuroEq)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Dreyfus Stock Index Fund Inc. – Service Shares (DryStklxS)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS)

    Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS)

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

    Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R (FidVIPOvR)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 (FidVIPOvS2)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class 2 (FidVIPIGBdS2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio –

        Initial Class (FidVIPGrOp)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio –

            Service Class 2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class 2 (FidVIPFree10S2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class 2 (FidVIPFree20S2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class (FidVIPFree30S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class 2 (FidVIPFree30S2)

Portfolio of the Financial Investors Variable Insurance Trust;

    Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust –

        Franklin Income Securities Fund – Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust –

        Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

    Franklin Templeton Variable Insurance Products Trust –

        Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Emerging Markets Fund – Class II (GVITEmMrkts2)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8)

    Gartmore GVIT – Global Financial Services Fund – Class II (GVITGlFin2)

    Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3)

    Gartmore GVIT – Global Health Sciences Fund – Class II (GVITGlHlth2)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Health Sciences Fund – Class VI (GVITGlHlth6)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class II (GVITGlTech2)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Global Technology and Communications Fund – Class VI (GVITGlTech6)

    Gartmore GVIT – Global Utilities Fund – Class II (GVITGlUtl2)

    Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Growth Fund – Class II (GVITMdCpGr2)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2)

    Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2)

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I (GVITTGroFoc)*

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III (GVITTGroFoc3)*

    Gartmore GVIT – U.S. Growth Leaders Fund – Class II (GVITUSGro2)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II (GVITVKVal2)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

        (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the JPMorgan Insurance Trust;

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Balanced Portfolio 1 (JPMBal)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio 1 (JPMCBond)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Bond Portfolio 1)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Equity Portfolio 1 (JPMDivEq)*

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Growth Portfolio 1)*

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Value Portfolio 1)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Equity Index Portfolio 1 (JPMEqIndx)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Government Bond Portfolio 1 (JPMGvtBd)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (JPMMidCap)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Diversified Mid Cap Portfolio 1)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Large Cap Growth Portfolio 1 (JPMLgCapGr)*

Portfolio of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)

    MFS Variable Insurance Trust – Value Series – Service Class (MFSValS)

Portfolios of the MTB Group of Funds;

    MTB Large Cap Growth Fund II (MTBLgCapGr2)

    MTB Large Cap Value Fund II (MTBLgCapV2)

    MTB Managed Allocation Fund – Aggressive Growth II (MTBAggGr2)

    MTB Managed Allocation Fund – Conservative Growth II (MTBConGr2)

    MTB Managed Allocation Fund – Moderate Growth II (MTBModGr2)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro)

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

        Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        S Class Shares (NBAMTMCGrS)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA –

        Non-Service Shares (OppBal)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Service Class (OppCapApS)

    Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA –

        Non-Service Shares (OppBdFd)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Bond Fund/VA – Initial Class)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Service Class (OppGlSecS)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Service Class (OppHighIncS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Fund/VA –

        Service Class (OppMStS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Small Cap Fund/VA –

        Service Class (OppMStSCapS)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

        Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Pioneer Small Cap Value II VCT Portfolio – Class I (PioSmCapV2)*

Pioneer Small Cap Value VCT Portfolio – Class I (PioSmCapV)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq)

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII)

Portfolio of the Strong Variable Insurance Funds Inc.;

    Strong Variable Insurance Funds Inc. – Strong International Stock Fund II (StIntStk2)*

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1 (VEWrldBdR1)

    Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class II (VKCorPlus2)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class II (VKEmMkt2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class II (VKUSRealEst2)

Portfolio of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Morgan Stanley Real Estate Securities Fund (VKRealEstSec)*

Portfolios of the Victory Variable Insurance Funds;

    Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk)

    Victory Variable Insurance Funds – Investment Quality Bond Fund Class A Shares (VicInvQBd)*

    Victory Variable Insurance Funds – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Asset Allocation Fund (WFAsAlloc)*

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Discovery FundSM (WFDisc)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Large Company Growth Fund (WFLrgCoGro)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Money Market Fund (WFMnMrkt)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Opportunity FundSM (WFOpp)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Small Cap Growth Fund (WFSmCapGr)*

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Total Return Bond Fund (WFTotRetBd)

*At December 31, 2006, contract owners were not invested in the fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount surrendered. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account –II Options	BOA IV	America’s Vision	NEBA	America’s Future II	All American Gold	Achiever	Future Venue	Exclusive Venue	Elite Venue	Choice Venue II	Schwab
Variable Account Charges – Recurring	1.30%	1.40%	0.80%	1.15%	1.15%	1.55%	1.10%	1.60%	1.75%	1.50%	0.95%
CDSC Options:
Four Year CDSC	–	–	–	0.25%	0.25%	0.20%	–	–	–	–	–
No CDSC	–	–	–	0.30%	0.30%	0.25%	–	–	–	–	–
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	–	–	–	0.20%(2)	0.20%(2)	–	0.15%(3)	–	–	–	–
One-Year Enhanced	–	–	–	0.10%(4)	0.10%(4)	–	0.10%(4)	–	–	–	0.10%
One-Month Enhanced II	–	–	–	–	–	–	0.35%(3)	0.20%(2)	0.20%(2)	0.20%(2)	–
One-Month Enhanced	–	–	–	–	0.35%(2)	0.20%(2)	0.30%(6)	0.20%(6)	0.20%(6)	0.20%(6)	–
Combination Enhanced II	–	–	–	–	–	–	0.45%(3)	0.35%(2)	0.35%(2)	0.35%(2)	–
Combination Enhanced	–	–	–	–	0.40%(5)	0.30%(5)	0.40%(7)	0.30%(7)	0.30%(7)	0.30%(7)	0.40%
Spousal Protection Annuity Option:
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Annuity Option II	–	–	–	–	–	–	0.20%(3)	–	–	–	–
Spousal Protection Annuity Option	–	–	–	–	–	–	0.10%(8)	0.20%	0.20%	0.20%	–
Beneficiary Protector II Option	–	–	–	–	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Capital Preservation Plus Option	–	–	–	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Spousal Continuation Benefit Option	–	–	–	0.15%	0.15%	0.15%	0.15%	–	0.15%	0.15%	–
Extra Value Option (EV):
Fee assessed to assets of the
variable account and to
allocations made to the fixed
account or guaranteed term
options in exchange for application
of Extra Value Credit of purchase
payments made during the first
12 months contract is in force.

3% Extra Value Credit Option	–	–	–	0.30%	0.45%(9)	0.10%	0.45%	–	–	–	–
4% Extra Value Credit Option	–	–	–	0.40%	–	0.25%	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	0.70%(2)	0.45%(10)	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	–	0.55%(11)	–	–	–	–	–

Maximum Variable Account Charges(1):	1.30%	1.40%	0.80%	3.20%	4.00%	4.15%	3.70%	3.00%	3.80%	3.55%	2.20%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	Available beginning May 1, 2004 or a later date if state law requires.
(3	Available beginning September 1, 2004 or a later date if state law requires.
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option.
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option.
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option.
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option.
(8)	Available until state approval is received for the Spousal Protection Annuity II Option.
(9)	Available until state approval is received for the 5% Extra Value Option.
(10)	Non-NY residents.
(11)	NY residents.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006:

	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
0.80%	$265,429	–	14	5	–	–	–	–
0.95%	325,973	1,303	1,375	1,142	1,891	1,451	1,695	994
1.05%	240,962	944	2,025	594	1,101	2,842	2,449	1,500
1.10%	211,712	4,302	555	142	–	–	580	235
1.15%	10,601,021	80,387	21,269	38,766	–	–	30,903	9,992
1.20%	125,117	1,738	44	14	–	–	1,082	145
1.25%	3,029,760	32,546	5,708	12,547	–	–	25,616	4,900
1.30%	75,976,687	1,967	565	3,048	–	–	2,290	408
1.35%	2,781,158	18,607	1,109	5,866	–	223	17	–
1.40%	39,745,339	12,024	5,174	4,143	–	120	10,167	748
1.45%	3,859,010	26,152	7,040	16,097	219	791	25,983	4,182
1.50%	2,950,076	45,484	10,773	12,098	–	–	23,513	5,872
1.55%	10,939,185	111,659	31,219	44,333	–	–	54,933	28,493
1.60%	1,148,244	12,798	2,195	2,625	–	–	7,475	4,254
1.65%	8,168,210	53,858	7,715	21,891	–	–	20,122	3,218
1.70%	1,582,598	31,548	8,515	6,067	–	–	17,524	11,695
1.75%	14,352,742	65,470	22,556	23,370	–	–	18,498	2,901
1.80%	5,743,448	79,555	13,684	17,201	–	43	39,138	29,592
1.85%	3,037,862	28,830	11,231	10,611	–	–	11,273	5,743
1.90%	2,129,922	10,926	6,339	1,648	–	–	9,704	1,088
1.95%	3,779,221	12,894	3,953	7,928	–	–	5,426	6,708
2.00%	7,425,595	27,209	10,555	7,578	–	–	3,779	1,549
2.05%	4,099,916	58,289	8,580	15,252	–	–	14,126	9,376
2.10%	2,720,220	14,701	3,789	3,772	–	–	4,662	826
2.15%	5,357,106	19,791	5,234	13,384	–	–	3,052	775
2.20%	1,986,606	4,323	654	3,417	–	–	1,551	104
2.25%	3,877,396	19,648	8,376	2,734	–	–	2,317	537
2.30%	1,333,304	10,657	2,285	4,731	–	–	4,249	–
2.35%	9,953,539	7,829	4,441	5,013	–	–	78	–
2.40%	907,292	2,763	1,676	1,496	–	–	1,024	275
2.45%	1,075,982	1,933	989	5,304	–	–	–	–
2.50%	582,409	3,335	2,546	1,954	–	–	183	–
2.55%	1,650,329	1,621	635	3,666	–	–	1,590	–
2.60%	786,917	2,913	1,611	299	–	–	801	–
2.65%	200,585	658	–	80	–	–	–	–
2.70%	601,991	450	161	3,877	–	–	–	–
2.75%	150,220	71	83	8,190	–	–	–	–
2.80%	153,912	522	575	130	–	–	199	–
2.85%	24,503	–	118	–	–	–	–	–
2.90%	166,792	–	–	–	–	–	392	–
2.95%	27,094	318	321	344	–	–	–	–
3.00%	59,687	–	–	161	–	–	–	–
3.05%	21,455	–	–	–	–	–	–	–
3.10%	44,947	–	–	–	–	–	–	–
3.15%	12,427	–	–	–	–	–	–	–
3.25%	12,215	–	–	–	–	–	–	–

Totals	$234,226,115	810,023	215,687	311,518	3,211	5,470	346,391	136,110

	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
0.80%	$2,868	1,854	711	–	274	2,164	–	800
0.95%	–	–	–	8,051	11,290	–	122	–
1.05%	–	–	–	5,732	6,428	–	–	–
1.10%	–	–	–	178	1,691	–	182	–
1.15%	–	–	–	26,608	106,013	–	8,803	–
1.20%	–	–	–	387	1,351	–	307	–
1.25%	–	–	–	15,985	47,746	–	4,975	–
1.30%	715,965	1,353,633	366,874	–	123,159	490,244	115	304,063
1.35%	–	–	–	418	27,778	–	–	–
1.40%	438,520	354,668	168,766	3,591	101,979	389,355	591	102,943
1.45%	–	–	–	10,722	69,878	–	4,799	–
1.50%	–	–	–	6,217	34,830	–	5,407	–
1.55%	–	–	–	44,118	180,066	–	4,051	–
1.60%	–	–	–	1,957	12,291	–	2,647	–
1.65%	–	–	–	12,467	63,703	–	1,953	–
1.70%	–	–	–	3,820	13,772	–	1,626	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
1.75%	–	–	–	8,421	92,889	–	735	–
1.80%	–	–	–	22,070	79,710	–	3,391	–
1.85%	–	–	–	8,854	27,892	–	1,688	–
1.90%	–	–	–	4,049	4,688	–	432	–
1.95%	–	–	–	8,190	21,987	–	454	–
2.00%	–	–	–	4,854	35,391	–	–	–
2.05%	–	–	–	2,294	27,793	–	2,511	–
2.10%	–	–	–	11,231	32,494	–	708	–
2.15%	–	–	–	993	16,893	–	524	–
2.20%	–	–	–	1,979	14,697	–	–	–
2.25%	–	–	–	477	11,858	–	–	–
2.30%	–	–	–	375	12,183	–	–	–
2.35%	–	–	–	522	6,476	–	–	–
2.40%	–	–	–	194	661	–	–	–
2.45%	–	–	–	–	2,934	–	–	–
2.50%	–	–	–	219	3,646	–	–	–
2.55%	–	–	–	276	2,356	–	–	–
2.60%	–	–	–	810	545	–	–	–
2.65%	–	–	–	301	165	–	–	–
2.70%	–	–	–	–	2,478	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	–	–	–	35	110	–	–	–
2.85%	–	–	–	95	69	–	–	–
2.90%	–	–	–	–	351	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	186	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,157,353	1,710,155	536,351	216,490	1,200,701	881,763	46,021	407,806

	ACVPInt4	ACVPMdCpV1	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
0.80%	$–	164	–	126	–	5,024	–	–
0.95%	1,443	–	–	–	815	–	3,560	–
1.05%	2,524	–	–	–	2,836	–	6,519	–
1.10%	1,087	–	15	–	506	–	3,346	–
1.15%	25,133	–	18,879	–	17,860	–	172,409	–
1.20%	141	–	–	–	622	–	436	–
1.25%	7,414	–	2,478	–	9,217	–	59,623	–
1.30%	291	7,223	–	48,763	22	1,272,291	1,803	577
1.35%	7,822	–	5,359	–	4,336	–	60,004	–
1.40%	2,444	3,868	3,787	24,369	2,411	677,056	29,781	111
1.45%	9,810	–	7,527	–	10,782	–	82,676	–
1.50%	3,196	–	6,277	–	10,226	–	42,069	–
1.55%	29,254	–	27,887	–	28,535	–	169,826	–
1.60%	3,405	–	1,065	–	6,411	–	13,641	–
1.65%	7,870	–	6,701	–	17,990	–	110,677	–
1.70%	2,164	–	1,020	–	15,089	–	22,048	–
1.75%	9,493	–	18,416	–	17,985	–	91,582	–
1.80%	17,974	–	7,513	–	18,935	–	110,333	–
1.85%	6,523	–	3,343	–	7,732	–	40,753	–
1.90%	2,245	–	709	–	5,039	–	16,517	–
1.95%	6,180	–	2,990	–	8,398	–	22,597	–
2.00%	4,921	–	4,098	–	6,009	–	42,144	–
2.05%	3,769	–	1,574	–	13,743	–	41,434	–
2.10%	768	–	5,374	–	6,023	–	18,518	–
2.15%	496	–	9,303	–	16,545	–	34,863	–
2.20%	155	–	462	–	2,438	–	8,055	–
2.25%	1	–	1,294	–	9,840	–	18,547	–
2.30%	170	–	858	–	2,520	–	10,429	–
2.35%	66	–	3,713	–	4,895	–	22,632	–
2.40%	–	–	1,683	–	908	–	12,070	–
2.45%	102	–	14	–	510	–	9,664	–
2.50%	–	–	135	–	4,947	–	6,655	–
2.55%	–	–	82	–	1,841	–	1,147	–
2.60%	–	–	1,880	–	201	–	1,314	–
2.65%	540	–	–	–	273	–	691	–
2.70%	88	–	1,570	–	394	–	3,398	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPInt4	ACVPMdCpV1	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
2.75%	–	–	–	–	155	–	232	–
2.80%	–	–	4	–	524	–	921	–
2.85%	–	–	–	–	184	–	–	–
2.90%	–	–	88	–	72	–	–	–
2.95%	–	–	–	–	–	–	86	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$157,489	11,255	146,098	73,258	257,769	1,954,371	1,293,000	688

	ACVPVista2	AmerGro	AmerHiInc	AmerUSGvt	ChScMM	CSTGlSmCp	CSTIntFoc	CSTSmCapGr
0.80%	$–	–	–	–	–	253	579	3,513
0.95%	–	–	–	–	72,070	–	–	–
1.05%	–	–	–	–	51,868	–	–	–
1.10%	237	–	–	–	–	–	–	–
1.15%	3,731	–	–	–	–	–	–	–
1.20%	–	–	–	–	–	–	–	–
1.25%	198	–	–	–	–	–	–	–
1.30%	–	260,120	20,296	26,507	–	40,708	282,285	762,695
1.35%	1,849	–	–	–	2,289	–	–	–
1.40%	495	–	–	–	911	22,830	292,784	453,139
1.45%	1,416	–	–	–	3,536	–	–	–
1.50%	1,439	–	–	–	–	–	–	–
1.55%	3,918	–	–	–	1,956	–	–	–
1.60%	494	–	–	–	–	–	–	–
1.65%	3,492	–	–	–	–	–	–	–
1.70%	191	–	–	–	–	–	–	–
1.75%	4,514	–	–	–	–	–	–	–
1.80%	546	–	–	–	–	–	–	–
1.85%	2,052	–	–	–	113	–	–	–
1.90%	15	–	–	–	98	–	–	–
1.95%	1,081	–	–	–	–	–	–	–
2.00%	2,293	–	–	–	–	–	–	–
2.05%	3,532	–	–	–	–	–	–	–
2.10%	509	–	–	–	–	–	–	–
2.15%	6,861	–	–	–	–	–	–	–
2.20%	378	–	–	–	–	–	–	–
2.25%	351	–	–	–	–	–	–	–
2.30%	581	–	–	–	–	–	–	–
2.35%	503	–	–	–	–	–	–	–
2.40%	1,168	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	215	–	–	–	–	–	–	–
2.55%	105	–	–	–	–	–	–	–
2.60%	102	–	–	–	–	–	–	–
2.65%	41	–	–	–	–	–	–	–
2.70%	324	–	–	–	–	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	137	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	659	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$43,427	260,120	20,296	26,507	132,841	63,791	575,648	1,219,347

	DrySmCapIxS	DrySRGro	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc
0.80%	$763	3,294	14,087	–	2,081	–	–	1,543
0.95%	6,432	–	–	28,905	–	3,302	1,582	–
1.05%	4,058	–	–	13,983	–	2,637	361	–
1.10%	510	–	–	4,282	–	982	126	–
1.15%	77,665	–	–	274,022	–	51,179	13,193	–
1.20%	963	–	–	3,693	–	125	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DrySmCapIxS	DrySRGro	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc
1.25%	24,503	–	–	77,752	–	16,192	2,724	–
1.30%	218,938	848,004	4,533,532	2,807	438,720	1,395	–	277,552
1.35%	19,925	–	–	46,215	–	5,835	104	–
1.40%	114,241	304,073	2,937,498	21,153	231,243	6,074	2,394	176,263
1.45%	30,552	–	–	86,946	–	22,179	4,540	–
1.50%	12,106	–	–	77,583	–	21,598	2,479	–
1.55%	76,994	–	–	220,106	–	62,529	16,735	–
1.60%	6,919	–	–	32,571	–	2,734	1,344	–
1.65%	26,593	–	–	124,421	–	33,574	2,182	–
1.70%	7,778	–	–	19,334	–	6,475	2,578	–
1.75%	27,223	–	–	110,898	–	24,960	3,471	–
1.80%	53,669	–	–	81,188	–	25,495	5,548	–
1.85%	13,705	–	–	50,657	–	13,743	1,531	–
1.90%	2,897	–	–	15,917	–	5,188	532	–
1.95%	9,416	–	–	30,232	–	9,946	2,560	–
2.00%	10,921	–	–	51,279	–	10,887	115	–
2.05%	5,955	–	–	62,016	–	9,335	2,323	–
2.10%	8,529	–	–	18,157	–	6,192	202	–
2.15%	3,139	–	–	23,266	–	6,852	–	–
2.20%	3,136	–	–	9,943	–	4,060	–	–
2.25%	520	–	–	24,238	–	5,728	4,874	–
2.30%	3,221	–	–	6,400	–	4,024	–	–
2.35%	1,107	–	–	14,965	–	2,206	–	–
2.40%	1,592	–	–	6,431	–	1,594	271	–
2.45%	55	–	–	1,790	–	611	–	–
2.50%	189	–	–	8,503	–	1,360	–	–
2.55%	–	–	–	1,632	–	–	–	–
2.60%	–	–	–	4,571	–	453	–	–
2.65%	–	–	–	480	–	146	–	–
2.70%	–	–	–	1,901	–	3,651	–	–
2.75%	–	–	–	130	–	–	–	–
2.80%	2	–	–	155	–	1,054	–	–
2.85%	–	–	–	–	–	111	–	–
2.90%	–	–	–	383	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	91	–	141	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$774,216	1,155,371	7,485,117	1,558,996	672,044	374,547	71,769	455,358

	FedAmLeadS	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr
0.80%	$–	–	–	86	–	12,320	–	11,036
0.95%	61	317	–	–	3,539	–	–	–
1.05%	–	96	–	–	919	–	–	–
1.10%	–	195	–	–	741	–	5,578	–
1.15%	2,790	8,683	640	–	108,424	–	324,935	–
1.20%	–	452	–	–	1,927	–	4,688	–
1.25%	2,318	2,913	20	–	44,701	–	108,251	–
1.30%	–	–	670	141,657	–	7,999,943	3,610	7,793,462
1.35%	–	–	192	–	30,519	–	73,196	–
1.40%	873	657	185	105,301	7,704	4,434,389	30,965	2,569,951
1.45%	2,422	1,611	513	–	44,196	–	137,396	–
1.50%	1,916	2,383	10	–	31,551	–	79,257	–
1.55%	8,816	5,317	1,071	–	114,213	–	314,232	–
1.60%	2,313	1,210	37	–	12,891	–	38,124	–
1.65%	2,459	5,636	258	–	57,655	–	197,293	–
1.70%	2,321	1,154	11	–	22,608	–	32,314	–
1.75%	261	946	846	–	54,628	–	156,973	–
1.80%	1,804	2,369	16,191	–	84,532	–	167,417	–
1.85%	456	1,707	169	–	23,594	–	85,301	–
1.90%	1,467	1,493	–	–	10,746	–	21,697	–
1.95%	2,360	1,216	–	–	19,702	–	41,623	–
2.00%	189	667	790	–	26,928	–	79,238	–
2.05%	1,083	3,960	–	–	21,993	–	90,845	–
2.10%	184	607	70	–	10,820	–	43,925	–
2.15%	1,817	167	–	–	20,762	–	53,945	–
2.20%	66	1,566	8	–	8,804	–	36,221	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedAmLeadS	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr
2.25%	1,027	1,856	53	–	9,787	–	30,397	–
2.30%	38	68	15	–	6,763	–	15,416	–
2.35%	41	234	–	–	5,992	–	39,969	–
2.40%	87	–	–	–	1,262	–	7,758	–
2.45%	–	–	–	–	325	–	10,527	–
2.50%	–	–	–	–	2,947	–	6,911	–
2.55%	206	449	–	–	250	–	4,580	–
2.60%	–	78	–	–	1,150	–	1,594	–
2.65%	–	–	–	–	39	–	176	–
2.70%	–	–	–	–	1,683	–	710	–
2.75%	26	–	–	–	–	–	108	–
2.80%	–	54	–	–	374	–	560	–
2.85%	–	–	–	–	124	–	183	–
2.90%	–	–	–	–	–	–	763	–
2.95%	–	–	–	–	51	–	305	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	347	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$37,401	48,408	21,749	247,044	794,844	12,446,652	2,246,981	10,374,449

	FidVIPGrS2	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
0.80%	$–	2,817	585	1,359	–	–	1,933	14,468
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	2,540	–	–	–	1,281	1,367	–	–
1.15%	102,616	–	–	–	30,944	111,682	–	–
1.20%	283	–	–	–	38	243	–	–
1.25%	32,345	–	–	–	11,947	23,097	–	–
1.30%	512	1,177,010	1,610,129	688,279	–	1,502	3,118,143	6,197,622
1.35%	11,962	–	–	–	–	21,357	–	–
1.40%	14,951	932,616	495,343	221,806	1,618	15,788	939,473	3,657,537
1.45%	53,549	–	–	–	5,299	51,673	–	–
1.50%	25,225	–	–	–	8,199	41,939	–	–
1.55%	106,340	–	–	–	12,154	89,003	–	–
1.60%	7,691	–	–	–	4,992	12,132	–	–
1.65%	71,901	–	–	–	9,869	40,275	–	–
1.70%	16,899	–	–	–	6,443	31,946	–	–
1.75%	50,897	–	–	–	3,503	44,818	–	–
1.80%	56,037	–	–	–	11,620	58,265	–	–
1.85%	30,725	–	–	–	6,040	22,906	–	–
1.90%	11,997	–	–	–	2,430	10,137	–	–
1.95%	13,366	–	–	–	1,289	18,731	–	–
2.00%	20,236	–	–	–	974	17,481	–	–
2.05%	81,935	–	–	–	1,198	6,082	–	–
2.10%	15,747	–	–	–	635	9,764	–	–
2.15%	18,681	–	–	–	952	11,119	–	–
2.20%	3,048	–	–	–	–	2,419	–	–
2.25%	10,665	–	–	–	39	1,778	–	–
2.30%	5,193	–	–	–	203	6,057	–	–
2.35%	12,838	–	–	–	–	818	–	–
2.40%	6,825	–	–	–	–	46	–	–
2.45%	1,496	–	–	–	–	364	–	–
2.50%	3,075	–	–	–	–	851	–	–
2.55%	15,782	–	–	–	–	11	–	–
2.60%	919	–	–	–	–	–	–	–
2.65%	41	–	–	–	–	750	–	–
2.70%	298	–	–	–	–	454	–	–
2.75%	144	–	–	–	–	82	–	–
2.80%	170	–	–	–	–	–	–	–
2.85%	301	–	–	–	–	–	–	–
2.90%	571	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	320	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$808,121	2,112,443	2,106,057	911,444	121,667	654,937	4,059,549	9,869,627

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2	FidVIPGrOp	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.80%	$–	311	–	689	322	–	1,782	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	9,140	–	4,112	–	–	7,061	–	329
1.15%	549,667	–	227,722	–	–	303,678	–	48,526
1.20%	5,272	–	1,498	–	–	2,495	–	–
1.25%	188,834	–	60,092	–	–	95,912	–	14,897
1.30%	7,117	143,640	885	253,708	29,897	4,825	139,876	199
1.35%	221,047	–	66,917	–	–	100,440	–	12,917
1.40%	74,198	81,655	34,080	176,852	14,083	44,724	59,944	3,647
1.45%	250,426	–	73,318	–	–	112,926	–	11,049
1.50%	164,913	–	45,358	–	–	131,234	–	15,908
1.55%	555,786	–	204,465	–	–	328,925	–	63,476
1.60%	58,336	–	22,012	–	–	41,112	–	6,274
1.65%	274,655	–	74,120	–	–	161,286	–	41,222
1.70%	87,138	–	14,771	–	–	55,685	–	5,570
1.75%	374,178	–	253,605	–	–	243,349	–	21,438
1.80%	337,053	–	82,829	–	–	225,977	–	21,149
1.85%	160,567	–	27,605	–	–	95,318	–	17,831
1.90%	54,042	–	9,822	–	–	41,573	–	6,005
1.95%	109,825	–	43,018	–	–	73,162	–	13,861
2.00%	149,010	–	146,264	–	–	102,698	–	8,858
2.05%	173,773	–	26,313	–	–	192,349	–	15,804
2.10%	159,730	–	41,347	–	–	113,692	–	7,945
2.15%	116,887	–	90,490	–	–	78,544	–	14,784
2.20%	95,670	–	27,810	–	–	64,811	–	3,071
2.25%	71,614	–	9,894	–	–	53,557	–	10,821
2.30%	62,306	–	13,549	–	–	33,356	–	872
2.35%	79,183	–	255,273	–	–	52,637	–	9,846
2.40%	26,405	–	20,942	–	–	19,324	–	1,266
2.45%	15,577	–	6,615	–	–	20,068	–	1,822
2.50%	21,407	–	5,336	–	–	13,123	–	1,769
2.55%	14,716	–	25,391	–	–	13,926	–	1,777
2.60%	5,756	–	15,974	–	–	2,043	–	4,838
2.65%	1,913	–	1,428	–	–	1,456	–	797
2.70%	14,092	–	6,426	–	–	4,201	–	117
2.75%	6,268	–	3,004	–	–	12,347	–	–
2.80%	2,538	–	1,198	–	–	1,570	–	451
2.85%	110	–	336	–	–	–	–	–
2.90%	866	–	2,173	–	–	214	–	–
2.95%	368	–	–	–	–	276	–	203
3.00%	484	–	–	–	–	85	–	53
3.05%	–	–	108	–	–	–	–	–
3.10%	53	–	425	–	–	61	–	61
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	50	–	–	–	–	–

Totals	$4,500,920	225,606	1,946,575	431,249	44,302	2,850,020	201,602	389,453

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq
0.80%	$88	–	–	–	–	47	–	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	1,499	–	1	–	1	–	95	–
1.15%	62,052	–	5,861	–	12,240	–	14,487	–
1.20%	1	–	–	–	–	–	–	–
1.25%	10,495	–	143	–	4,339	–	16	–
1.30%	35,418	3,663	–	3,689	–	2,215	–	–
1.35%	19,753	–	1,711	–	6,120	–	3,300	–
1.40%	23,610	5,460	1,307	1,065	2,285	58	219	–
1.45%	24,345	–	5,884	–	8,800	–	1,739	–
1.50%	8,356	–	6,728	–	391	–	228	–
1.55%	96,805	–	17,148	–	33,212	–	9,670	36
1.60%	4,250	–	5,103	–	580	–	–	–
1.65%	23,057	–	3,309	–	8,958	–	2,566	–
1.70%	3,917	–	734	–	360	–	2,369	–
1.75%	31,183	–	50,561	–	177,989	–	47,609	–
1.80%	38,513	–	7,807	–	733	–	350	–
1.85%	10,721	–	1,791	–	5,842	–	597	93
1.90%	7,451	–	465	–	713	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq
1.95%	20,829	–	9,586	–	42,580	–	4,135	–
2.00%	21,778	–	32,942	–	36,153	–	2,298	–
2.05%	6,229	–	682	–	5,195	–	2,716	465
2.10%	33,393	–	1,906	–	6,415	–	7,427	–
2.15%	8,800	–	109,151	–	85,267	–	29,421	775
2.20%	8,970	–	8,745	–	4,381	–	–	–
2.25%	374	–	5,515	–	647	–	11,965	45
2.30%	3,456	–	165	–	2,899	–	13,814	11
2.35%	1,358	–	130,254	–	56,697	–	20,595	363
2.40%	1,664	–	562	–	11,783	–	1,176	–
2.45%	5,938	–	9,184	–	147	–	5,217	–
2.50%	705	–	62	–	625	–	747	–
2.55%	2,442	–	4,960	–	5,842	–	6,809	–
2.60%	–	–	2,107	–	1,260	–	38	–
2.65%	2,925	–	–	–	359	–	–	–
2.70%	11,787	–	2,063	–	–	–	738	–
2.75%	5,070	–	–	–	–	–	–	–
2.80%	1,920	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	3,993	–	629	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$539,152	9,123	426,437	4,754	526,806	2,320	190,970	1,788

	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
0.80%	$–	3	–	120	4	–	107	–
0.95%	–	–	3,199	4,014	–	352	2,556	–
1.05%	–	–	2,428	4,760	–	37	2,167	–
1.10%	–	693	7,288	2,282	456	519	5,155	435
1.15%	–	11,748	233,334	109,244	34,253	23,134	120,756	24,562
1.20%	–	137	4,841	952	131	645	1,460	–
1.25%	–	3,440	79,770	33,927	3,753	14,490	26,169	4,127
1.30%	–	20,968	5,439	23,060	5,401	207	6,374	8,353
1.35%	–	7,464	69,595	32,824	15,563	–	38,524	10,891
1.40%	–	28,872	25,881	34,094	5,443	4,971	24,386	11,209
1.45%	–	5,587	86,836	47,294	11,638	8,829	51,480	23,811
1.50%	–	5,499	106,955	40,780	11,230	8,371	57,438	4,342
1.55%	16	22,869	272,980	138,932	43,401	25,355	130,497	21,294
1.60%	–	3,937	31,342	18,423	2,810	13,649	23,244	909
1.65%	8	9,315	154,703	61,726	10,387	9,241	49,620	8,573
1.70%	–	599	36,452	21,777	3,297	7,393	18,049	1,165
1.75%	9	12,974	184,802	74,257	25,733	5,698	173,125	16,187
1.80%	–	44,845	138,122	64,338	20,935	15,870	63,985	8,725
1.85%	87	3,285	75,974	26,655	6,293	4,033	24,491	9,138
1.90%	–	141	29,637	8,116	1,311	4,826	8,272	290
1.95%	–	2,675	51,789	14,201	23,252	3,048	41,135	2,564
2.00%	–	8,995	81,424	29,098	10,026	1,926	79,275	7,958
2.05%	–	790	147,608	16,719	3,576	3,862	22,312	1,574
2.10%	–	13,063	67,259	11,802	16,552	3,001	29,082	11,456
2.15%	–	1,995	57,625	5,453	7,702	1,121	55,586	650
2.20%	–	13,176	50,964	17,462	6,238	217	17,834	7,533
2.25%	–	67	45,001	637	893	623	10,288	94
2.30%	16	3,072	31,532	5,772	3,835	–	15,174	2,279
2.35%	–	1,167	51,980	142	268	–	105,629	206
2.40%	–	195	9,611	464	332	–	11,334	–
2.45%	–	218	12,376	3,862	990	–	3,865	185
2.50%	–	–	17,728	51	1,349	–	977	–
2.55%	–	606	7,975	940	444	–	10,340	–
2.60%	–	133	12,561	–	–	–	6,098	–
2.65%	–	98	2,322	1,682	519	–	1,065	543
2.70%	–	61	3,993	2,629	2,384	–	3,196	–
2.75%	–	798	6,308	1,046	1,276	–	1,293	–
2.80%	–	7	1,298	1,275	808	–	161	–
2.85%	–	–	1,160	–	–	–	–	–
2.90%	–	–	182	–	–	–	1,302	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
2.95%	–	–	555	–	–	–	–	–
3.00%	–	–	143	–	–	–	–	–
3.05%	–	–	–	–	–	–	130	–
3.10%	–	–	–	–	–	–	514	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	17	–

Totals	$136	229,492	2,210,972	860,810	282,483	161,418	1,244,462	189,053

	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts
0.80%	$1	–	25	225	–	1,312	–	48
0.95%	13	–	143	55	1,354	–	7,247	–
1.05%	424	33	63	138	95	–	4,322	–
1.10%	7,404	165	18	616	–	–	3,300	–
1.15%	93,333	9,532	9,667	18,836	7,018	–	133,025	–
1.20%	–	–	19	87	–	–	670	–
1.25%	3,698	3,613	2,833	4,279	2,190	–	19,280	–
1.30%	13,219	7,249	11,151	18,521	–	232,173	1,043	10,284
1.35%	13,663	1,976	4,306	10,092	–	–	26,619	–
1.40%	22,771	9,586	7,868	15,790	787	129,693	24,225	5,231
1.45%	3,522	1,675	2,066	4,467	1,198	–	71,837	–
1.50%	21,383	1,457	2,006	5,112	1,797	–	39,858	–
1.55%	76,426	10,968	6,230	19,489	11,631	–	146,589	–
1.60%	5,037	912	2,738	1,698	411	–	11,719	–
1.65%	6,866	7,681	2,605	6,379	1,675	–	35,174	–
1.70%	1,395	195	3,698	1,832	1,143	–	14,107	–
1.75%	114,153	8,523	10,417	47,094	409	–	170,962	–
1.80%	10,318	3,183	3,692	6,573	4,402	–	52,136	–
1.85%	2,874	278	710	1,931	2,035	–	37,928	–
1.90%	875	–	156	507	1,754	–	11,107	–
1.95%	24,059	562	5,376	7,029	644	–	41,602	–
2.00%	47,313	2,728	3,090	15,558	–	–	83,380	–
2.05%	858	354	2,266	1,242	2,457	–	21,545	–
2.10%	11,554	431	1,350	5,275	1,004	–	23,502	–
2.15%	14,606	917	1,094	11,445	154	–	60,335	–
2.20%	4,401	–	–	2,520	59	–	14,160	–
2.25%	853	–	63	1,427	–	–	3,684	–
2.30%	2,008	–	2,918	1,968	68	–	9,329	–
2.35%	17,028	52	4,034	8,833	–	–	127,333	–
2.40%	12,858	240	–	2,270	–	–	11,720	–
2.45%	580	346	3,631	633	–	–	5,878	–
2.50%	758	–	468	98	–	–	998	–
2.55%	3,199	39	–	750	–	–	30,264	–
2.60%	778	–	–	442	–	–	7,495	–
2.65%	–	–	–	12	–	–	1,016	–
2.70%	403	35	–	324	–	–	3,683	–
2.75%	–	–	–	200	–	–	1,598	–
2.80%	–	–	–	218	–	–	227	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	179	–	–	1,469	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	30	–	–	130	–
3.10%	–	–	–	109	–	–	512	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	20	–

Totals	$538,631	72,730	94,701	224,283	42,285	363,178	1,261,028	15,563

	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3	GVITIntIdx8	GVITGlFin2	GVITGlFin3
0.80%	$–	5,417	–	–	–	–	–	363
0.95%	–	–	–	4,121	5,497	–	332	–
1.05%	–	–	–	620	3,827	219	99	–
1.10%	237	–	810	548	144	–	–	–
1.15%	19,002	–	107,440	44,032	58,427	650	4,485	–
1.20%	46	–	231	1,476	1	–	776	–
1.25%	3,654	–	14,483	22,096	15,772	342	3,149	–
1.30%	–	554,493	–	35	3,002	1,227	–	37,433
1.35%	–	–	24,621	11,917	15,372	381	128	–
1.40%	3,042	195,285	13,092	4,594	9,423	259	377	21,816
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3	GVITIntIdx8	GVITGlFin2	GVITGlFin3
1.45%	3,112	–	32,098	12,973	22,002	179	998	–
1.50%	1,990	–	21,402	14,712	15,862	657	317	–
1.55%	18,336	–	122,584	65,008	50,409	553	3,643	–
1.60%	3,320	–	9,487	5,741	4,421	103	619	–
1.65%	4,056	–	33,640	31,762	27,917	51	1,313	–
1.70%	1,750	–	5,383	9,835	4,160	153	773	–
1.75%	1,821	–	44,267	16,375	18,257	450	360	–
1.80%	9,086	–	72,709	28,567	19,377	479	7,676	–
1.85%	3,883	–	19,876	15,281	12,286	226	157	–
1.90%	2,699	–	6,218	4,670	4,540	–	–	–
1.95%	1,356	–	32,053	3,303	8,735	4,801	151	–
2.00%	967	–	23,168	3,743	11,825	7	37	–
2.05%	1,884	–	11,210	2,793	9,711	384	–	–
2.10%	1,717	–	10,818	4,922	5,508	1,859	137	–
2.15%	1,728	–	10,418	2,589	3,603	1,319	12	–
2.20%	171	–	6,277	1,590	1,721	74	–	–
2.25%	2,137	–	5,953	154	3,761	346	–	–
2.30%	–	–	3,297	80	2,047	257	496	–
2.35%	–	–	604	1,320	695	–	–	–
2.40%	–	–	863	–	–	–	–	–
2.45%	771	–	4,825	–	75	19	–	–
2.50%	–	–	1,382	–	–	469	–	–
2.55%	–	–	5,291	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	1,329	–	–	–	–	–
2.70%	–	–	9,051	–	–	–	–	–
2.75%	–	–	2,577	–	–	–	–	–
2.80%	–	–	1,078	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$86,765	755,195	658,535	314,857	338,377	15,464	26,035	59,612

	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2
0.80%	$–	346	–	16	–	188	–	–
0.95%	341	–	1,181	–	73	–	182	57
1.05%	–	–	1,784	–	–	–	315	–
1.10%	72	–	492	–	–	–	226	–
1.15%	4,085	–	26,132	–	3,849	–	12,278	2,166
1.20%	–	–	–	–	–	–	–	–
1.25%	7,434	–	8,256	–	3,908	–	2,612	2,355
1.30%	–	73,401	78	5,586	–	44,529	–	–
1.35%	–	–	8,987	–	–	–	1,498	–
1.40%	263	33,948	1,697	656	356	15,273	758	235
1.45%	1,136	–	13,693	–	823	–	3,752	245
1.50%	1,612	–	6,944	–	979	–	900	62
1.55%	5,478	–	29,063	–	2,083	–	13,605	2,967
1.60%	244	–	3,112	–	645	–	256	–
1.65%	2,409	–	9,009	–	1,390	–	2,497	279
1.70%	2,457	–	1,827	–	792	–	1,292	857
1.75%	798	–	12,195	–	546	–	3,589	92
1.80%	5,435	–	12,712	–	1,162	–	5,622	1,552
1.85%	2,194	–	4,160	–	1,108	–	1,129	1,365
1.90%	485	–	1,650	–	1,371	–	788	1,600
1.95%	320	–	6,252	–	1,049	–	4,781	42
2.00%	–	–	8,438	–	99	–	2,033	–
2.05%	522	–	1,576	–	75	–	1,002	–
2.10%	255	–	6,135	–	165	–	2,677	618
2.15%	8	–	791	–	623	–	1,764	–
2.20%	191	–	2,030	–	–	–	1,416	–
2.25%	–	–	177	–	–	–	–	–
2.30%	–	–	1,090	–	–	–	–	–
2.35%	–	–	141	–	–	–	319	–
2.40%	49	–	480	–	–	–	281	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2
2.45%	–	–	153	–	439	–	67	–
2.50%	–	–	42	–	–	–	662	–
2.55%	–	–	50	–	–	–	5,096	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	64	–	–	–	13	–
2.70%	–	–	452	–	–	–	90	–
2.75%	–	–	102	–	–	–	34	–
2.80%	–	–	3	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$35,788	107,695	170,948	6,258	21,535	59,990	71,534	14,492

	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2	GVITIDMod2
0.80%	$155	4,159	8,868	132	2,194	4,114	217	5,499
0.95%	–	8,947	–	–	–	329	40	6,560
1.05%	–	5,367	–	–	–	390	75	9,821
1.10%	–	3,409	–	–	–	2,358	376	26,369
1.15%	–	252,374	–	–	–	205,596	188,985	1,404,705
1.20%	–	1,487	–	–	–	3,431	3,372	18,723
1.25%	–	56,018	–	–	–	60,268	42,894	363,819
1.30%	66,848	1,577,605	604,246	–	200,397	162,336	88,057	530,813
1.35%	–	56,436	–	–	–	63,577	33,582	357,152
1.40%	41,715	914,991	249,348	1,513	97,461	112,292	126,990	630,794
1.45%	–	107,024	–	–	–	52,265	94,487	338,771
1.50%	–	58,182	–	–	–	79,884	35,759	324,049
1.55%	–	213,004	–	–	–	185,594	263,682	1,327,167
1.60%	–	12,390	–	–	–	39,731	17,185	154,107
1.65%	–	75,229	–	–	–	818,081	181,235	1,815,963
1.70%	–	20,973	–	–	–	66,167	18,646	233,596
1.75%	–	234,580	–	–	–	990,735	154,528	2,784,590
1.80%	–	79,497	–	–	–	101,764	170,873	657,692
1.85%	–	33,077	–	–	–	236,547	44,089	434,684
1.90%	–	17,232	–	–	–	417,838	62,678	411,916
1.95%	–	45,237	–	–	–	421,934	33,727	673,922
2.00%	–	148,728	–	–	–	678,082	126,808	2,410,365
2.05%	–	33,187	–	–	–	568,862	55,192	752,034
2.10%	–	33,701	–	–	–	271,215	32,436	332,504
2.15%	–	86,635	–	–	–	464,741	40,934	1,143,249
2.20%	–	31,347	–	–	–	127,305	35,796	514,703
2.25%	–	7,387	–	–	–	1,315,667	30,410	781,904
2.30%	–	7,798	–	–	–	282,945	20,212	178,548
2.35%	–	255,016	–	–	–	1,147,945	83,168	3,410,219
2.40%	–	23,571	–	–	–	52,914	3,677	179,198
2.45%	–	6,031	–	–	–	351,371	21,181	203,538
2.50%	–	1,813	–	–	–	53,374	8,163	180,056
2.55%	–	25,825	–	–	–	285,051	8,186	507,521
2.60%	–	16,196	–	–	–	201,104	5,125	193,211
2.65%	–	1,529	–	–	–	68,151	5,084	29,984
2.70%	–	7,027	–	–	–	112,679	3,748	145,325
2.75%	–	3,102	–	–	–	9,162	–	20,021
2.80%	–	850	–	–	–	56,248	–	12,509
2.85%	–	–	–	–	–	4,916	–	10,899
2.90%	–	2,129	–	–	–	31,507	3,825	39,580
2.95%	–	51	–	–	–	10,052	–	6,993
3.00%	–	–	–	–	–	21,000	–	1,974
3.05%	–	102	–	–	–	4,224	–	2,743
3.10%	–	393	–	–	–	9,855	–	13,291
3.15%	–	–	–	–	–	7,110	–	2,791
3.25%	–	51	–	–	–	–	–	10,440

Totals	$108,718	4,469,687	862,462	1,645	300,052	10,160,711	2,045,422	23,594,312

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMdCpGr2	GVITMidCap	GVITMyMkt	GVITNWFund
0.80%	$5,367	1,414	41	405	–	4,362	14,469	38,345
0.95%	4,327	715	–	–	3,619	2,620	–	–
1.05%	17,503	1,675	–	–	2,020	375	–	–
1.10%	18,549	1,125	–	–	2,215	1,047	4,020	–
1.15%	1,012,144	525,543	–	–	104,771	117,570	319,189	–
1.20%	37,875	2,107	–	–	965	1,870	24	–
1.25%	250,340	140,493	–	–	18,018	46,065	71,124	–
1.30%	412,616	148,522	27,575	150,280	180	810,685	2,517,667	3,035,876
1.35%	311,857	114,877	–	–	25,190	28,059	68,092	–
1.40%	394,965	201,208	13,228	73,495	14,588	378,850	1,599,890	1,433,229
1.45%	181,325	184,105	–	–	26,727	49,104	176,293	–
1.50%	203,261	125,581	–	–	22,077	21,887	52,736	–
1.55%	879,429	479,816	–	–	95,975	117,611	396,466	–
1.60%	83,333	44,451	–	–	6,097	14,705	32,776	–
1.65%	1,740,830	320,797	–	–	38,344	66,757	110,455	–
1.70%	161,584	45,007	–	–	8,924	16,448	20,474	–
1.75%	3,359,675	523,580	–	–	185,738	39,669	255,793	–
1.80%	447,596	393,005	–	–	29,582	61,632	312,333	–
1.85%	480,965	168,057	–	–	19,933	21,313	71,750	–
1.90%	480,421	133,219	–	–	7,776	4,937	14,143	–
1.95%	906,840	118,843	–	–	39,326	21,401	45,315	–
2.00%	939,455	265,201	–	–	89,864	23,517	141,730	–
2.05%	815,532	135,897	–	–	20,707	46,462	58,101	–
2.10%	550,044	94,981	–	–	22,932	8,899	69,738	–
2.15%	1,269,665	158,039	–	–	84,757	11,358	63,503	–
2.20%	312,062	62,929	–	–	17,278	8,676	51,708	–
2.25%	1,018,173	112,450	–	–	17,118	6,891	15,912	–
2.30%	321,495	29,647	–	–	7,381	6,023	25,958	–
2.35%	1,453,471	183,280	–	–	160,451	6,696	127,389	–
2.40%	184,841	30,461	–	–	17,417	3,666	23,746	–
2.45%	217,744	6,461	–	–	8,946	2,907	13,447	–
2.50%	153,727	17,609	–	–	5,123	690	2,507	–
2.55%	288,456	63,421	–	–	16,172	3,319	34,034	–
2.60%	129,397	16,065	–	–	10,270	6	7,487	–
2.65%	55,606	–	–	–	791	219	2,490	–
2.70%	105,003	53,318	–	–	4,421	3,960	14,704	–
2.75%	25,209	1,919	–	–	2,032	86	5,717	–
2.80%	46,976	6,654	–	–	326	412	3,667	–
2.85%	3,912	277	–	–	–	–	450	–
2.90%	45,860	4,774	–	–	1,705	704	1,017	–
2.95%	5,393	239	–	–	–	271	–	–
3.00%	33,337	1,169	–	–	–	77	–	–
3.05%	12,329	–	–	–	139	–	13	–
3.10%	13,106	–	–	–	563	–	63	–
3.15%	1,809	–	–	–	–	–	–	–
3.25%	1,204	–	–	–	27	–	13	–

Totals	$19,394,608	4,918,931	40,844	224,180	1,140,485	1,961,806	6,746,403	4,507,450

	GVITNWFund2	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
0.80%	$–	430	354	–	6,999	–	16,774	–
0.95%	–	–	–	–	–	1,778	–	6,361
1.05%	–	–	–	–	–	481	–	2,736
1.10%	2,810	–	–	1,007	–	587	–	2,283
1.15%	131,216	–	–	42,720	–	91,114	–	163,661
1.20%	487	–	–	–	–	272	–	1,030
1.25%	16,351	–	–	9,551	–	41,726	–	63,193
1.30%	230	49,118	127,520	–	1,015,966	–	1,673,197	2,566
1.35%	24,895	–	–	6,271	–	23,632	–	55,804
1.40%	19,410	14,457	54,066	3,802	472,195	6,914	998,902	14,981
1.45%	22,885	–	–	13,953	–	41,277	–	72,645
1.50%	33,089	–	–	5,619	–	14,375	–	43,711
1.55%	110,735	–	–	32,947	–	100,092	–	156,119
1.60%	11,092	–	–	1,663	–	9,273	–	12,678
1.65%	40,333	–	–	13,697	–	26,795	–	52,115
1.70%	10,988	–	–	8,079	–	8,365	–	30,845
1.75%	271,247	–	–	18,500	–	38,957	–	101,837
1.80%	33,051	–	–	13,475	–	35,690	–	90,227
1.85%	20,849	–	–	4,786	–	15,328	–	32,145
1.90%	9,896	–	–	4,234	–	9,493	–	20,198
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITNWFund2	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
1.95%	51,658	–	–	14,955	–	16,941	–	20,737
2.00%	134,179	–	–	4,042	–	14,405	–	59,660
2.05%	16,562	–	–	7,375	–	11,565	–	20,008
2.10%	29,794	–	–	2,594	–	7,372	–	49,652
2.15%	122,531	–	–	2,945	–	5,134	–	29,267
2.20%	24,613	–	–	1,677	–	1,004	–	31,749
2.25%	9,005	–	–	2,572	–	5,108	–	1,405
2.30%	7,768	–	–	1,026	–	4,631	–	13,172
2.35%	299,401	–	–	553	–	429	–	57,413
2.40%	25,490	–	–	–	–	134	–	4,844
2.45%	8,800	–	–	22	–	4,928	–	3,154
2.50%	2,085	–	–	337	–	12	–	404
2.55%	30,285	–	–	–	–	36	–	6,571
2.60%	17,885	–	–	–	–	–	–	3,340
2.65%	1,171	–	–	–	–	21	–	924
2.70%	8,323	–	–	–	–	12	–	1,530
2.75%	3,179	–	–	–	–	–	–	565
2.80%	535	–	–	–	–	–	–	105
2.85%	–	–	–	–	–	–	–	–
2.90%	3,182	–	–	–	–	–	–	598
2.95%	255	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	244	–	–	–	–	–	–	42
3.10%	967	–	–	–	–	–	–	168
3.15%	–	–	–	–	–	–	–	–
3.25%	57	–	–	–	–	–	–	11

Totals	$1,557,533	64,005	181,940	218,402	1,495,160	537,881	2,688,873	1,230,454

	GVITUSGro2	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanBal	JanForty	JanGlTechS2
0.80%	$–	311	287	635	103	–	1,280	388
0.95%	–	–	889	5,805	–	8,213	7,257	–
1.05%	–	–	340	4,470	–	4,984	7,078	–
1.10%	213	–	4,329	664	–	95	9	–
1.15%	36,436	–	141,997	70,610	–	23,350	15,098	–
1.20%	–	–	486	–	–	375	153	–
1.25%	9,925	–	30,309	26,645	–	9,895	10,505	–
1.30%	–	66,285	80,693	181,832	34,398	–	246,828	56,782
1.35%	12,401	–	30,933	24,142	–	16	177	–
1.40%	2,233	49,270	53,816	127,792	21,434	2,647	105,047	9,124
1.45%	14,873	–	34,616	56,170	–	8,441	12,102	–
1.50%	15,582	–	106,777	16,261	–	9,244	2,261	–
1.55%	62,969	–	143,799	72,465	–	44,842	25,100	–
1.60%	4,319	–	18,939	8,113	–	3,217	3,294	–
1.65%	18,830	–	63,301	38,159	–	15,306	7,953	–
1.70%	4,732	–	51,211	15,186	–	4,782	10,525	–
1.75%	38,134	–	305,949	51,958	–	19,009	4,568	–
1.80%	26,453	–	65,090	32,515	–	12,385	5,953	–
1.85%	10,700	–	37,135	15,254	–	1,343	1,937	–
1.90%	6,976	–	23,582	5,699	–	336	477	–
1.95%	5,956	–	74,447	7,736	–	4,162	1,663	–
2.00%	5,810	–	145,034	15,668	–	3,067	1,843	–
2.05%	10,627	–	32,584	8,092	–	8,407	5,282	–
2.10%	9,595	–	46,894	7,319	–	600	265	–
2.15%	7,973	–	120,054	4,321	–	1,638	617	–
2.20%	7,953	–	40,028	1,174	–	51	1,840	–
2.25%	4,125	–	18,090	7,986	–	1,424	88	–
2.30%	1,447	–	20,806	97	–	1,261	1,806	–
2.35%	3,914	–	275,112	534	–	489	20	–
2.40%	2,051	–	25,476	–	–	–	55	–
2.45%	6,000	–	12,609	–	–	3,136	219	–
2.50%	6,529	–	6,970	–	–	19	118	–
2.55%	3,985	–	30,725	–	–	187	67	–
2.60%	108	–	15,653	–	–	–	155	–
2.65%	–	–	3,471	–	–	–	–	–
2.70%	145	–	7,280	82	–	–	–	–
2.75%	103	–	8,960	–	–	–	–	–
2.80%	243	–	1,891	–	–	–	154	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	3,850	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITUSGro2	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanBal	JanForty	JanGlTechS2
2.95%	256	–	248	–	–	–	–	–
3.00%	–	–	406	–	–	–	–	–
3.05%	–	–	216	–	–	–	–	–
3.10%	–	–	865	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	47	–	–	–	–	–

Totals	$341,596	115,866	2,086,194	807,384	55,935	192,921	481,794	66,294

	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS	MFSValS	MTBLgCapGr2
0.80%	$60	–	2,405	589	845	–	18	–
0.95%	–	5,761	23,063	841	–	588	–	–
1.05%	–	3,457	11,865	349	–	–	–	–
1.10%	–	–	1,860	70	–	1,369	8,529	–
1.15%	–	3,289	45,761	9,124	–	34,408	52,865	3,109
1.20%	–	–	43	–	–	1,393	499	–
1.25%	–	2,045	12,059	4,536	–	15,147	21,708	3,418
1.30%	35,954	–	348,816	99,977	73,878	848	15,847	–
1.35%	–	552	7,788	–	–	4,849	13,636	79
1.40%	23,553	438	119,773	53,477	231,647	3,987	30,813	122
1.45%	–	798	15,999	1,076	–	9,319	30,559	612
1.50%	–	9,531	6,562	1,935	–	42,619	33,903	1,092
1.55%	–	8,060	57,727	8,157	–	50,552	73,874	2
1.60%	–	1,197	3,328	5,493	–	9,204	8,002	2,128
1.65%	–	2,859	12,370	1,477	–	25,096	29,573	1,185
1.70%	–	1,411	7,165	3,623	–	10,870	8,907	589
1.75%	–	2,711	45,878	1,406	–	31,622	61,651	195
1.80%	–	15,709	16,766	5,903	–	31,067	46,234	–
1.85%	–	4,044	6,186	2,358	–	21,789	26,478	–
1.90%	–	83	5,839	–	–	5,701	8,643	777
1.95%	–	374	9,172	979	–	8,344	14,151	119
2.00%	–	383	22,228	843	–	17,494	22,998	–
2.05%	–	635	18,555	1,908	–	23,072	28,393	–
2.10%	–	423	7,997	792	–	12,861	17,824	–
2.15%	–	2,041	19,018	271	–	7,815	15,550	–
2.20%	–	749	5,444	–	–	4,635	9,757	–
2.25%	–	1,367	1,216	–	–	7,014	8,181	–
2.30%	–	217	1,447	–	–	5,779	6,172	–
2.35%	–	163	42,905	–	–	3,864	16,066	241
2.40%	–	249	3,569	–	–	1,576	4,295	–
2.45%	–	–	2,781	290	–	2,210	2,681	–
2.50%	–	22	254	–	–	1,175	1,603	–
2.55%	–	–	12,358	–	–	456	3,231	–
2.60%	–	–	2,639	–	–	174	4,402	–
2.65%	–	–	210	–	–	153	118	–
2.70%	–	–	1,058	–	–	252	3,562	–
2.75%	–	–	441	–	–	164	194	–
2.80%	–	–	68	–	–	52	623	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	397	–	–	–	–	–
2.95%	–	–	–	–	–	197	106	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	31	–	–	–	–	–
3.10%	–	–	110	–	–	–	–	–
3.15%	–	–	–	–	–	174	196	–
3.25%	–	–	12	–	–	–	–	–

Totals	$59,567	68,568	903,163	205,474	306,370	397,889	631,842	13,668

	MTBLgCapV2	MTBAggGr2	MTBConGr2	MTBModGr2	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt
0.80%	$–	–	–	–	1	3,237	768	16
0.95%	–	–	–	–	692	–	–	–
1.05%	–	–	–	–	47	–	–	–
1.10%	–	–	–	–	1,012	–	–	3,346
1.15%	2,242	80	564	19,110	8,868	–	–	83,405
1.20%	–	–	–	–	56	–	–	308
1.25%	4,618	–	81	24,952	3,783	–	–	7,944
1.30%	–	–	–	–	1,015	1,591,156	156,550	4,912
1.35%	774	2,390	221	5,510	4,150	–	–	17,010
1.40%	98	–	–	2,019	1,379	373,099	94,892	21,100
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MTBLgCapV2	MTBAggGr2	MTBConGr2	MTBModGr2	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt
1.45%	611	–	–	129	4,383	–	–	18,341
1.50%	618	–	–	1,199	3,338	–	–	18,708
1.55%	2	–	–	3,445	15,146	–	–	78,926
1.60%	2,343	–	–	19,889	2,205	–	–	7,037
1.65%	843	–	–	5,562	8,061	–	–	20,084
1.70%	1,486	–	–	11,303	1,503	–	–	7,903
1.75%	2,277	787	132	12,797	9,603	–	–	224,770
1.80%	–	–	–	–	3,453	–	–	18,449
1.85%	172	75	–	822	2,243	–	–	13,766
1.90%	140	–	–	783	2,374	–	–	3,773
1.95%	266	–	–	5,509	3,603	–	–	53,160
2.00%	–	–	–	229	4,504	–	–	97,590
2.05%	–	–	–	–	4,978	–	–	13,377
2.10%	–	–	–	–	1,717	–	–	27,765
2.15%	–	–	–	–	1,333	–	–	101,538
2.20%	95	–	–	674	1,780	–	–	17,516
2.25%	–	–	–	–	–	–	–	6,596
2.30%	–	–	–	–	402	–	–	6,458
2.35%	262	–	–	271	–	–	–	197,303
2.40%	–	–	–	–	455	–	–	19,727
2.45%	–	–	–	–	–	–	–	6,785
2.50%	–	–	–	–	186	–	–	1,924
2.55%	–	–	–	–	–	–	–	19,531
2.60%	–	–	–	371	–	–	–	11,631
2.65%	–	–	–	–	–	–	–	721
2.70%	–	–	–	–	–	–	–	5,927
2.75%	–	–	–	–	–	–	–	2,555
2.80%	–	–	–	–	–	–	–	302
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	2,406
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	237
3.10%	–	–	–	–	–	–	–	941
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	34

Totals	$16,847	3,332	998	114,574	92,270	1,967,492	252,210	1,143,822

	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppBal
0.80%	$251	–	5,837	1	176	2,238	–	2,637
0.95%	10,554	990	–	–	8,490	–	10,363	–
1.05%	5,131	1,423	–	–	4,285	–	9,146	–
1.10%	5,539	164	–	3,292	8,317	–	3,313	–
1.15%	141,985	21,262	–	15,165	145,555	–	221,912	–
1.20%	1,626	38	–	–	367	–	1,201	–
1.25%	28,547	10,660	–	2,806	15,077	–	62,790	–
1.30%	540,826	161	1,653,634	2,443	46,657	1,110,417	2,104	1,189,431
1.35%	21,527	–	–	8,404	34,914	–	92,864	–
1.40%	362,226	2,146	1,197,261	3,158	35,810	350,450	20,800	729,649
1.45%	92,818	7,455	–	7,731	38,142	–	97,092	–
1.50%	43,592	3,341	–	2,496	39,143	–	41,540	–
1.55%	142,060	20,498	–	19,852	122,944	–	170,325	–
1.60%	11,447	2,942	–	2,036	10,099	–	15,673	–
1.65%	60,959	11,325	–	6,055	58,970	–	84,169	–
1.70%	22,833	5,944	–	1,478	12,814	–	18,467	–
1.75%	192,138	4,797	–	17,801	355,886	–	101,405	–
1.80%	59,534	12,081	–	8,153	37,386	–	82,061	–
1.85%	43,843	5,726	–	2,459	20,661	–	38,184	–
1.90%	14,257	2,430	–	1,137	7,128	–	9,304	–
1.95%	28,346	3,224	–	9,252	61,770	–	26,208	–
2.00%	114,805	1,451	–	4,468	160,194	–	39,274	–
2.05%	17,845	7,686	–	2,053	27,457	–	13,824	–
2.10%	25,751	915	–	1,476	39,417	–	27,822	–
2.15%	57,777	1,429	–	8,911	144,350	–	11,565	–
2.20%	19,424	2,534	–	626	38,073	–	18,806	–
2.25%	13,634	854	–	579	10,962	–	2,053	–
2.30%	5,156	1,030	–	237	13,442	–	4,924	–
2.35%	196,065	74	–	1,671	343,668	–	2,240	–
2.40%	14,905	116	–	914	37,483	–	1,917	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppBal
2.45%	3,897	173	–	1,513	10,116	–	73	–
2.50%	1,069	212	–	27	5,464	–	1,311	–
2.55%	20,438	–	–	836	34,146	–	–	–
2.60%	12,580	–	–	3	20,899	–	–	–
2.65%	1,551	–	–	299	1,668	–	–	–
2.70%	4,621	–	–	–	9,662	–	21	–
2.75%	2,381	–	–	–	3,730	–	–	–
2.80%	330	63	–	–	808	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	1,288	–	–	–	3,593	–	–	–
2.95%	–	–	–	–	57	–	–	–
3.00%	–	–	–	–	60	–	–	–
3.05%	45	–	–	–	283	–	–	–
3.10%	160	–	–	–	1,116	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	57	–	–	–	64	–	–	–

Totals	$2,343,818	133,144	2,856,732	137,332	1,971,303	1,463,105	1,232,751	1,921,717

	OppCapAp	OppCapApS	OppBdFd	OppGlSec	OppGlSecS	OppHighInc	OppHighIncS	OppMSt
0.80%	$3,932	–	1,295	2,874	–	–	–	597
0.95%	–	1,519	–	–	371	–	3,810	–
1.05%	–	1,201	–	–	240	–	2,696	–
1.10%	–	2,325	–	–	558	–	659	–
1.15%	–	136,013	–	–	50,564	–	69,397	–
1.20%	–	1,865	–	–	1,208	–	1,147	–
1.25%	–	62,874	–	–	50,886	–	29,841	–
1.30%	997,935	1,162	950,163	2,459,134	3,123	3,377	–	265,399
1.35%	–	33,231	–	–	–	–	22,153	–
1.40%	453,305	12,043	711,447	1,564,970	10,585	614	21,843	109,780
1.45%	–	61,414	–	–	21,064	–	95,979	–
1.50%	–	33,944	–	–	11,628	–	13,529	–
1.55%	–	147,927	–	–	52,500	–	108,505	–
1.60%	–	13,017	–	–	3,573	–	6,709	–
1.65%	–	74,831	–	–	24,987	–	31,813	–
1.70%	–	17,819	–	–	6,741	–	10,204	–
1.75%	–	72,536	–	–	13,307	–	39,053	–
1.80%	–	65,669	–	–	31,837	–	65,213	–
1.85%	–	31,336	–	–	10,826	–	14,693	–
1.90%	–	13,622	–	–	6,177	–	6,898	–
1.95%	–	26,436	–	–	2,144	–	3,295	–
2.00%	–	29,064	–	–	1,753	–	23,781	–
2.05%	–	47,769	–	–	5,823	–	11,645	–
2.10%	–	12,645	–	–	6,344	–	12,222	–
2.15%	–	21,224	–	–	1,764	–	2,314	–
2.20%	–	12,962	–	–	–	–	11,524	–
2.25%	–	16,678	–	–	165	–	1,748	–
2.30%	–	4,943	–	–	283	–	511	–
2.35%	–	16,670	–	–	–	–	779	–
2.40%	–	2,976	–	–	–	–	215	–
2.45%	–	3,836	–	–	–	–	592	–
2.50%	–	3,913	–	–	–	–	–	–
2.55%	–	1,166	–	–	–	–	422	–
2.60%	–	2,167	–	–	–	–	–	–
2.65%	–	103	–	–	–	–	373	–
2.70%	–	184	–	–	–	–	1,791	–
2.75%	–	43	–	–	–	–	1,079	–
2.80%	–	4	–	–	–	–	505	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	249	–	–	–	–	–	–
2.95%	–	45	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,455,172	987,425	1,662,905	4,026,978	318,451	3,991	616,938	375,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap	PioSmCapV2	PioSmCapV	PVTGroInc	PVTIntEq
0.80%	$–	8	–	1,210	–	–	–	–
0.95%	2,001	–	1,017	–	2,967	4,321	713	–
1.05%	670	–	1,003	–	2,439	3,690	265	–
1.10%	4,836	–	2,482	–	–	–	592	–
1.15%	183,151	–	77,166	–	–	–	17,893	2,793
1.20%	1,701	–	202	–	–	–	–	–
1.25%	43,875	–	19,169	–	–	–	5,073	1,535
1.30%	703	6,229	90	227,058	–	–	–	–
1.35%	46,189	–	25,549	–	–	–	2,417	–
1.40%	30,990	2,267	7,947	77,480	–	9	436	1,373
1.45%	53,964	–	27,840	–	–	–	4,118	1,509
1.50%	61,492	–	24,655	–	–	–	4,209	2,366
1.55%	201,859	–	93,594	–	–	–	24,219	5,593
1.60%	20,233	–	8,529	–	–	–	1,864	116
1.65%	87,267	–	25,939	–	–	–	19,834	2,057
1.70%	36,598	–	10,075	–	–	–	2,052	1,510
1.75%	333,036	–	87,576	–	–	–	9,068	1,018
1.80%	91,376	–	53,513	–	–	–	9,256	2,319
1.85%	34,641	–	12,160	–	–	–	2,934	651
1.90%	16,013	–	4,152	–	–	–	1,198	125
1.95%	66,254	–	22,516	–	–	–	1,745	–
2.00%	165,138	–	39,535	–	–	–	6,225	183
2.05%	40,231	–	7,373	–	–	–	5,746	670
2.10%	44,803	–	19,464	–	–	–	4,629	93
2.15%	153,184	–	32,207	–	–	–	5,605	–
2.20%	33,383	–	7,318	–	–	–	616	–
2.25%	19,833	–	3,116	–	–	–	4,188	–
2.30%	13,687	–	4,243	–	–	–	613	–
2.35%	314,654	–	68,307	–	–	–	1,210	–
2.40%	29,682	–	6,355	–	–	–	646	440
2.45%	11,472	–	2,454	–	–	–	341	–
2.50%	5,144	–	835	–	–	–	725	–
2.55%	32,271	–	6,987	–	–	–	2	–
2.60%	20,116	–	3,895	–	–	–	486	–
2.65%	1,812	–	567	–	–	–	–	32
2.70%	11,293	–	1,953	–	–	–	9	–
2.75%	5,366	–	736	–	–	–	47	–
2.80%	1,109	–	250	–	–	–	120	–
2.85%	1,173	–	–	–	–	–	–	–
2.90%	3,277	–	796	–	–	–	–	–
2.95%	56	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	260	–	63	–	–	–	–	–
3.10%	1,023	–	252	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	60	–	11	–	–	–	–	–

Totals	$2,225,876	8,504	711,891	305,748	5,406	8,020	139,094	24,383

	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
0.80%	$–	49	337	–	49	71	1,304	1,455
0.95%	40	–	–	–	–	–	–	–
1.05%	380	–	–	–	–	–	–	–
1.10%	4	483	621	170	–	–	–	–
1.15%	4,903	26,643	48,230	11,798	–	–	–	–
1.20%	–	–	–	1	–	–	–	–
1.25%	3,943	2,414	6,170	976	–	–	–	–
1.30%	–	4,726	14,529	1,558	62,353	220,364	199,347	349,298
1.35%	380	6,469	30,576	3,633	–	–	–	–
1.40%	74	8,942	14,956	2,203	42,966	104,055	63,724	187,208
1.45%	1,383	8,243	37,555	4,597	–	–	–	–
1.50%	2,317	12,146	11,032	2,006	–	–	–	–
1.55%	7,123	40,357	61,733	11,618	–	–	–	–
1.60%	281	1,861	7,073	1,088	–	–	–	–
1.65%	5,159	4,934	20,760	8,895	–	–	–	–
1.70%	705	1,891	6,160	980	–	–	–	–
1.75%	1,705	19,948	56,742	19,829	–	–	–	–
1.80%	1,714	9,787	25,171	4,370	–	–	–	–
1.85%	1,458	6,414	16,544	338	–	–	–	–
1.90%	499	978	880	294	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
1.95%	334	2,535	16,005	1,395	–	–	–	–
2.00%	1,967	17,728	12,628	5,558	–	–	–	–
2.05%	3,880	2,673	3,041	684	–	–	–	–
2.10%	261	7,630	9,233	3,814	–	–	–	–
2.15%	751	11,293	15,004	5,278	–	–	–	–
2.20%	751	5,827	11,604	2,016	–	–	–	–
2.25%	1,521	1,513	2,165	–	–	–	–	–
2.30%	906	1,772	5,477	147	–	–	–	–
2.35%	892	5,230	16,103	1,986	–	–	–	–
2.40%	964	1,488	1,154	987	–	–	–	–
2.45%	325	1,171	1,188	58	–	–	–	–
2.50%	570	80	465	46	–	–	–	–
2.55%	51	179	294	282	–	–	–	–
2.60%	459	107	22	–	–	–	–	–
2.65%	6	170	94	42	–	–	–	–
2.70%	227	1,059	831	163	–	–	–	–
2.75%	42	–	–	–	–	–	–	–
2.80%	127	12	141	7	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	69	–	–	–	–	–	–
2.95%	–	–	48	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$46,102	216,821	454,566	96,817	105,368	324,490	264,375	537,961

	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2
0.80%	$1,162	2,950	1	–	236	–	9,046	–
0.95%	–	–	–	1,443	–	–	–	6,912
1.05%	–	–	–	1,096	–	–	–	3,517
1.10%	–	–	–	2,278	–	316	–	4,356
1.15%	–	–	–	69,602	–	5,527	–	237,490
1.20%	–	–	–	748	–	–	–	640
1.25%	–	–	–	13,383	–	4,477	–	56,902
1.30%	328,167	477,854	3,636	570	94,793	–	1,684,876	1,000
1.35%	–	–	–	19,662	–	–	–	66,610
1.40%	138,740	191,554	1,579	14,153	45,547	256	946,844	23,429
1.45%	–	–	–	28,479	–	3,362	–	75,151
1.50%	–	–	–	39,207	–	4,601	–	49,358
1.55%	–	–	–	64,757	–	5,944	–	296,335
1.60%	–	–	–	6,469	–	588	–	19,215
1.65%	–	–	–	31,776	–	903	–	84,711
1.70%	–	–	–	16,402	–	917	–	21,573
1.75%	–	–	–	170,564	–	697	–	82,802
1.80%	–	–	–	27,652	–	1,903	–	127,555
1.85%	–	–	–	18,069	–	1,774	–	52,028
1.90%	–	–	–	8,455	–	776	–	16,994
1.95%	–	–	–	30,438	–	310	–	18,862
2.00%	–	–	–	99,872	–	22	–	36,807
2.05%	–	–	–	12,157	–	888	–	24,233
2.10%	–	–	–	15,260	–	1,778	–	24,933
2.15%	–	–	–	67,135	–	688	–	6,629
2.20%	–	–	–	20,962	–	–	–	17,318
2.25%	–	–	–	8,016	–	–	–	2,750
2.30%	–	–	–	8,527	–	–	–	2,808
2.35%	–	–	–	196,458	–	–	–	662
2.40%	–	–	–	15,053	–	–	–	982
2.45%	–	–	–	5,202	–	9	–	8,222
2.50%	–	–	–	1,323	–	–	–	98
2.55%	–	–	–	19,859	–	–	–	16,893
2.60%	–	–	–	12,200	–	–	–	–
2.65%	–	–	–	1,120	–	–	–	183
2.70%	–	–	–	4,638	–	–	–	21
2.75%	–	–	–	2,245	–	–	–	–
2.80%	–	–	–	373	–	–	–	170
2.85%	–	–	–	85	–	–	–	–
2.90%	–	–	–	1,700	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	86	–	–	–	–
3.10%	–	–	–	339	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	40	–	–	–	–

Totals	$468,069	672,358	5,216	1,057,853	140,576	35,736	2,640,766	1,388,149

	VicDivrStk	WFDisc	WFLrgCoGro	WFMnMrkt	WFOpp	WFTotRetBd
0.80%	$–	671	–	–	5,666	–
0.95%	–	–	–	–	–	–
1.05%	–	–	–	–	–	–
1.10%	–	–	–	–	–	–
1.15%	1,006	–	–	69	–	246
1.20%	–	–	–	–	–	–
1.25%	4,858	–	–	–	–	–
1.30%	–	656,535	–	–	3,371,207	–
1.35%	920	–	–	–	–	–
1.40%	–	276,687	41	1,300	1,273,509	–
1.45%	–	–	–	–	–	–
1.50%	1,206	–	–	–	–	–
1.55%	52	–	–	–	–	–
1.60%	582	–	–	–	–	–
1.65%	354	–	–	–	–	–
1.70%	278	–	–	–	–	–
1.75%	627	–	72	–	–	–
1.80%	772	–	–	–	–	–
1.85%	384	–	–	–	–	–
1.90%	–	–	359	–	–	–
1.95%	673	–	–	–	–	–
2.00%	12	–	229	–	–	–
2.05%	–	–	–	–	–	–
2.10%	900	–	712	–	–	–
2.15%	–	–	–	–	–	–
2.20%	–	–	1,343	–	–	–
2.25%	–	–	–	–	–	–
2.30%	–	–	–	–	–	–
2.35%	–	–	–	–	–	–
2.40%	–	–	–	–	–	–
2.45%	–	–	–	–	–	–
2.50%	–	–	–	–	–	–
2.55%	–	–	–	–	–	–
2.60%	–	–	–	–	–	–
2.65%	–	–	–	–	–	–
2.70%	–	–	–	–	–	–
2.75%	–	–	–	–	–	–
2.80%	–	–	–	–	–	–
2.85%	–	–	–	–	–	–
2.90%	–	–	–	–	–	–
2.95%	–	–	–	–	–	–
3.00%	–	–	–	–	–	–
3.05%	–	–	–	–	–	–
3.10%	–	–	–	–	–	–
3.15%	–	–	–	–	–	–
3.25%	–	–	–	–	–	–

Totals $	12,624	933,893	2,756	1,369	4,650,382	246

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $258,453,443 and $281,754,798, respectively, and total transfers from the Account to the fixed account were $98,329,606 and $86,585,725, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $19,726,148 and $11,235,861 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,024,406 and $1,705,112 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

For Purchase Payment Credits, the Company contributed $4,208,817 and $2,000,683 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II
2006	0.95% to 2.95%	3,021,464	$ 14.14 to 15.42	$52,769,013	0.12%	11.87% to 9.62%
2005	0.95% to 2.95%	3,126,816	12.64 to 14.06	49,174,442	0.00%	4.43%to 2.33%
2004	0.95% to 2.80%	2,372,812	12.11 to 13.78	35,865,728	0.00%	9.79% to 7.74%
2003	0.95% to 2.80%	725,730	11.03 to 12.79	9,990,108	0.00%	10.28% to 27.90%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II
2006	0.80% to 2.95%	936,992	9.91 to 13.58	14,402,186	0.00%	-0.88% to 2.94%	(a)
2005	0.95% to 2.95%	783,186	12.18 to 13.19	11,580,313	0.00%	7.55% to 5.38%
2004	0.95% to 2.85%	995,122	11.33 to 12.54	13,783,771	0.00%	5.32% to 3.30%
2003	0.95% to 2.80%	208,483	10.76 to 12.14	2,749,979	0.00%	7.56% to 21.42%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II
2006	0.80% to 3.00%	1,088,041	10.12 to 17.01	20,992,339	0.00%	1.15% to 12.78%	(a)
2005	0.95% to 3.00%	938,234	13.62 to 15.09	15,894,114	0.00%	8.23% to 6.00%
2004	0.95% to 2.70%	681,736	12.59 to 15.48	10,765,387	0.00%	14.17% to 12.16%
2003	1.15% to 2.65%	156,782	14.00 to 13.81	2,180,408	0.00%	39.96% to 38.10%	(a) (b)

Alger American Balanced Portfolio – Class S Shares
2006	0.95% to 1.45%	19,445	12.14 to 11.94	235,534	0.81%	3.47% to 2.95%
2005	0.95% to 1.45%	37,454	11.73 to 11.60	439,160	1.78%	7.13% to 6.59%
2004	0.95% to 1.45%	11,877	10.95 to 10.88	129,991	1.97%	3.28% to 2.76%

Alger American Mid Cap Growth Portfolio – Class S Shares
2006	0.95% to 1.80%	42,969	14.21 to 13.81	608,077	0.00%	8.84% to 7.91%
2005	0.95% to 1.80%	31,739	13.06 to 12.80	413,029	0.00%	8.50% to 7.57%
2004	0.95% to 1.45%	17,910	12.03 to 11.95	215,064	0.00%	11.69% to 11.13%
2003	0.95%	2,204	10.77	23,746	0.00%	7.74%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B
2006	0.95% to 2.90%	1,318,088	14.62 to 15.18	23,041,761	1.14%	15.88% to 13.60%
2005	0.95% to 2.90%	1,458,592	12.61 to 13.36	22,196,589	1.24%	3.60% to 1.57%
2004	0.95% to 2.90%	1,632,039	12.17 to 13.15	24,059,143	0.88%	10.17% to 8.00%
2003	0.95% to 2.90%	1,055,483	11.05 to 12.18	14,215,858	0.14%	10.51% to 21.78%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B
2006	0.95% to 2.40%	436,802	16.22 to 19.77	8,743,128	0.23%	13.12% to 11.47%
2005	0.95% to 2.40%	472,597	14.34 to 17.73	8,416,951	0.55%	5.62% to 4.08%
2004	0.95% to 2.70%	497,373	13.58 to 16.94	8,511,826	0.09%	17.94% to 15.86%
2003	1.10% to 2.70%	282,978	14.83 to 14.62	4,130,159	0.05%	48.33% to 46.22%	(a) (b)

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	0.80% to 1.40%	3,544,356	19.84 to 21.64	81,354,666	1.99%	8.74% to 8.09%
2005	0.80% to 1.40%	4,467,709	18.24 to 20.02	94,404,446	1.89%	4.10% to 3.47%
2004	0.80% to 1.40%	5,476,571	17.53 to 19.35	111,421,119	1.68%	8.90% to 8.24%
2003	0.80% to 1.40%	6,309,606	16.09 to 17.88	118,238,558	2.53%	18.50% to 17.79%
2002	0.80% to 1.40%	6,701,595	13.58 to 16.57	106,481,584	2.84%	-10.82% to-10.28%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.80% to 1.40%	3,982,752	15.45 to 18.71	124,686,439	0.00%	16.28% to 15.58%
2005	0.80% to 1.40%	4,837,975	13.28 to 16.19	129,211,185	0.00%	21.09% to 20.36%
2004	0.80% to 1.40%	5,652,516	10.97 to 13.45	124,449,595	0.00%	6.72% to 6.08%
2003	0.80% to 1.40%	6,916,987	10.28 to 12.68	141,677,225	0.00%	19.51% to 18.79%
2002	0.80% to 1.40%	8,313,614	8.60 to 21.07	140,824,556	0.00%	-22.31% to -21.83%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.80% to 1.40%	2,937,946	$14.22 to 13.49	$39,889,470	1.85%	16.15% to 15.45%
2005	0.80% to 1.40%	3,657,933	12.24 to 11.69	42,972,046	2.07%	3.80% to 3.17%
2004	0.80% to 1.40%	4,654,910	11.79 to 11.33	52,942,168	1.40%	12.09% to 11.41%
2003	0.80% to 1.40%	5,714,030	10.52 to 10.17	58,274,174	1.11%	28.32% to 27.54%
2002	0.80% to 1.40%	5,125,581	7.97 to 8.20	40,961,204	1.15%	-20.50% to -20.02%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II
2006	0.95% to 2.85%	861,606	15.01 to 12.86	14,784,058	1.57%	15.71% to 13.54%
2005	0.95% to 2.85%	974,803	12.97 to 11.33	14,596,589	1.77%	3.53% to 1.59%
2004	0.95% to 2.85%	964,870	12.53 to 11.15	14,094,019	1.13%	11.50% to 9.46%
2003	0.95% to 2.80%	513,470	11.24 to 12.24	6,815,250	0.00%	12.35% to 22.37%	(a) (b)

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.80% to 3.00%	6,878,406	10.94 to 10.21	74,548,587	3.41%	0.78% to -1.45%
2005	0.80% to 3.00%	7,317,685	10.86 to 10.36	79,291,554	4.66%	0.75% to -1.48%
2004	0.80% to 3.00%	5,306,858	10.78 to 10.51	57,508,773	3.39%	4.96% to 2.64%
2003	0.80% to 2.55%	1,303,256	10.27 to 10.29	13,554,997	1.08%	2.69% to 2.92%	(a)

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.80% to 1.40%	2,905,577	23.82 to 22.36	65,448,602	1.67%	24.03% to 23.28%
2005	0.80% to 1.40%	3,664,642	19.21 to 18.13	66,905,080	1.18%	12.35% to 11.67%
2004	0.80% to 1.40%	4,655,031	17.10 to 16.24	76,046,364	0.57%	14.00% to 13.32%
2003	0.80% to 1.40%	6,008,220	15.00 to 14.33	86,550,127	0.75%	23.51% to 22.77%
2002	0.80% to 1.40%	7,997,923	11.67 to 12.14	93,782,519	0.88%	-21.49% to -21.01%

American Century Variable Portfolios, Inc. – International Fund – Class II
2006	0.95% to 2.15%	167,745	17.86 to 19.57	3,361,447	1.45%	23.56% to 22.07%
2005	0.95% to 2.15%	187,627	14.45 to 16.03	3,059,229	1.01%	12.03% to 10.68%
2004	0.95% to 2.15%	218,350	12.90 to 14.48	3,195,978	0.49%	13.68% to 12.31%
2003	0.95% to 2.70%	238,887	11.35 to 12.83	3,091,431	0.00%	13.46% to 28.33%	(a) (b)

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.80% to 1.40%	2,121,586	15.84 to 15.40	32,787,298	1.62%	24.03% to 23.28%
2005	0.80% to 1.40%	2,307,236	12.77 to 12.49	28,896,626	1.13%	12.20% to 11.52%
2004	0.80% to 1.40%	2,469,324	11.38 to 11.20	27,706,844	0.54%	14.16% to 13.47%
2003	0.80% to 1.40%	2,431,962	9.97 to 9.87	24,027,699	0.68%	23.51% to 22.77%
2002	0.80% to 1.40%	1,893,970	8.04 to 8.07	15,231,488	0.00%	-19.61% to -19.28%	(a) (b)

American Century Variable Portfolios, Inc. – International Fund – Class IV
2006	0.95% to 2.65%	741,894	15.62 to 14.92	11,421,722	1.45%	23.68% to 21.57%
2005	0.95% to 2.65%	771,337	12.63 to 12.27	9,654,221	0.89%	11.90% to 9.99%
2004	0.95% to 2.30%	493,520	11.29 to 11.19	5,550,929	0.00%	12.89% to 11.87%	(a) (b)

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.80% to 1.40%	299,448	11.09 to 11.05	3,310,661	1.20%	10.94% to 10.50%	(a) (b)

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II
2006	1.10% to 2.90%	1,253,439	13.35 to 12.95	16,593,330	0.67%	18.91% to 16.75%
2005	1.15% to 2.90%	483,218	11.22 to 11.09	5,404,126	1.28%	12.21% to 10.89%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.80% to 1.40%	423,522	10.58 to 10.28	4,369,846	0.00%	-4.05% to -4.63%
2005	0.80% to 1.40%	704,273	11.02 to 10.78	7,610,398	0.00%	1.35% to 0.74%
2004	0.80% to 1.40%	671,844	10.88 to 10.70	7,201,616	0.00%	9.79% to 9.13%
2003	0.80% to 1.40%	596,069	9.91 to 9.81	5,850,738	0.00%	23.90% to 23.15%
2002	0.80% to 1.40%	144,545	7.96 to 8.00	1,151,365	0.33%	-20.37% to -20.05%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II
2006	0.95% to 2.90%	1,132,582	11.31 to 11.64	15,069,024	0.00%	-4.30% to -6.18%
2005	0.95% to 2.90%	1,111,532	11.82 to 12.40	15,585,166	0.00%	1.01% to -0.97%
2004	0.95% to 2.85%	833,172	11.70 to 12.54	11,612,690	0.00%	9.54% to 7.44%
2003	1.15% to 2.75%	251,964	13.07 to 11.68	3,176,173	0.00%	30.66% to 16.77%	(a) (b)

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.80% to 1.40%	6,165,160	26.25 to 24.70	153,403,265	1.35%	17.71% to 17.00%
2005	0.80% to 1.40%	7,260,905	22.30 to 21.11	154,247,554	0.93%	4.20% to 3.57%
2004	0.80% to 1.40%	8,834,706	21.40 to 20.39	181,034,811	1.06%	13.42% to 12.73%
2003	0.80% to 1.40%	9,070,068	18.87 to 18.08	164,712,767	1.01%	27.93% to 27.15%
2002	0.80% to 1.40%	10,608,306	14.22 to 14.75	151,374,824	0.98%	-13.84% to -13.32%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Value Fund – Class II
2006	0.95% to 2.95%	5,699,037	$15.45 to 15.95	$104,054,486	1.05%	17.34% to 14.98%
2005	0.95% to 2.95%	4,664,738	13.16 to 13.87	73,014,202	0.59%	3.86% to 1.77%
2004	0.95% to 2.80%	2,735,693	12.67 to 13.66	41,571,673	0.53%	13.09% to 10.98%
2003	1.10% to 2.80%	875,072	13.63 to 12.31	11,835,842	0.00%	36.27% to 23.13%	(a) (b)

American Century Variable Portfolios, Inc. – Vista SM Fund – Class I
2006	1.30% to 1.40%	15,762	9.54 to 9.54	150,403	0.00%	-4.56% to -4.63%	(a) (b)

American Century Variable Portfolios, Inc. – Vista SM Fund – Class II
2006	1.10% to 2.90%	242,388	2.25 to 11.88	2,936,912	0.00%	7.68% to 5.73%
2005	1.10% to 2.90%	106,490	11.37 to 11.23	1,205,764	0.00%	13.72% to 12.35%	(a) (b)

American Funds Insurance Series®– Growth Fund – Class 1
2006	1.30%	243,531	77.34	18,835,011	0.92%	9.05%
2005	1.30%	304,890	70.93	21,624,645	0.86%	14.99%
2004	1.30%	328,214	61.68	20,244,087	0.35%	11.28%
2003	1.30%	365,065	55.43	20,233,757	0.37%	35.36%
2002	1.30%	395,501	40.94	16,193,780	0.18%	-25.26%

American Funds Insurance Series®– High-Income Bond Fund – Class 1
2006	1.30%	35,506	40.54	1,439,550	4.68%	9.45%
2005	1.30%	51,290	37.04	1,899,949	5.71%	1.13%
2004	1.30%	56,446	36.63	2,067,573	5.70%	8.40%
2003	1.30%	79,839	33.79	2,697,763	10.29%	28.10%
2002	1.30%	52,094	26.38	1,374,108	8.77%	-2.79%

American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund – Class 1
2006	1.30%	62,699	28.00	1,755,517	3.68%	2.60%
2005	1.30%	88,729	27.29	2,421,277	3.90%	1.37%
2004	1.30%	91,982	26.92	2,476,082	4.87%	2.24%
2003	1.30%	110,931	26.33	2,920,820	3.56%	1.18%
2002	1.30%	125,824	26.02	3,274,314	4.55%	8.03%

Charles Schwab Money Market Portfolio
2006	0.95% to 1.85%	1,650,023	10.53 to 10.21	17,343,382	4.15%	3.61% to 2.67%
2005	0.95% to 1.90%	1,114,003	10.16 to 9.94	11,301,111	3.00%	1.77% to 0.80%
2004	0.95% to 1.85%	438,727	9.98 to 9.86	4,373,727	0.96%	-0.06% to -0.96%
2003	0.95% to 1.45%	245,954	9.99 to 9.97	2,456,759	0.09%	-0.11% to -0.27%	(a) (b)

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.80% to 1.40%	285,608	16.15 to 15.20	4,372,655	0.00%	12.30% to 11.62%
2005	0.80% to 1.40%	377,164	14.38 to 13.62	5,168,448	0.00%	15.22% to 14.52%
2004	0.80% to 1.40%	509,005	12.48 to 11.89	6,084,949	0.00%	17.05% to 16.34%
2003	0.80% to 1.40%	665,511	10.67 to 10.22	6,834,165	0.00%	46.48% to 45.59%
2002	0.80% to 1.40%	871,300	7.02 to 7.28	6,140,841	0.00%	-35.08% to -34.68%

Credit Suisse Trust – International Focus Portfolio
2006	0.80% to 1.40%	2,629,775	16.18 to 15.57	41,181,190	0.99%	17.71% to 17.00%
2005	0.80% to 1.40%	3,268,498	13.75 to 13.30	43,719,660	0.84%	16.50% to 15.80%
2004	0.80% to 1.40%	4,168,927	11.80 to 11.49	48,123,003	0.93%	13.82% to 13.14%
2003	0.80% to 1.40%	5,366,505	10.37 to 10.15	54,715,107	0.43%	32.03% to 31.23%
2002	0.80% to 1.40%	6,977,626	7.74 to 7.85	54,182,847	0.00%	-21.03% to -20.55%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.80% to 1.40%	4,550,318	16.92 to 17.63	80,816,137	0.00%	3.93% to 3.30%
2005	0.80% to 1.40%	5,728,799	16.28 to 17.07	98,399,267	0.00%	-3.46% to -4.04%
2004	0.80% to 1.40%	7,254,068	16.86 to 17.78	129,733,218	0.00%	9.98% to 9.32%
2003	0.80% to 1.40%	8,999,069	15.33 to 16.27	147,102,444	0.00%	47.36% to 46.47%
2002	0.80% to 1.40%	10,206,558	10.41 to 11.19	113,825,374	0.00%	-34.62% to -34.22%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.80% to 2.50%	3,003,653	15.23 to 20.00	53,124,303	0.42%	13.50% to 11.56%
2005	0.80% to 2.50%	3,454,461	13.42 to 17.92	52,798,571	0.00%	6.38% to 4.56%
2004	0.80% to 2.70%	3,662,793	12.62 to 17.08	50,846,240	0.46%	20.91% to 18.60%
2003	0.80% to 2.35%	2,490,303	10.43 to 10.15	27,176,568	0.28%	36.68% to 44.44%	(b)
2002	0.80% to 1.40%	466,308	7.60 to 7.63	3,546,444	0.31%	-23.97% to -23.66%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.80% to 1.40%	3,504,269	$18.37 to 22.39	$82,432,140	0.11%	8.33% to 7.68%
2005	0.80% to 1.40%	4,359,987	16.95 to 20.79	95,023,542	0.00%	2.79% to 2.17%
2004	0.80% to 1.40%	5,445,879	16.49 to 20.35	115,826,541	0.36%	5.36% to 4.72%
2003	0.80% to 1.40%	6,701,628	15.66 to 19.43	135,576,829	0.11%	25.00% to 24.24%
2002	0.80% to 1.40%	7,243,408	12.52 to 16.66	117,819,427	0.19%	-29.94% to -29.51%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.80% to 1.40%	17,471,027	25.91 to 31.05	547,761,774	1.59%	14.58% to 13.89%
2005	0.80% to 1.40%	21,479,216	22.61 to 27.26	590,648,682	1.54%	3.86% to 3.23%
2004	0.80% to 1.40%	27,047,637	21.77 to 26.41	719,718,796	1.71%	9.76% to 9.09%
2003	0.80% to 1.40%	32,699,415	19.84 to 24.21	796,781,905	1.40%	27.34% to 26.57%
2002	0.80% to 1.40%	38,520,995	15.58 to 19.36	740,960,376	1.27%	-23.45% to -22.98%

Dreyfus Stock Index Fund, Inc. – Service Shares
2006	0.95% to 2.90%	7,034,417	14.25 to 14.59	117,546,992	1.41%	14.11% to 11.87%
2005	0.95% to 3.00%	6,341,787	12.49 to 13.00	93,210,382	1.41%	3.44% to 1.31%
2004	0.95% to 3.00%	5,049,202	12.07 to 12.84	72,127,749	1.74%	9.30% to 7.04%
2003	0.95% to 2.90%	1,563,084	11.04 to 12.00	20,724,193	0.73%	10.44% to 20.00%	(a) (b)

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.80% to 1.40%	3,227,567	16.02 to 15.12	49,149,665	1.58%	15.55% to 14.85%
2005	0.80% to 1.40%	4,029,605	13.86 to 13.17	53,378,443	0.02%	3.55% to 2.92%
2004	0.80% to 1.40%	4,990,800	13.39 to 12.79	64,177,831	1.53%	4.21% to 3.58%
2003	0.80% to 1.40%	6,013,001	12.85 to 12.35	74,581,255	1.29%	20.20% to 19.47%
2002	0.80% to 1.40%	7,086,046	10.34 to 10.69	73,506,332	1.03%	-17.88% to -17.38%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares
2006	0.95% to 3.00%	1,641,093	13.55 to 13.38	24,926,948	1.35%	15.11% to 12.73%
2005	0.95% to 3.00%	1,814,647	11.77 to 11.87	24,136,811	0.00%	3.13% to 1.00%
2004	0.95% to 2.85%	1,357,385	11.42 to 11.78	17,648,287	2.09%	3.80% to 1.81%
2003	1.15% to 2.65%	396,749	12.70 to 12.54	4,997,749	1.99%	27.04% to 25.35%	(a) (b)

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares
2006	0.95% to 2.40%	278,075	12.65 to 15.42	4,374,516	0.17%	2.54% to 1.04%
2005	0.95% to 2.40%	339,465	12.34 to 15.26	5,241,910	0.00%	4.56% to 3.03%
2004	0.95% to 2.40%	327,297	11.80 to 14.81	4,907,676	0.00%	9.99% to 8.38%
2003	1.10% to 2.40%	131,238	13.83 to 13.67	1,800,570	0.00%	38.26% to 36.67%	(a) (b)

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	0.80% to 1.40%	2,372,008	15.25 to 14.35	34,268,064	0.76%	13.60% to 12.91%
2005	0.80% to 1.40%	2,832,165	13.42 to 12.71	36,194,164	1.29%	2.53% to 1.91%
2004	0.80% to 1.40%	3,540,729	13.09 to 12.47	44,355,941	1.18%	6.61% to 5.96%
2003	0.80% to 1.40%	4,245,970	12.28 to 11.77	50,156,353	0.77%	25.56% to 24.80%
2002	0.80% to 1.40%	4,941,819	9.43 to 9.78	46,735,460	0.59%	-26.38% to -25.93%

Federated Insurance Series – Federated American Leaders Fund II – Service Shares
2006	0.95% to 2.75%	147,270	14.63 to 15.17	2,411,405	1.22%	15.38% to 13.29%
2005	0.95% to 2.75%	177,529	12.68 to 13.39	2,536,537	1.27%	3.78% to 1.90%
2004	1.15% to 2.75%	191,712	14.45 to 13.14	2,665,097	1.22%	8.24% to 6.49%
2003	1.15% to 2.55%	77,357	13.35 to 13.18	1,001,093	0.00%	33.50% to 31.84%	(a) (b)

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares
2006	0.95% to 3.15%	212,094	13.42 to 13.52	3,225,966	0.53%	14.69% to 12.15%
2005	1.05% to 3.15%	236,710	11.67 to 12.06	3,170,136	0.84%	0.63% to -1.50%
2004	1.05% to 3.15%	262,174	11.60 to 12.24	3,512,976	0.53%	5.99% to 3.74%
2003	1.10% to 2.80%	177,660	13.00 to 11.83	2,254,950	0.00%	30.02% to 18.27%	(a) (b)

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares
2006	1.15% to 2.30%	326,855	10.32 to 10.24	3,358,443	0.00%	3.16% to 2.37%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.80% to 1.40%	1,361,037	11.88 to 11.55	15,768,662	4.34%	3.32% to 2.70%
2005	0.80% to 1.40%	1,866,157	11.50 to 11.25	21,031,569	3.80%	0.49% to -0.12%
2004	0.80% to 1.40%	2,208,926	11.44 to 11.26	24,906,332	4.23%	2.79% to 2.17%
2003	0.80% to 1.40%	3,097,044	11.13 to 11.02	34,160,926	4.10%	3.81% to 3.18%
2002	0.80% to 1.40%	2,559,029	10.68 to 10.72	27,343,161	0.00%	6.82% to 7.25%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated Quality Bond Fund II – Service Shares
2006	0.95% to 2.95%	4,875,943	$10.81 to 9.88	$51,727,060	3.80%	2.94% to 0.86%
2005	0.95% to 2.95%	4,648,453	10.51 to 9.79	48,245,065	3.29%	0.03% to -1.98%
2004	0.95% to 2.85%	3,548,586	10.50 to 10.78	37,072,244	3.23%	2.34% to 0.39%
2003	0.95% to 2.60%	1,665,638	10.26 to 10.78	17,093,448	0.01%	2.63% to 1.48%	(a) (b)

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	0.80% to 1.40%	19,837,866	27.02 to 33.76	941,295,561	3.26%	19.23% to 18.52%
2005	0.80% to 1.40%	24,111,620	22.66 to 28.49	951,276,572	1.68%	5.02% to 4.39%
2004	0.80% to 1.40%	29,628,395	21.58 to 27.29	1,103,365,925	1.58%	10.64% to 9.97%
2003	0.80% to 1.40%	35,119,867	19.50 to 24.82	1,172,481,617	1.79%	29.29% to 28.51%
2002	0.80% to 1.40%	41,305,904	15.08 to 33.74	1,060,581,302	1.87%	-18.11% to -17.61%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2
2006	1.10% to 2.95%	9,285,688	18.74 to 16.04	170,040,794	2.92%	18.61% to 16.40%
2005	1.10% to 2.95%	8,101,371	15.80 to 13.78	125,643,989	1.28%	4.41% to 2.47%
2004	1.10% to 2.95%	6,134,314	15.13 to 13.45	91,285,573	0.82%	10.01% to 7.95%
2003	1.10% to 2.80%	1,963,742	13.76 to 12.47	26,626,620	0.00%	37.56% to 24.68%	(a) (b)

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.80% to 1.40%	15,379,782	19.07 to 24.89	723,221,795	0.41%	6.00% to 5.36%
2005	0.80% to 1.40%	19,493,494	17.99 to 23.63	851,535,193	0.51%	4.95% to 4.32%
2004	0.80% to 1.40%	24,907,685	17.14 to 22.65	1,021,303,176	0.28%	2.55% to 1.93%
2003	0.80% to 1.40%	30,857,133	16.71 to 22.22	1,206,381,873	0.27%	31.79% to 30.99%
2002	0.80% to 1.40%	36,598,859	12.68 to 43.17	1,070,077,897	0.27%	-31.09% to -30.67%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2
2006	1.10% to 3.00%	3,396,781	15.59 to 13.04	51,229,656	0.16%	5.40% to 3.38%
2005	1.10% to 3.00%	3,421,593	14.79 to 12.61	49,127,180	0.25%	4.35% to 2.35%
2004	1.10% to 2.85%	3,015,154	14.17 to 12.36	41,622,162	0.09%	1.99% to 0.18%
2003	1.10% to 2.80%	1,072,088	13.90 to 12.34	14,579,923	0.00%	38.99% to 23.39%	(a) (b)

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	0.80% to 1.40%	7,076,863	14.56 to 15.70	153,544,649	7.13%	10.35% to 9.68%
2005	0.80% to 1.40%	8,818,397	13.19 to 14.31	171,137,153	14.50%	1.88% to 1.27%
2004	0.80% to 1.40%	12,101,014	12.95 to 14.13	228,193,033	8.17%	8.72% to 8.06%
2003	0.80% to 1.40%	16,497,401	11.91 to 13.08	283,236,571	6.82%	26.25% to 25.48%
2002	0.80% to 1.40%	17,053,114	9.43 to 19.56	231,945,065	10.24%	2.00% to 2.62%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	0.80% to 1.40%	5,556,872	22.70 to 23.07	158,028,879	0.90%	17.14% to 16.43%
2005	0.80% to 1.40%	6,764,235	19.38 to 19.82	164,441,055	0.66%	18.10% to 17.38%
2004	0.80% to 1.40%	8,332,810	16.41 to 16.88	172,049,779	1.18%	12.73% to 12.05%
2003	0.80% to 1.40%	10,235,114	14.55 to 15.07	187,955,327	0.83%	42.22% to 41.36%
2002	0.80% to 1.40%	12,965,489	10.23 to 13.97	167,732,039	0.89%	-21.40% to -20.92%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R
2006	0.80% to 1.40%	4,321,249	17.20 to 16.72	72,538,615	0.89%	17.08% to 16.37%
2005	0.80% to 1.40%	4,309,892	14.69 to 14.37	62,111,628	0.64%	18.16% to 17.45%
2004	0.80% to 1.40%	4,483,379	12.44 to 12.24	54,961,518	1.04%	12.68% to 12.00%
2003	0.80% to 1.40%	3,556,585	11.04 to 10.92	38,898,685	0.58%	42.18% to 41.32%
2002	0.80% to 1.40%	1,991,220	7.73 to 7.76	15,399,653	0.00%	-22.70% to -22.38%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2
2006	1.10% to 2.30%	395,811	22.77 to 21.72	8,723,911	0.71%	16.48% to 15.07%
2005	1.10% to 2.30%	445,790	19.55 to 18.87	8,474,142	0.53%	17.48% to 16.06%
2004	1.10% to 2.35%	579,313	16.64 to 16.25	9,439,417	1.00%	12.07% to 10.65%
2003	1.10% to 2.70%	759,076	14.85 to 14.64	11,143,294	0.00%	48.46% to 46.36%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R
2006	1.10% to 2.65%	3,262,947	15.12 to 14.50	48,966,115	0.68%	16.52% to 14.70%
2005	1.10% to 2.75%	2,671,311	12.98 to 12.62	34,592,870	0.39%	17.44% to 15.49%
2004	1.10% to 2.75%	1,455,683	11.05 to 10.93	16,113,454	0.00%	10.51% to 9.29%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.80% to 1.40%	10,118,900	19.91 to 19.52	286,791,929	2.82%	6.46% to 5.82%
2005	0.80% to 1.40%	12,409,816	18.70 to 18.45	329,413,384	2.78%	3.21% to 2.59%
2004	0.80% to 1.40%	15,144,673	18.12 to 17.98	387,934,534	2.80%	4.63% to 3.99%
2003	0.80% to 1.40%	18,528,814	17.32 to 17.29	450,130,622	3.64%	17.03% to 16.32%
2002	0.80% to 1.40%	21,172,985	14.80 to 24.49	440,820,954	4.16%	-10.01% to -9.46%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	0.80% to 1.40%	21,578,263	$32.72 to 33.18	$721,451,899	1.27%	10.83% to 10.16%
2005	0.80% to 1.40%	24,802,463	29.52 to 30.12	752,002,828	0.29%	16.00% to 15.31%
2004	0.80% to 1.40%	27,634,632	25.45 to 26.12	725,941,419	0.34%	14.55% to 13.86%
2003	0.80% to 1.40%	31,289,245	22.22 to 22.94	721,253,344	0.46%	27.44% to 26.67%
2002	0.80% to 1.40%	35,826,301	17.43 to 18.25	651,487,682	0.90%	-10.62% to -10.07%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2
2006	1.10% to 3.10%	16,826,492	19.42 to 16.70	319,679,085	1.04%	10.21% to 7.99%
2005	1.10% to 3.10%	13,262,039	17.62 to 15.46	229,643,763	0.09%	15.37% to 13.04%
2004	1.10% to 3.10%	7,550,491	15.28 to 13.68	113,908,694	0.10%	13.89% to 11.59%
2003	1.10% to 2.80%	1,746,863	13.41 to 12.28	23,242,672	0.00%	34.14% to 22.81%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.80% to 1.40%	1,663,367	11.02 to 10.78	17,973,250	3.75%	3.47% to 2.84%
2005	0.80% to 1.40%	1,541,808	10.65 to 10.48	16,185,460	3.17%	1.27% to 0.65%
2004	0.80% to 1.40%	1,079,916	10.52 to 10.41	11,254,188	2.96%	3.48% to 2.86%
2003	0.80% to 1.40%	441,619	10.16 to 10.12	4,471,457	0.00%	1.63% to 1.22%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class 2
2006	1.10% to 3.25%	17,350,200	11.06 to 10.00	187,123,591	2.12%	2.99% to 0.76%
2005	1.10% to 2.90%	6,089,737	10.74 to 10.02	64,530,741	2.84%	0.78% to -1.05%
2004	1.10% to 2.85%	3,702,374	10.65 to 10.52	39,157,892	2.31%	3.04% to 1.24%
2003	1.10% to 2.60%	1,078,745	10.34 to 10.42	11,114,242	0.00%	3.40% to 2.05%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	0.80% to 1.40%	2,712,499	11.75 to 11.09	30,268,618	0.72%	4.61% to 3.98%
2005	0.80% to 1.40%	3,577,040	11.23 to 10.67	38,352,113	0.93%	8.02% to 7.37%
2004	0.80% to 1.40%	4,326,389	10.39 to 9.93	43,162,018	0.56%	6.33% to 5.69%
2003	0.80% to 1.40%	5,119,061	9.77 to 9.40	48,280,130	0.78%	28.83% to 28.06%
2002	0.80% to 1.40%	6,029,031	7.34 to 7.59	44,374,253	1.11%	-22.94% to -22.47%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.80% to 1.40%	1,041,179	9.89 to 9.85	10,260,773	0.00%	-1.10% to -1.50%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2
2006	1.10% to 3.10%	8,219,016	23.02 to 20.73	184,744,089	0.17%	11.17% to 8.93%
2005	1.10% to 3.10%	7,193,078	20.70 to 19.03	146,085,937	0.00%	16.72% to 14.37%
2004	1.10% to 3.10%	3,994,345	17.74 to 16.64	69,828,007	0.00%	23.29% to 20.79%
2003	1.10% to 2.65%	952,250	14.39 to 14.19	13,510,593	0.00%	43.87% to 41.90%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.80% to 1.40%	959,780	15.50 to 15.07	14,522,707	0.54%	15.27% to 14.58%
2005	0.80% to 1.40%	1,313,761	13.45 to 13.15	17,327,837	0.00%	1.74% to 1.12%
2004	0.80% to 1.40%	1,973,235	13.22 to 13.01	25,716,534	0.00%	13.08% to 12.39%
2003	0.80% to 1.40%	2,066,461	11.69 to 11.57	23,941,728	0.00%	56.53% to 55.58%
2002	0.80% to 1.40%	204,843	7.44 to 7.47	1,524,353	0.00%	-25.61% to -25.31%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2
2006	1.10% to 3.10%	1,184,531	21.85 to 18.00	25,032,411	0.35%	14.74% to 12.42%
2005	1.10% to 3.10%	1,244,308	19.04 to 16.01	23,050,709	0.00%	1.30% to -0.74%
2004	1.10% to 3.10%	1,160,567	18.80 to 16.13	21,344,299	0.00%	12.59% to 10.31%
2003	1.10% to 2.65%	612,598	16.70 to 16.47	10,142,879	0.00%	66.98% to 64.69%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.80% to 2.80%	2,923,524	9.41 to 15.03	44,870,467	0.90%	-5.92% to 13.36%	(a)
2005	1.10% to 2.75%	1,080,443	13.42 to 13.27	14,439,718	0.70%	34.16% to 32.67%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	1.30% to 1.40%	162,866	10.51 to 10.51	1,711,515	3.28%	5.13% to 5.05%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.10% to 2.70%	2,744,382	11.62 to 11.30	31,383,195	2.38%	8.38% to 6.63%
2005	1.15% to 2.70%	851,649	10.71 to 10.60	9,071,545	0.85%	7.14% to 6.02%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	1.30% to 1.40%	138,522	10.53 to 10.53	1,458,810	2.86%	5.33% to 5.25%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2
2006	1.10% to 2.90%	3,209,353	12.18 to 11.81	38,598,876	1.89%	10.48% to 8.47%
2005	1.15% to 2.90%	1,450,199	11.02 to 10.89	15,908,277	1.01%	10.21% to 8.91%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.80% to 1.40%	85,450	$10.59 to 10.55	$901,603	2.10%	5.88% to 5.46%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2
2006	1.10% to 2.90%	1,094,121	12.55 to 12.17	13,545,883	1.72%	11.69% to 9.66%
2005	1.15% to 2.90%	626,404	11.23 to 11.10	6,999,070	0.99%	12.29% to 10.97%	(a) (b)

Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio
2005	1.55% to 2.35%	56,260	10.89 to 10.68	604,067	1.26%	-4.24% to -5.02%
2004	1.55% to 2.35%	63,802	11.37 to 11.25	720,213	1.40%	3.84% to 3.00%
2003	1.55%	56	10.95	613	0.00%	9.47%	(a) (b)

First Horizon Capital Appreciation Portfolio
2005	1.55% to 2.30%	4,666	11.89 to 11.69	55,110	0.00%	1.46% to 0.69%
2004	1.55% to 2.30%	4,651	11.72 to 11.60	54,300	0.00%	9.52% to 8.69%

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.80% to 2.80%	4,753,427	11.16 to 11.01	52,751,296	0.46%	11.57% to 10.07%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2
2006	0.95% to 3.00%	8,485,936	14.33 to 14.78	142,480,300	1.10%	16.01% to 13.62%
2005	0.95% to 3.00%	8,398,809	12.36 to 13.00	122,425,253	0.91%	2.45% to 0.33%
2004	0.95% to 2.95%	5,740,207	12.06 to 12.97	82,208,252	0.58%	9.94% to 7.72%
2003	1.10% to 2.70%	1,384,163	13.22 to 13.04	18,147,130	0.13%	32.24% to 30.37%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.80% to 2.80%	3,184,805	10.19 to 18.93	68,147,428	0.58%	1.91% to 13.71%	(a)
2005	0.95% to 2.65%	2,432,175	15.07 to 18.19	45,353,134	0.81%	7.74% to 5.89%
2004	0.95% to 2.75%	1,537,632	13.98 to 15.75	26,753,540	0.14%	22.57% to 20.35%
2003	1.10% to 2.70%	401,638	14.45 to 14.25	5,756,365	0.04%	44.54% to 42.49%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.80% to 2.80%	1,703,817	10.71 to 15.66	27,220,949	1.21%	7.06% to 24.59%	(a)
2005	1.10% to 2.75%	588,613	12.71 to 12.57	7,454,753	0.17%	27.11% to 25.70%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.95% to 2.25%	531,179	17.54 to 20.25	11,028,499	1.19%	20.29% to 18.72%
2005	0.95% to 2.25%	634,836	14.58 to 17.06	11,022,531	1.12%	9.13% to 7.70%
2004	0.95% to 2.25%	759,444	13.36 to 15.84	12,142,293	1.42%	17.40% to 15.86%
2003	0.95% to 2.70%	604,314	11.38 to 13.62	8,285,031	0.17%	13.81% to 36.17%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.80% to 3.25%	8,716,921	10.89 to 14.24	129,480,230	1.07%	8.94% to 17.53%	(a)
2005	0.95% to 2.90%	3,144,611	12.60 to 12.19	39,198,071	1.15%	9.09% to 6.95%
2004	0.95% to 2.70%	1,223,594	11.55 to 11.42	14,077,001	0.45%	15.52% to 14.17%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	1.10% to 2.65%	1,905,578	10.95 to 10.66	20,725,398	2.53%	11.61% to 9.86%
2005	1.15% to 2.65%	501,187	9.81 to 9.71	4,902,407	0.88%	-1.94% to -2.93%	(a) (b)

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II
2006	0.80% to 2.70%	12,975,664	10.50 to 10.37	135,528,888	3.29%	5.01% to 3.67%	(a) (b)

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II
2006	1.05% to 2.70%	1,749,769	10.47 to 10.35	18,258,647	0.44%	4.65% to 3.49%	(a) (b)

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II
2006	0.80% to 2.50%	2,159,481	10.78 to 10.66	23,167,616	0.10%	7.85% to 6.62%	(a) (b)

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II
2006	0.80% to 3.10%	4,677,116	10.31 to 10.15	47,960,489	1.16%	3.09% to 1.50%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II
2006	0.95% to 2.30%	138,583	18.71 to 20.96	2,966,966	1.79%	21.24% to 19.60%
2005	0.95% to 2.30%	159,058	15.43 to 17.53	2,822,637	1.12%	10.73% to 9.22%
2004	0.95% to 2.70%	207,842	13.93 to 15.94	3,356,473	3.40%	18.86% to 16.76%
2003	0.95% to 2.70%	77,090	11.75 to 13.56	1,047,743	0.00%	17.48% to 35.57%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.80% to 1.40%	1,414,407	22.34 to 21.85	30,988,347	2.04%	21.77% to 21.03%
2005	0.80% to 1.40%	1,317,124	18.35 to 18.06	23,825,534	1.54%	11.16% to 10.49%
2004	0.80% to 1.40%	1,098,371	16.51 to 16.34	17,968,143	2.34%	19.30% to 18.58%
2003	0.80% to 1.40%	237,590	13.74 to 13.69	3,253,297	0.00%	37.43% to 36.88%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI
2006	0.95% to 3.25%	8,623,100	$15.46 to 14.53	$130,577,252	1.68%	21.25% to 18.44%
2005	0.95% to 2.90%	2,983,147	12.75 to 12.34	37,643,603	1.41%	10.74% to 8.57%
2004	0.95% to 2.65%	975,961	11.51 to 11.38	11,193,338	0.88%	15.15% to 13.84%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.80% to 1.40%	52,896	24.10 to 23.21	1,232,735	0.66%	35.63% to 34.81%
2005	0.80% to 1.40%	71,734	17.77 to 17.21	1,239,682	0.59%	31.58% to 30.79%
2004	0.80% to 1.40%	91,659	13.51 to 13.16	1,210,001	0.79%	19.78% to 19.05%
2003	0.80% to 1.40%	157,661	11.28 to 11.05	1,746,289	0.50%	63.94% to 62.95%
2002	0.80% to 1.40%	263,209	6.78 to 6.88	1,788,282	0.17%	-16.42% to -15.91%

Gartmore GVIT – Emerging Markets Fund – Class II
2006	1.10% to 2.45%	171,105	35.22 to 33.39	5,894,605	0.52%	34.82% to 32.99%
2005	1.10% to 2.45%	229,328	26.12 to 25.11	5,880,895	0.39%	30.88% to 29.10%
2004	1.10% to 2.45%	308,910	19.96 to 19.45	6,083,130	0.89%	19.11% to 17.49%
2003	1.10% to 2.70%	289,997	16.76 to 16.52	4,798,777	0.13%	67.55% to 65.18%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.80% to 1.40%	2,337,802	26.38 to 25.64	60,183,472	0.78%	35.55% to 34.74%
2005	0.80% to 1.40%	2,370,880	19.46 to 19.03	45,251,879	0.50%	31.60% to 30.80%
2004	0.80% to 1.40%	1,392,714	14.79 to 14.55	20,303,030	1.15%	19.79% to 19.07%
2003	0.80% to 1.40%	991,282	12.34 to 12.22	12,125,928	0.38%	63.90% to 62.91%
2002	0.80% to 1.40%	203,046	7.50 to 7.53	1,523,661	0.51%	-24.99% to -24.69%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class VI
2006	1.10% to 2.80%	2,839,512	20.83 to 19.89	58,358,811	0.62%	35.06% to 32.74%
2005	1.10% to 2.75%	1,795,459	15.42 to 15.00	27,469,297	0.51%	31.03% to 28.86%
2004	1.10% to 2.75%	690,336	11.77 to 11.64	8,096,434	1.65%	17.71% to 16.41%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.95% to 2.35%	1,370,433	12.98 to 13.75	19,466,090	6.92%	9.56% to 8.01%
2005	0.95% to 2.35%	1,835,081	11.84 to 12.73	23,862,058	7.21%	1.41% to -0.02%
2004	0.95% to 2.75%	2,793,276	11.68 to 11.69	36,076,240	7.36%	9.05% to 7.07%
2003	1.10% to 2.70%	1,610,041	11.97 to 11.80	19,212,252	6.18%	19.74% to 18.04%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.80% to 2.45%	2,697,783	10.65 to 11.19	30,684,739	7.38%	6.54% to 7.90%	(a)
2005	0.95% to 2.35%	1,650,804	10.47 to 10.38	17,226,530	8.47%	4.74% to 3.76%	(a) (b)

Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII
2006	0.80% to 2.50%	344,723	10.90 to 10.78	3,735,515	1.44%	9.05% to 7.80%	(a) (b)

Gartmore GVIT – Global Financial Services Fund – Class II
2006	0.95% to 2.30%	85,448	18.29 to 21.20	1,862,421	1.63%	18.95% to 17.33%
2005	0.95% to 2.30%	91,491	15.38 to 18.07	1,683,814	1.68%	9.74% to 8.25%
2004	0.95% to 2.30%	111,302	14.02 to 16.69	1,878,091	1.63%	19.62% to 17.99%
2003	0.95% to 2.70%	67,705	11.72 to 14.01	958,244	0.62%	17.17% to 40.97%	(a) (b)

Gartmore GVIT – Global Financial Services Fund – Class III
2006	0.80% to 1.40%	230,182	19.13 to 18.59	4,294,613	2.27%	19.38% to 18.66%
2005	0.80% to 1.40%	235,707	16.02 to 15.67	3,701,998	1.28%	10.28% to 9.62%
2004	0.80% to 1.40%	401,465	14.53 to 14.29	5,747,991	2.12%	20.16% to 19.43%
2003	0.80% to 1.40%	184,883	12.09 to 11.97	2,215,524	0.56%	40.33% to 39.48%
2002	0.80% to 1.40%	107,155	8.58 to 8.62	919,991	0.02%	-14.19% to -13.84%	(a) (b)

Gartmore GVIT – Global Health Sciences Fund – Class II
2006	0.95% to 2.40%	146,024	12.50 to 15.23	2,295,803	0.00%	1.46% to -0.02%
2005	0.95% to 2.40%	164,699	12.32 to 15.23	2,566,533	0.00%	7.16% to 5.60%
2004	0.95% to 2.40%	219,080	11.50 to 14.42	3,205,101	0.00%	6.54% to 4.98%
2003	0.95% to 2.70%	161,686	10.79 to 13.70	2,231,226	0.00%	7.93% to 37.02%	(a) (b)

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.80% to 1.40%	539,659	13.21 to 12.84	6,954,737	0.00%	1.88% to 1.27%
2005	0.80% to 1.40%	681,589	12.97 to 12.68	8,666,245	0.00%	7.56% to 6.91%
2004	0.80% to 1.40%	753,248	12.06 to 11.86	8,950,781	0.00%	6.98% to 6.33%
2003	0.80% to 1.40%	628,781	11.27 to 11.16	7,021,780	0.00%	35.68% to 34.86%
2002	0.80% to 1.40%	171,383	8.27 to 8.31	1,418,210	0.00%	-17.28% to -16.95%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Health Sciences Fund – Class VI
2006	0.95% to 2.50%	1,150,570	$10.75 to 10.31	$12,177,962	0.00%	1.45% to -0.14%
2005	0.95% to 2.75%	981,490	10.59 to 10.28	10,290,290	0.00%	7.21% to 5.27%
2004	0.95% to 2.65%	506,914	9.88 to 9.77	4,990,392	0.00%	-1.18% to -2.31%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.80% to 1.40%	134,349	3.36 to 3.23	437,058	0.00%	10.28% to 9.62%
2005	0.80% to 1.40%	206,846	3.05 to 2.95	613,233	0.00%	-1.31% to -1.91%
2004	0.80% to 1.40%	275,982	3.09 to 3.01	833,304	0.00%	3.48% to 2.85%
2003	0.80% to 1.40%	403,612	2.98 to 2.92	1,183,737	0.00%	53.99% to 53.06%
2002	0.80% to 1.40%	892,288	1.91 to 1.94	1,708,163	0.86%	-43.58% to -43.24%

Gartmore GVIT – Global Technology and Communications Fund – Class II
2006	0.95% to 2.45%	86,480	11.56 to 16.09	1,441,736	0.00%	9.63% to 7.97%
2005	0.95% to 2.45%	103,102	10.55 to 14.90	1,576,432	0.00%	-1.72% to -3.20%
2004	0.95% to 2.45%	153,937	10.73 to 15.39	2,408,354	0.00%	3.04% to 1.48%
2003	1.15% to 2.65%	231,676	15.34 to 15.14	3,537,844	0.00%	53.44% to 51.40%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.80% to 1.40%	503,432	12.38 to 12.04	6,083,287	0.00%	10.20% to 9.53%
2005	0.80% to 1.40%	399,751	11.24 to 10.99	4,406,502	0.00%	-1.31% to -1.90%
2004	0.80% to 1.40%	575,407	11.39 to 11.20	6,459,815	0.00%	3.44% to 2.82%
2003	0.80% to 1.40%	865,791	11.01 to 10.90	9,446,336	0.00%	53.95% to 53.02%
2002	0.80% to 1.40%	298,373	7.12 to 7.15	2,125,940	0.11%	-28.78% to -28.49%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class VI
2006	0.95% to 2.45%	606,445	11.79 to 11.33	7,020,073	0.00%	10.14% to 8.48%
2005	0.95% to 2.50%	335,200	10.71 to 10.43	3,556,148	0.00%	-1.72% to -3.25%
2004	0.95% to 2.40%	250,218	10.89 to 10.79	2,713,673	0.00%	8.94% to 7.89%	(a) (b)

Gartmore GVIT – Global Utilities Fund – Class II
2006	0.95% to 2.10%	46,958	21.23 to 21.94	1,053,325	2.21%	36.03% to 34.45%
2005	0.95% to 2.10%	54,377	15.61 to 16.32	902,655	1.71%	5.18% to 3.96%
2004	0.95% to 2.10%	67,201	14.84 to 15.70	1,066,556	1.00%	28.33% to 26.84%
2003	1.15% to 2.70%	87,903	12.48 to 12.31	1,092,226	0.43%	24.79% to 23.08%	(a) (b)

Gartmore GVIT – Global Utilities Fund – Class III
2006	0.80% to 1.40%	703,436	19.78 to 19.23	13,573,005	2.45%	36.49% to 35.67%
2005	0.80% to 1.40%	442,364	14.49 to 14.18	6,284,975	2.27%	5.63% to 4.99%
2004	0.80% to 1.40%	578,802	13.72 to 13.50	7,825,622	1.25%	28.91% to 28.13%
2003	0.80% to 1.40%	116,517	10.64 to 10.54	1,228,994	0.62%	23.18% to 22.43%
2002	0.80% to 1.40%	62,563	8.61 to 8.64	538,730	0.73%	-13.93% to -13.58%	(a) (b)

Gartmore GVIT – Government Bond Fund – Class I
2006	0.80% to 3.25%	21,636,655	17.07 to 9.82	251,897,848	4.10%	2.52% to -0.01%
2005	0.80% to 2.95%	11,094,727	16.65 to 9.90	145,003,624	3.61%	2.44% to 0.23%
2004	0.80% to 2.80%	9,699,069	16.26 to 9.90	136,685,517	5.37%	2.44% to 0.37%
2003	0.80% to 2.60%	10,401,281	15.87 to 10.61	160,274,272	3.27%	1.18% to -0.30%	(b)
2002	0.80% to 1.40%	15,387,215	15.69 to 16.40	252,312,055	4.37%	9.43% to 10.10%

Tax qualified
2006	1.30%	1,626,743	46.68	75,942,558	4.10%	2.00%
2005	1.30%	1,939,292	45.77	88,757,078	3.61%	1.92%
2004	1.30%	2,272,676	44.90	102,051,082	5.37%	1.92%
2003	1.30%	2,859,598	44.06	125,987,256	3.27%	0.67%
2002	1.30%	3,796,805	43.76	166,158,150	4.37%	9.54%

Non-tax qualified
2006	1.30%	779,383	46.56	36,288,472	4.10%	2.00%
2005	1.30%	967,697	45.65	44,172,372	3.61%	1.92%
2004	1.30%	1,096,169	44.78	49,091,808	5.37%	1.92%
2003	1.30%	1,460,899	43.94	64,193,822	3.27%	0.67%
2002	1.30%	2,262,829	43.65	98,765,786	4.37%	9.54%

Gartmore GVIT – Growth Fund – Class I
2006	0.80% to 1.40%	3,637,231	13.84 to 15.41	61,410,149	0.05%	5.32% to 4.69%
2005	0.80% to 1.40%	4,490,233	13.14 to 14.72	72,042,518	0.08%	5.65% to 5.01%
2004	0.80% to 1.40%	5,607,355	12.44 to 14.02	85,306,314	0.30%	7.29% to 6.64%
2003	0.80% to 1.40%	6,721,760	11.59 to 13.14	95,565,258	0.02%	31.68% to 30.88%
2002	0.80% to 1.40%	7,527,420	8.80 to 11.40	81,445,432	0.00%	-29.72% to -29.29%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – International Growth Fund – Class I
2006	0.80% to 1.40%	10,735	$ 12.77 to 12.30	$133,086	1.00%	31.90% to 31.11%
2005	0.80% to 1.40%	15,486	9.68 to 9.38	146,183	0.96%	29.17% to 28.39%
2004	0.80% to 1.40%	15,800	7.50 to 7.31	116,027	0.73%	13.28% to 12.60%
2003	0.80% to 1.40%	20,616	6.62 to 6.49	134,284	0.00%	34.54% to 33.73%
2002	0.80% to 1.40%	29,445	4.85 to 4.92	143,224	0.00%	-25.15% to -24.71%

Gartmore GVIT – International Growth Fund – Class III
2006	0.80% to 1.40%	1,396,070	20.21 to 19.65	27,532,803	1.27%	31.89% to 31.10%
2005	0.80% to 1.40%	847,716	15.33 to 14.99	12,738,956	0.74%	29.14% to 28.36%
2004	0.80% to 1.40%	348,335	11.87 to 11.68	4,073,360	1.00%	13.44% to 12.75%
2003	0.80% to 1.40%	222,505	10.46 to 10.36	2,306,595	0.00%	34.25% to 33.44%
2002	0.80% to 1.40%	89,607	7.76 to 7.79	695,629	0.00%	-22.38% to -22.06%	(a) (b)

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.80% to 3.15%	31,476,825	15.19 to 16.39	574,617,190	2.05%	15.94% to 13.20%
2005	0.80% to 3.15%	28,651,809	13.10 to 14.48	456,283,327	2.09%	7.07% to 4.54%
2004	0.80% to 3.15%	15,370,206	12.24 to 13.85	229,534,791	2.08%	13.11% to 10.44%
2003	0.80% to 3.15%	2,319,152	10.82 to 12.54	29,121,998	0.96%	30.81% to 25.39%	(b)
2002	0.80% to 1.40%	222,189	8.22 to 8.27	1,828,268	1.09%	-17.77% to -17.30%	(a) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.80% to 2.90%	11,627,252	11.96 to 10.94	135,903,498	3.06%	5.32% to 3.09%
2005	0.80% to 2.90%	10,630,963	11.36 to 10.61	119,046,011	2.93%	2.48% to 0.32%
2004	0.80% to 2.85%	8,879,736	11.09 to 10.58	97,796,092	2.75%	3.82% to 1.67%
2003	0.80% to 2.65%	3,354,319	10.68 to 10.64	35,767,690	2.15%	7.04% to 6.37%	(b)
2002	0.80% to 1.40%	1,455,743	9.92 to 9.98	14,443,651	2.79%	-0.81% to -0.24%	(a) (b)

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.80% to 3.25%	119,084,540	13.55 to 13.32	1,748,946,215	2.59%	10.46% to 7.74%
2005	0.80% to 3.25%	68,034,438	12.27 to 12.36	912,007,522	2.38%	4.50% to 1.93%
2004	0.80% to 3.10%	39,171,967	11.74 to 12.16	503,658,002	2.41%	8.66% to 6.14%
2003	0.80% to 3.00%	10,453,015	10.80 to 11.47	121,349,850	1.41%	19.09% to 14.66%	(b)
2002	0.80% to 1.40%	2,118,040	9.02 to 9.07	19,115,308	1.76%	-9.79% to -9.28%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.80% to 3.25%	84,334,918	14.54 to 15.03	1,411,443,294	2.32%	13.63% to 10.83%
2005	0.80% to 3.25%	54,186,761	12.79 to 13.56	803,417,643	2.25%	6.22% to 3.60%
2004	0.80% to 3.25%	28,932,284	12.05 to 13.09	404,519,632	2.13%	11.20% to 8.45%
2003	0.80% to 2.85%	6,494,549	10.83 to 10.53	78,820,084	1.04%	25.63% to 29.11%	(b)
2002	0.80% to 1.40%	1,018,177	8.57 to 8.62	8,735,441	1.70%	-14.26% to -13.77%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.80% to 3.00%	26,410,052	12.79 to 12.09	346,803,038	2.80%	7.56% to 5.18%
2005	0.80% to 3.00%	21,337,805	11.89 to 11.49	262,262,110	2.75%	3.65% to 1.36%
2004	0.80% to 3.00%	14,377,462	11.47 to 11.34	171,579,370	2.61%	6.30% to 3.94%
2003	0.80% to 2.85%	4,202,278	10.79 to 10.41	46,736,320	1.81%	12.79% to 13.27%	(b)
2002	0.80% to 1.40%	830,335	9.52 to 9.57	7,906,829	2.34%	-4.83% to -4.29%	(a) (b)

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I
2006	0.80% to 1.40%	285,299	12.18 to 11.99	3,426,244	2.46%	11.35% to 10.68%
2005	0.80% to 1.40%	230,571	10.94 to 10.83	2,499,509	2.31%	1.72% to 1.11%
2004	1.30% to 1.40%	82,004	10.72 to 10.71	878,643	1.67%	7.17% to 7.10%	(a) (b)

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.80% to 1.40%	2,500,190	6.61 to 6.35	15,951,881	0.00%	9.03% to 8.37%
2005	0.80% to 1.40%	2,707,801	6.06 to 5.86	15,930,090	0.00%	8.87% to 8.21%
2004	0.80% to 1.40%	2,756,609	5.57 to 5.41	14,976,290	0.00%	14.42% to 13.72%
2003	0.80% to 1.40%	3,739,814	4.87 to 4.76	17,845,308	0.00%	39.02% to 38.18%
2002	0.80% to 1.40%	2,660,898	3.45 to 3.50	9,184,293	0.00%	-37.90% to -37.52%

Gartmore GVIT – Mid Cap Growth Fund – Class II
2006	0.95% to 3.25%	7,591,461	14.41 to 15.58	124,920,647	0.00%	8.61% to 6.09%
2005	0.95% to 2.90%	1,755,225	13.27 to 14.83	26,824,934	0.00%	8.56% to 6.43%
2004	0.95% to 2.80%	1,007,022	12.22 to 13.96	14,330,559	0.00%	14.12% to 11.99%
2003	1.15% to 2.80%	299,970	12.61 to 12.46	3,768,515	0.00%	26.05% to 24.65%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.80% to 2.95%	7,922,124	$ 16.00 to 16.86	$ 132,450,412	1.14%	9.01% to 6.66%
2005	0.80% to 3.00%	9,202,373	14.67 to 15.79	140,639,610	1.01%	11.20% to 8.75%
2004	0.80% to 3.00%	9,133,807	13.20 to 14.52	124,396,672	0.54%	14.81% to 12.26%
2003	0.80% to 2.80%	8,099,016	11.49 to 12.95	93,067,272	0.43%	33.57% to 29.50%	(b)
2002	0.80% to 1.40%	6,856,576	8.47 to 8.60	58,143,111	0.43%	-16.49% to -15.98%

Gartmore GVIT – Money Market Fund – Class I
2006	0.80% to 3.25%	30,582,760	13.64 to 9.56	454,065,260	4.85%	3.70% to 1.14%
2005	0.80% to 2.90%	25,994,392	13.15 to 9.55	403,550,772	2.81%	1.85% to -0.30%
2004	0.80% to 2.85%	24,692,825	12.91 to 9.59	402,897,044	0.83%	0.00% to -2.06%
2003	0.80% to 2.45%	31,545,544	12.91 to 9.83	530,145,947	0.67%	-0.18% to -1.71%	(b)
2002	0.80% to 1.40%	41,511,317	12.93 to 26.43	755,818,167	1.22%	-0.21% to 0.40%

Gartmore GVIT – Nationwide Fund – Class I
2006	0.80% to 1.40%	3,758,145	23.33 to 26.61	99,304,252	1.04%	12.72% to 12.04%
2005	0.80% to 1.40%	4,977,888	20.70 to 23.75	117,501,938	0.87%	6.58% to 5.94%
2004	0.80% to 1.40%	6,455,251	19.42 to 22.41	143,936,000	1.22%	8.87% to 8.22%
2003	0.80% to 1.40%	8,257,174	17.84 to 20.71	170,241,418	0.54%	26.49% to 25.73%
2002	0.80% to 1.40%	10,146,387	14.10 to 16.47	166,485,649	0.83%	-18.51% to -18.02%

Tax qualified
2006	1.30%	1,402,652	109.59	153,719,563	1.04%	12.15%
2005	1.30%	1,654,420	97.71	161,661,582	0.87%	6.05%
2004	1.30%	1,922,412	92.14	177,133,737	1.22%	8.32%
2003	1.30%	2,184,289	85.06	185,796,420	0.54%	25.86%
2002	1.30%	2,441,029	67.59	164,977,267	0.83%	-18.43%

Non-tax qualified
2006	1.30%	720,281	106.77	76,904,383	1.04%	12.15%
2005	1.30%	839,281	95.20	79,898,458	0.87%	6.05%
2004	1.30%	986,311	89.77	88,539,823	1.22%	8.32%
2003	1.30%	1,167,236	82.87	96,728,819	0.54%	25.86%
2002	1.30%	1,364,710	65.84	89,858,992	0.83%	-18.43%

Gartmore GVIT – Nationwide Fund – Class II
2006	1.10% to 3.25%	11,257,455	16.96 to 14.32	185,406,908	0.96%	12.16% to 9.73%
2005	1.10% to 2.95%	1,503,114	15.12 to 13.16	22,317,067	0.68%	5.87% to 3.89%
2004	1.10% to 2.95%	618,825	14.29 to 12.67	8,749,904	1.25%	8.33% to 6.30%
2003	1.15% to 2.60%	241,206	13.18 to 13.01	3,168,470	0.12%	31.81% to 30.12%	(a) (b)

Gartmore GVIT – Nationwide Leaders Fund – Class III
2006	0.80% to 1.40%	416,108	15.55 to 15.11	6,311,879	0.74%	15.20% to 14.50%
2005	0.80% to 1.40%	335,241	13.49 to 13.20	4,438,380	1.75%	9.42% to 8.76%
2004	0.80% to 1.40%	109,158	12.33 to 12.13	1,327,655	0.41%	17.82% to 17.11%
2003	0.80% to 1.40%	112,472	10.47 to 10.36	1,167,054	0.19%	24.59% to 23.84%
2002	0.80% to 1.40%	140,893	8.37 to 8.40	1,179,449	1.10%	-16.33% to -15.99%	(a) (b)

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.80% to 1.40%	1,582,686	7.78 to 7.47	11,881,738	0.00%	2.38% to 1.77%
2005	0.80% to 1.40%	2,005,492	7.60 to 7.34	14,778,743	0.00%	7.23% to 6.58%
2004	0.80% to 1.40%	2,492,775	7.08 to 6.89	17,218,219	0.00%	12.51% to 11.83%
2003	0.80% to 1.40%	2,968,907	6.30 to 6.16	18,323,132	0.00%	33.19% to 32.39%
2002	0.80% to 1.40%	2,398,287	4.65 to 4.73	11,172,305	0.00%	-34.22% to -33.82%

Gartmore GVIT – Small Cap Growth Fund – Class II
2006	1.10% to 2.50%	874,697	16.77 to 15.87	14,347,686	0.00%	1.86% to 0.42%
2005	1.10% to 2.50%	833,849	16.47 to 15.81	13,450,257	0.00%	6.55% to 5.05%
2004	1.10% to 2.50%	638,942	15.45 to 15.05	9,662,816	0.00%	11.92% to 10.34%
2003	1.10% to 2.45%	253,671	13.81 to 13.64	3,438,415	0.00%	38.07% to 36.42%	(a) (b)

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.80% to 1.40%	4,662,412	23.71 to 22.50	105,594,388	0.43%	16.36% to 15.66%
2005	0.80% to 1.40%	5,997,704	20.38 to 19.45	117,326,190	0.06%	2.25% to 1.63%
2004	0.80% to 1.40%	7,841,197	19.93 to 19.14	150,777,246	0.00%	16.36% to 15.66%
2003	0.80% to 1.40%	9,693,103	17.13 to 16.55	160,991,883	0.00%	55.60% to 54.66%
2002	0.80% to 1.40%	10,426,144	10.70 to 11.01	111,874,546	0.01%	-28.18% to -27.75%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Value Fund – Class II
2006	0.95% to 2.70%	1,931,451	$ 15.89 to 21.48	$43,101,602	0.22%	15.99% to 13.94%
2005	0.95% to 2.50%	1,711,970	13.70 to 18.96	33,130,471	0.00%	1.81% to 0.22%
2004	0.95% to 2.70%	1,569,325	13.45 to 18.85	30,077,570	0.00%	15.89% to 13.84%
2003	0.95% to 2.70%	573,102	11.61 to 16.55	9,519,702	0.00%	16.09% to 65.55%	(a) (b)

Gartmore GVIT – Small Company Fund – Class I
2006	0.80% to 1.40%	5,162,695	38.86 to 36.34	189,121,006	0.10%	11.14% to 10.47%
2005	0.80% to 1.40%	6,249,268	34.96 to 32.89	206,998,058	0.00%	11.42% to 10.75%
2004	0.80% to 1.40%	7,419,392	31.38 to 29.70	221,665,394	0.00%	18.07% to 17.36%
2003	0.80% to 1.40%	8,866,029	26.57 to 25.31	225,469,321	0.00%	39.89% to 39.04%
2002	0.80% to 1.40%	10,259,753	18.20 to 19.00	187,503,638	0.00%	-18.49% to -17.99%

Gartmore GVIT – Small Company Fund – Class II
2006	0.95% to 3.25%	4,583,575	16.02 to 17.83	94,540,917	0.06%	10.69% to 8.13%
2005	0.95% to 2.90%	3,282,029	14.47 to 16.65	61,689,901	0.00%	10.95% to 8.77%
2004	0.95% to 2.65%	2,079,601	13.04 to 16.79	35,465,182	0.00%	17.66% to 15.64%
2003	0.95% to 2.70%	652,337	11.08 to 14.51	9,493,737	0.00%	10.84% to 45.11%	(a) (b)

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.80% to 1.40%	366,483	3.25 to 3.19	1,171,318	0.00%	49.76% to 48.85%
2002	0.80% to 1.40%	471,889	2.14 to 2.17	1,012,335	0.00%	-43.66% to -43.32%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III
2003	0.80% to 1.40%	222,768	11.22 to 11.10	2,475,993	0.00%	49.27% to 48.37%
2002	0.80% to 1.40%	131,428	7.48 to 7.51	983,837	0.00%	-25.17% to -24.87%	(a) (b)

Gartmore GVIT – U.S. Growth Leaders Fund – Class II
2006	1.10% to 2.95%	1,117,672	18.07 to 14.94	19,776,812	0.17%	-1.60% to -3.43%
2005	1.10% to 2.95%	1,053,974	18.36 to 15.47	19,056,867	0.00%	10.47% to 8.41%
2004	1.10% to 2.95%	643,867	16.62 to 14.27	10,597,692	0.00%	10.87% to 8.79%
2003	1.10% to 2.50%	275,354	14.99 to 14.81	4,108,083	0.00%	49.94% to 48.08%	(a) (b)

Gartmore GVIT – U.S. Growth Leaders Fund – Class III
2006	0.80% to 1.40%	454,175	15.20 to 14.78	6,733,083	0.25%	-1.08% to -1.68%
2005	0.80% to 1.40%	651,383	15.37 to 15.03	9,813,069	0.00%	11.10% to 10.43%
2004	0.80% to 1.40%	652,165	13.83 to 13.61	8,890,581	0.00%	11.55% to 10.87%
2003	0.80% to 1.40%	994,663	12.40 to 12.28	12,223,231	0.00%	51.18% to 50.26%
2002	0.80% to 1.40%	38,325	8.17 to 8.20	313,433	0.00%	-18.29% to -17.96%	(a) (b)

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II
2006	0.80% to 3.25%	11,215,121	13.38 to 15.77	203,267,045	1.51%	14.64% to 11.81%
2005	0.80% to 3.00%	3,772,570	11.67 to 14.20	60,363,959	1.31%	3.12% to 0.84%
2004	0.80% to 3.00%	2,181,509	11.32 to 14.09	34,193,585	1.18%	13.17% to 13.57%	(a)
2003	1.10% to 2.50%	447,441	13.68 to 13.51	6,093,942	0.77%	36.80% to 35.10%	(a) (b)

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I
2006	0.80% to 2.70%	4,491,128	14.21 to 11.36	56,418,087	4.15%	4.00% to 2.02%
2005	0.80% to 2.35%	4,431,813	13.67 to 11.25	54,176,221	4.11%	1.36% to -0.21%
2004	0.80% to 2.35%	3,294,635	13.48 to 11.28	40,671,999	5.14%	5.68% to 4.03%
2003	0.80% to 2.25%	2,474,699	12.76 to 10.85	29,929,422	5.67%	11.22% to 8.50%	(b)
2002	0.80% to 1.40%	1,720,805	11.29 to 11.47	19,448,829	6.23%	5.71% to 6.35%

Gartmore GVIT – Worldwide Leaders Fund – Class III
2006	0.80% to 1.40%	384,266	17.17 to 16.89	6,502,021	0.82%	24.81% to 24.06%
2005	0.80% to 1.40%	219,580	13.75 to 13.62	2,992,804	0.44%	18.39% to 17.67%
2004	1.30% to 1.40%	19,645	11.58 to 11.57	227,435	0.00%	15.79% to 15.71%	(a) (b)

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.95% to 2.55%	946,961	13.30 to 13.61	13,298,761	2.03%	9.37% to 7.61%
2005	0.95% to 2.55%	889,457	12.16 to 12.65	11,543,065	1.93%	6.64% to 4.92%
2004	0.95% to 2.55%	965,605	11.40 to 12.06	11,838,785	2.75%	7.26% to 5.53%
2003	1.10% to 2.55%	546,262	11.57 to 11.42	6,279,309	1.86%	15.72% to 14.23%	(a) (b)

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.80% to 2.80%	3,715,916	8.61 to 15.37	36,031,995	0.13%	8.25% to 6.07%
2005	0.80% to 2.80%	4,486,139	7.95 to 14.49	39,249,662	0.01%	11.66% to 9.41%
2004	0.80% to 2.80%	5,056,803	7.12 to 13.24	38,894,723	0.02%	17.02% to 14.67%
2003	0.80% to 2.80%	5,884,690	6.09 to 11.55	37,329,405	0.23%	19.27% to 15.50%	(b)
2002	0.80% to 1.40%	6,806,637	5.02 to 5.10	34,232,639	0.28%	-17.11% to -16.60%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Global Technology Portfolio – Service II Shares
2006	0.80% to 1.40%	411,359	$12.29 to 11.94	$4,935,597	0.00%	7.08% to 6.43%
2005	0.80% to 1.40%	465,574	11.48 to 11.22	5,242,415	0.00%	10.44% to 9.77%
2004	0.80% to 1.40%	608,518	10.39 to 10.22	6,234,982	0.00%	0.03% to -0.58%
2003	0.80% to 1.40%	646,612	10.39 to 10.28	6,657,474	0.00%	45.96% to 45.08%
2002	0.80% to 1.40%	330,773	7.09 to 7.12	2,345,727	0.00%	-29.12% to -28.83%	(a) (b)

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.80% to 1.40%	957,855	4.22 to 4.05	3,893,993	0.00%	6.97% to 6.32%
2005	0.80% to 1.40%	1,331,430	3.94 to 3.81	5,087,677	0.00%	10.66% to 9.99%
2004	0.80% to 1.40%	1,940,791	3.56 to 3.46	6,737,842	0.00%	-0.24% to -0.84%
2003	0.80% to 1.40%	2,607,410	3.57 to 3.49	9,122,989	0.00%	45.30% to 44.43%
2002	0.80% to 1.40%	3,550,055	2.42 to 2.46	8,594,761	0.00%	-41.76% to -41.41%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.95% to 2.50%	237,661	15.64 to 16.18	3,888,158	0.15%	9.72% to 8.01%
2005	0.95% to 2.50%	177,552	14.26 to 14.98	2,697,907	1.32%	9.86% to 8.15%
2004	0.95% to 2.70%	141,265	12.98 to 13.81	1,972,978	2.26%	16.35% to 14.29%
2003	1.15% to 2.70%	40,586	12.21 to 12.08	493,558	0.14%	22.08% to 20.80%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.80% to 3.25%	6,010,855	23.27 to 20.40	131,707,793	1.95%	45.53% to 41.94%
2005	0.80% to 2.20%	1,666,749	15.99 to 14.63	25,822,972	1.10%	30.96% to 29.12%
2004	0.80% to 2.20%	995,810	12.21 to 11.33	11,887,853	0.91%	17.76% to 13.29%	(b)
2003	0.80% to 1.40%	739,921	10.37 to 10.26	7,601,917	1.03%	33.47% to 32.66%
2002	0.80% to 1.40%	646,682	7.74 to 7.77	5,004,178	0.39%	-22.65% to-22.33%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.80% to 2.15%	1,090,672	13.24 to 30.80	16,201,270	1.82%	45.46% to 43.49%
2005	0.80% to 2.45%	1,379,274	9.10 to 21.28	14,034,749	0.98%	30.89% to 28.72%
2004	0.80% to 2.45%	1,822,897	6.95 to 16.53	14,029,437	0.77%	17.74% to 15.78%
2003	0.80% to 2.15%	2,390,414	5.90 to 14.32	15,852,117	0.84%	33.46% to 43.16%	(b)
2002	0.80% to 1.40%	3,173,860	4.35 to 4.42	13,840,520	0.54%	-26.80% to -26.35%

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2006	0.80% to 1.40%	1,328,877	14.35 to 14.12	18,795,204	0.59%	15.91% to 15.21%
2005	0.80% to 1.40%	2,326,240	12.38 to 12.25	28,535,450	0.22%	8.34% to 7.69%
2004	0.80% to 1.40%	837,806	11.42 to 11.38	9,536,123	0.00%	14.23% to 13.78%	(a) (b)

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class
2006	0.95% to 3.15%	1,642,788	12.34 to 12.55	23,833,223	0.00%	6.29% to 3.93%
2005	0.95% to 3.15%	1,866,912	11.61 to 12.08	25,659,631	0.14%	3.24% to 0.95%
2004	1.10% to 3.15%	1,330,865	13.65 to 11.97	17,804,034	0.00%	7.79% to 5.55%
2003	1.15% to 2.80%	430,072	12.66 to 11.36	5,365,390	0.00%	26.62% to 13.64%	(a) (b)

MFS Variable Insurance Trust – Value Series – Service Class
2006	0.80% to 3.15%	3,466,377	11.10 to 16.18	63,110,866	0.70%	11.02% to 16.72%	(a)
2005	1.10% to 3.15%	1,732,243	15.74 to 13.86	26,565,220	0.77%	5.30% to 3.12%
2004	1.10% to 3.15%	871,754	14.94 to 13.44	12,731,984	0.38%	13.56% to 11.21%
2003	1.10% to 2.75%	318,844	13.16 to 12.12	4,095,704	0.01%	31.60% to 21.20%	(a) (b)

MTB Large Cap Growth Fund II
2006	1.15% to 2.35%	91,381	11.48 to 11.12	1,057,960	0.54%	9.08% to 7.76%
2005	1.15% to 2.35%	87,319	10.53 to 10.32	928,731	0.45%	0.85% to -0.37%
2004	1.15% to 2.35%	58,138	10.44 to 10.36	611,643	0.75%	4.37% to 3.58%	(a) (b)

MTB Large Cap Value Fund II
2006	1.15% to 2.35%	100,046	14.34 to 13.89	1,450,895	1.01%	16.26% to 14.85%
2005	1.15% to 2.35%	82,930	12.33 to 12.09	1,038,567	0.97%	9.02% to 7.70%
2004	1.15% to 2.35%	50,546	11.31 to 11.23	579,510	1.08%	13.12% to 12.26%	(a) (b)

MTB Managed Allocation Fund – Aggressive Growth II
2006	1.15% to 1.85%	27,147	12.19 to 12.04	329,302	3.32%	13.51% to 12.71%
2005	1.35% to 1.75%	11,254	10.72 to 10.69	120,559	1.08%	7.21% to 6.92%	(a) (b)

MTB Managed Allocation Fund – Conservative Growth II
2006	1.15% to 1.75%	8,142	10.83 to 10.72	88,038	3.85%	5.73% to 5.09%
2005	1.25% to 1.75%	3,652	10.24 to 10.20	37,354	3.18%	2.39% to 2.04%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MTB Managed Allocation Fund – Moderate Growth II
2006	1.15% to 2.60%	703,592	$ 12.08 to 11.62	$8,580,243	2.61%	9.15% to 7.56%
2005	1.15% to 2.60%	659,109	11.07 to 10.81	7,392,704	1.78%	2.80% to 1.30%
2004	1.15% to 2.35%	396,790	10.77 to 10.68	4,342,283	1.60%	7.65% to 6.84%	(a) (b)

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.80% to 2.50%	399,331	9.77 to 15.09	6,218,632	0.00%	-2.34% to 2.63%	(a)
2005	0.95% to 2.50%	361,496	12.43 to 14.71	5,431,443	0.00%	1.92% to 0.33%
2004	1.05% to 2.50%	257,470	12.18 to 14.66	3,819,533	0.00%	10.70% to 9.08%
2003	1.15% to 2.70%	102,949	13.60 to 13.41	1,391,900	0.00%	36.01% to 34.14%	(a) (b)

Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I
2006	0.80% to 1.40%	3,507,840	18.76 to 21.62	141,328,488	0.00%	13.16% to 12.48%
2005	0.80% to 1.40%	4,407,773	16.58 to 19.22	155,259,354	0.00%	12.59% to 11.91%
2004	0.80% to 1.40%	5,418,656	14.72 to 17.18	167,323,055	0.00%	15.67% to 14.97%
2003	0.80% to 1.40%	6,552,886	12.73 to 14.94	172,620,548	0.00%	30.35% to 29.56%
2002	0.80% to 1.40%	7,698,064	9.76 to 26.11	153,833,660	0.00%	-32.13% to -31.72%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.80% to 1.40%	1,399,614	13.79 to 13.09	18,425,578	0.61%	12.47% to 11.79%
2005	0.80% to 1.40%	1,777,747	12.26 to 11.71	20,912,861	0.14%	7.53% to 6.88%
2004	0.80% to 1.40%	2,342,770	11.40 to 10.95	25,763,450	0.11%	14.89% to 14.19%
2003	0.80% to 1.40%	2,668,163	9.93 to 9.59	25,677,371	0.81%	30.71% to 29.92%
2002	0.80% to 1.40%	3,171,959	7.38 to 7.59	23,476,909	0.85%	-27.48% to -27.04%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.80% to 3.25%	10,936,799	10.39 to 13.73	153,950,501	0.34%	3.93% to 19.45%	(a)
2005	1.10% to 2.90%	816,611	11.66 to 11.52	9,478,809	0.19%	16.64% to 15.23%	(a) (b)

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.80% to 3.25%	19,400,879	14.68 to 9.53	224,892,310	3.51%	3.37% to 0.82%
2005	0.80% to 2.75%	8,471,408	14.20 to 9.59	116,762,312	2.78%	0.63% to -1.34%
2004	0.80% to 2.75%	8,511,968	14.11 to 9.72	125,688,679	3.65%	-0.03% to -1.99%
2003	0.80% to 2.60%	7,936,054	14.11 to 10.21	129,353,531	4.54%	1.60% to -0.34%	(b)
2002	0.80% to 1.40%	8,258,426	13.89 to 21.48	142,681,972	4.63%	3.86% to 4.50%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – S Class Shares
2006	0.95% to 2.80%	502,810	15.56 to 17.17	9,020,221	0.00%	13.39% to 11.27%
2005	0.95% to 2.80%	497,419	13.72 to 15.43	7,966,901	0.00%	12.35% to 10.26%
2004	0.95% to 2.80%	543,076	12.22 to 13.99	7,797,293	0.00%	14.93% to 12.79%
2003	1.15% to 2.80%	425,358	12.62 to 12.41	5,345,674	0.00%	26.19% to 24.08%

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I
2006	0.80% to 1.40%	5,867,088	29.10 to 34.71	205,069,108	0.68%	11.35% to 10.67%
2005	0.80% to 1.40%	7,134,701	26.14 to 31.36	225,087,003	0.95%	17.10% to 16.40%
2004	0.80% to 1.40%	7,656,207	22.32 to 26.94	207,292,280	0.01%	18.02% to 17.31%
2003	0.80% to 1.40%	9,238,599	18.91 to 22.97	213,058,281	0.00%	34.01% to 33.20%
2002	0.80% to 1.40%	10,763,542	14.11 to 17.39	186,221,915	0.57%	-25.21% to -24.75%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.80% to 2.55%	1,440,361	10.21 to 12.39	18,134,505	0.33%	2.14% to 8.11%	(a)
2005	1.10% to 2.70%	345,932	11.58 to 11.45	3,990,761	0.00%	15.77% to 14.53%	(a) (b)

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I
2006	0.80% to 3.25%	14,567,602	13.54 to 15.09	232,049,667	0.09%	12.80% to 10.02%
2005	0.80% to 3.00%	2,318,131	12.00 to 13.81	33,095,968	0.00%	6.00% to 3.66%
2004	0.95% to 3.00%	851,027	12.45 to 13.32	11,561,669	0.00%	12.20% to 9.88%
2003	1.10% to 2.15%	87,804	12.28 to 12.20	1,075,366	0.00%	22.84% to 21.97%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.80% to 1.40%	5,524,646	22.35 to 21.86	121,147,673	0.98%	16.75% to 16.05%
2005	0.80% to 1.40%	5,308,749	19.15 to 18.84	100,226,186	0.96%	13.43% to 12.74%
2004	0.80% to 1.40%	4,802,654	16.88 to 16.71	80,353,321	1.07%	18.24% to 17.53%
2003	0.80% to 1.40%	3,077,238	14.28 to 14.22	43,773,740	0.00%	42.77% to 42.19%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 4
2006	0.95% to 2.70%	6,304,392	15.20 to 14.50	94,470,011	0.85%	16.29% to 14.24%
2005	0.95% to 2.50%	5,674,152	13.07 to 12.73	73,470,008	0.64%	12.97% to 11.20%
2004	0.95% to 2.70%	2,505,064	11.57 to 11.43	28,879,946	0.00%	15.69% to 14.33%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	4,523,880	$23.58 to 25.18	$137,769,586	2.17%	10.26% to 9.59%
2005	0.80% to 1.40%	5,647,775	21.38 to 22.98	155,150,510	1.80%	3.06% to 2.44%
2004	0.80% to 1.40%	6,601,220	20.75 to 22.43	175,416,139	1.04%	9.22% to 8.56%
2003	0.80% to 1.40%	7,605,940	19.00 to 20.66	184,623,097	2.85%	23.96% to 23.21%
2002	0.80% to 1.40%	8,670,954	15.33 to 22.73	169,953,878	3.70%	-11.66% to -11.12%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	6,037,158	17.31 to 16.34	99,391,010	0.39%	7.09% to 6.44%
2005	0.80% to 1.40%	7,865,933	16.16 to 15.36	121,515,526	0.95%	4.26% to 3.63%
2004	0.80% to 1.40%	10,200,109	15.50 to 14.82	151,901,981	0.31%	6.08% to 5.44%
2003	0.80% to 1.40%	11,344,613	14.62 to 14.05	160,093,105	0.40%	29.90% to 29.11%
2002	0.80% to 1.40%	12,583,296	10.88 to 11.25	137,424,259	0.64%	-27.88% to -27.44%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class
2006	0.95% to 2.95%	4,129,863	12.79 to 13.41	64,078,686	0.19%	6.66% to 4.51%
2005	0.95% to 2.90%	4,173,108	11.99 to 12.85	61,055,416	0.66%	3.87% to 1.83%
2004	0.95% to 2.75%	3,161,586	11.54 to 12.65	44,803,436	0.18%	5.60% to 3.68%
2003	1.10% to 2.70%	1,061,170	13.70 to 13.51	14,365,108	0.00%	37.02% to 35.08%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	5,265,751	17.21 to 17.57	115,936,276	5.40%	4.44% to 3.81%
2005	0.80% to 1.40%	6,433,177	16.48 to 16.93	135,323,164	5.43%	1.77% to 1.15%
2004	0.80% to 1.40%	8,037,160	16.19 to 16.74	165,175,386	4.84%	4.65% to 4.02%
2003	0.80% to 1.40%	10,449,202	15.47 to 16.09	203,238,653	6.01%	5.93% to 5.28%
2002	0.80% to 1.40%	13,606,303	14.61 to 23.00	247,141,316	7.33%	7.55% to 8.21%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	7,165,665	39.75 to 38.62	294,029,956	1.05%	16.75% to 16.05%
2005	0.80% to 1.40%	8,956,758	34.04 to 33.28	315,862,240	1.04%	13.40% to 12.71%
2004	0.80% to 1.40%	11,400,256	30.02 to 29.53	355,783,572	1.28%	18.21% to 17.50%
2003	0.80% to 1.40%	14,615,943	25.40 to 25.13	387,057,516	0.78%	41.88% to 41.02%
2002	0.80% to 1.40%	19,239,592	17.82 to 19.54	360,616,517	0.58%	-23.23% to -22.76%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class
2006	0.95% to 2.30%	967,988	18.27 to 22.31	22,124,575	0.88%	16.25% to 14.67%
2005	0.95% to 2.30%	1,118,144	15.72 to 19.46	22,094,897	0.85%	12.98% to 11.44%
2004	0.95% to 2.30%	1,316,404	13.91 to 17.46	23,100,094	1.49%	17.75% to 16.15%
2003	1.10% to 2.30%	1,143,121	15.19 to 15.03	17,208,692	0.00%	51.92% to 50.31%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	1.30% to 1.40%	87,967	10.52 to 10.51	924,954	0.00%	5.16% to 5.09%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class
2006	0.95% to 2.75%	3,180,409	12.62 to 12.22	44,449,263	7.17%	8.19% to 6.23%
2005	0.95% to 2.45%	3,038,153	11.66 to 12.67	39,502,363	5.82%	1.04% to -0.49%
2004	0.95% to 2.35%	2,601,130	11.54 to 13.18	33,693,872	4.57%	7.70% to 6.24%
2003	0.95% to 2.70%	1,175,216	10.72 to 11.97	14,186,550	0.00%	7.17% to 19.74%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	2,841,846	10.59 to 10.17	29,040,677	1.13%	14.11% to 13.42%
2005	0.80% to 1.40%	3,231,392	9.28 to 8.96	29,087,134	1.38%	5.13% to 4.50%
2004	0.80% to 1.40%	3,830,214	8.83 to 8.58	32,960,291	0.87%	8.58% to 7.93%
2003	0.80% to 1.40%	4,118,904	8.13 to 7.95	32,811,064	0.85%	25.71% to 24.95%
2002	0.80% to 1.40%	3,496,934	6.36 to 6.47	22,280,163	0.75%	-19.94% to -19.45%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class
2006	0.95% to 3.25%	14,409,505	14.27 to 14.33	236,003,634	0.48%	13.67% to 11.04%
2005	0.95% to 2.95%	3,831,295	12.56 to 13.01	55,729,762	0.95%	4.74% to 2.63%
2004	0.95% to 2.85%	2,371,195	11.99 to 12.70	33,173,754	0.49%	8.11% to 6.04%
2003	1.10% to 2.80%	783,827	13.16 to 11.98	10,229,287	0.00%	31.60% to 19.83%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	227,665	10.04 to 10.00	2,277,965	0.00%	0.41% to 0.01%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class
2006	0.95% to 3.25%	3,305,000	16.41 to 18.39	70,852,158	0.01%	13.57% to 10.94%
2005	0.95% to 2.90%	1,105,896	14.45 to 16.74	21,104,247	0.00%	8.68% to 6.54%
2004	0.95% to 2.70%	731,026	13.29 to 17.34	12,914,027	0.00%	18.05% to 15.96%
2003	0.95% to 2.65%	272,097	11.26 to 14.96	4,089,001	0.00%	12.62% to 49.59%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	3,147,364	$ 6.40 to 6.15	$19,465,941	0.00%	2.13% to 1.52%
2005	0.80% to 1.40%	4,765,383	6.27 to 6.06	28,985,432	0.00%	11.43% to 10.76%
2004	0.80% to 1.40%	5,103,889	5.63 to 5.47	28,008,620	0.00%	18.82% to 18.10%
2003	0.80% to 1.40%	4,845,750	4.74 to 4.63	22,499,732	0.00%	24.59% to 23.83%
2002	0.80% to 1.40%	4,980,792	3.74 to 3.80	18,660,610	0.67%	-28.80% to -28.37%

Pioneer Small Cap Value II VCT Portfolio – Class I
2005	0.95% to 1.05%	80,124	15.46 to 15.43	1,237,644	0.48%	13.86% to 13.74%
2004	0.95% to 1.05%	38,238	13.58 to 13.56	519,026	0.00%	21.15% to 21.02%
2003	0.95%	2,627	11.21	29,448	0.60%	12.10%	(a) (b)

Pioneer Small Cap Value VCT Portfolio – Class I
2006	0.95% to 1.05%	124,148	10.81 to 10.80	1,341,708	0.26%	8.10% to 8.04%	(a) (b)

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares
2006	1.05% to 2.80%	551,603	14.73 to 15.18	8,748,454	1.52%	14.70% to 12.67%
2005	0.95% to 2.80%	644,011	12.87 to 13.47	8,937,063	1.64%	4.23% to 2.29%
2004	1.05% to 2.80%	491,760	12.33 to 13.17	6,602,053	0.90%	9.94% to 8.00%
2003	1.15% to 2.50%	131,535	12.33 to 12.22	1,615,235	0.00%	23.30% to 22.17%	(a) (b)

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	1.15% to 2.40%	87,538	20.43 to 19.50	1,761,143	0.61%	26.25% to 24.66%
2005	1.15% to 2.65%	92,906	16.18 to 15.53	1,485,977	1.49%	10.91% to 9.23%
2004	1.15% to 2.65%	126,817	14.59 to 14.22	1,836,698	2.11%	14.86% to 13.12%
2003	0.95% to 2.40%	186,001	11.65 to 12.59	2,324,072	0.00%	16.55% to 25.93%	(a) (b)

Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares
2006	0.95% to 2.80%	213,216	12.21 to 12.50	2,766,251	0.10%	4.44% to 2.49%
2005	0.95% to 2.80%	276,236	11.69 to 12.20	3,456,648	0.71%	4.69% to 2.74%
2004	1.10% to 2.80%	261,001	12.22 to 11.87	3,144,631	0.17%	3.88% to 2.09%
2003	1.15% to 2.80%	101,667	11.76 to 11.63	1,179,509	0.00%	17.63% to 16.31%	(a) (b)

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2003	1.30%	2	1.04	2	2.56%	-81.09%
2002	0.80% to 1.40%	2,668,379	5.45 to 5.66	14,603,968	3.33%	-27.57% to -27.13%

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.80% to 2.90%	1,860,568	10.59 to 11.78	22,408,234	0.29%	5.86% to 6.17%	(a)
2005	1.10% to 2.90%	596,546	11.23 to 11.10	6,676,122	0.19%	12.32% to 10.96%	(a) (b)

T. Rowe Price Equity Income Portfolio – II
2006	0.80% to 2.95%	4,412,317	11.04 to 12.01	54,220,730	1.32%	10.35% to 15.16%	(a)
2005	1.10% to 2.80%	1,288,795	10.56 to 10.44	13,568,484	1.31%	5.59% to 4.39%	(a) (b)

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	1.10% to 2.80%	897,335	10.34 to 10.05	9,206,800	3.73%	2.88% to 1.12%
2005	1.10% to 2.70%	297,273	10.05 to 9.95	2,977,178	2.51%	0.54% to 0.54%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1
2006	0.80% to 1.40%	690,934	11.40 to 11.22	7,763,189	7.87%	5.55% to 4.91%
2005	0.80% to 1.40%	653,908	10.80 to 10.69	6,998,382	6.56%	-3.89% to -4.47%
2004	0.80% to 1.40%	494,491	11.24 to 11.19	5,536,020	0.00%	12.37% to 11.92%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	0.80% to 1.40%	1,107,173	15.82 to 16.79	21,961,040	8.79%	5.63% to 4.99%
2005	0.80% to 1.40%	1,440,459	14.98 to 15.99	26,984,368	7.64%	-3.81% to -4.39%
2004	0.80% to 1.40%	1,831,299	15.57 to 16.72	35,793,497	9.55%	8.28% to 7.62%
2003	0.80% to 1.40%	2,862,991	14.38 to 15.54	51,489,785	2.03%	17.22% to 16.51%
2002	0.80% to 1.40%	4,136,893	12.27 to 16.90	62,492,689	0.00%	19.95% to 20.68%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1
2006	0.80% to 1.40%	1,106,434	22.92 to 22.56	25,013,200	0.53%	38.42% to 37.59%
2005	0.80% to 1.40%	877,819	16.56 to 16.40	14,412,087	0.59%	30.81% to 30.02%
2004	0.80% to 1.40%	513,201	12.66 to 12.61	6,474,361	0.00%	26.61% to 26.10%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.80% to 1.40%	2,079,717	21.49 to 20.22	42,350,828	0.63%	38.38% to 37.55%
2005	0.80% to 1.40%	2,663,102	15.53 to 14.70	39,392,769	0.84%	30.94% to 30.15%
2004	0.80% to 1.40%	3,491,296	11.86 to 11.29	39,648,217	0.64%	24.88% to 24.13%
2003	0.80% to 1.40%	5,585,517	9.50 to 9.01	51,038,448	0.10%	52.96% to 52.03%
2002	0.80% to 1.40%	5,964,059	5.98 to 6.21	35,821,395	0.25%	-4.26% to -3.68%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1
2006	0.80% to 1.40%	1,470,219	$ 23.26 to 22.89	$ 33,718,368	0.07%	23.54% to 22.80%
2005	0.80% to 1.40%	1,551,985	18.83 to 18.64	28,960,958	0.19%	50.41% to 49.50%
2004	0.80% to 1.40%	746,021	12.52 to 12.47	9,304,789	0.00%	25.17% to 24.67%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.80% to 1.40%	1,340,984	32.32 to 31.31	48,678,714	0.07%	23.50% to 22.75%
2005	0.80% to 1.40%	1,699,058	26.17 to 25.51	49,998,755	0.35%	50.46% to 49.56%
2004	0.80% to 1.40%	2,157,026	17.39 to 17.05	42,204,825	0.43%	23.24% to 22.49%
2003	0.80% to 1.40%	3,205,129	14.14 to 13.95	50,839,940	0.41%	43.92% to 43.05%
2002	0.80% to 1.40%	3,463,167	9.75 to 11.96	38,122,503	0.82%	-4.19% to -3.61%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.80% to 1.40%	136,094	10.44 to 10.40	1,416,424	1.17%	4.45% to 4.03%	(a) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II
2006	0.95% to 3.25%	10,572,601	11.13 to 10.14	113,144,737	3.36%	2.58% to 0.20%
2005	0.95% to 2.90%	1,959,026	10.85 to 10.22	20,680,370	2.78%	2.95% to 0.93%
2004	1.10% to 2.85%	797,097	10.44 to 10.13	8,251,586	3.48%	2.93% to 1.12%
2003	1.15% to 2.60%	147,979	10.14 to 10.04	1,495,211	0.01%	1.37% to 0.38%	(a) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.80% to 1.40%	498,158	19.88 to 18.77	9,413,461	8.31%	9.92% to 9.26%
2005	0.80% to 1.40%	725,492	18.08 to 17.18	12,534,982	7.55%	11.36% to 10.68%
2004	0.80% to 1.40%	992,232	16.24 to 15.52	15,474,285	6.82%	9.18% to 8.52%
2003	0.80% to 1.40%	1,706,650	14.87 to 14.30	24,503,530	0.00%	26.84% to 26.08%
2002	0.80% to 1.40%	1,362,649	11.34 to 11.72	15,504,147	8.08%	7.69% to 8.35%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class II
2006	1.10% to 2.15%	145,536	16.72 to 16.02	2,396,495	8.35%	9.59% to 8.43%
2005	1.10% to 2.45%	171,015	15.26 to 14.64	2,577,975	7.16%	10.91% to 9.40%
2004	0.95% to 2.45%	246,266	11.80 to 13.38	3,341,560	8.89%	9.03% to 7.38%
2003	1.10% to 2.65%	217,082	12.64 to 12.44	2,731,124	0.00%	26.36% to 24.38%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.80% to 1.40%	3,810,701	59.82 to 56.82	218,265,572	1.07%	36.94% to 36.12%
2005	0.80% to 1.40%	4,368,496	43.68 to 41.74	183,618,271	1.20%	16.12% to 15.42%
2004	0.80% to 1.40%	5,160,818	37.62 to 36.16	187,725,450	1.47%	35.30% to 34.49%
2003	0.80% to 1.40%	5,597,622	27.80 to 26.89	151,232,148	0.00%	36.41% to 35.59%
2002	0.80% to 1.40%	6,388,968	19.83 to 20.38	127,217,556	3.13%	-2.18% to -1.58%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class II
2006	0.95% to 2.80%	4,145,461	23.69 to 26.78	116,700,717	0.94%	36.36% to 33.83%
2005	0.95% to 2.70%	3,310,194	17.37 to 20.07	68,799,980	1.14%	15.65% to 13.61%
2004	0.95% to 2.75%	2,479,086	15.02 to 17.65	44,807,033	1.33%	34.78% to 32.33%
2003	0.95% to 2.70%	801,715	11.14 to 13.35	10,824,041	0.00%	11.44% to 33.46%	(a)

Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares
2006	1.15% to 2.10%	65,321	14.95 to 14.47	969,737	0.30%	12.38% to 11.30%
2005	1.15% to 2.10%	64,852	13.30 to 13.00	859,735	0.07%	7.50% to 6.47%
2004	1.15% to 2.00%	40,476	12.37 to 12.23	502,687	0.97%	8.40% to 7.47%
2003	1.25% to 1.70%	1,741	11.41 to 12.90	21,716	0.27%	14.11% to 13.95%	(a) (b)

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Discovery FundSM
2006	0.80% to 1.40%	2,138,630	23.22 to 27.88	68,607,503	0.00%	13.73% to 13.04%
2005	0.80% to 1.40%	2,486,339	20.42 to 24.66	70,294,123	0.00%	7.41% to 6.76%
2004	0.80% to 1.40%	3,008,430	19.01 to 23.10	79,265,637	0.00%	14.79% to 14.10%
2003	0.80% to 1.40%	3,528,905	16.56 to 20.24	81,166,340	0.00%	38.31% to 37.48%
2002	0.80% to 1.40%	4,412,647	11.97 to 17.90	73,328,599	0.00%	-13.25% to -12.72%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Large Company Growth Fund
2006	1.40% to 2.20%	13,143	10.60 to 10.41	137,213	0.00%	0.92% to 0.10%
2005	1.40% to 2.20%	13,234	10.50 to 10.40	137,863	0.18%	4.22% to 3.38%
2004	2.10%	2,297	10.06	23,117	0.00%	0.64%	(a) (b)

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Money Market Fund
2006	1.15% to 1.40%	1,635	10.47 to 10.41	17,055	26.87%	3.22% to 2.96%
2005	1.40%	1,058	10.11	10,698	34.36%	1.11%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM
2006	0.80% to 1.40%	7,005,669	$ 32.42 to 38.06	$334,888,686	0.00%	11.32% to 10.65%
2005	0.80% to 1.40%	8,710,393	29.12 to 34.39	373,720,329	0.00%	7.02% to 6.38%
2004	0.80% to 1.40%	10,844,850	27.21 to 32.33	434,154,524	0.00%	17.27% to 16.57%
2003	0.80% to 1.40%	13,018,344	23.20 to 27.74	444,110,406	0.07%	35.91% to 35.09%
2002	0.80% to 1.40%	16,110,284	17.07 to 28.12	403,963,377	0.34%	-27.84% to -27.40%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Total Return Bond Fund
2006	1.15%	2,116	10.39	21,981	4.32%	2.63%
2005	1.15%	2,116	10.12	21,419	0.49%	0.73%

2006 Reserves for annuity contracts in payout phase:				11,157,956

2006 Contract owners’ equity				$17,880,717,436

2005 Reserves for annuity contracts in payout phase:				9,694,221

2005 Contract owners’ equity				$13,950,161,968

2004 Reserves for annuity contracts in payout phase:				9,554,595

2004 Contract owners’ equity				$12,749,242,735

2003 Reserves for annuity contracts in payout phase:				10,819,827

2003 Contract owners’ equity				$11,391,384,498

2002 Reserves for annuity contracts in payout phase:				10,470,739

2002 Contract owners’ equity				$9,986,015,760

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2007

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2006	2005	2004
Revenues:
Policy charges	$1,132.6	$1,055.1	$1,025.2
Traditional life insurance and immediate annuity premiums	308.3	260.0	270.4
Net investment income	2,058.5	2,105.2	2,000.5
Net realized gains (losses) on investments, hedging instruments and hedged items	7.1	10.6	(36.4)
Other income	0.2	2.2	9.8

Total revenues	3,506.7	3,433.1	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Life insurance and annuity benefits	450.3	377.5	369.2
Policyholder dividends on participating policies	25.6	33.1	36.2
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	65.5	66.3	59.8
Other operating expenses	531.8	538.8	582.0

Total benefits and expenses	2,853.6	2,813.0	2,734.5

Income from continuing operations before federal income tax expense	653.1	620.1	535.0
Federal income tax expense	30.6	95.6	120.0

Income from continuing operations	622.5	524.5	415.0
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(3.3)

Net income	$622.5	$524.5	$411.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2006	2005
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $25,197.2 in 2006; $26,658.9 in 2005)	$25,275.4	$27,198.1
Equity securities (cost $28.5 in 2006; $35.1 in 2005)	34.4	42.1
Mortgage loans on real estate, net	8,202.2	8,458.9
Real estate, net	54.8	84.9
Policy loans	639.2	604.7
Other long-term investments	598.9	641.5
Short-term investments, including amounts managed by a related party	1,722.0	1,596.6

Total investments	36,526.9	38,626.8

Cash	0.5	0.9
Accrued investment income	323.6	344.0
Deferred policy acquisition costs	3,758.0	3,597.9
Other assets	2,001.5	1,699.1
Assets held in separate accounts	67,351.9	62,689.8

Total assets	$109,962.4	$106,958.5

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$34,409.4	$35,941.1
Short-term debt	75.2	242.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,988.1	3,130.1
Liabilities related to separate accounts	67,351.9	62,689.8

Total liabilities	105,524.6	102,703.3

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,130.9	3,883.4
Accumulated other comprehensive income	28.7	93.6

Total shareholder’s equity	4,437.8	4,255.2

Total liabilities and shareholder’s equity	$109,962.4	$106,958.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2003	$3.8	$271.3	$3,257.2	$467.3	$3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Other comprehensive loss, net of taxes	—	—	—	(73.5)	(73.5)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	3.8	274.4	3,883.4	93.6	4,255.2

Comprehensive income:
Net income	—	—	622.5	—	622.5
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					557.6

Dividends to NFS	—	—	(375.0)	—	(375.0)

Balance as of December 31, 2006	$3.8	$274.4	$4,130.9	$28.7	$4,437.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2006	2005	2004
Cash flows from operating activities:
Net income	$622.5	$524.5	$411.7
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(7.1)	(10.6)	36.4
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Capitalization of deferred policy acquisition costs	(569.6)	(460.5)	(496.4)
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Amortization and depreciation	46.6	65.6	73.0
(Increase) decrease in other assets	(298.0)	591.0	(303.5)
Increase (decrease) in policy and other liabilities	225.7	(511.1)	324.4
Other, net	0.1	(114.9)	1.5

Net cash provided by operating activities	1,800.6	1,881.3	1,734.4

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	5,128.6	4,198.5	3,099.4
Proceeds from sale of securities available-for-sale	2,267.3	2,619.7	2,485.5
Proceeds from repayments or sales of mortgage loans on real estate	2,430.8	2,854.6	1,920.9
Cost of securities available-for-sale acquired	(5,658.9)	(6,924.1)	(6,291.4)
Cost of mortgage loans on real estate originated or acquired	(2,180.4)	(2,524.9)	(2,169.9)
Net (increase) decrease in short-term investments	(125.4)	56.9	205.9
Collateral (paid) received - securities lending, net	(332.6)	36.6	89.4
Other, net	52.1	121.6	(357.2)

Net cash provided by (used in) investing activities	1,581.5	438.9	(1,017.4)

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(167.1)	27.3	15.2
Capital contributed by NFS	—	—	3.1
Cash dividends paid to NFS	(375.0)	(185.0)	(125.0)
Investment and universal life insurance product deposits	3,400.8	2,845.4	3,561.6
Investment and universal life insurance product withdrawals	(6,241.2)	(5,022.5)	(4,156.5)

Net cash used in financing activities	(3,382.5)	(2,334.8)	(701.6)

Net (decrease) increase in cash	(0.4)	(14.6)	15.4
Cash, beginning of period	0.9	15.5	0.1

Cash, end of period	$0.5	$0.9	$15.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006, 2005 and 2004

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2006 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation d/b/a TBG Financial (TBG Financial) through its joint venture with MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the NMIC agency distribution force.

As of December 31, 2006 and 2005, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 71% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 9% from other sources compared to 72%, 20% and 8%, respectively, in 2005.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 25.5% of the mortgage loan portfolio in any geographic region of the U.S. and no more than 2.6% with any one borrower, compared to 23.8% and 1.6%, respectively, as of December 31, 2005. As of December 31, 2006 and 2005, 33.4% and 32.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard & Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC true-up and unlocking adjustments are reflected currently in the consolidated statements of income.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% in 2006 (10% in 2005 and 11% in 2004) of the Company’s life insurance in force, 50% of the number of life insurance policies in force in 2006 (52% in 2005 and 55% in 2004) and 5% of life insurance statutory premiums in 2006 (5% in 2005 and 7% in 2004). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k) Reclassification

Certain items in the 2005 and 2004 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(3)	Recently Issued Accounting Standards
In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006, with early adoption permitted. The Company plans to adopt SFAS 156 effective January 1, 2007. SFAS 156 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 is not expected to have a material impact on the Company’s financial position and/or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

(4)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, net of certain surrender charges.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments.

Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values for other derivatives are based on credit event probabilities, equity option index levels and broker valuations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2006		2005
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$25,275.4	$25,275.4	$27,198.1	$27,198.1
Equity securities	34.4	34.4	42.1	42.1
Mortgage loans on real estate, net	8,202.2	8,060.7	8,458.9	8,503.0
Policy loans	639.2	639.2	604.7	604.7
Short-term investments	1,722.0	1,722.0	1,596.6	1,596.6
Cash	0.5	0.5	0.9	0.9
Assets held in separate accounts	67,351.9	67,351.9	62,689.8	62,689.8

Liabilities
Investment contracts	(27,124.7)	(25,455.2)	(28,698.1)	(26,607.2)
Policy reserves on life insurance contracts	(7,284.7)	(7,120.4)	(7,243.0)	(7,173.1)
Short-term debt	(75.2)	(75.2)	(242.3)	(242.3)
Long-term debt, payable to NFS	(700.0)	(809.3)	(700.0)	(822.8)
Collateral received – securities lending and derivatives	(986.1)	(986.1)	(1,359.1)	(1,359.1)
Liabilities related to separate accounts	(67,351.9)	(66,149.8)	(62,689.8)	(61,483.5)

Derivative financial instruments
Interest rate swaps hedging assets	4.2	4.2	3.3	3.3
Cross-currency interest rate swaps	66.1	66.1	178.5	178.5
Interest rate futures contracts	(2.4)	(2.4)	1.6	1.6
Other derivatives	128.2	128.2	41.1	41.1

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, approximately 82% of separate account assets were invested in equity mutual funds (approximately 83% as of December 31, 2005). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate the amortization of DAC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company’s long-term assumption for net separate account returns is 8% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than had the Company’s long-term assumption for net separate account returns been realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine whether unlocking is appropriate. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2006. As of December 31, 2006 and 2005, the net amount at risk was $562.4 million and $1.08 billion before reinsurance, respectively, and $119.0 million and $178.4 million net of reinsurance, respectively. As of December 31, 2006 and 2005, the Company’s reserve for GMDB claims was $29.3 million and $26.9 million, respectively. See Note 3 to the audited consolidated financial statements included in the F pages of this report for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. Subsequent changes in the fair value of the embedded derivative are recognized in earnings. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Quarterly, the Company purchases S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) to the audited consolidated financial statements included in the F pages of this report for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006 and 2005. As of December 31, 2006 and 2005, the balance of the GMAB embedded derivative was $116.3 million and $67.9 million, respectively. The increase in the balance of the GMAB embedded derivative was driven by the value of new business sold during 2006.

Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed lifetime withdrawal benefit (GLWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.INC), a stand-alone GLWB, to compliment CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above. L.INC provides for enhanced retirement income security via guaranteed accumulation rates and withdrawal rates that increase with age without the liquidity loss associated with annuitization. The lifetime withdrawal feature also is being economically hedged. Currently, the Company is using S&P 500 Index and U.S. Treasury futures to hedge exposure to declining equity and interest rate markets, respectively. Similar to GMDBs, the Company’s economic valuation of the lifetime income obligation is not consistent with the accounting treatment of the obligation. Therefore, hedging activity is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2006, 2005 and 2004, a net gain of $2.9 million, a net gain of $4.1 million and a net loss of $11.3 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Cash Flow Hedges

For the years ended December 31, 2006, 2005 and 2004, the ineffective portion of cash flow hedges was a net loss of $1.5 million, a net gain of $3.1 million and a net gain of $1.0 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.8 million in net losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

During 2006, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2006, 2005 and 2004 included a net loss of $0.5 million, a net loss of $9.1 million and a net gain of $8.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included a loss of $11.4 million and a gain of $5.1 million for the years ended December 31, 2006 and 2005, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2006, 2005 and 2004, net losses of $10.6 million, $80.7 million and $5.9 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $14.1 million, $78.3 million and $5.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2006, 2005 and 2004, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2006	2005
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,930.5	$2,040.1
Pay variable/receive fixed rate swaps hedging investments	60.4	79.2
Pay variable/receive fixed rate swaps hedging liabilities	—	550.0
Pay variable/receive variable rate swaps hedging liabilities	—	30.0
Pay fixed/receive variable rate swaps hedging liabilities	1,048.8	170.0
Other contracts hedging investments	—	10.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	452.9	439.8
Hedging foreign currency denominated liabilities	1,137.1	1,312.4
Credit default swaps and other non-hedging instruments	478.6	555.3
Equity option contracts	1,640.7	774.4
Interest rate futures contracts	214.2	120.5

Total	$6,963.2	$6,081.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U. S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2006. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,476.3	$1,488.2
Due after one year through five years	6,350.0	6,406.7
Due after five years through ten years	4,697.0	4,722.5
Due after ten years	3,078.1	3,149.4

Subtotal	15,601.4	15,766.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	5,997.6
Asset-backed securities	3,506.7	3,511.0

Total	$25,197.2	$25,275.4

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2006	2005
Net unrealized gains, before adjustments and taxes	$84.1	$246.2
Adjustment to DAC	83.3	42.4
Adjustment to future policy benefits and claims	(83.1)	(104.6)
Deferred federal income taxes	(29.5)	(64.4)

Net unrealized gains	$54.8	$119.6

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2006	2005	2004
Fixed maturity securities	$(161.0)	$(704.1)	$(153.3)
Equity securities	(1.1)	(3.4)	(1.2)

Net change	$(162.1)	$(707.5)	$(154.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities – U.S. Government-backed	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.

Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $2.27 billion, $2.62 billion and $2.49 billion, respectively. During 2006, gross gains of $61.6 million ($71.9 million and $61.5 million in 2005 and 2004, respectively) and gross losses of $64.1 million ($22.6 million and $8.7 million in 2005 and 2004, respectively) were realized on those sales.

The Company had $5.1 million and $22.2 million of real estate investments as of December 31, 2006 and 2005, respectively, that were non-income producing during the preceding twelve months.

Real estate held for use is presented at cost less accumulated depreciation of $16.7 million as of December 31, 2006 ($21.5 million as of December 31, 2005). The carrying value of real estate held for sale totaled $42.1 million and $2.5 million as of December 31, 2006 and 2005, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $17.5 million as of December 31, 2006 ($29.7 million as of December 31, 2005), for which the related valuation allowance was $12.3 million ($7.1 million as of December 31, 2005). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2006, the average recorded investment in impaired mortgage loans on real estate was $3.5 million ($7.4 million in 2005). Interest income on those loans, which is recognized on a cash basis, totaled $1.9 million in 2006 ($2.1 million in 2005).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2006	2005	2004
Allowance, beginning of period	$31.1	$33.3	$29.1
Net additions (reductions) to allowance	3.2	(2.2)	4.2

Allowance, end of period	$34.3	$31.1	$33.3

The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2006	2005	2004
Total realized gains on sales, net of hedging losses	$88.8	$75.6	$65.0
Total realized losses on sales, net of hedging gains	(64.8)	(22.9)	(12.7)
Total other-than-temporary and other investment impairments	(17.1)	(36.8)	(90.6)
Credit default swaps	(1.1)	(7.5)	0.3
Periodic net coupon settlements on non-qualifying derivatives	1.9	1.1	6.6
Other derivatives	(0.6)	1.1	(5.0)

Net realized gains (losses) on investments, hedging instruments and hedged items	$7.1	$10.6	$(36.4)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2006	2005	2004
Securities available-for-sale:
Fixed maturity securities	$1,419.2	$1,466.2	$1,461.9
Equity securities	2.6	2.4	1.2
Mortgage loans on real estate	535.4	577.3	577.4
Real estate	17.0	16.6	17.9
Short-term investments	47.3	18.8	8.9
Derivatives	(1.9)	(31.0)	(94.3)
Other	105.8	112.2	78.4

Gross investment income	2,125.4	2,162.5	2,051.4
Less investment expenses	66.9	57.3	50.9

Net investment income	$2,058.5	$2,105.2	$2,000.5

Fixed maturity securities with an amortized cost of $8.1 million and $16.4 million as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2006, the Company had not pledged any fixed maturity securities as collateral to various derivative counterparties compared to $8.5 million as of December 31, 2005.

As of December 31, 2006 and 2005, the Company had received $802.3 million and $1.10 billion, respectively, of cash collateral on securities lending and $171.0 million and $203.3 million, respectively, of cash for derivative collateral. As of December 31, 2006 and 2005, the Company had not received any non-cash collateral on securities. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2006 and 2005, the Company had loaned securities with a fair value of $778.6 million and $1.07 billion, respectively. The Company also held $12.8 million and $53.2 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2006 and 2005, respectively.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); and (4) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2006			2005
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,231.4	$17.1	60	$9,260.6	$32.5	60
Reset	17,587.0	24.2	63	16,932.1	58.7	63
Ratchet	13,481.0	16.0	66	11,020.6	28.9	65
Rollup	538.4	5.7	70	592.1	8.4	69
Combo	2,588.7	14.9	68	2,530.6	22.3	68

Subtotal	43,426.5	77.9	65	40,336.0	150.8	64
Earnings enhancement	477.8	41.1	61	418.5	27.6	61

Total - GMDB	$43,904.3	$119.0	65	$40,754.5	$178.4	63

GMAB[2]:
5 Year	$2,131.1	$0.1	N/A	$1,041.8	$0.5	N/A
7 Year	1,865.7	0.1	N/A	1,103.5	0.2	N/A
10 Year	784.0	—	N/A	595.5	0.1	N/A

Total - GMAB	$4,780.8	$0.2	N/A	$2,740.8	$0.8	N/A

GMIB[3]:
Ratchet	$450.6	$—	N/A	$444.7	$—	N/A
Rollup	1,187.1	—	N/A	1,189.3	—	N/A
Combo	0.5	—	N/A	0.5	—	N/A

Total - GMIB	$1,638.2	$—	N/A	$1,634.5	$—	N/A

GLWB:
Lifetime Income (L.INC)	$993.8	$—	N/A	$—	$—	N/A

Total - GLWB	$993.8	$—	N/A	$—	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $2.95 billion and $939.1 million as of December 31, 2006 and 2005, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	GLWB	Total
Balance as of December 31, 2004	$23.6	$20.6	$0.8	$—	$45.0
Expense provision	32.8	—	0.4	—	33.2
Net claims paid	(29.5)	—	—	—	(29.5)
Value of new business sold	—	53.4	—	—	53.4
Change in fair value	—	(6.1)	—	—	(6.1)

Balance as of December 31, 2005	26.9	67.9	1.2	—	96.0
Expense provision	32.5	—	—	0.3	32.8
Net claims paid	(30.1)	—	—	—	(30.1)
Value of new business sold	—	95.2	—	—	95.2
Change in fair value	—	(46.8)	—	—	(46.8)

Balance as of December 31, 2006	$29.3	$116.3	$1.2	$0.3	$147.1

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2006	2005
Mutual funds:
Bond	$4,467.3	$3,857.3
Domestic equity	29,808.4	28,011.3
International equity	3,420.5	2,161.4

Total mutual funds	37,696.2	34,030.0
Money market funds	1,414.4	1,350.4

Total	$39,110.6	$35,380.4

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

In accordance with SOP 03-01, GLWB claim reserves for the L.INC rider are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance and recognizing such potential additional liabilities of the Company as a benefit reserve expense ratably over the accumulation period. The Company periodically evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to life insurance and annuity benefits in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and 2005:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%
GMABs and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2006	2005
$800.0 million commercial paper program	$—	$134.7
$350.0 million securities lending program facility	75.2	75.0
$250.0 million securities lending program facility	—	32.6

Total short-term debt	$75.2	$242.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2006, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2006 and 2005. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had no commercial paper outstanding at December 31, 2006 and $134.7 million outstanding at December 31, 2005 at a weighted average effective interest rate of 4.22%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.2 million and $75.0 million outstanding under this agreement as of December 31, 2006 and 2005, respectively. As of December 31, 2006, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $11.7 million, $11.5 million and $3.6 million in 2006, 2005 and 2004, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2006	2005
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million, $53.7 million and $50.7 million in 2006, 2005 and 2004, respectively. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2006	2005
Deferred tax assets:
Future policy benefits	$607.8	$630.5
Other	138.6	185.9

Gross deferred tax assets	746.4	816.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	739.4	809.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,022.2	970.5
Other	173.9	237.1

Gross deferred tax liabilities	1,196.1	1,207.6

Net deferred tax liability	$456.7	$398.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2006, 2005 and 2004.

The Company’s current federal income tax (asset) liability was $(12.6) million and $53.8 million as of December 31, 2006 and 2005, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it had taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD).

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the quarter ended June 30, 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2006	2005	2004
Current	$(61.8)	$90.6	$181.5
Deferred	92.4	5.0	(61.5)

Federal income tax expense	$30.6	$95.6	$120.0

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2006		2005		2004
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$228.6	35.0	$217.0	35.0	$187.2	35.0
Tax exempt interest and DRD	(67.5)	(10.3)	(107.5)	(17.3)	(47.2)	(8.8)
Reserve release	(110.9)	(17.0)	—	—	—	—
Other, net	(19.6)	(3.0)	(13.9)	(2.3)	(20.0)	(3.8)

Total	$30.6	4.7	$95.6	15.4	$120.0	22.4

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004. The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.

Total federal income taxes (refunded) paid were $(4.3) million, $182.2 million and $142.3 million during the years ended December 31, 2006, 2005 and 2004, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2006 and 2005 was $2.68 billion and $2.60 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2006, 2005 and 2004 was $537.5 million, $462.5 million and $317.7 million, respectively. As of January 1, 2007, based on statutory financial results as of and for the year ended December 31, 2006, NLIC could pay dividends totaling $162.5 million without obtaining prior approval. As of March 1, 2007, NLIC will be able to pay dividends to NFS totaling $232.5 million upon providing prior notice to the ODI. On February 21, 2007, NLIC declared an ordinary dividend of $232.5 million and an extraordinary dividend of $242.5 million, both payable to NFS in March 2007. NLIC will provide notice to the ODI of the ordinary dividend and seek prior approval from the ODI of the extraordinary dividend before paying these dividends to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2006	2005	2004
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(171.3)	$(687.2)	$(182.0)
Net adjustment to deferred policy acquisition costs	40.9	187.0	99.1
Net adjustment to future policy benefits and claims	21.5	17.0	(11.0)
Related federal income tax benefit	38.1	169.1	33.3

Net unrealized losses	(70.8)	(314.1)	(60.6)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	9.2	(20.3)	27.5
Related federal income tax (benefit) expense	(3.2)	7.1	(9.6)

Net reclassification adjustment	6.0	(13.2)	17.9

Other comprehensive loss on securities available-for-sale	(64.8)	(327.3)	(42.7)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(0.2)	41.7	(47.4)
Related federal income tax benefit (expense)	0.1	(14.6)	16.6

Other comprehensive (loss) income on cash flow hedges	(0.1)	27.1	(30.8)

Total other comprehensive loss	$(64.9)	$(300.2)	$(73.5)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2006, 2005 and 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $19.9 million, $16.6 million and $13.7 million for the years ended December 31, 2006, 2005 and 2004, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2006, 2005 and 2004.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.6 million, $6.2 million and $5.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2006, 2005 and 2004, the Company made payments to NMIC and NSC totaling $261.7 million, $274.1 million and $194.6 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.48 billion and $6.39 billion as of December 31, 2006 and 2005, respectively. Total revenues from these contracts were $133.4 million, $136.2 million and $136.5 million for the years ended December 31, 2006, 2005 and 2004, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $110.7 million, $107.3 million and $107.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2006, 2005 and 2004, the Company made lease payments to NMIC of $19.3 million, $18.7 million and $18.4 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2006, 2005 and 2004 were $430.8 million, $429.5 million and $335.6 million, respectively, while benefits, claims and expenses ceded during these years were $470.4 million, $398.8 million and $336.0 million, respectively.

Funds of NWD Investment Management, Inc. (NWD), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2006 and 2005, customer allocations to NWD funds totaled $18.26 billion and $15.70 billion, respectively. For the years ended December 31, 2006, 2005 and 2004, NWD paid the Company $64.4 million, $51.6 million and $44.5 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $28.3 million, $26.5 million and $23.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2006 and 2005, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2006, 2005 and 2004, the most the Company had outstanding at any given time was $191.5 million, $55.3 million and $227.7 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $601.3 million and $390.9 million as of December 31, 2006 and 2005, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2006, 2005 and 2004 were $58.1 million, $59.0 million and $63.1 million, respectively.

During the years ended December 31, 2006 and 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $6.9 million, $2.9 million and $2.6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments (from) to NMIC were $(15.3) million, $45.0 million and $37.4 million in the years ended December 31, 2006, 2005 and 2004, respectively. These payments related to tax years prior to deconsolidation.

In 2006, 2005 and 2004, NLIC paid dividends to NFS totaling $375.0 million, $185.0 million and $125.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the Untied States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. NFS, NLIC and NRS intend to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. NLIC continues to defend this lawsuit vigorously.

On January 21, 2004, NLIC, Nationwide Life Insurance Company of America, NLAIC, NFS and Nationwide Financial Corporation (collectively referred to as the Companies) were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that the Companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, the Companies filed a motion for summary judgment. On June 15, 2006, the District Court granted the Companies’ motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and the Companies are awaiting a decision. The Companies continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC and NFS, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. NFS and NLIC continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(15)	Guarantees
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2006, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.36 billion. The Company does not anticipate making any payments related to these guarantees.

At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2006 and 2005, no stabilization collateral amounts were released into income. As of December 31, 2006 and 2005, $2.2 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(16)	Variable Interest Entities
As of December 31, 2006 and 2005, the Company had relationships with 18 and 19 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. As of December 31, 2006, each VIE was a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $445.5 million and $440.6 million as of December 31, 2006 and December 31, 2005, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2006	2005
Mortgage loans on real estate	$—	$31.5
Other long-term investments	432.5	478.6
Short-term investments	33.7	42.3
Other assets	37.8	41.3
Short-term debt	—	(32.6)
Other liabilities	(58.5)	(120.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2006 and 2005 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $68.9 million and $53.9 million as of December 31, 2006 and 2005, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401(k) business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain structured products business; the MTN program; net investment income and certain expenses not allocated to other segments; periodic net coupon settlements on non-qualifying derivatives; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Traditional life insurance and immediate annuity premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder account values	501.7	440.5	179.2	208.7	1,330.1
Life insurance and annuity benefits	202.8	—	247.5	—	450.3
Policyholder dividends on participating policies	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense on debt	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	4.0	531.8

Total benefits and expenses	1,263.5	657.5	664.3	268.3	2,853.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	90.9	$653.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(1.0)
Adjustment to amortization related to net realized gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$80.0

Assets as of period end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Traditional life insurance and immediate annuity premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Life insurance and annuity benefits	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Traditional life insurance and immediate annuity premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other income	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Life insurance and annuity benefits	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2006 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$133.7	$133.7
Agencies not backed by the full faith and credit of the U.S. Government	559.4	603.4	603.4
Obligations of states and political subdivisions	266.0	259.5	259.5
Foreign governments	34.9	36.5	36.5
Public utilities	1,541.9	1,543.5	1,543.5
All other corporate	22,671.3	22,698.8	22,698.8

Total fixed maturity securities available-for-sale	25,197.2	25,275.4	25,275.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	13.3	17.8	17.8
Industrial, miscellaneous and all other	7.8	9.1	9.1
Nonredeemable preferred stocks	7.4	7.5	7.5

Total equity securities available-for-sale	28.5	34.4	34.4

Mortgage loans on real estate, net	8,222.9		8,202.2	[1]
Real estate, net:
Investment properties	66.3		49.7	[2]
Acquired in satisfaction of debt	5.2		5.1	[2]

Total real estate, net	71.5		54.8

Policy loans	639.2		639.2
Other long-term investments	677.4		574.9	[3,4]
Short-term investments, including amounts managed by a related party	1,722.0		1,722.0

Total investments	$36,558.7		$36,502.9

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to operating gains and/or losses of investments in limited partnerships.

[4]	Amount shown does not agree to the audited consolidated balance sheet due to $24.1 million in unconsolidated related party investments.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

2004
Individual Investments	$2,015.5	$15,500.6			$87.5
Retirement Plans	301.7	10,139.8			—
Individual Protection	1,244.1	5,430.5			182.9
Corporate and Other	(144.7)	5,312.2			—

Total	$3,416.6	$36,383.1			$270.4

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual Investments	$739.5	$704.5	$352.7	206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	4.0

Total	$2,058.5	$1,806.0	$450.3	$531.8

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	15.8

Total	$2,105.2	$1,741.6	$466.3	$538.8

2004
Individual Investments	$824.8	$710.4	$276.1	$210.0
Retirement Plans	627.9	435.5	39.6	184.5
Individual Protection	327.2	450.0	94.4	159.7
Corporate and Other	220.6	86.7	—	27.8

Total	$2,000.5	$1,682.6	$410.1	$582.0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV          Reinsurance

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

2004
Life insurance in force	$123,756.6	$46,866.2	$10.2	$76,900.6	0.0%

Premiums:
Life insurance [1]	$300.7	$30.6	$0.3	$270.4	0.1%
Accident and health insurance	312.7	345.1	32.4	—	N/A

Total	$613.4	$375.7	$32.7	$270.4	12.1%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2006, 2005 and 2004 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

2004
Valuation allowances - mortgage loans on real estate	$29.1	$7.5	$—	$3.3	$33.3

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2006.

Statements of Operations for the Period
ended December 31, 2006.

Statements of Changes in Contract
Owners' Equity for the Periods
ended December 31, 2006 and 2005.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2006 and 2005.

Consolidated Statements of Income for the
Periods ended December 31, 2006, 2005 and
2004.

Consolidated Statements of Shareholder’s
Equity for the Periods ended December 31,
2006, 2005 and 2004.

Consolidated Statements of Cash Flows for
the Periods ended December 31, 2006, 2005
and 2004.

Notes to Consolidated Financial Statements.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant –  Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter –  Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with Registration Statement (SEC File No. 333-105992) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with Registration Statement (SEC File No. 333-105992) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(7)	Not Applicable

(8)	Not Applicable

(9)	Opinion of Counsel – Filed previously with Registration Statement (SEC File No. 333-105992) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor
Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Financial, Investments and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank charted by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.            Number of Contract Owners
 The number of Contract Owners of Qualified and Non-Qualified Contracts as of January 31, 2007 was 18 and 458 respectively.

Item 28.           Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-5
Nationwide Variable Account-8	Nationwide VLI Separate Account-6
Nationwide Variable Account-9	Nationwide VLI Separate Account-7
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
  One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 19th day of April, 2007.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ Jeanny V. Simaitis
Jeanny V. Simaitis
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 19th day of April, 2007

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ Jeanny V. Simaitis
Jeanny V. Simaitis
Attorney-in-Fact